UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (47.4%)
3M Co. (Miscellaneous Manufacturing)	3,640	$304,195
Abbott Laboratories (Pharmaceuticals)	7,865	414,328
Abercrombie & Fitch Co. - Class A (Retail)	455	20,766
Adobe Systems, Inc.* (Software)	2,665	94,261
Advanced Micro Devices, Inc.* (Semiconductors)	2,860	26,512
Aetna, Inc. (Healthcare - Services)	2,210	77,593
AFLAC, Inc. (Insurance)	2,405	130,567
Agilent Technologies, Inc.* (Electronics)	1,755	60,354
Air Products & Chemicals, Inc. (Chemicals)	1,105	81,715
Airgas, Inc. (Chemicals)	390	24,812
AK Steel Holding Corp. (Iron/Steel)	585	13,373
Akamai Technologies, Inc.* (Internet)	845	26,541
Alcoa, Inc. (Mining)	5,200	74,048
Allegheny Energy, Inc. (Electric)	845	19,435
Allegheny Technologies, Inc. (Iron/Steel)	520	28,075
Allergan, Inc. (Pharmaceuticals)	1,560	101,899
Allstate Corp. (Insurance)	2,730	88,206
Altera Corp. (Semiconductors)	1,495	36,343
Altria Group, Inc. (Agriculture)	10,530	216,076
Amazon.com, Inc.* (Internet)	1,755	238,206
Ameren Corp. (Electric)	1,170	30,514
American Electric Power, Inc. (Electric)	2,405	82,203
American Express Co. (Diversified Financial Services)	6,045	249,417
American International Group, Inc.* (Insurance)	715	24,410
American Tower Corp.* (Telecommunications)	2,015	85,859
Ameriprise Financial, Inc. (Diversified Financial Services)	1,300	58,968
AmerisourceBergen Corp. (Pharmaceuticals)	1,430	41,356
Amgen, Inc.* (Biotechnology)	4,940	295,214
Amphenol Corp. - Class A (Electronics)	910	38,393
Anadarko Petroleum Corp. (Oil & Gas)	2,470	179,890
Analog Devices, Inc. (Semiconductors)	1,495	43,086
AON Corp. (Insurance)	1,365	58,299
Apache Corp. (Oil & Gas)	1,690	171,535
Apartment Investment and Management Co. - Class A (REIT)	585	10,770
Apollo Group, Inc. - Class A* (Commercial Services)	650	39,839
Apple Computer, Inc.* (Computers)	4,615	1,084,202
Applied Materials, Inc. (Semiconductors)	6,825	92,001
Archer-Daniels-Midland Co. (Agriculture)	3,250	93,925
Assurant, Inc. (Insurance)	585	20,112
AT&T, Inc. (Telecommunications)	29,965	774,296
Autodesk, Inc.* (Software)	1,170	34,421
Automatic Data Processing, Inc. (Software)	2,535	112,731
AutoNation, Inc.* (Retail)	455	8,226
AutoZone, Inc.* (Retail)	130	22,502
Avalonbay Communities, Inc. (REIT)	390	33,677
Avery Dennison Corp. (Household Products/Wares)	585	21,300
Avon Products, Inc. (Cosmetics/Personal Care)	2,145	72,651
Baker Hughes, Inc. (Oil & Gas Services)	1,560	73,070
Ball Corp. (Packaging & Containers)	455	24,288
Bank of America Corp. (Banks)	50,895	908,476
Bank of New York Mellon Corp. (Banks)	6,110	188,677
Bard (C.R.), Inc. (Healthcare - Products)	455	39,412
Baxter International, Inc. (Healthcare - Products)	3,055	177,801
BB&T Corp. (Banks)	3,510	113,689
Becton, Dickinson & Co. (Healthcare - Products)	1,170	92,114
Bed Bath & Beyond, Inc.* (Retail)	1,300	56,888
Bemis Co., Inc. (Packaging & Containers)	585	16,801
Berkshire Hathaway, Inc. - Class B* (Insurance)	8,385	681,449
Best Buy Co., Inc. (Retail)	1,755	74,658
Big Lots, Inc.* (Retail)	390	14,204
Biogen Idec, Inc.* (Biotechnology)	1,365	78,296
BJ Services Co. (Oil & Gas Services)	1,495	31,993
BMC Software, Inc.* (Software)	910	34,580
Boeing Co. (Aerospace/Defense)	3,835	278,459
Boston Properties, Inc. (REIT)	715	53,940
Boston Scientific Corp.* (Healthcare - Products)	7,670	55,377
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,710	232,557
Broadcom Corp. - Class A (Semiconductors)	2,210	73,328
Brown-Forman Corp. (Beverages)	520	30,914
C.H. Robinson Worldwide, Inc. (Transportation)	845	47,193
CA, Inc. (Software)	2,015	47,292
Cabot Oil & Gas Corp. (Oil & Gas)	520	19,136
Cameron International Corp.* (Oil & Gas Services)	1,235	52,932
Campbell Soup Co. (Food)	975	34,466
Capital One Financial Corp. (Diversified Financial Services)	2,340	96,899
Cardinal Health, Inc. (Pharmaceuticals)	1,820	65,575
CareFusion Corp.* (Healthcare - Products)	910	24,051
Carnival Corp. - Class A (Leisure Time)	2,210	85,925
Caterpillar, Inc. (Machinery - Construction & Mining)	3,185	200,177
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,365	21,635
CBS Corp. - Class B (Media)	3,445	48,023
Celgene Corp.* (Biotechnology)	2,340	144,986
CenterPoint Energy, Inc. (Electric)	2,015	28,935
CenturyTel, Inc. (Telecommunications)	1,495	53,013
Cephalon, Inc.* (Pharmaceuticals)	390	26,434

See accompanying notes to the Schedules of Portfolio Investments.

CF Industries Holdings, Inc. (Chemicals)	260	23,707
Chesapeake Energy Corp. (Oil & Gas)	3,315	78,367
Chevron Corp. (Oil & Gas)	10,205	773,845
Chubb Corp. (Insurance)	1,690	87,626
CIGNA Corp. (Insurance)	1,365	49,932
Cincinnati Financial Corp. (Insurance)	845	24,421
Cintas Corp. (Textiles)	650	18,259
Cisco Systems, Inc.* (Telecommunications)	29,055	756,302
Citigroup, Inc.* (Diversified Financial Services)	99,710	403,825
Citrix Systems, Inc.* (Software)	910	43,198
Cliffs Natural Resources, Inc. (Iron/Steel)	715	50,729
Clorox Co. (Household Products/Wares)	715	45,860
CME Group, Inc. (Diversified Financial Services)	325	102,736
CMS Energy Corp. (Electric)	1,170	18,088
Coach, Inc. (Apparel)	1,625	64,220
Coca-Cola Co. (Beverages)	11,700	643,500
Coca-Cola Enterprises, Inc. (Beverages)	1,625	44,948
Cognizant Technology Solutions Corp.* (Computers)	1,495	76,215
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,535	216,134
Comcast Corp. - Class A (Media)	14,365	270,349
Comerica, Inc. (Banks)	910	34,616
Computer Sciences Corp.* (Computers)	780	42,502
Compuware Corp.* (Software)	1,170	9,828
ConAgra Foods, Inc. (Food)	2,275	57,034
ConocoPhillips (Oil & Gas)	7,540	385,822
CONSOL Energy, Inc. (Coal)	1,105	47,139
Consolidated Edison, Inc. (Electric)	1,430	63,692
Constellation Brands, Inc.* (Beverages)	1,040	17,098
Constellation Energy Group, Inc. (Electric)	1,040	36,514
Corning, Inc. (Telecommunications)	7,930	160,265
Costco Wholesale Corp. (Retail)	2,210	131,959
Coventry Health Care, Inc.* (Healthcare - Services)	780	19,282
CSX Corp. (Transportation)	1,950	99,255
Cummins, Inc. (Machinery - Diversified)	1,040	64,428
CVS Corp. (Retail)	7,085	259,028
D.R. Horton, Inc. (Home Builders)	1,430	18,018
Danaher Corp. (Miscellaneous Manufacturing)	1,300	103,883
Darden Restaurants, Inc. (Retail)	715	31,846
DaVita, Inc.* (Healthcare - Services)	520	32,968
Dean Foods Co.* (Food)	910	14,278
Deere & Co. (Machinery - Diversified)	2,145	127,542
Dell, Inc.* (Computers)	8,710	130,737
Denbury Resources, Inc.* (Oil & Gas)	2,015	33,993
DENTSPLY International, Inc. (Healthcare - Products)	715	24,918
Devon Energy Corp. (Oil & Gas)	2,275	146,578
DeVry, Inc. (Commercial Services)	325	21,190
Diamond Offshore Drilling, Inc. (Oil & Gas)	325	28,863
DIRECTV - Class A* (Media)	4,745	160,428
Discover Financial Services (Diversified Financial Services)	2,730	40,677
Discovery Communications, Inc. - Class A* (Media)	1,430	48,320
Dominion Resources, Inc. (Electric)	3,055	125,591
Dover Corp. (Miscellaneous Manufacturing)	975	45,581
Dr. Pepper Snapple Group, Inc. (Beverages)	1,300	45,721
DTE Energy Co. (Electric)	845	37,687
Duke Energy Corp. (Electric)	6,630	108,202
Dun & Bradstreet Corp. (Software)	260	19,349
E* TRADE Financial Corp.* (Diversified Financial Services)	8,060	13,299
E.I. du Pont de Nemours & Co. (Chemicals)	4,615	171,863
Eastman Chemical Co. (Chemicals)	390	24,835
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,365	7,903
Eaton Corp. (Miscellaneous Manufacturing)	845	64,026
eBay, Inc.* (Internet)	5,720	154,154
Ecolab, Inc. (Chemicals)	1,170	51,422
Edison International (Electric)	1,625	55,526
El Paso Corp. (Pipelines)	3,575	38,753
Electronic Arts, Inc.* (Software)	1,625	30,323
Eli Lilly & Co. (Pharmaceuticals)	5,135	185,990
EMC Corp.* (Computers)	10,400	187,616
Emerson Electric Co. (Electrical Components & Equipment)	3,835	193,054
Entergy Corp. (Electric)	975	79,316
EOG Resources, Inc. (Oil & Gas)	1,300	120,822
EQT Corp. (Oil & Gas)	650	26,650
Equifax, Inc. (Commercial Services)	650	23,270
Equity Residential Properties Trust (REIT)	1,430	55,985
Exelon Corp. (Electric)	3,380	148,078
Expedia, Inc. (Internet)	1,105	27,581
Expeditors International of Washington, Inc. (Transportation)	1,105	40,797
Express Scripts, Inc.* (Pharmaceuticals)	1,365	138,902
Exxon Mobil Corp. (Oil & Gas)	23,920	1,602,162
Family Dollar Stores, Inc. (Retail)	715	26,176
Fastenal Co. (Distribution/Wholesale)	650	31,194
Federated Investors, Inc. - Class B (Diversified Financial Services)	455	12,003
FedEx Corp. (Transportation)	1,560	145,704
Fidelity National Information Services, Inc. (Software)	1,690	39,614
Fifth Third Bancorp (Banks)	4,030	54,768
First Horizon National Corp.* (Banks)	1,170	16,439
First Solar, Inc.* (Energy - Alternate Sources)	260	31,889
FirstEnergy Corp. (Electric)	1,560	60,980
Fiserv, Inc.* (Software)	780	39,593
FLIR Systems, Inc.* (Electronics)	780	21,996
Flowserve Corp. (Machinery - Diversified)	260	28,670

See accompanying notes to the Schedules of Portfolio Investments.

Fluor Corp. (Engineering & Construction)	910	42,324
FMC Corp. (Chemicals)	390	23,611
FMC Technologies, Inc.* (Oil & Gas Services)	650	42,010
Ford Motor Co.* (Auto Manufacturers)	17,095	214,884
Forest Laboratories, Inc.* (Pharmaceuticals)	1,560	48,922
Fortune Brands, Inc. (Household Products/Wares)	780	37,838
FPL Group, Inc. (Electric)	2,080	100,526
Franklin Resources, Inc. (Diversified Financial Services)	780	86,502
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,210	184,623
Frontier Communications Corp. (Telecommunications)	1,560	11,606
GameStop Corp. - Class A* (Retail)	845	18,514
Gannett Co., Inc. (Media)	1,235	20,402
General Dynamics Corp. (Aerospace/Defense)	1,950	150,540
General Electric Co. (Miscellaneous Manufacturing)	54,145	985,439
General Mills, Inc. (Food)	1,690	119,635
Genuine Parts Co. (Distribution/Wholesale)	780	32,955
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	2,470	45,300
Genzyme Corp.* (Biotechnology)	1,365	70,748
Gilead Sciences, Inc.* (Pharmaceuticals)	4,615	209,890
Goodrich Corp. (Aerospace/Defense)	650	45,838
Google, Inc. - Class A* (Internet)	1,235	700,257
H & R Block, Inc. (Commercial Services)	1,690	30,082
Halliburton Co. (Oil & Gas Services)	4,615	139,050
Harley-Davidson, Inc. (Leisure Time)	1,170	32,842
Harman International Industries, Inc.* (Home Furnishings)	325	15,204
Harris Corp. (Telecommunications)	650	30,869
Hartford Financial Services Group, Inc. (Insurance)	2,275	64,656
Hasbro, Inc. (Toys/Games/Hobbies)	650	24,882
HCP, Inc. (REIT)	1,495	49,335
Health Care REIT, Inc. (REIT)	650	29,400
Heinz (H.J.) Co. (Food)	1,625	74,116
Helmerich & Payne, Inc. (Oil & Gas)	520	19,802
Hess Corp. (Oil & Gas)	1,495	93,512
Hewlett-Packard Co. (Computers)	11,960	635,674
Home Depot, Inc. (Retail)	8,645	279,666
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,900	176,553
Hormel Foods Corp. (Food)	325	13,653
Hospira, Inc.* (Pharmaceuticals)	845	47,869
Host Marriott Corp. (REIT)	3,315	48,565
Hudson City Bancorp, Inc. (Savings & Loans)	2,405	34,055
Humana, Inc.* (Healthcare - Services)	845	39,521
Huntington Bancshares, Inc. (Banks)	3,640	19,547
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,950	92,352
Integrys Energy Group, Inc. (Electric)	390	18,478
Intel Corp. (Semiconductors)	28,015	623,614
IntercontinentalExchange, Inc.* (Diversified Financial Services)	390	43,750
International Business Machines Corp. (Computers)	6,565	841,961
International Flavors & Fragrances, Inc. (Chemicals)	390	18,591
International Game Technology (Entertainment)	1,495	27,583
International Paper Co. (Forest Products & Paper)	2,210	54,388
Interpublic Group of Cos., Inc.* (Advertising)	2,470	20,550
Intuit, Inc.* (Software)	1,560	53,570
Intuitive Surgical, Inc.* (Healthcare - Products)	195	67,885
Invesco, Ltd. (Diversified Financial Services)	2,145	46,997
Iron Mountain, Inc. (Commercial Services)	910	24,934
ITT Industries, Inc. (Miscellaneous Manufacturing)	910	48,785
J.C. Penney Co., Inc. (Retail)	1,170	37,639
J.P. Morgan Chase & Co. (Diversified Financial Services)	20,150	901,712
Jabil Circuit, Inc. (Electronics)	975	15,785
Jacobs Engineering Group, Inc.* (Engineering & Construction)	650	29,374
Janus Capital Group, Inc. (Diversified Financial Services)	910	13,004
JDS Uniphase Corp.* (Telecommunications)	1,105	13,846
JM Smucker Co. (Food)	585	35,252
Johnson & Johnson (Healthcare - Products)	13,975	911,170
Johnson Controls, Inc. (Auto Parts & Equipment)	3,380	111,506
Juniper Networks, Inc.* (Telecommunications)	2,665	81,762
Kellogg Co. (Food)	1,300	69,459
KeyCorp (Banks)	4,485	34,759
Kimberly-Clark Corp. (Household Products/Wares)	2,080	130,790
Kimco Realty Corp. (REIT)	2,080	32,531
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,235	14,524
KLA -Tencor Corp. (Semiconductors)	845	26,127
Kohls Corp.* (Retail)	1,560	85,457
Kraft Foods, Inc. (Food)	8,840	267,322
Kroger Co. (Food)	3,315	71,803
L-3 Communications Holdings, Inc. (Aerospace/Defense)	585	53,604
Laboratory Corp. of America Holdings* (Healthcare - Services)	520	39,369
Legg Mason, Inc. (Diversified Financial Services)	845	24,226
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	780	16,879
Lennar Corp. - Class A (Home Builders)	845	14,542
Leucadia National Corp.* (Holding Companies - Diversified)	975	24,190
Lexmark International, Inc. - Class A* (Computers)	390	14,071

See accompanying notes to the Schedules of Portfolio Investments.

Life Technologies Corp.* (Biotechnology)	910	47,566
Limited, Inc. (Retail)	1,365	33,606
Lincoln National Corp. (Insurance)	1,560	47,892
Linear Technology Corp. (Semiconductors)	1,105	31,249
Lockheed Martin Corp. (Aerospace/Defense)	1,625	135,232
Loews Corp. (Insurance)	1,820	67,850
Lorillard, Inc. (Agriculture)	780	58,687
Lowe’s Cos., Inc. (Retail)	7,475	181,194
LSI Logic Corp.* (Semiconductors)	3,315	20,288
M&T Bank Corp. (Banks)	390	30,958
Macy’s, Inc. (Retail)	2,145	46,697
Marathon Oil Corp. (Oil & Gas)	3,575	113,113
Marriott International, Inc. - Class A (Lodging)	1,300	40,976
Marsh & McLennan Cos., Inc. (Insurance)	2,730	66,667
Marshall & Ilsley Corp. (Banks)	2,665	21,453
Masco Corp. (Building Materials)	1,820	28,246
Massey Energy Co. (Coal)	455	23,792
MasterCard, Inc. - Class A (Software)	520	132,080
Mattel, Inc. (Toys/Games/Hobbies)	1,820	41,387
McAfee, Inc.* (Internet)	780	31,301
McCormick & Co., Inc. (Food)	650	24,934
McDonald’s Corp. (Retail)	5,460	364,291
McGraw-Hill Cos., Inc. (Media)	1,625	57,931
McKesson Corp. (Commercial Services)	1,365	89,708
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	1,040	54,111
MeadWestvaco Corp. (Forest Products & Paper)	845	21,590
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,340	151,070
Medtronic, Inc. (Healthcare - Products)	5,590	251,718
MEMC Electronic Materials, Inc.* (Semiconductors)	1,170	17,936
Merck & Co., Inc. (Pharmaceuticals)	15,795	589,943
Meredith Corp. (Media)	195	6,710
MetLife, Inc. (Insurance)	4,160	180,294
MetroPCS Communications, Inc.* (Telecommunications)	1,300	9,204
Microchip Technology, Inc. (Semiconductors)	910	25,626
Micron Technology, Inc.* (Semiconductors)	4,290	44,573
Microsoft Corp. (Software)	38,740	1,133,920
Millipore Corp.* (Biotechnology)	260	27,456
Molex, Inc. (Electrical Components & Equipment)	715	14,915
Molson Coors Brewing Co. - Class B (Beverages)	780	32,807
Monsanto Co. (Agriculture)	2,795	199,619
Monster Worldwide, Inc.* (Internet)	650	10,797
Moody’s Corp. (Commercial Services)	975	29,006
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,085	207,520
Motorola, Inc.* (Telecommunications)	11,765	82,590
Murphy Oil Corp. (Oil & Gas)	975	54,785
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,560	35,428
Nabors Industries, Ltd.* (Oil & Gas)	1,430	28,071
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	780	16,474
National Semiconductor Corp. (Semiconductors)	1,235	17,846
National-Oilwell Varco, Inc. (Oil & Gas Services)	2,145	87,044
NetApp, Inc.* (Computers)	1,755	57,143
Newell Rubbermaid, Inc. (Housewares)	1,430	21,736
Newmont Mining Corp. (Mining)	2,470	125,797
News Corp. - Class A (Media)	11,440	164,850
Nicor, Inc. (Gas)	260	10,899
NIKE, Inc. - Class B (Apparel)	1,950	143,325
NiSource, Inc. (Electric)	1,430	22,594
Noble Energy, Inc. (Oil & Gas)	910	66,430
Nordstrom, Inc. (Retail)	845	34,518
Norfolk Southern Corp. (Transportation)	1,885	105,353
Northeast Utilities System (Electric)	910	25,152
Northern Trust Corp. (Banks)	1,235	68,246
Northrop Grumman Corp. (Aerospace/Defense)	1,560	102,289
Novell, Inc.* (Software)	1,755	10,512
Novellus Systems, Inc.* (Semiconductors)	455	11,375
NRG Energy, Inc.* (Electric)	1,300	27,170
Nucor Corp. (Iron/Steel)	1,625	73,743
NVIDIA Corp.* (Semiconductors)	2,795	48,577
NYSE Euronext (Diversified Financial Services)	1,300	38,493
O’Reilly Automotive, Inc.* (Retail)	715	29,823
Occidental Petroleum Corp. (Oil & Gas)	4,095	346,191
Office Depot, Inc.* (Retail)	1,365	10,893
Omnicom Group, Inc. (Advertising)	1,560	60,544
ONEOK, Inc. (Gas)	520	23,738
Oracle Corp. (Software)	19,825	509,304
Owens-Illinois, Inc.* (Packaging & Containers)	845	30,031
PACCAR, Inc. (Auto Manufacturers)	1,820	78,879
Pactiv Corp.* (Packaging & Containers)	650	16,367
Pall Corp. (Miscellaneous Manufacturing)	585	23,687
Parker Hannifin Corp. (Miscellaneous Manufacturing)	845	54,705
Patterson Cos., Inc. (Healthcare - Products)	455	14,128
Paychex, Inc. (Commercial Services)	1,625	49,888
Peabody Energy Corp. (Coal)	1,365	62,381
People’s United Financial, Inc. (Banks)	1,885	29,481
Pepco Holdings, Inc. (Electric)	1,105	18,951
PepsiCo, Inc. (Beverages)	8,320	550,451
PerkinElmer, Inc. (Electronics)	585	13,982
Pfizer, Inc. (Pharmaceuticals)	40,950	702,292
PG&E Corp. (Electric)	1,885	79,962
Philip Morris International, Inc. (Commercial Services)	9,555	498,389
Pinnacle West Capital Corp. (Electric)	520	19,620

See accompanying notes to the Schedules of Portfolio Investments.

Pioneer Natural Resources Co. (Oil & Gas)	585	32,947
Pitney Bowes, Inc. (Office/Business Equipment)	1,040	25,428
Plum Creek Timber Co., Inc. (Forest Products & Paper)	845	32,879
PNC Financial Services Group (Banks)	2,600	155,220
Polo Ralph Lauren Corp. (Apparel)	260	22,110
PPG Industries, Inc. (Chemicals)	845	55,263
PPL Corp. (Electric)	1,885	52,233
Praxair, Inc. (Chemicals)	1,560	129,480
Precision Castparts Corp. (Metal Fabricate/Hardware)	715	90,598
Priceline.com, Inc.* (Internet)	260	66,300
Principal Financial Group, Inc. (Insurance)	1,625	47,466
Procter & Gamble Co. (Cosmetics/Personal Care)	14,755	933,549
Progress Energy, Inc. (Electric)	1,430	56,285
Progressive Corp. (Insurance)	3,380	64,524
ProLogis (REIT)	2,405	31,746
Prudential Financial, Inc. (Insurance)	2,340	141,570
Public Service Enterprise Group, Inc. (Electric)	2,535	74,833
Public Storage, Inc. (REIT)	715	65,773
Pulte Group, Inc.* (Home Builders)	1,625	18,281
QLogic Corp.* (Semiconductors)	585	11,876
Qualcomm, Inc. (Telecommunications)	8,515	357,545
Quanta Services, Inc.* (Commercial Services)	1,040	19,926
Quest Diagnostics, Inc. (Healthcare - Services)	780	45,466
Questar Corp. (Pipelines)	910	39,312
Qwest Communications International, Inc. (Telecommunications)	7,540	39,359
R.R. Donnelley & Sons Co. (Commercial Services)	1,040	22,204
RadioShack Corp. (Retail)	650	14,710
Range Resources Corp. (Oil & Gas)	780	36,559
Raytheon Co. (Aerospace/Defense)	1,950	111,384
Red Hat, Inc.* (Software)	975	28,538
Regions Financial Corp. (Banks)	6,045	47,453
Republic Services, Inc. (Environmental Control)	1,625	47,158
Reynolds American, Inc. (Agriculture)	845	45,613
Robert Half International, Inc. (Commercial Services)	780	23,735
Rockwell Automation, Inc. (Machinery - Diversified)	715	40,297
Rockwell Collins, Inc. (Aerospace/Defense)	780	48,820
Roper Industries, Inc. (Miscellaneous Manufacturing)	455	26,317
Ross Stores, Inc. (Retail)	650	34,756
Rowan Cos., Inc.* (Oil & Gas)	585	17,029
Ryder System, Inc. (Transportation)	260	10,078
Safeway, Inc. (Food)	1,950	48,477
SAIC, Inc.* (Commercial Services)	1,560	27,612
Salesforce.com, Inc.* (Software)	585	43,553
SanDisk Corp.* (Computers)	1,170	40,517
Sara Lee Corp. (Food)	3,510	48,894
SCANA Corp. (Electric)	585	21,990
Schlumberger, Ltd. (Oil & Gas Services)	6,045	383,616
Scripps Networks Interactive - Class A (Entertainment)	455	20,179
Sealed Air Corp. (Packaging & Containers)	780	16,442
Sears Holdings Corp.* (Retail)	260	28,192
Sempra Energy (Gas)	1,235	61,627
Sherwin-Williams Co. (Chemicals)	455	30,794
Sigma-Aldrich Corp. (Chemicals)	650	34,879
Simon Property Group, Inc. (REIT)	1,495	125,430
SLM Corp.* (Diversified Financial Services)	2,470	30,924
Smith International, Inc. (Oil & Gas Services)	1,235	52,883
Snap-on, Inc. (Hand/Machine Tools)	325	14,086
Southern Co. (Electric)	4,160	137,946
Southwest Airlines Co. (Airlines)	3,770	49,839
Southwestern Energy Co.* (Oil & Gas)	1,755	71,464
Spectra Energy Corp. (Pipelines)	3,315	74,687
Sprint Nextel Corp.* (Telecommunications)	15,080	57,304
St. Jude Medical, Inc.* (Healthcare - Products)	1,625	66,706
Stanley Black & Decker, Inc. (Hand/Machine Tools)	780	44,780
Staples, Inc. (Retail)	3,705	86,660
Starbucks Corp.* (Retail)	3,770	91,498
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	975	45,474
State Street Corp. (Banks)	2,535	114,430
Stericycle, Inc.* (Environmental Control)	455	24,798
Stryker Corp. (Healthcare - Products)	1,430	81,825
Sunoco, Inc. (Oil & Gas)	585	17,380
SunTrust Banks, Inc. (Banks)	2,535	67,913
SuperValu, Inc. (Food)	1,105	18,431
Symantec Corp.* (Internet)	4,095	69,287
Sysco Corp. (Food)	2,990	88,205
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,300	71,409
Target Corp. (Retail)	3,835	201,721
TECO Energy, Inc. (Electric)	1,105	17,558
Tellabs, Inc. (Telecommunications)	1,950	14,762
Tenet Healthcare Corp.* (Healthcare - Services)	2,210	12,641
Teradata Corp.* (Computers)	845	24,412
Teradyne, Inc.* (Semiconductors)	910	10,165
Tesoro Petroleum Corp. (Oil & Gas)	715	9,939
Texas Instruments, Inc. (Semiconductors)	6,305	154,283
Textron, Inc. (Miscellaneous Manufacturing)	1,365	28,979
The AES Corp.* (Electric)	3,380	37,180
The Charles Schwab Corp. (Diversified Financial Services)	4,940	92,329
The Dow Chemical Co. (Chemicals)	5,850	172,984
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	585	37,949
The Gap, Inc. (Retail)	2,405	55,580
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,665	454,729

See accompanying notes to the Schedules of Portfolio Investments.

The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,235	15,610
The Hershey Co. (Food)	845	36,174
The New York Times Co. - Class A* (Media)	585	6,511
The Travelers Cos., Inc. (Insurance)	2,600	140,244
The Williams Cos., Inc. (Pipelines)	2,990	69,069
Thermo Fisher Scientific, Inc.* (Electronics)	2,080	106,995
Tiffany & Co. (Retail)	650	30,869
Time Warner Cable, Inc. (Media)	1,820	97,024
Time Warner, Inc. (Media)	5,850	182,929
Titanium Metals Corp.* (Mining)	455	7,548
TJX Cos., Inc. (Retail)	2,145	91,205
Torchmark Corp. (Insurance)	390	20,869
Total System Services, Inc. (Software)	975	15,269
Tyson Foods, Inc. - Class A (Food)	1,560	29,874
U.S. Bancorp (Banks)	9,685	250,648
Union Pacific Corp. (Transportation)	2,535	185,815
United Parcel Service, Inc. - Class B (Transportation)	5,005	322,372
United States Steel Corp. (Iron/Steel)	715	45,417
United Technologies Corp. (Aerospace/Defense)	4,745	349,279
UnitedHealth Group, Inc. (Healthcare - Services)	5,850	191,119
UnumProvident Corp. (Insurance)	1,690	41,861
Urban Outfitters, Inc.* (Retail)	650	24,720
V.F. Corp. (Apparel)	455	36,468
Valero Energy Corp. (Oil & Gas)	2,860	56,342
Varian Medical Systems, Inc.* (Healthcare - Products)	650	35,965
Ventas, Inc. (REIT)	780	37,034
VeriSign, Inc.* (Internet)	910	23,669
Verizon Communications, Inc. (Telecommunications)	14,365	445,602
Viacom, Inc. - Class B* (Media)	3,055	105,031
Visa, Inc. - Class A (Commercial Services)	2,275	207,093
Vornado Realty Trust (REIT)	780	59,046
Vulcan Materials Co. (Building Materials)	650	30,706
W.W. Grainger, Inc. (Distribution/Wholesale)	325	35,139
Wal-Mart Stores, Inc. (Retail)	10,855	603,538
Walgreen Co. (Retail)	5,005	185,635
Walt Disney Co. (Media)	9,815	342,642
Washington Post Co. - Class B (Media)	65	28,872
Waste Management, Inc. (Environmental Control)	2,470	85,042
Waters Corp.* (Electronics)	455	30,731
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	520	21,720
WellPoint, Inc.* (Healthcare - Services)	2,275	146,464
Wells Fargo & Co. (Banks)	26,260	817,211
Western Digital Corp.* (Computers)	1,170	45,618
Western Union Co. (Commercial Services)	3,445	58,427
Weyerhaeuser Co. (Forest Products & Paper)	1,040	47,081
Whirlpool Corp. (Home Furnishings)	390	34,028
Whole Foods Market, Inc.* (Food)	845	30,547
Windstream Corp. (Telecommunications)	2,340	25,483
Wisconsin Energy Corp. (Electric)	585	28,905
Wyndham Worldwide Corp. (Lodging)	910	23,414
Wynn Resorts, Ltd. (Lodging)	325	24,645
Xcel Energy, Inc. (Electric)	2,340	49,608
Xerox Corp. (Office/Business Equipment)	6,890	67,178
Xilinx, Inc. (Semiconductors)	1,430	36,465
XL Capital, Ltd. - Class A (Insurance)	1,755	33,170
XTO Energy, Inc. (Oil & Gas)	2,990	141,068
Yahoo!, Inc.* (Internet)	6,045	99,924
YUM! Brands, Inc. (Retail)	2,405	92,184
Zimmer Holdings, Inc.* (Healthcare - Products)	1,105	65,416
Zions Bancorp (Banks)	780	17,020

TOTAL COMMON STOCKS
(Cost $36,910,329)		53,614,103

	Principal
	Amount

U.S. Treasury Obligations (7.0%)
U.S. Treasury Notes, 1.000%, 3/31/12	$7,910,000	7,906,282

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,908,149)		7,906,282

Repurchase Agreements (43.0%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $14,135,000 (Collateralized by $15,401,200 of various U.S. Treasury Notes, 2.75%-3.00%, 9/30/16-2/15/19, market value $14,417,844)	14,135,000	14,135,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $7,012,000 (Collateralized by $6,557,000 of various U.S. Government Agency Obligations, 0.26%‡-4.75%, 5/20/10-11/19/12, market value $7,154,078)	7,012,000	7,012,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $26,584,000 (Collateralized by $19,968,200 of various U.S. Treasury Securities, 0.16%-8.00%, 11/15/10-11/15/21, market value $27,116,192)	26,584,000	26,584,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $957,000 (Collateralized by $968,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $977,680)	957,000	957,000

TOTAL REPURCHASE AGREEMENTS
(Cost $48,688,000)		48,688,000

TOTAL INVESTMENT SECURITIES
(Cost $93,506,478)—97.4%		110,208,385
Net other assets (liabilities)—2.6%		2,900,750

NET ASSETS—100.0%		$113,109,135

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $3,500,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 6/21/10 (Underlying notional amount at value $38,212,000)	656	$296,142

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$8,038,892	$(25,171)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	13,240,542	(43,126)

		$(68,297)

ProFund VP Bull invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Advertising	$81,094	0.1%
Aerospace/Defense	1,275,445	1.1%
Agriculture	613,920	0.5%
Airlines	49,839	NM
Apparel	266,123	0.2%
Auto Manufacturers	293,763	0.3%
Auto Parts & Equipment	127,116	0.1%
Banks	2,991,004	2.6%
Beverages	1,365,439	1.2%
Biotechnology	664,266	0.6%
Building Materials	58,952	0.1%
Chemicals	843,956	0.8%
Coal	133,312	0.1%
Commercial Services	1,165,303	1.0%
Computers	3,180,668	2.8%
Cosmetics/Personal Care	1,260,283	1.1%
Distribution/Wholesale	99,288	0.1%
Diversified Financial Services	3,051,193	2.7%
Electric	1,683,752	1.5%
Electrical Components & Equipment	207,969	0.2%
Electronics	288,236	0.3%
Energy - Alternate Sources	31,889	NM
Engineering & Construction	71,698	0.1%
Entertainment	47,762	NM
Environmental Control	156,998	0.1%
Food	1,082,554	1.0%
Forest Products & Paper	155,938	0.1%
Gas	96,264	0.1%
Hand/Machine Tools	58,866	0.1%
Healthcare - Products	1,908,486	1.7%
Healthcare - Services	604,423	0.5%
Holding Companies - Diversified	24,190	NM
Home Builders	50,841	NM
Home Furnishings	49,232	NM
Household Products/Wares	235,788	0.2%
Housewares	21,736	NM
Insurance	2,082,085	1.8%
Internet	1,448,017	1.3%
Iron/Steel	211,337	0.2%
Leisure Time	118,767	0.1%
Lodging	134,509	0.1%
Machinery - Construction & Mining	200,177	0.2%
Machinery - Diversified	260,937	0.2%
Media	1,540,022	1.4%
Metal Fabricate/Hardware	90,598	0.1%
Mining	392,016	0.4%
Miscellaneous Manufacturing	1,979,284	1.8%
Office/Business Equipment	92,606	0.1%
Oil & Gas	4,672,295	4.1%
Oil & Gas Services	862,598	0.8%
Packaging & Containers	103,929	0.1%
Pharmaceuticals	3,082,810	2.7%
Pipelines	221,821	0.2%
REIT	633,232	0.6%
Real Estate	21,635	NM
Retail	3,309,819	2.9%
Savings & Loans	34,055	NM
Semiconductors	1,351,270	1.2%
Software	2,431,936	2.2%
Telecommunications	2,999,667	2.7%
Textiles	18,259	NM
Toys/Games/Hobbies	66,269	0.1%
Transportation	956,567	0.8%
Other**	59,495,032	52.6%

Total	$113,109,135	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$53,614,103	$-	$-	$53,614,103
U.S. Treasury Obligations	-	7,906,282	-	7,906,282
Repurchase Agreements	-	48,688,000	-	48,688,000

Total Investment Securities	53,614,103	56,594,282	-	110,208,385

Other Financial Instruments^	296,142	(68,297)	-	227,845

Total Investments	$53,910,245	$56,525,985	$-	$110,436,230

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	March 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (95.9%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,822,000 (Collateralized by $3,079,000 of various U.S. Treasury Notes, 2.75%-3.00%, 9/30/16-2/15/19, market value $2,878,611)	$2,822,000	$2,822,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,822,000 (Collateralized by $2,842,000 of various U.S. Government Agency Obligations, 0.26%‡-3.50%, 5/20/10-8/25/14, market value $2,880,213)	2,822,000	2,822,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,822,000 (Collateralized by $2,860,000 of various U.S. Government Agency Obligations, 0.95%-6.63%, 11/15/10-2/3/11, market value $2,882,805)	2,822,000	2,822,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,822,000 (Collateralized by $2,851,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $2,879,510)	2,822,000	2,822,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,819,000 (Collateralized by $2,815,100 of various U.S. Treasury Obligations, 4.00%-4.50%, 4/15/10-9/30/11, market value $2,875,529)	2,819,000	2,819,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,107,000)		14,107,000

TOTAL INVESTMENT SECURITIES
(Cost $14,107,000)—95.9%		14,107,000
Net other assets (liabilities)—4.1%		602,538

NET ASSETS—100.0%		$14,709,538

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $700,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 6/21/10 (Underlying notional amount at value $7,872,000)	100	$77,759

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$972,573	$(3,813)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	5,791,022	(22,783)

		$(26,596)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Repurchase Agreements	$-	$14,107,000	$-	$14,107,000

Total Investment Securities	-	14,107,000	-	14,107,000

Other Financial Instruments^	77,759	(26,596)	-	51,163

Total Investments	$77,759	$14,080,404	$-	$14,158,163

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (3.7%)
3Com Corp.* (Telecommunications)	118	$907
3D Systems Corp.* (Computers)	16	218
3PAR, Inc.* (Computers)	10	100
AAR Corp.* (Aerospace/Defense)	12	298
Abaxis, Inc.* (Healthcare - Products)	10	272
ABIOMED, Inc.* (Healthcare - Products)	22	227
ABM Industries, Inc. (Commercial Services)	14	297
Acacia Research Corp.* (Media)	16	173
Acco Brands Corp.* (Household Products/Wares)	30	230
Acorda Therapeutics, Inc.* (Biotechnology)	12	410
ActivIdentity Corp.* (Internet)	74	210
Actuant Corp. - Class A (Miscellaneous Manufacturing)	22	430
Actuate Corp.* (Software)	40	224
Acuity Brands, Inc. (Miscellaneous Manufacturing)	14	591
Acxiom Corp.* (Software)	16	287
Adaptec, Inc.* (Telecommunications)	78	255
ADC Telecommunications, Inc.* (Telecommunications)	36	263
Administaff, Inc. (Commercial Services)	12	256
ADTRAN, Inc. (Telecommunications)	18	474
Advance America Cash Advance Centers, Inc. (Commercial Services)	34	198
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	18	298
Advent Software, Inc.* (Software)	10	447
Advisory Board Co.* (Commercial Services)	10	315
AEP Industries, Inc.* (Packaging & Containers)	6	156
Aerovironment, Inc.* (Aerospace/Defense)	4	104
Affymax, Inc.* (Biotechnology)	12	281
Affymetrix, Inc.* (Biotechnology)	30	220
Aircastle, Ltd. (Trucking & Leasing)	20	189
AirTran Holdings, Inc.* (Airlines)	56	284
Alaska Air Group, Inc.* (Airlines)	12	495
Alaska Communications Systems Group, Inc. (Telecommunications)	26	211
Albany International Corp. - Class A (Machinery - Diversified)	10	215
Alexander’s, Inc.* (REIT)	2	598
Alico, Inc. (Agriculture)	6	151
Align Technology, Inc.* (Healthcare - Products)	18	348
Alkermes, Inc.* (Pharmaceuticals)	30	389
Alliance One International, Inc.* (Agriculture)	36	183
Allied Nevada Gold Corp.* (Mining)	20	331
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	40	142
Allos Therapeutics, Inc.* (Pharmaceuticals)	28	208
Almost Family, Inc.* (Healthcare - Services)	8	302
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	12	204
AMAG Pharmaceuticals, Inc.* (Biotechnology)	6	209
America’s Car-Mart, Inc.* (Retail)	6	145
American Apparel, Inc.* (Apparel)	34	103
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	18	180
American Campus Communities, Inc. (REIT)	14	387
American Capital, Ltd. (Investment Companies)	90	457
American Equity Investment Life Holding Co. (Insurance)	28	298
American Greetings Corp. - Class A (Household Products/Wares)	14	292
American Italian Pasta Co. - Class A* (Food)	10	389
American Medical Systems Holdings, Inc.* (Healthcare - Products)	26	483
American Public Education, Inc.* (Commercial Services)	6	280
American Reprographics Co.* (Software)	16	144
American Science & Engineering, Inc. (Electronics)	4	300
American States Water Co. (Water)	10	347
American Superconductor Corp.* (Electrical Components & Equipment)	8	231
American Woodmark Corp. (Home Furnishings)	12	233
Amerigon, Inc.* (Auto Parts & Equipment)	14	142
AMERIGROUP Corp.* (Healthcare - Services)	16	532
Amerisafe, Inc.* (Insurance)	12	196
Ameron International Corp. (Miscellaneous Manufacturing)	4	252
Amkor Technology, Inc.* (Semiconductors)	34	240
AmSurg Corp.* (Healthcare - Services)	38	820
ANADIGICS, Inc.* (Semiconductors)	32	156
Analogic Corp. (Electronics)	4	171
Anixter International, Inc.* (Telecommunications)	8	375
AnnTaylor Stores Corp.* (Retail)	20	414
Anworth Mortgage Asset Corp. (REIT)	40	270
Apollo Investment Corp. (Investment Companies)	52	662
Applied Industrial Technologies, Inc. (Machinery - Diversified)	16	398
Applied Micro Circuits Corp.* (Semiconductors)	24	207
Arbitron, Inc. (Commercial Services)	10	267
Arch Chemicals, Inc. (Chemicals)	10	344
ArcSight, Inc.* (Telecommunications)	6	169
Arena Resources, Inc.* (Oil & Gas)	14	468
Ares Capital Corp. (Investment Companies)	34	505

See accompanying notes to the Schedules of Portfolio Investments.

Argo Group International Holdings, Ltd. (Insurance)	16	521
Argon ST, Inc.* (Aerospace/Defense)	6	160
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	50	170
Ariba, Inc.* (Internet)	30	385
Arkansas Best Corp. (Transportation)	10	299
ArQule, Inc.* (Biotechnology)	64	369
Array BioPharma, Inc.* (Pharmaceuticals)	32	88
Arris Group, Inc.* (Telecommunications)	40	480
Arrow Financial Corp. (Banks)	10	269
Art Technology Group, Inc.* (Internet)	50	220
Artio Global Investors, Inc. (Diversified Financial Services)	8	198
Aruba Networks, Inc.* (Telecommunications)	20	273
ArvinMeritor, Inc.* (Auto Parts & Equipment)	28	374
Asbury Automotive Group, Inc.* (Retail)	18	239
Ascent Media Corp. - Class A* (Entertainment)	8	218
Ashford Hospitality Trust* (REIT)	20	143
AsiaInfo Holdings, Inc.* (Internet)	10	265
Asset Acceptance Capital Corp.* (Commercial Services)	18	114
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	10	328
Associated Estates Realty Corp. (REIT)	14	193
Assured Guaranty, Ltd. (Insurance)	38	835
Astec Industries, Inc.* (Machinery - Construction & Mining)	10	290
Astoria Financial Corp. (Savings & Loans)	26	377
athenahealth, Inc.* (Software)	10	366
Atheros Communications* (Telecommunications)	18	697
Atlas Air Worldwide Holdings, Inc.* (Transportation)	6	318
Atlas Energy, Inc.* (Oil & Gas)	22	685
ATMI, Inc.* (Semiconductors)	26	502
ATP Oil & Gas Corp.* (Oil & Gas)	6	113
ATS Medical, Inc.* (Healthcare - Products)	48	125
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	16	499
Avatar Holdings, Inc.* (Real Estate)	10	217
Aviat Networks, Inc.* (Telecommunications)	32	212
Avid Technology, Inc.* (Software)	20	276
Avis Budget Group, Inc.* (Commercial Services)	32	368
AZZ, Inc. (Miscellaneous Manufacturing)	6	203
Badger Meter, Inc. (Electronics)	10	385
Baldor Electric Co. (Hand/Machine Tools)	16	598
Bally Technologies, Inc.* (Entertainment)	16	649
Bank Mutual Corp. (Banks)	48	312
BankFinancial Corp. (Savings & Loans)	36	330
Barnes Group, Inc. (Miscellaneous Manufacturing)	16	311
Basic Energy Services, Inc.* (Oil & Gas Services)	12	93
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	16	306
Belden, Inc. (Electrical Components & Equipment)	16	439
Belo Corp. - Class A (Media)	28	191
Benchmark Electronics, Inc.* (Electronics)	20	415
Berry Petroleum Co. - Class A (Oil & Gas)	16	451
Bill Barrett Corp.* (Oil & Gas)	18	553
BioMed Realty Trust, Inc. (REIT)	34	562
BioMimetic Therapeutics, Inc.* (Healthcare - Products)	10	131
Blackbaud, Inc. (Software)	10	252
Blackboard, Inc.* (Software)	10	417
Blount International, Inc.* (Machinery - Diversified)	30	311
Blue Coat Systems, Inc.* (Internet)	12	372
Blue Nile, Inc.* (Internet)	4	220
Bob Evans Farms, Inc. (Retail)	16	495
Boston Private Financial Holdings, Inc. (Banks)	26	192
Bowne & Co., Inc. (Commercial Services)	1	11
BPZ Resources, Inc.* (Oil & Gas)	34	250
Brady Corp. - Class A (Electronics)	16	498
Briggs & Stratton Corp. (Machinery - Diversified)	16	312
Brigham Exploration Co.* (Oil & Gas)	32	510
Brightpoint, Inc.* (Distribution/Wholesale)	24	181
Bristow Group, Inc.* (Transportation)	10	377
Broadpoint Gleacher Securities, Inc.* (Diversified Financial Services)	34	136
Bronco Drilling Co., Inc.* (Oil & Gas)	18	85
Brookline Bancorp, Inc. (Savings & Loans)	22	234
Brooks Automation, Inc.* (Semiconductors)	18	159
Brown Shoe Co., Inc. (Retail)	18	279
Bruker Corp.* (Healthcare - Products)	20	293
Brunswick Corp. (Leisure Time)	28	447
Brush Engineered Materials, Inc.* (Mining)	8	181
Buckeye Technologies, Inc.* (Forest Products & Paper)	10	131
Buffalo Wild Wings, Inc.* (Retail)	6	289
CACI International, Inc. - Class A* (Computers)	12	586
Cadiz, Inc.* (Agriculture)	12	153
Calamos Asset Management, Inc. (Diversified Financial Services)	10	143
Calgon Carbon Corp.* (Environmental Control)	18	308
California Pizza Kitchen, Inc.* (Retail)	10	168

See accompanying notes to the Schedules of Portfolio Investments.

Callaway Golf Co. (Leisure Time)	26	229
Capella Education Co.* (Commercial Services)	4	371
Capital Lease Funding, Inc. (REIT)	30	166
CARBO Ceramics, Inc. (Oil & Gas Services)	6	374
Care Investment Trust, Inc. (REIT)	20	178
Carmike Cinemas, Inc.* (Entertainment)	12	166
Carrizo Oil & Gas, Inc.* (Oil & Gas)	10	229
Carter’s, Inc.* (Apparel)	14	422
Casey’s General Stores, Inc. (Retail)	14	440
Cash America International, Inc. (Retail)	10	395
Cass Information Systems, Inc. (Banks)	8	249
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	16	662
Cathay Bancorp, Inc. (Banks)	22	256
Cavco Industries, Inc.* (Home Builders)	4	137
Cavium Networks, Inc.* (Semiconductors)	12	298
CBL & Associates Properties, Inc. (REIT)	46	630
CEC Entertainment, Inc.* (Retail)	6	229
Celera Corp.* (Biotechnology)	44	312
Centene Corp.* (Healthcare - Services)	12	288
Century Aluminum Co.* (Mining)	22	303
Cenveo, Inc.* (Commercial Services)	22	191
Cepheid, Inc.* (Healthcare - Products)	20	350
Charming Shoppes, Inc.* (Retail)	42	229
Chart Industries, Inc.* (Machinery - Diversified)	16	320
Checkpoint Systems, Inc.* (Electronics)	30	664
Cheesecake Factory, Inc.* (Retail)	18	487
Chemical Financial Corp. (Banks)	12	283
Cheniere Energy, Inc.* (Oil & Gas)	36	111
China Information Security Technology, Inc.* (Software)	24	121
China-Biotics, Inc.* (Pharmaceuticals)	8	143
ChinaCast Education Corp.* (Commercial Services)	20	146
Chindex International, Inc.* (Distribution/Wholesale)	8	94
Chiquita Brands International, Inc.* (Food)	16	252
Christopher & Banks Corp. (Retail)	20	160
Cincinnati Bell, Inc.* (Telecommunications)	80	273
CIRCOR International, Inc. (Metal Fabricate/Hardware)	8	266
Cirrus Logic, Inc.* (Semiconductors)	20	168
Citi Trends, Inc.* (Retail)	6	195
Citizens Republic Bancorp, Inc.* (Banks)	138	163
City Holding Co. (Banks)	14	480
CKE Restaurants, Inc. (Retail)	46	509
CKX, Inc.* (Media)	32	196
Clarcor, Inc. (Miscellaneous Manufacturing)	14	483
Clayton Williams Energy, Inc.* (Oil & Gas)	6	210
Clean Harbors, Inc.* (Environmental Control)	6	333
Clearwater Paper Corp.* (Forest Products & Paper)	4	197
Cleco Corp. (Electric)	26	690
CoBiz Financial, Inc. (Banks)	22	137
Coeur d’Alene Mines Corp.* (Mining)	27	404
Cogent Communications Group, Inc.* (Internet)	14	146
Cogent, Inc.* (Electronics)	24	245
Cognex Corp. (Machinery - Diversified)	20	370
Coherent, Inc.* (Electronics)	8	256
Coldwater Creek, Inc.* (Retail)	34	236
Collective Brands, Inc.* (Retail)	22	500
Colonial Properties Trust (REIT)	22	283
Columbia Banking System, Inc. (Banks)	10	203
Columbia Sportswear Co. (Apparel)	8	420
Columbus McKinnon Corp. NY* (Machinery - Diversified)	16	254
Community Bank System, Inc. (Banks)	14	319
Community Trust Bancorp, Inc. (Banks)	12	325
Commvault Systems, Inc.* (Software)	16	342
Complete Production Services, Inc.* (Oil & Gas Services)	16	185
Computer Programs & Systems, Inc. (Software)	8	313
comScore, Inc.* (Internet)	14	234
Comtech Telecommunications Corp.* (Telecommunications)	10	320
Comverge, Inc.* (Energy - Alternate Sources)	14	158
Concur Technologies, Inc.* (Software)	12	492
Conseco, Inc.* (Insurance)	80	498
Consolidated Communications Holdings, Inc. (Telecommunications)	20	379
Consolidated Graphics, Inc.* (Commercial Services)	4	166
Consolidated-Tomoka Land Co. (Real Estate)	6	189
Constant Contact, Inc.* (Internet)	12	279
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	22	418
Corinthian Colleges, Inc.* (Commercial Services)	28	493
CoStar Group, Inc.* (Commercial Services)	8	332
Cousins Properties, Inc. (REIT)	22	183
Cracker Barrel Old Country Store, Inc. (Retail)	8	371
Credit Acceptance Corp.* (Diversified Financial Services)	2	82
Crocs, Inc.* (Apparel)	28	246
Crosstex Energy, Inc.* (Oil & Gas)	18	156
CSG Systems International, Inc.* (Software)	12	252
Cubic Corp. (Electronics)	6	216

See accompanying notes to the Schedules of Portfolio Investments.

Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	22	496
Curis, Inc.* (Biotechnology)	36	111
Curtiss-Wright Corp. (Aerospace/Defense)	12	418
Cyberonics, Inc.* (Healthcare - Products)	10	192
CyberSource Corp.* (Internet)	22	388
Cymer, Inc.* (Electronics)	16	597
Cytokinetics, Inc.* (Biotechnology)	32	102
Dana Holding Corp.* (Auto Parts & Equipment)	44	523
Darling International, Inc.* (Environmental Control)	32	287
DCT Industrial Trust, Inc. (REIT)	62	324
DealerTrack Holdings, Inc.* (Internet)	14	239
Deckers Outdoor Corp.* (Apparel)	6	828
Delphi Financial Group, Inc. - Class A (Insurance)	16	403
Deltic Timber Corp. (Forest Products & Paper)	4	176
Deluxe Corp. (Commercial Services)	16	311
DemandTec, Inc.* (Software)	26	181
DepoMed, Inc.* (Pharmaceuticals)	34	121
Developers Diversified Realty Corp. (REIT)	54	657
Dexcom, Inc.* (Healthcare - Products)	18	175
DG Fastchannel, Inc.* (Media)	8	256
DHT Maritime, Inc. (Transportation)	38	149
Diamond Foods, Inc. (Food)	8	336
DiamondRock Hospitality Co. (REIT)	47	475
Digi International, Inc.* (Software)	16	170
Digital River, Inc.* (Internet)	12	364
Dillards, Inc. - Class A (Retail)	20	472
DineEquity, Inc.* (Retail)	6	237
Diodes, Inc.* (Semiconductors)	16	358
Dionex Corp.* (Electronics)	8	598
Dolan Media* (Media)	14	152
Dollar Financial Corp.* (Commercial Services)	6	144
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	10	321
Domino’s Pizza, Inc.* (Retail)	14	191
Domtar Corp.* (Forest Products & Paper)	12	773
Dress Barn, Inc.* (Retail)	10	262
Drew Industries, Inc.* (Building Materials)	10	220
Drill-Quip, Inc.* (Oil & Gas Services)	8	487
drugstore.com, Inc.* (Internet)	40	143
DTS, Inc.* (Home Furnishings)	8	272
Durect Corp.* (Pharmaceuticals)	82	247
Dyax Corp.* (Pharmaceuticals)	26	89
Dycom Industries, Inc.* (Engineering & Construction)	16	140
E* TRADE Financial Corp.* (Diversified Financial Services)	492	812
East West Bancorp, Inc. (Banks)	30	523
Eastman Kodak Co.* (Miscellaneous Manufacturing)	84	486
Echelon Corp.* (Computers)	12	108
Eclipsys Corp.* (Software)	22	437
Education Realty Trust, Inc. (REIT)	32	184
eHealth, Inc.* (Insurance)	16	252
Einstein Noah Restaurant Group, Inc.* (Retail)	10	121
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	16	288
EMCOR Group, Inc.* (Engineering & Construction)	24	591
Emergency Medical Services Corp. - Class A* (Commercial Services)	12	679
Emergent Biosolutions, Inc.* (Biotechnology)	8	134
Emeritus Corp.* (Healthcare - Services)	6	122
Employers Holdings, Inc. (Insurance)	18	267
Emulex Corp.* (Semiconductors)	28	372
EnerNOC, Inc.* (Electric)	6	178
EnerSys* (Electrical Components & Equipment)	16	395
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	8	233
Enstar Group, Ltd.* (Insurance)	4	277
Entegris, Inc.* (Semiconductors)	46	232
Entertainment Properties Trust (REIT)	16	658
Entropic Communications, Inc.* (Semiconductors)	22	112
Enzo Biochem, Inc.* (Biotechnology)	28	169
Epicor Software Corp.* (Software)	30	287
Epoch Holding Corp. (Diversified Financial Services)	18	203
Equity Lifestyle Properties, Inc. (REIT)	6	323
Equity One, Inc. (REIT)	26	491
eResearchTechnology, Inc.* (Internet)	32	221
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	8	254
Esterline Technologies Corp.* (Aerospace/Defense)	10	494
Euronet Worldwide, Inc.* (Commercial Services)	20	369
ev3, Inc.* (Healthcare - Products)	22	349
Evercore Partners, Inc. - Class A (Diversified Financial Services)	6	180
Exelixis, Inc.* (Biotechnology)	36	219
Exide Technologies* (Electrical Components & Equipment)	22	126
Exlservice Holdings, Inc.* (Commercial Services)	12	200
Exponent, Inc.* (Commercial Services)	8	228
Extra Space Storage, Inc. (REIT)	22	279
EZCORP, Inc. - Class A* (Retail)	12	247
F.N.B. Corp. (Banks)	44	357
Facet Biotech Corp.* (Biotechnology)	12	324
Fair Isaac Corp. (Software)	16	405
FalconStor Software, Inc.* (Software)	38	132
Farmer Brothers Co. (Beverages)	20	375
FARO Technologies, Inc.* (Electronics)	10	257
FEI Co.* (Electronics)	20	458
FelCor Lodging Trust, Inc.* (REIT)	26	148
Ferro Corp.* (Chemicals)	32	281

See accompanying notes to the Schedules of Portfolio Investments.

First Cash Financial Services, Inc.* (Retail)	14	302
First Commonwealth Financial Corp. (Banks)	36	242
First Community Bancshares, Inc. (Banks)	18	223
First Financial Bancorp (Banks)	16	285
First Financial Bankshares, Inc. (Banks)	8	412
First Financial Corp. (Banks)	10	290
First Financial Northwest, Inc. (Savings & Loans)	38	260
First Merchants Corp. (Banks)	18	125
First Midwest Bancorp, Inc. (Banks)	26	352
First Potomac Realty Trust (REIT)	18	271
FirstMerit Corp. (Banks)	30	647
Fisher Communications, Inc.* (Media)	8	113
Flow International Corp.* (Machinery - Diversified)	28	84
Flushing Financial Corp. (Savings & Loans)	16	203
Force Protection, Inc.* (Auto Manufacturers)	28	169
Forestar Group, Inc.* (Real Estate)	14	264
FormFactor, Inc.* (Semiconductors)	16	284
Forward Air Corp. (Transportation)	12	316
Fossil, Inc.* (Household Products/Wares)	14	528
FPIC Insurance Group, Inc.* (Insurance)	6	163
Franklin Covey Co.* (Commercial Services)	38	302
Franklin Electric Co., Inc. (Hand/Machine Tools)	12	360
Franklin Street Properties Corp. (REIT)	28	404
Fred’s, Inc. (Retail)	22	264
Fresh Del Monte Produce, Inc.* (Food)	30	607
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	4	128
FuelCell Energy, Inc.* (Energy - Alternate Sources)	48	135
Fuller (H.B.) Co. (Chemicals)	20	464
Furniture Brands International, Inc.* (Home Furnishings)	18	116
Fushi Copperweld, Inc.* (Electrical Components & Equipment)	14	157
FX Energy, Inc.* (Oil & Gas)	60	206
G & K Services, Inc. (Textiles)	8	207
Gartner Group, Inc.* (Commercial Services)	24	534
Gaylord Entertainment Co.* (Lodging)	12	351
GenCorp, Inc.* (Aerospace/Defense)	18	104
General Communication, Inc. - Class A* (Telecommunications)	36	208
General Maritime Corp. (Oil & Gas Services)	26	187
General Moly, Inc.* (Mining)	48	159
Genesco, Inc.* (Retail)	12	372
Genesee & Wyoming, Inc. - Class A* (Transportation)	18	614
Genoptix, Inc.* (Healthcare - Services)	10	355
Gentiva Health Services, Inc.* (Healthcare - Services)	10	283
GeoEye, Inc.* (Telecommunications)	8	236
Geokinetics, Inc.* (Oil & Gas Services)	10	72
GFI Group, Inc. (Diversified Financial Services)	24	139
Gibraltar Industries, Inc.* (Iron/Steel)	6	76
Glacier Bancorp, Inc. (Banks)	26	396
Glatfelter (Forest Products & Paper)	16	232
Glimcher Realty Trust (REIT)	44	223
Global Crossing, Ltd.* (Telecommunications)	20	303
Global Industries, Ltd.* (Oil & Gas Services)	34	218
Golar LNG, Ltd. (Transportation)	14	164
GrafTech International, Ltd.* (Electrical Components & Equipment)	44	601
Gran Tierra Energy, Inc.* (Oil & Gas)	74	437
Grand Canyon Education, Inc.* (Commercial Services)	8	209
Granite Construction, Inc. (Engineering & Construction)	10	302
Graphic Packaging Holding Co.* (Packaging & Containers)	42	152
Greatbatch, Inc.* (Electrical Components & Equipment)	18	381
Greenlight Capital Re, Ltd. - Class A* (Insurance)	12	320
Group 1 Automotive, Inc.* (Retail)	10	319
GSE Systems, Inc.* (Software)	24	130
GSI Commerce, Inc.* (Internet)	14	387
GulfMark Offshore, Inc. - Class A* (Transportation)	10	265
Gulfport Energy Corp.* (Oil & Gas)	24	270
Haemonetics Corp.* (Healthcare - Products)	8	457
Halozyme Therapeutics, Inc.* (Biotechnology)	32	256
Hancock Holding Co. (Banks)	10	418
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	28	509
Harmonic, Inc.* (Telecommunications)	38	240
Hawaiian Holdings, Inc.* (Airlines)	30	221
Haynes International, Inc. (Metal Fabricate/Hardware)	6	213
Headwaters, Inc.* (Energy - Alternate Sources)	22	101
Healthcare Services Group, Inc. (Commercial Services)	22	493
HEALTHSOUTH Corp.* (Healthcare - Services)	26	486
HealthSpring, Inc.* (Healthcare - Services)	16	282
Healthways, Inc.* (Healthcare - Services)	16	257
Heartland Payment Systems, Inc. (Commercial Services)	10	186
Hecla Mining Co.* (Mining)	64	350
HEICO Corp. (Aerospace/Defense)	8	412

See accompanying notes to the Schedules of Portfolio Investments.

Heidrick & Struggles International, Inc. (Commercial Services)	8	224
Helen of Troy, Ltd.* (Household Products/Wares)	12	313
Hercules Offshore, Inc.* (Oil & Gas Services)	44	190
Hercules Technology Growth Capital, Inc. (Investment Companies)	22	233
Herman Miller, Inc. (Office Furnishings)	28	506
Hersha Hospitality Trust (REIT)	48	249
Hexcel Corp.* (Aerospace/Defense Equipment)	30	433
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	4	89
Hibbett Sports, Inc.* (Retail)	10	256
Highwoods Properties, Inc. (REIT)	18	571
Hittite Microwave Corp.* (Semiconductors)	12	528
HMS Holdings Corp.* (Commercial Services)	10	510
HNI Corp. (Office Furnishings)	14	373
Home Properties, Inc. (REIT)	10	468
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	12	223
Hot Topic, Inc.* (Retail)	22	143
HSN, Inc.* (Retail)	10	294
Hub Group, Inc. - Class A* (Transportation)	20	560
Human Genome Sciences, Inc.* (Biotechnology)	56	1,691
Huron Consulting Group, Inc.* (Commercial Services)	6	122
IBERIABANK Corp. (Banks)	6	360
Iconix Brand Group, Inc.* (Apparel)	24	369
ICU Medical, Inc.* (Healthcare - Products)	12	413
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	28	79
iGATE Corp. (Computers)	14	136
II-VI, Inc.* (Electronics)	10	338
Imation Corp.* (Computers)	34	374
Immucor, Inc.* (Healthcare - Products)	18	403
ImmunoGen, Inc.* (Biotechnology)	28	227
Immunomedics, Inc.* (Biotechnology)	30	100
Impax Laboratories, Inc.* (Pharmaceuticals)	22	393
Imperial Sugar Co. (Food)	6	93
Incyte, Corp.* (Biotechnology)	28	391
Independent Bank Corp./MA (Banks)	14	345
Infinera Corp.* (Telecommunications)	30	256
Infinity Property & Casualty Corp. (Insurance)	8	364
Informatica Corp.* (Software)	24	645
InfoSpace, Inc.* (Internet)	10	110
Ingles Markets, Inc. - Class A (Food)	14	210
Inland Real Estate Corp. (REIT)	54	494
Innophos Holdings, Inc. (Chemicals)	8	223
Innospec, Inc.* (Chemicals)	12	136
Insight Enterprises, Inc.* (Retail)	16	230
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	14	373
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	26	162
Insteel Industries, Inc. (Miscellaneous Manufacturing)	22	235
Insulet Corp.* (Healthcare - Products)	12	181
Integra LifeSciences Holdings* (Biotechnology)	14	614
Inter Parfums, Inc. (Cosmetics/Personal Care)	14	207
Interactive Intelligence, Inc.* (Software)	8	150
InterDigital, Inc.* (Telecommunications)	14	390
Interface, Inc. - Class A (Office Furnishings)	26	301
Intermec, Inc.* (Machinery - Diversified)	24	340
InterMune, Inc.* (Biotechnology)	18	802
Internap Network Services Corp.* (Internet)	24	134
International Bancshares Corp. (Banks)	20	460
International Coal Group, Inc.* (Coal)	40	183
Internet Brands, Inc. - Class A* (Internet)	22	203
Internet Capital Group, Inc.* (Internet)	22	186
Interval Leisure Group, Inc.* (Leisure Time)	14	204
Intevac, Inc.* (Machinery - Diversified)	8	111
Invacare Corp. (Healthcare - Products)	12	318
Invesco Mortgage Capital, Inc. (REIT)	8	184
Investors Real Estate Trust (REIT)	30	271
ION Geophysical Corp.* (Oil & Gas Services)	34	167
Iowa Telecommunications Services, Inc. (Telecommunications)	14	234
IPC The Hospitalist Co.* (Healthcare - Services)	6	211
IPG Photonics Corp.* (Telecommunications)	14	207
iRobot Corp.* (Machinery - Diversified)	10	152
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	32	349
Isle of Capri Casinos, Inc.* (Entertainment)	16	124
Ixia* (Telecommunications)	32	297
J. Crew Group, Inc.* (Retail)	16	734
j2 Global Communications, Inc.* (Internet)	16	374
Jack Henry & Associates, Inc. (Computers)	18	433
Jack in the Box, Inc.* (Retail)	18	424
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	14	183
James River Coal Co.* (Coal)	12	191
JDA Software Group, Inc.* (Software)	10	278
JetBlue Airways Corp.* (Airlines)	84	469
Jo-Ann Stores, Inc.* (Retail)	10	420

See accompanying notes to the Schedules of Portfolio Investments.

John Bean Technologies Corp. (Miscellaneous Manufacturing)	12	210
Jones Apparel Group, Inc. (Apparel)	34	647
Jos. A. Bank Clothiers, Inc.* (Retail)	6	328
K-V Pharmaceutical Co.* (Pharmaceuticals)	18	32
Kaiser Aluminum Corp. (Mining)	6	231
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	12	142
Kaydon Corp. (Metal Fabricate/Hardware)	10	376
KBW, Inc.* (Diversified Financial Services)	24	646
Kelly Services, Inc. - Class A* (Commercial Services)	14	233
Kendle International, Inc.* (Commercial Services)	6	105
Kenexa Corp.* (Commercial Services)	12	165
Key Energy Services, Inc.* (Oil & Gas Services)	40	382
Kforce, Inc.* (Commercial Services)	12	183
Kilroy Realty Corp. (REIT)	16	493
Kindred Healthcare, Inc.* (Healthcare - Services)	18	325
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	30	457
Knight Transportation, Inc. (Transportation)	20	422
Knoll, Inc. (Office Furnishings)	24	270
Knology, Inc.* (Telecommunications)	22	296
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	14	396
Korn/Ferry International* (Commercial Services)	16	282
Kulicke & Soffa Industries, Inc.* (Semiconductors)	30	217
KVH Industries, Inc.* (Telecommunications)	10	132
L-1 Identity Solutions, Inc.* (Electronics)	26	232
L.B. Foster Co. - Class A* (Metal Fabricate/Hardware)	10	289
La-Z-Boy, Inc.* (Home Furnishings)	18	226
LaBarge, Inc.* (Electronics)	20	221
LaBranche & Co., Inc.* (Diversified Financial Services)	28	147
Lance, Inc. (Food)	18	416
Landauer, Inc. (Commercial Services)	6	391
Landec Corp.* (Chemicals)	28	186
LaSalle Hotel Properties (REIT)	18	419
Lattice Semiconductor Corp.* (Semiconductors)	54	198
Lawson Software, Inc.* (Software)	40	264
Layne Christensen Co.* (Engineering & Construction)	8	214
Learning Tree International, Inc.* (Commercial Services)	20	281
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	54	80
Lexington Realty Trust (REIT)	36	234
LHC Group, Inc.* (Healthcare - Services)	6	201
Life Time Fitness, Inc.* (Leisure Time)	10	281
Ligand Pharmaceuticals, Inc. - Class B* (Pharmaceuticals)	104	182
Liquidity Services, Inc.* (Internet)	18	208
Lithia Motors, Inc. - Class A* (Retail)	12	77
Littelfuse, Inc.* (Electrical Components & Equipment)	8	304
Live Nation, Inc.* (Commercial Services)	44	638
LivePerson, Inc.* (Computers)	22	169
Liz Claiborne, Inc.* (Apparel)	30	223
Loral Space & Communications, Inc.* (Telecommunications)	4	140
Louisiana-Pacific Corp.* (Forest Products & Paper)	38	344
LSB Industries, Inc.* (Miscellaneous Manufacturing)	10	152
LTC Properties, Inc. (REIT)	10	271
Lufkin Industries, Inc. (Oil & Gas Services)	4	317
Lululemon Athletica, Inc.* (Retail)	10	415
Lumber Liquidators Holdings, Inc.* (Retail)	6	160
Luminex Corp.* (Healthcare - Products)	16	269
M&F Worldwide Corp.* (Food)	4	122
Magellan Health Services, Inc.* (Healthcare - Services)	8	348
ManTech International Corp. - Class A* (Software)	6	293
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	8	127
Martek Biosciences Corp.* (Biotechnology)	12	270
Masimo Corp. (Healthcare - Products)	18	478
MasTec, Inc.* (Telecommunications)	18	227
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	12	426
Max Capital Group, Ltd. (Insurance)	14	322
Maxwell Technologies, Inc.* (Computers)	10	124
Maxygen, Inc.* (Biotechnology)	26	171
MB Financial, Inc. (Banks)	16	360
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	16	161
McGrath Rentcorp (Commercial Services)	20	485
Measurement Specialties, Inc.* (Electronics)	10	147
Medallion Financial Corp. (Investment Companies)	46	366
MedAssets, Inc.* (Software)	14	294
Mediacom Communications Corp. - Class A* (Media)	46	274
Medical Properties Trust, Inc. (REIT)	30	314
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	18	453
Mentor Graphics Corp.* (Computers)	38	305
MercadoLibre, Inc.* (Commercial Services)	8	386
Mercury Computer Systems, Inc.* (Computers)	12	165

See accompanying notes to the Schedules of Portfolio Investments.

Meridian Bioscience, Inc. (Healthcare - Products)	22	448
Meritage Homes Corp.* (Home Builders)	16	336
Metabolix, Inc.* (Miscellaneous Manufacturing)	10	122
Methode Electronics, Inc. (Electronics)	10	99
MF Global Holdings, Ltd.* (Diversified Financial Services)	36	291
MFA Financial, Inc. (REIT)	78	574
MGE Energy, Inc. (Electric)	38	1,344
MGIC Investment Corp.* (Insurance)	34	373
Micromet, Inc.* (Biotechnology)	20	162
Microsemi Corp.* (Semiconductors)	26	451
MicroStrategy, Inc. - Class A* (Software)	4	340
Minerals Technologies, Inc. (Chemicals)	10	518
MKS Instruments, Inc.* (Semiconductors)	24	470
ModusLink Global Solutions, Inc.* (Internet)	14	118
Momenta Pharmaceuticals, Inc.* (Biotechnology)	14	210
Monolithic Power Systems, Inc.* (Semiconductors)	12	268
Monro Muffler Brake, Inc. (Commercial Services)	10	358
Montpelier Re Holdings, Ltd. (Insurance)	22	370
Moog, Inc. - Class A* (Aerospace/Defense)	14	496
Movado Group, Inc.* (Retail)	12	135
Move, Inc.* (Internet)	86	180
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	42	201
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	6	242
Nash Finch Co. (Food)	6	202
National CineMedia, Inc. (Entertainment)	16	276
National Financial Partners* (Diversified Financial Services)	16	226
National Penn Bancshares, Inc. (Banks)	46	317
National Retail Properties, Inc. (REIT)	28	639
Natural Gas Services Group, Inc.* (Oil & Gas Services)	10	159
Natus Medical, Inc.* (Healthcare - Products)	24	382
Navigant Consulting Co.* (Commercial Services)	28	340
NBT Bancorp, Inc. (Banks)	28	640
Nektar Therapeutics* (Biotechnology)	28	426
Neogen Corp.* (Pharmaceuticals)	14	351
Ness Technologies, Inc.* (Commercial Services)	20	126
Netezza Corp.* (Computers)	24	307
NETGEAR, Inc.* (Telecommunications)	12	313
Netlogic Microsystems, Inc.* (Semiconductors)	16	471
NetScout Systems, Inc.* (Computers)	24	355
NeurogesX, Inc.* (Pharmaceuticals)	24	226
Neutral Tandem, Inc.* (Telecommunications)	10	160
New Jersey Resources Corp. (Gas)	18	676
NewAlliance Bancshares, Inc. (Savings & Loans)	36	454
NewMarket Corp. (Chemicals)	2	206
Newpark Resources, Inc.* (Oil & Gas Services)	30	157
Newport Corp.* (Electronics)	18	225
Nicor, Inc. (Gas)	12	503
NL Industries, Inc. (Miscellaneous Manufacturing)	30	257
Nordson Corp. (Machinery - Diversified)	10	679
Northern Oil & Gas, Inc.* (Oil & Gas)	24	380
NorthStar Realty Finance Corp. (REIT)	24	101
Northwest Natural Gas Co. (Gas)	10	466
Northwest Pipe Co.* (Metal Fabricate/Hardware)	6	131
Novatel Wireless, Inc.* (Telecommunications)	12	81
NPS Pharmaceuticals, Inc.* (Biotechnology)	48	242
Nu Skin Enterprises, Inc. (Retail)	18	524
Nutri/System, Inc. (Commercial Services)	8	142
NuVasive, Inc.* (Healthcare - Products)	8	362
NxStage Medical, Inc.* (Healthcare - Products)	18	206
Obagi Medical Products, Inc.* (Pharmaceuticals)	26	317
Ocwen Financial Corp.* (Diversified Financial Services)	24	266
Odyssey Healthcare, Inc.* (Healthcare - Services)	12	217
OfficeMax, Inc.* (Retail)	26	427
Oilsands Quest, Inc.* (Oil & Gas)	120	89
Old Dominion Freight Line, Inc.* (Transportation)	10	334
Old National Bancorp (Banks)	32	382
Olin Corp. (Chemicals)	26	510
Olympic Steel, Inc. (Iron/Steel)	10	326
OM Group, Inc.* (Chemicals)	10	339
OMEGA Healthcare Investors, Inc. (REIT)	36	702
Omnicell, Inc.* (Software)	18	253
OmniVision Technologies, Inc.* (Semiconductors)	20	344
Omnova Solutions, Inc.* (Chemicals)	16	126
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	20	606
Oplink Communications, Inc.* (Telecommunications)	18	334
optionsXpress Holdings, Inc.* (Diversified Financial Services)	22	358
Orbital Sciences Corp.* (Aerospace/Defense)	22	418
Orbitz Worldwide, Inc.* (Internet)	12	85

See accompanying notes to the Schedules of Portfolio Investments.

Orexigen Therapeutics, Inc.* (Pharmaceuticals)	16	94
Orient-Express Hotels, Ltd. - Class A* (Lodging)	24	340
Orion Marine Group, Inc.* (Engineering & Construction)	12	217
Orthovita, Inc.* (Healthcare - Products)	42	179
OSI Systems, Inc.* (Electronics)	6	168
Otter Tail Corp. (Electric)	18	395
Owens & Minor, Inc. (Distribution/Wholesale)	12	557
P.F. Chang’s China Bistro, Inc.* (Retail)	6	265
Pacific Sunwear of California, Inc.* (Retail)	32	170
PacWest Bancorp (Banks)	14	319
PAETEC Holding Corp.* (Telecommunications)	56	262
Pain Therapeutics, Inc.* (Pharmaceuticals)	44	276
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	12	298
Parametric Technology Corp.* (Software)	36	650
PAREXEL International Corp.* (Commercial Services)	20	466
Park Electrochemical Corp. (Electronics)	12	345
Parker Drilling Co.* (Oil & Gas)	44	217
Parkway Properties, Inc. (REIT)	10	188
Patriot Coal Corp.* (Coal)	18	368
Patriot Transportation Holding, Inc.* (Transportation)	2	169
PDL BioPharma, Inc. (Biotechnology)	38	236
Peet’s Coffee & Tea, Inc.* (Beverages)	6	238
Pegasystems, Inc. (Software)	6	222
Penn Virginia Corp. (Oil & Gas)	16	392
Penns Woods Bancorp, Inc. (Banks)	6	201
Petroleum Development* (Oil & Gas)	8	185
PetroQuest Energy, Inc.* (Oil & Gas)	28	141
Pharmasset, Inc.* (Pharmaceuticals)	8	214
PharMerica Corp.* (Pharmaceuticals)	18	328
Phase Forward, Inc.* (Software)	22	288
PHH Corp.* (Commercial Services)	18	424
PHI, Inc.* (Transportation)	6	127
Photronics, Inc.* (Semiconductors)	28	143
PICO Holdings, Inc.* (Water)	8	298
Piedmont Natural Gas Co., Inc. (Gas)	16	441
Pier 1 Imports, Inc.* (Retail)	38	242
Pinnacle Entertainment, Inc.* (Entertainment)	24	234
Pinnacle Financial Partners, Inc.* (Banks)	12	181
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	6	242
Plantronics, Inc. (Telecommunications)	16	500
Platinum Underwriters Holdings, Ltd. (Insurance)	14	519
Plexus Corp.* (Electronics)	14	504
PMFG, Inc.* (Miscellaneous Manufacturing)	6	79
PMI Group, Inc.* (Insurance)	30	163
Polaris Industries, Inc. (Leisure Time)	8	409
Polycom, Inc.* (Telecommunications)	30	917
PolyOne Corp.* (Chemicals)	28	287
Pool Corp. (Distribution/Wholesale)	22	498
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	6	329
Portland General Electric Co. (Electric)	68	1,313
Post Properties, Inc. (REIT)	22	484
Potlatch Corp. (Forest Products & Paper)	24	841
Powell Industries, Inc.* (Electrical Components & Equipment)	8	260
Power Integrations, Inc. (Semiconductors)	8	330
PowerSecure International, Inc.* (Electrical Components & Equipment)	16	126
POZEN, Inc.* (Pharmaceuticals)	32	307
Premiere Global Services, Inc.* (Telecommunications)	20	165
Prestige Brands Holdings, Inc.* (Healthcare - Products)	34	306
PrivateBancorp, Inc. (Banks)	16	219
ProAssurance Corp.* (Insurance)	8	468
Progress Software Corp.* (Software)	22	691
Prosperity Bancshares, Inc. (Banks)	18	738
Provident Financial Services, Inc. (Savings & Loans)	26	309
Provident New York Bancorp (Savings & Loans)	30	284
PS Business Parks, Inc. (REIT)	4	214
PSS World Medical, Inc.* (Healthcare - Products)	18	423
Psychiatric Solutions, Inc.* (Healthcare - Services)	20	596
Quanex Building Products Corp. (Building Materials)	16	264
Quest Software, Inc.* (Software)	16	285
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	30	247
Quidel Corp.* (Healthcare - Products)	12	174
Quiksilver, Inc.* (Apparel)	36	170
Rackspace Hosting, Inc.* (Internet)	20	375
Radian Group, Inc. (Insurance)	28	438
Radiant Systems, Inc.* (Computers)	22	314
Ramco-Gershenson Properties Trust (REIT)	20	225
Raven Industries, Inc. (Miscellaneous Manufacturing)	6	177
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	12	382
RCN Corp.* (Telecommunications)	32	483
RealNetworks, Inc.* (Internet)	30	145
Red Robin Gourmet Burgers, Inc.* (Retail)	12	293
Redwood Trust, Inc. (REIT)	26	401
Regal-Beloit Corp. (Hand/Machine Tools)	12	713
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	20	530

See accompanying notes to the Schedules of Portfolio Investments.

Regis Corp. (Retail)	18	336
RehabCare Group, Inc.* (Healthcare - Services)	10	273
Rent-A-Center, Inc.* (Commercial Services)	18	426
Republic Airways Holdings, Inc.* (Airlines)	18	107
Resources Connection, Inc.* (Commercial Services)	12	230
Revlon, Inc. - Class A* (Cosmetics/Personal Care)	6	89
Rex Energy Corp.* (Oil & Gas)	12	137
REX Stores Corp.* (Energy - Alternate Sources)	8	130
RF Micro Devices, Inc.* (Telecommunications)	84	418
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	22	175
RightNow Technologies, Inc.* (Software)	10	179
Riverbed Technology, Inc.* (Computers)	18	511
RLI Corp. (Insurance)	10	570
Rochester Medical Corp.* (Healthcare - Products)	16	205
Rock-Tenn Co. - Class A (Forest Products & Paper)	12	547
Rockwood Holdings, Inc.* (Chemicals)	14	373
Rofin-Sinar Technologies, Inc.* (Electronics)	10	226
Rogers Corp.* (Electronics)	8	232
Rollins, Inc. (Commercial Services)	20	434
Rosetta Resources, Inc.* (Oil & Gas)	18	424
RPC, Inc. (Oil & Gas Services)	12	134
RSC Holdings, Inc.* (Commercial Services)	20	159
RTI International Metals, Inc.* (Mining)	10	303
Ruby Tuesday, Inc.* (Retail)	34	359
Ruddick Corp. (Food)	18	570
Rue21, Inc.* (Retail)	4	139
S.Y. Bancorp, Inc. (Banks)	14	318
Safeguard Scientifics, Inc.* (Internet)	14	182
Saia, Inc.* (Transportation)	16	222
Saks, Inc.* (Retail)	38	327
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	20	745
Sally Beauty Holdings, Inc.* (Retail)	28	250
Sanderson Farms, Inc. (Food)	10	536
Sandy Spring Bancorp, Inc. (Banks)	10	150
Sangamo BioSciences, Inc.* (Biotechnology)	24	130
Sapient Corp. (Internet)	34	311
Savient Pharmaceuticals, Inc.* (Biotechnology)	24	347
SAVVIS, Inc.* (Telecommunications)	14	231
ScanSource, Inc.* (Distribution/Wholesale)	14	403
SCBT Financial Corp. (Banks)	10	370
Schiff Nutrition International, Inc. (Pharmaceuticals)	12	98
School Specialty, Inc.* (Retail)	10	227
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	6	285
Seabright Insurance Holdings (Insurance)	18	198
SeaChange International, Inc.* (Software)	20	144
Seattle Genetics, Inc.* (Biotechnology)	34	406
Selective Insurance Group, Inc. (Insurance)	26	432
Semtech Corp.* (Semiconductors)	18	314
Sensient Technologies Corp. (Chemicals)	14	407
Shenandoah Telecommunications Co. (Telecommunications)	14	263
ShoreTel, Inc.* (Telecommunications)	20	132
Shuffle Master, Inc.* (Entertainment)	30	246
Shutterfly, Inc.* (Internet)	12	289
Signature Bank* (Banks)	20	741
Silgan Holdings, Inc. (Packaging & Containers)	12	723
Silicon Graphics International Corp.* (Computers)	14	150
Simmons First National Corp. - Class A (Banks)	14	386
Simpson Manufacturing Co., Inc. (Building Materials)	12	333
Sinclair Broadcast Group, Inc. - Class A* (Media)	18	91
Sirona Dental Systems, Inc.* (Healthcare - Products)	8	304
SJW Corp. (Water)	14	356
Skechers U.S.A., Inc. - Class A* (Apparel)	10	363
Skilled Healthcare Group, Inc. - Class A* (Healthcare - Services)	26	160
Skyline Corp. (Home Builders)	6	112
SkyWest, Inc. (Airlines)	12	171
Skyworks Solutions, Inc.* (Semiconductors)	48	749
Smart Balance, Inc.* (Food)	36	233
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	14	108
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	22	83
Smith Corp. (Miscellaneous Manufacturing)	10	526
Smith Micro Software, Inc.* (Software)	14	124
Solera Holdings, Inc. (Software)	22	850
Solutia, Inc.* (Chemicals)	38	612
Sonic Corp.* (Retail)	28	309
Sonus Networks, Inc.* (Telecommunications)	68	177
Sotheby’s (Commercial Services)	20	622
Sourcefire, Inc.* (Internet)	8	184
Southwest Gas Corp. (Gas)	46	1,376
Sovran Self Storage, Inc. (REIT)	12	418
Spartan Stores, Inc. (Food)	12	173
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	26	120
SRA International, Inc. - Class A* (Computers)	30	624

See accompanying notes to the Schedules of Portfolio Investments.

Stage Stores, Inc. (Retail)	20	308
Standard Microsystems Corp.* (Semiconductors)	8	186
Standard Motor Products, Inc. (Auto Parts & Equipment)	12	119
Standard Pacific Corp.* (Home Builders)	54	244
Starwood Property Trust, Inc. (REIT)	14	270
Steelcase, Inc. - Class A (Office Furnishings)	32	207
STERIS Corp. (Healthcare - Products)	20	673
Sterling Bancorp (Banks)	42	422
Sterling Bancshares, Inc. (Banks)	36	201
Steven Madden, Ltd.* (Apparel)	10	488
Stewart Enterprises, Inc. - Class A (Commercial Services)	44	275
Stewart Information Services Corp. (Insurance)	10	138
Stifel Financial Corp.* (Diversified Financial Services)	8	430
Stillwater Mining Co.* (Mining)	18	234
Stone Energy Corp.* (Oil & Gas)	14	248
Stratasys, Inc.* (Computers)	8	195
Strategic Hotels & Resorts, Inc.* (REIT)	28	119
SuccessFactors, Inc.* (Commercial Services)	16	305
Suffolk Bancorp (Banks)	10	307
Sun Communities, Inc. (REIT)	16	403
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	12	312
Sunstone Hotel Investors, Inc.* (REIT)	42	469
SuperGen, Inc.* (Biotechnology)	36	115
Superior Well Services, Inc.* (Oil & Gas Services)	6	80
Supertex, Inc.* (Semiconductors)	6	154
Susquehanna Bancshares, Inc. (Banks)	32	314
SVB Financial Group* (Banks)	16	747
Swift Energy Co.* (Oil & Gas)	16	492
Sykes Enterprises, Inc.* (Computers)	8	183
Symmetry Medical, Inc.* (Healthcare - Products)	14	141
Symyx Technologies, Inc.* (Chemicals)	22	99
Synchronoss Technologies, Inc.* (Software)	8	155
Syniverse Holdings, Inc.* (Telecommunications)	22	428
SYNNEX Corp.* (Software)	8	236
Syntroleum Corp.* (Energy - Alternate Sources)	66	140
T-3 Energy Services, Inc.* (Oil & Gas Services)	6	147
TAL International Group, Inc. (Trucking & Leasing)	18	360
Taleo Corp. - Class A* (Software)	12	311
Tanger Factory Outlet Centers, Inc. (REIT)	18	777
Taser International, Inc.* (Electronics)	26	152
Team, Inc.* (Commercial Services)	8	133
Technitrol, Inc. (Electronics)	20	106
Techwell, Inc.* (Semiconductors)	12	224
Tecumseh Products Co. - Class A* (Machinery - Diversified)	12	147
Tekelec* (Telecommunications)	24	436
TeleCommunication Systems, Inc. - Class A* (Internet)	16	117
Teledyne Technologies, Inc.* (Aerospace/Defense)	14	578
TeleTech Holdings, Inc.* (Commercial Services)	12	205
Tempur-Pedic International, Inc.* (Home Furnishings)	22	664
Tennant Co. (Machinery - Diversified)	6	164
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	22	520
Terremark Worldwide, Inc.* (Internet)	32	224
Tessera Technologies, Inc.* (Semiconductors)	14	284
Tetra Tech, Inc.* (Environmental Control)	20	461
TETRA Technologies, Inc.* (Oil & Gas Services)	26	318
Texas Capital Bancshares, Inc.* (Banks)	12	228
Texas Roadhouse, Inc. - Class A* (Retail)	18	250
Textainer Group Holdings, Ltd. (Trucking & Leasing)	14	302
The Andersons, Inc. (Agriculture)	6	201
The Cato Corp. - Class A (Retail)	10	214
The Children’s Place Retail Stores, Inc.* (Retail)	8	356
The Corporate Executive Board Co. (Commercial Services)	10	266
The Female Health Co. (Healthcare - Products)	18	129
The Finish Line, Inc. - Class A (Retail)	12	196
The Geo Group, Inc.* (Commercial Services)	18	357
The Gorman-Rupp Co. (Machinery - Diversified)	14	356
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	12	92
The Greenbrier Cos., Inc.* (Trucking & Leasing)	18	198
The Gymboree Corp.* (Apparel)	10	516
The Hain Celestial Group, Inc.* (Food)	16	278
The Knot, Inc.* (Internet)	20	156
The Medicines Co.* (Pharmaceuticals)	24	188
The Men’s Wearhouse, Inc. (Retail)	20	479
The Middleby Corp.* (Machinery - Diversified)	4	230
The Navigators Group, Inc.* (Insurance)	6	236
The Pantry, Inc.* (Retail)	12	150
The Phoenix Cos., Inc.* (Insurance)	42	102
The Ryland Group, Inc. (Home Builders)	16	359
See accompanying notes to the Schedules of Portfolio Investments.

The Timberland Co. - Class A* (Apparel)	18	384
The Ultimate Software Group, Inc.* (Software)	8	264
The Warnaco Group, Inc.* (Apparel)	20	954
The Wet Seal, Inc. - Class A* (Retail)	42	200
Theravance, Inc.* (Pharmaceuticals)	18	240
Thomas Weisel Partners Group, Inc.* (Diversified Financial Services)	20	78
Thoratec Corp.* (Healthcare - Products)	18	602
THQ, Inc.* (Software)	30	210
Tibco Software, Inc.* (Internet)	24	259
Tier Technologies, Inc. - Class B* (Computers)	32	255
TiVo, Inc.* (Home Furnishings)	38	651
TNS, Inc.* (Commercial Services)	10	223
TomoTherapy, Inc.* (Healthcare - Products)	24	82
Tower Group, Inc. (Insurance)	20	443
Towers Watson & Co. - Class A (Commercial Services)	12	570
Tractor Supply Co. (Retail)	12	697
TradeStation Group, Inc.* (Diversified Financial Services)	56	393
TreeHouse Foods, Inc.* (Food)	10	439
TriQuint Semiconductor, Inc.* (Semiconductors)	48	336
Triumph Group, Inc. (Aerospace/Defense)	8	561
True Religion Apparel, Inc.* (Apparel)	10	304
TrueBlue, Inc.* (Commercial Services)	12	186
TrustCo Bank Corp. NY (Banks)	42	259
Trustmark Corp. (Banks)	20	489
TTM Technologies, Inc.* (Electronics)	18	160
Tupperware Corp. (Household Products/Wares)	18	868
Tutor Perini Corp.* (Engineering & Construction)	18	391
Tyler Technologies, Inc.* (Computers)	18	338
U-Store-It Trust (REIT)	30	216
UAL Corp.* (Airlines)	52	1,017
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	10	226
Ultralife Corp.* (Electrical Components & Equipment)	20	80
Ultrapetrol Bahamas, Ltd.* (Transportation)	40	220
UMB Financial Corp. (Banks)	14	568
Umpqua Holdings Corp. (Banks)	34	451
Unifi, Inc.* (Apparel)	38	138
Unisys Corp.* (Computers)	12	419
United America Indemnity, Ltd. - Class A* (Insurance)	20	191
United Community Banks, Inc.* (Banks)	28	123
United Fire & Casualty Co. (Insurance)	12	216
United Natural Foods, Inc.* (Food)	16	450
United Online, Inc. (Internet)	34	254
United Rentals, Inc.* (Commercial Services)	22	206
United Stationers, Inc.* (Distribution/Wholesale)	6	353
Unitil Corp. (Electric)	32	744
Universal Corp. (Agriculture)	8	422
Universal Electronics, Inc.* (Home Furnishings)	6	134
Universal Forest Products, Inc. (Building Materials)	10	385
Universal Technical Institute, Inc.* (Commercial Services)	10	228
Urstadt Biddle Properties - Class A (REIT)	22	348
US Airways Group, Inc.* (Airlines)	56	412
US Ecology, Inc. (Environmental Control)	22	354
US Gold Corp.* (Mining)	58	157
USEC, Inc.* (Mining)	58	335
VAALCO Energy, Inc. (Oil & Gas)	44	217
Vail Resorts, Inc.* (Entertainment)	10	401
Valassis Communications, Inc.* (Commercial Services)	14	390
ValueClick, Inc.* (Internet)	32	324
Vantage Drilling Co.* (Oil & Gas)	62	92
VASCO Data Security International, Inc.* (Internet)	22	181
Veeco Instruments, Inc.* (Semiconductors)	12	522
VeriFone Holdings, Inc.* (Software)	22	445
Viad Corp. (Commercial Services)	16	329
ViaSat, Inc.* (Telecommunications)	16	554
ViewPoint Financial Group (Savings & Loans)	14	227
ViroPharma, Inc.* (Pharmaceuticals)	28	382
Vitacost.com, Inc.* (Internet)	12	145
Vital Images, Inc.* (Software)	12	194
Vocus, Inc.* (Internet)	18	307
Volcano Corp.* (Healthcare - Products)	22	532
Volterra Semiconductor Corp.* (Semiconductors)	10	251
W&T Offshore, Inc. (Oil & Gas)	18	151
W.R. Grace & Co.* (Chemicals)	22	611
Warren Resources, Inc.* (Oil & Gas)	44	111
Washington REIT (REIT)	30	916
Watsco, Inc. (Distribution/Wholesale)	12	683
Watts Water Technologies, Inc. - Class A (Electronics)	10	311
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	18	154
Websense, Inc.* (Internet)	18	410
Webster Financial Corp. (Banks)	22	385
WellCare Health Plans, Inc.* (Healthcare - Services)	16	476
Werner Enterprises, Inc. (Transportation)	14	324
WesBanco, Inc. (Banks)	12	195
West Pharmaceutical Services, Inc. (Healthcare - Products)	12	503
Westamerica Bancorp (Banks)	8	461
Western Alliance Bancorp* (Banks)	18	102
WGL Holdings, Inc. (Gas)	20	693

See accompanying notes to the Schedules of Portfolio Investments.

Willbros Group, Inc.* (Oil & Gas Services)	14	168
Wilshire Bancorp, Inc. (Banks)	14	154
Winn-Dixie Stores, Inc.* (Food)	18	225
Winnebago Industries, Inc.* (Home Builders)	10	146
Winthrop Realty Trust (REIT)	12	144
Wintrust Financial Corp. (Banks)	8	298
Wolverine World Wide, Inc. (Apparel)	20	583
Woodward Governor Co. (Electronics)	22	704
World Fuel Services Corp. (Retail)	20	533
Worthington Industries, Inc. (Metal Fabricate/Hardware)	20	346
Wright Express Corp.* (Commercial Services)	12	361
Wright Medical Group, Inc.* (Healthcare - Products)	16	284
XenoPort, Inc.* (Pharmaceuticals)	10	93
Zenith National Insurance Corp. (Insurance)	14	536
Zep, Inc. (Chemicals)	8	175
Zhongpin, Inc.* (Food)	16	203
Zoll Medical Corp.* (Healthcare - Products)	12	316
Zoran Corp.* (Semiconductors)	24	258
Zumiez, Inc.* (Retail)	10	205
Zymogenetics, Inc.* (Pharmaceuticals)	32	183

TOTAL COMMON STOCKS
(Cost $216,293)		312,725

	Principal
	Amount

Repurchase Agreements (93.3%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,272,000 (Collateralized by $2,463,600 of various U.S. Treasury Notes, 2.75%-3.00%, 9/30/16-2/15/19, market value $2,317,521)	$2,272,000	2,272,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $1,126,000 (Collateralized by $1,137,000 of various U.S. Government Agency Obligations, 0.26%‡-3.50%, 5/20/10-8/25/14, market value $1,150,553)	1,126,000	1,126,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $4,277,000 (Collateralized by $4,326,000 of various U.S. Government Agency Obligations, 0.35%-6.63%, 11/15/10-2/1/11, market value $4,364,064)	4,277,000	4,277,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $152,000 (Collateralized by $156,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $157,560)	152,000	152,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,827,000)		7,827,000

TOTAL INVESTMENT SECURITIES
(Cost $8,043,293)—97.0%		8,139,725
Net other assets (liabilities)—3.0%		247,773

NET ASSETS—100.0%		$8,387,498

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $1,200,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.
ADR	American Depositary Receipt

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$4,611,225	$(22,353)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	3,469,725	(17,978)

		$(40,331)

ProFund VP Small-Cap invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$4,043	0.1%
Aerospace/Defense Equipment	433	NM
Agriculture	1,110	NM
Airlines	3,176	NM
Apparel	7,158	0.1%
Auto Manufacturers	169	NM
Auto Parts & Equipment	2,404	NM
Banks	19,649	0.2%
Beverages	613	NM
Biotechnology	10,436	0.1%
Building Materials	1,202	NM
Chemicals	5,897	0.1%
Coal	742	NM
Commercial Services	19,547	0.2%
Computers	6,477	0.1%
Cosmetics/Personal Care	584	NM
Distribution/Wholesale	3,317	0.1%
Diversified Financial Services	5,756	0.1%
Electric	4,664	0.1%
Electrical Components & Equipment	3,398	0.1%
Electronics	9,230	0.1%
Energy - Alternate Sources	664	NM
Engineering & Construction	2,228	NM
Entertainment	2,314	NM
Environmental Control	1,743	NM
Food	5,826	0.1%
Forest Products & Paper	3,822	0.1%
Gas	4,155	0.1%
Hand/Machine Tools	1,671	NM
Healthcare - Products	12,898	0.2%
Healthcare - Services	6,862	0.1%
Home Builders	1,334	NM
Home Furnishings	2,296	NM
Household Products/Wares	2,231	NM
Insurance	10,109	0.1%
Internet	9,534	0.1%
Investment Companies	2,223	NM
Iron/Steel	402	NM
Leisure Time	1,570	NM
Lodging	691	NM
Machinery - Construction & Mining	290	NM
Machinery - Diversified	4,443	0.1%
Media	1,446	NM
Metal Fabricate/Hardware	2,516	NM
Mining	2,988	NM
Miscellaneous Manufacturing	5,906	0.1%
Office Furnishings	1,657	NM
Oil & Gas	8,010	0.1%
Oil & Gas Services	4,200	0.1%
Packaging & Containers	1,031	NM
Pharmaceuticals	9,826	0.1%
REIT	19,606	0.2%
Real Estate	670	NM
Retail	20,026	0.2%
Savings & Loans	2,678	NM
Semiconductors	9,786	0.1%
Software	13,440	0.2%
Telecommunications	14,308	0.2%
Textiles	207	NM
Toys/Games/Hobbies	183	NM
Transportation	4,880	0.1%
Trucking & Leasing	1,049	NM
Water	1,001	NM
Other**	8,074,773	96.3%

Total	$8,387,498	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$312,725	$-	$-	$312,725
Repurchase Agreements	-	7,827,000	-	7,827,000

Total Investment Securities	312,725	7,827,000	-	8,139,725

Other Financial Instruments^	-	(40,331)	-	(40,331)

Total Investments	$312,725	$7,786,669	$-	$8,099,394

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	March 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (241.4%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $3,658,000 (Collateralized by $3,966,500 of various U.S. Treasury Notes, 2.75%-3.00%, 9/30/16-2/15/19, market value $3,731,284)	$3,658,000	$3,658,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $3,658,000 (Collateralized by $3,680,000 Federal National Mortgage Association, 3.50%, 8/25/14, market value $3,732,191)	3,658,000	3,658,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $3,658,000 (Collateralized by $3,682,000 of various U.S. Government Agency Obligations, 0.95%-6.63%, 11/15/10-2/3/11, market value $3,732,623)	3,658,000	3,658,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $3,658,000 (Collateralized by $3,695,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $3,731,950)	3,658,000	3,658,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $3,655,000 (Collateralized by $3,678,600 of various U.S. Treasury Obligations, 0.88%-4.50%, 12/31/10-9/30/11, market value $3,728,161)	3,655,000	3,655,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,287,000)		18,287,000

TOTAL INVESTMENT SECURITIES
(Cost $18,287,000)—241.4%		18,287,000
Net other assets (liabilities)—(141.4)%		(10,710,046)

NET ASSETS—100.0%		$7,576,954

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $2,800,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$7,519,951	$(64,497)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	64,904	(229)

		$(64,726)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Repurchase Agreements	$-	$18,287,000	$-	$18,287,000

Total Investment Securities	-	18,287,000	-	18,287,000

Other Financial Instruments^	-	(64,726)	-	(64,726)

Total Investments	$-	$18,222,274	$-	$18,222,274

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (65.7%)
Activision Blizzard, Inc. (Software)	18,559	$223,822
Adobe Systems, Inc.* (Software)	8,442	298,594
Altera Corp. (Semiconductors)	6,834	166,135
Amazon.com, Inc.* (Internet)	4,824	654,762
Amgen, Inc.* (Biotechnology)	7,705	460,451
Apollo Group, Inc. - Class A* (Commercial Services)	2,546	156,044
Apple Computer, Inc.* (Computers)	20,703	4,863,756
Applied Materials, Inc. (Semiconductors)	11,390	153,537
Autodesk, Inc.* (Software)	3,953	116,297
Automatic Data Processing, Inc. (Software)	5,829	259,216
Baidu, Inc.ADR* (Internet)	469	279,993
Bed Bath & Beyond, Inc.* (Retail)	5,762	252,145
Biogen Idec, Inc.* (Biotechnology)	4,824	276,705
BMC Software, Inc.* (Software)	3,484	132,392
Broadcom Corp. - Class A (Semiconductors)	6,566	217,860
C.H. Robinson Worldwide, Inc. (Transportation)	2,680	149,678
CA, Inc. (Software)	8,174	191,844
Celgene Corp.* (Biotechnology)	7,437	460,797
Cephalon, Inc.* (Pharmaceuticals)	1,206	81,743
Cerner Corp.* (Software)	1,340	113,980
Check Point Software Technologies, Ltd.* (Internet)	3,350	117,451
Cintas Corp. (Textiles)	3,015	84,691
Cisco Systems, Inc.* (Telecommunications)	33,500	872,005
Citrix Systems, Inc.* (Software)	3,551	168,566
Cognizant Technology Solutions Corp.* (Computers)	4,757	242,512
Comcast Corp. - Class A (Media)	23,651	445,112
Costco Wholesale Corp. (Retail)	3,819	228,032
Dell, Inc.* (Computers)	11,792	176,998
DENTSPLY International, Inc. (Healthcare - Products)	2,345	81,723
DIRECTV - Class A* (Media)	10,921	369,239
DISH Network Corp. - Class A (Media)	3,551	73,932
eBay, Inc.* (Internet)	15,879	427,939
Electronic Arts, Inc.* (Software)	5,427	101,268
Expedia, Inc. (Internet)	4,690	117,062
Expeditors International of Washington, Inc. (Transportation)	3,417	126,156
Express Scripts, Inc.* (Pharmaceuticals)	4,020	409,075
Fastenal Co. (Distribution/Wholesale)	2,278	109,321
First Solar, Inc.* (Energy - Alternate Sources)	1,206	147,916
Fiserv, Inc.* (Software)	3,149	159,843
Flextronics International, Ltd.* (Electronics)	14,472	113,460
FLIR Systems, Inc.* (Electronics)	2,613	73,687
Foster Wheeler AG* (Engineering & Construction)	2,211	60,007
Garmin, Ltd. (Electronics)	3,015	116,017
Genzyme Corp.* (Biotechnology)	5,427	281,281
Gilead Sciences, Inc.* (Pharmaceuticals)	14,539	661,234
Google, Inc. - Class A* (Internet)	2,412	1,367,628
Henry Schein, Inc.* (Healthcare - Products)	1,474	86,819
Hologic, Inc.* (Healthcare - Products)	4,422	81,984
Illumina, Inc.* (Biotechnology)	1,943	75,583
Infosys Technologies, Ltd.ADR (Software)	1,809	106,460
Intel Corp. (Semiconductors)	31,691	705,442
Intuit, Inc.* (Software)	6,566	225,476
Intuitive Surgical, Inc.* (Healthcare - Products)	670	233,247
J.B. Hunt Transport Services, Inc. (Transportation)	2,077	74,523
Joy Global, Inc. (Machinery - Construction & Mining)	1,675	94,805
KLA -Tencor Corp. (Semiconductors)	3,417	105,654
Lam Research Corp.* (Semiconductors)	2,144	80,014
Liberty Media Holding Corp. - Interactive Series A* (Internet)	8,978	137,453
Life Technologies Corp.* (Biotechnology)	3,015	157,594
Linear Technology Corp. (Semiconductors)	4,891	138,317
Logitech International S.A.GRS* (Computers)	2,814	45,981
Marvell Technology Group, Ltd.* (Semiconductors)	9,782	199,357
Mattel, Inc. (Toys/Games/Hobbies)	6,834	155,405
Maxim Integrated Products, Inc. (Semiconductors)	4,891	94,836
Microchip Technology, Inc. (Semiconductors)	2,479	69,809
Microsoft Corp. (Software)	49,446	1,447,284
Millicom International Cellular S.A. (Telecommunications)	1,742	155,299
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,092	115,639
NetApp, Inc.* (Computers)	5,829	189,792
News Corp. - Class A (Media)	23,316	335,984
NII Holdings, Inc. - Class B* (Telecommunications)	2,680	111,649
NVIDIA Corp.* (Semiconductors)	8,911	154,873
O’Reilly Automotive, Inc.* (Retail)	2,278	95,015
Oracle Corp. (Software)	34,237	879,549
PACCAR, Inc. (Auto Manufacturers)	6,700	290,378
Patterson Cos., Inc. (Healthcare - Products)	1,943	60,330
Paychex, Inc. (Commercial Services)	5,628	172,780
Priceline.com, Inc.* (Internet)	804	205,020
QIAGEN N.V.* (Biotechnology)	3,819	87,799
Qualcomm, Inc. (Telecommunications)	33,232	1,395,412
Research In Motion, Ltd.* (Computers)	9,112	673,832
Ross Stores, Inc. (Retail)	2,077	111,057
Rovi Corp.* (Semiconductors)	108	4,010
SanDisk Corp.* (Computers)	3,819	132,252
Seagate Technology* (Computers)	8,174	149,257
Sears Holdings Corp.* (Retail)	1,943	210,679
Sigma-Aldrich Corp. (Chemicals)	1,943	104,261
Staples, Inc. (Retail)	7,973	186,488
Starbucks Corp.* (Retail)	16,951	411,401
Stericycle, Inc.* (Environmental Control)	1,474	80,333
Symantec Corp.* (Internet)	13,802	233,530

See accompanying notes to the Schedules of Portfolio Investments.

Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	12,060	760,745
Urban Outfitters, Inc.* (Retail)	2,747	104,468
VeriSign, Inc.* (Internet)	2,814	73,192
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,417	139,653
Virgin Media, Inc. (Telecommunications)	5,494	94,826
Vodafone Group PLCADR (Telecommunications)	9,983	232,504
Warner Chilcott PLC - Class A* (Pharmaceuticals)	4,087	104,423
Wynn Resorts, Ltd. (Lodging)	2,211	167,660
Xilinx, Inc. (Semiconductors)	6,030	153,765
Yahoo!, Inc.* (Internet)	11,055	182,739

TOTAL COMMON STOCKS
(Cost $11,190,912)		29,518,543

	Principal
	Amount

Repurchase Agreements (31.0%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $4,047,000 (Collateralized by $4,397,300 of various U.S. Treasury Notes, 2.75%-3.00%, 9/30/16-2/15/19, market value $4,128,096)	$4,047,000	4,047,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,008,000 (Collateralized by $2,024,000 of various U.S. Government Agency Obligations, 0.26%‡-3.50%, 5/20/10-8/25/14, market value $2,049,159)	2,008,000	2,008,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $7,618,000 (Collateralized by $5,921,700 of various U.S. Treasury Securities, 6.63%-7.88%, 11/15/10-2/15/21, market value $7,771,934)	7,618,000	7,618,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $272,000 (Collateralized by $277,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $279,770)	272,000	272,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,945,000)		13,945,000

TOTAL INVESTMENT SECURITIES
(Cost $25,135,912)—96.7%		43,463,543
Net other assets (liabilities)—3.3%		1,498,306

NET ASSETS—100.0%		$44,961,849

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $1,660,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.
ADR	American Depositary Receipt
GRS	Global Registered Shares
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 6/21/10 (Underlying notional amount at value $3,992,280)	102	$69,845

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$7,782,748	$(3,947)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	4,017,165	(6,022)

		$(9,969)

ProFund VP NASDAQ-100 invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Auto Manufacturers	$290,378	0.7%
Biotechnology	1,939,863	4.3%
Chemicals	104,261	0.2%
Commercial Services	328,824	0.7%
Computers	6,474,380	14.4%
Distribution/Wholesale	109,321	0.2%
Electronics	303,164	0.7%
Energy - Alternate Sources	147,916	0.3%
Engineering & Construction	60,007	0.1%
Environmental Control	80,333	0.2%
Healthcare - Products	544,103	1.2%
Internet	3,796,769	8.5%
Lodging	167,660	0.4%
Machinery - Construction & Mining	94,805	0.2%
Media	1,224,267	2.7%
Pharmaceuticals	2,132,859	4.7%
Retail	1,599,285	3.6%
Semiconductors	2,243,609	5.0%
Software	4,424,591	9.8%
Telecommunications	2,861,695	6.4%
Textiles	84,691	0.2%
Toys/Games/Hobbies	155,405	0.4%
Transportation	350,357	0.8%
Other**	15,443,306	34.3%

Total	$44,961,849	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$29,518,543	$-	$-	$29,518,543
Repurchase Agreements	-	13,945,000	-	13,945,000

Total Investment Securities	29,518,543	13,945,000	-	43,463,543

Other Financial Instruments^	69,845	(9,969)	-	59,876

Total Investments	$29,588,388	$13,935,031	$-	$43,523,419

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (100.1%)
3M Co. (Miscellaneous Manufacturing)	2,565	$214,357
Abbott Laboratories (Pharmaceuticals)	5,985	315,290
Advanced Micro Devices, Inc.* (Semiconductors)	2,280	21,136
Aetna, Inc. (Healthcare - Services)	3,420	120,076
AFLAC, Inc. (Insurance)	2,280	123,781
Agilent Technologies, Inc.* (Electronics)	1,425	49,006
Air Products & Chemicals, Inc. (Chemicals)	855	63,227
Airgas, Inc. (Chemicals)	285	18,132
AK Steel Holding Corp. (Iron/Steel)	285	6,515
Alcoa, Inc. (Mining)	8,265	117,694
Allegheny Energy, Inc. (Electric)	1,425	32,775
Allegheny Technologies, Inc. (Iron/Steel)	285	15,387
Allstate Corp. (Insurance)	4,275	138,125
Altria Group, Inc. (Agriculture)	11,685	239,776
Ameren Corp. (Electric)	1,995	52,030
American Electric Power, Inc. (Electric)	3,990	136,378
American International Group, Inc.* (Insurance)	1,140	38,920
Ameriprise Financial, Inc. (Diversified Financial Services)	855	38,783
AmerisourceBergen Corp. (Pharmaceuticals)	2,280	65,938
Amgen, Inc.* (Biotechnology)	3,705	221,411
Analog Devices, Inc. (Semiconductors)	1,140	32,855
AON Corp. (Insurance)	2,280	97,379
Apartment Investment and Management Co. - Class A (REIT)	570	10,494
Applied Materials, Inc. (Semiconductors)	7,410	99,887
Archer-Daniels-Midland Co. (Agriculture)	5,130	148,257
Assurant, Inc. (Insurance)	855	29,395
AT&T, Inc. (Telecommunications)	23,940	618,610
Automatic Data Processing, Inc. (Software)	2,280	101,392
AutoNation, Inc.* (Retail)	855	15,458
Avalonbay Communities, Inc. (REIT)	285	24,610
Avery Dennison Corp. (Household Products/Wares)	855	31,131
Ball Corp. (Packaging & Containers)	285	15,213
Bank of America Corp. (Banks)	81,225	1,449,866
Bank of New York Mellon Corp. (Banks)	9,690	299,227
Bard (C.R.), Inc. (Healthcare - Products)	285	24,687
Baxter International, Inc. (Healthcare - Products)	2,565	149,283
BB&T Corp. (Banks)	5,700	184,623
Becton, Dickinson & Co. (Healthcare - Products)	855	67,314
Bemis Co., Inc. (Packaging & Containers)	855	24,556
Berkshire Hathaway, Inc. - Class B* (Insurance)	5,985	486,401
Big Lots, Inc.* (Retail)	570	20,759
BJ Services Co. (Oil & Gas Services)	2,280	48,792
Boeing Co. (Aerospace/Defense)	3,705	269,020
Boston Properties, Inc. (REIT)	570	43,001
Boston Scientific Corp.* (Healthcare - Products)	12,255	88,481
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,695	205,456
Brown-Forman Corp. (Beverages)	285	16,943
C.H. Robinson Worldwide, Inc. (Transportation)	570	31,834
CA, Inc. (Software)	1,425	33,445
Cabot Oil & Gas Corp. (Oil & Gas)	285	10,488
Campbell Soup Co. (Food)	855	30,224
Capital One Financial Corp. (Diversified Financial Services)	3,705	153,424
Cardinal Health, Inc. (Pharmaceuticals)	2,850	102,685
CareFusion Corp.* (Healthcare - Products)	1,425	37,663
Carnival Corp. - Class A (Leisure Time)	3,420	132,970
CBS Corp. - Class B (Media)	2,850	39,729
CenterPoint Energy, Inc. (Electric)	3,135	45,019
CenturyTel, Inc. (Telecommunications)	2,565	90,955
Cephalon, Inc.* (Pharmaceuticals)	285	19,317
Chesapeake Energy Corp. (Oil & Gas)	5,415	128,011
Chevron Corp. (Oil & Gas)	16,245	1,231,858
Chubb Corp. (Insurance)	2,565	132,995
Cincinnati Financial Corp. (Insurance)	1,425	41,182
Cintas Corp. (Textiles)	1,140	32,023
Citigroup, Inc.* (Diversified Financial Services)	159,315	645,226
Clorox Co. (Household Products/Wares)	570	36,560
CMS Energy Corp. (Electric)	1,995	30,843
Coca-Cola Enterprises, Inc. (Beverages)	1,425	39,415
Comcast Corp. - Class A (Media)	23,085	434,460
Comerica, Inc. (Banks)	1,425	54,207
Computer Sciences Corp.* (Computers)	570	31,059
Compuware Corp.* (Software)	855	7,182
ConAgra Foods, Inc. (Food)	1,710	42,870
ConocoPhillips (Oil & Gas)	11,970	612,505
Consolidated Edison, Inc. (Electric)	2,280	101,551
Constellation Brands, Inc.* (Beverages)	1,710	28,112
Constellation Energy Group, Inc. (Electric)	1,710	60,038
Costco Wholesale Corp. (Retail)	3,420	204,208
Coventry Health Care, Inc.* (Healthcare - Services)	1,140	28,181
CSX Corp. (Transportation)	1,140	58,026
Cummins, Inc. (Machinery - Diversified)	570	35,311
CVS Corp. (Retail)	11,400	416,784
D.R. Horton, Inc. (Home Builders)	2,280	28,728
Darden Restaurants, Inc. (Retail)	285	12,694
Dean Foods Co.* (Food)	1,425	22,358
Deere & Co. (Machinery - Diversified)	1,425	84,730
Dell, Inc.* (Computers)	13,965	209,615

See accompanying notes to the Schedules of Portfolio Investments.

DENTSPLY International, Inc. (Healthcare - Products)	285	9,932
Devon Energy Corp. (Oil & Gas)	2,280	146,900
Discover Financial Services (Diversified Financial Services)	4,275	63,697
Discovery Communications, Inc. - Class A* (Media)	570	19,260
Dominion Resources, Inc. (Electric)	4,845	199,178
Dover Corp. (Miscellaneous Manufacturing)	570	26,647
Dr. Pepper Snapple Group, Inc. (Beverages)	1,140	40,094
DTE Energy Co. (Electric)	1,425	63,555
Duke Energy Corp. (Electric)	10,545	172,094
E* TRADE Financial Corp.* (Diversified Financial Services)	12,825	21,161
E.I. du Pont de Nemours & Co. (Chemicals)	3,420	127,361
Eastman Chemical Co. (Chemicals)	570	36,298
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,280	13,201
Eaton Corp. (Miscellaneous Manufacturing)	1,425	107,972
Edison International (Electric)	2,565	87,646
El Paso Corp. (Pipelines)	2,565	27,805
Electronic Arts, Inc.* (Software)	1,710	31,909
Eli Lilly & Co. (Pharmaceuticals)	3,990	144,518
Emerson Electric Co. (Electrical Components & Equipment)	3,705	186,510
Entergy Corp. (Electric)	1,425	115,924
EQT Corp. (Oil & Gas)	570	23,370
Equifax, Inc. (Commercial Services)	570	20,406
Equity Residential Properties Trust (REIT)	1,425	55,789
Exelon Corp. (Electric)	3,420	149,830
Expeditors International of Washington, Inc. (Transportation)	855	31,567
Exxon Mobil Corp. (Oil & Gas)	17,955	1,202,626
Family Dollar Stores, Inc. (Retail)	1,140	41,735
FedEx Corp. (Transportation)	2,565	239,571
Fidelity National Information Services, Inc. (Software)	2,565	60,124
Fifth Third Bancorp (Banks)	6,555	89,082
First Horizon National Corp.* (Banks)	1,710	24,025
FirstEnergy Corp. (Electric)	2,565	100,266
Fiserv, Inc.* (Software)	570	28,933
Fluor Corp. (Engineering & Construction)	1,425	66,277
Ford Motor Co.* (Auto Manufacturers)	18,810	236,442
Forest Laboratories, Inc.* (Pharmaceuticals)	855	26,813
Fortune Brands, Inc. (Household Products/Wares)	1,140	55,301
FPL Group, Inc. (Electric)	3,420	165,289
Franklin Resources, Inc. (Diversified Financial Services)	570	63,213
Frontier Communications Corp. (Telecommunications)	2,565	19,084
GameStop Corp. - Class A* (Retail)	570	12,489
Gannett Co., Inc. (Media)	1,425	23,541
General Dynamics Corp. (Aerospace/Defense)	1,425	110,010
General Electric Co. (Miscellaneous Manufacturing)	86,640	1,576,848
General Mills, Inc. (Food)	1,140	80,701
Genuine Parts Co. (Distribution/Wholesale)	1,425	60,206
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	3,990	73,177
Genzyme Corp.* (Biotechnology)	1,140	59,086
H & R Block, Inc. (Commercial Services)	1,710	30,438
Halliburton Co. (Oil & Gas Services)	3,705	111,632
Harley-Davidson, Inc. (Leisure Time)	570	16,000
Harris Corp. (Telecommunications)	285	13,535
Hartford Financial Services Group, Inc. (Insurance)	3,135	89,097
Health Care REIT, Inc. (REIT)	570	25,781
Heinz (H.J.) Co. (Food)	1,140	51,995
Hess Corp. (Oil & Gas)	2,280	142,614
Hewlett-Packard Co. (Computers)	5,985	318,103
Home Depot, Inc. (Retail)	13,680	442,548
Hormel Foods Corp. (Food)	570	23,946
Host Marriott Corp. (REIT)	5,415	79,330
Humana, Inc.* (Healthcare - Services)	1,425	66,647
Huntington Bancshares, Inc. (Banks)	5,700	30,609
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,140	53,990
Integrys Energy Group, Inc. (Electric)	570	27,007
Intel Corp. (Semiconductors)	25,080	558,281
International Game Technology (Entertainment)	1,140	21,033
International Paper Co. (Forest Products & Paper)	1,710	42,083
Interpublic Group of Cos., Inc.* (Advertising)	3,990	33,197
Iron Mountain, Inc. (Commercial Services)	570	15,618
J.C. Penney Co., Inc. (Retail)	1,995	64,179
J.P. Morgan Chase & Co. (Diversified Financial Services)	32,205	1,441,174
Jabil Circuit, Inc. (Electronics)	1,425	23,071
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,140	51,517
JDS Uniphase Corp.* (Telecommunications)	570	7,142
JM Smucker Co. (Food)	855	51,522
Johnson & Johnson (Healthcare - Products)	10,545	687,534
Johnson Controls, Inc. (Auto Parts & Equipment)	5,415	178,641
Kellogg Co. (Food)	855	45,683
KeyCorp (Banks)	7,125	55,219
Kimberly-Clark Corp. (Household Products/Wares)	1,425	89,604
Kimco Realty Corp. (REIT)	3,420	53,489
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,995	23,461
KLA -Tencor Corp. (Semiconductors)	855	26,437
Kraft Foods, Inc. (Food)	13,965	422,302
Kroger Co. (Food)	5,130	111,116
L-3 Communications Holdings, Inc. (Aerospace/Defense)	855	78,344
Legg Mason, Inc. (Diversified Financial Services)	855	24,513

See accompanying notes to the Schedules of Portfolio Investments.

Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,140	24,670
Lennar Corp. - Class A (Home Builders)	1,425	24,524
Leucadia National Corp.* (Holding Companies - Diversified)	855	21,213
Lexmark International, Inc. - Class A* (Computers)	570	20,566
Limited, Inc. (Retail)	1,140	28,067
Lincoln National Corp. (Insurance)	2,565	78,745
Lockheed Martin Corp. (Aerospace/Defense)	2,565	213,459
Loews Corp. (Insurance)	2,850	106,248
Lorillard, Inc. (Agriculture)	855	64,330
Lowe’s Cos., Inc. (Retail)	11,970	290,153
LSI Logic Corp.* (Semiconductors)	2,850	17,442
M&T Bank Corp. (Banks)	570	45,247
Macy’s, Inc. (Retail)	3,420	74,453
Marathon Oil Corp. (Oil & Gas)	5,700	180,348
Marriott International, Inc. - Class A (Lodging)	570	17,966
Marsh & McLennan Cos., Inc. (Insurance)	4,275	104,395
Marshall & Ilsley Corp. (Banks)	4,275	34,414
Masco Corp. (Building Materials)	2,850	44,232
Mattel, Inc. (Toys/Games/Hobbies)	1,140	25,924
McCormick & Co., Inc. (Food)	570	21,865
McDonald’s Corp. (Retail)	3,990	266,213
McGraw-Hill Cos., Inc. (Media)	1,140	40,641
McKesson Corp. (Commercial Services)	2,280	149,842
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	855	44,486
MEMC Electronic Materials, Inc.* (Semiconductors)	1,710	26,214
Merck & Co., Inc. (Pharmaceuticals)	12,255	457,724
Meredith Corp. (Media)	285	9,807
MetLife, Inc. (Insurance)	6,555	284,094
MetroPCS Communications, Inc.* (Telecommunications)	1,995	14,125
Microchip Technology, Inc. (Semiconductors)	570	16,051
Micron Technology, Inc.* (Semiconductors)	3,705	38,495
Molex, Inc. (Electrical Components & Equipment)	1,140	23,780
Molson Coors Brewing Co. - Class B (Beverages)	1,425	59,935
Monster Worldwide, Inc.* (Internet)	570	9,468
Moody’s Corp. (Commercial Services)	855	25,436
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	11,400	333,906
Motorola, Inc.* (Telecommunications)	18,810	132,046
Murphy Oil Corp. (Oil & Gas)	570	32,028
Nabors Industries, Ltd.* (Oil & Gas)	855	16,784
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,140	24,077
National Semiconductor Corp. (Semiconductors)	1,140	16,473
Newell Rubbermaid, Inc. (Housewares)	2,280	34,656
News Corp. - Class A (Media)	9,975	143,740
Nicor, Inc. (Gas)	285	11,947
NIKE, Inc. - Class B (Apparel)	1,425	104,737
NiSource, Inc. (Electric)	2,280	36,024
Norfolk Southern Corp. (Transportation)	1,710	95,572
Northeast Utilities System (Electric)	1,425	39,387
Northern Trust Corp. (Banks)	855	47,247
Northrop Grumman Corp. (Aerospace/Defense)	2,565	168,187
Novell, Inc.* (Software)	2,850	17,072
Novellus Systems, Inc.* (Semiconductors)	285	7,125
NRG Energy, Inc.* (Electric)	855	17,870
Nucor Corp. (Iron/Steel)	855	38,800
NYSE Euronext (Diversified Financial Services)	570	16,878
Office Depot, Inc.* (Retail)	2,280	18,194
Omnicom Group, Inc. (Advertising)	855	33,183
ONEOK, Inc. (Gas)	855	39,031
Owens-Illinois, Inc.* (Packaging & Containers)	570	20,258
PACCAR, Inc. (Auto Manufacturers)	2,850	123,519
Pactiv Corp.* (Packaging & Containers)	570	14,353
Pall Corp. (Miscellaneous Manufacturing)	570	23,079
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,425	92,254
Patterson Cos., Inc. (Healthcare - Products)	285	8,849
Paychex, Inc. (Commercial Services)	1,140	34,998
People’s United Financial, Inc. (Banks)	3,135	49,031
Pepco Holdings, Inc. (Electric)	1,710	29,326
PerkinElmer, Inc. (Electronics)	855	20,435
Pfizer, Inc. (Pharmaceuticals)	65,550	1,124,182
PG&E Corp. (Electric)	3,135	132,987
Philip Morris International, Inc. (Commercial Services)	8,550	445,968
Pinnacle West Capital Corp. (Electric)	855	32,259
Pitney Bowes, Inc. (Office/Business Equipment)	1,710	41,809
Plum Creek Timber Co., Inc. (Forest Products & Paper)	855	33,268
PNC Financial Services Group (Banks)	4,275	255,217
PPG Industries, Inc. (Chemicals)	570	37,278
PPL Corp. (Electric)	3,135	86,871
Principal Financial Group, Inc. (Insurance)	1,140	33,299
Procter & Gamble Co. (Cosmetics/Personal Care)	14,250	901,597
Progress Energy, Inc. (Electric)	2,280	89,741
Progressive Corp. (Insurance)	5,415	103,372
Prudential Financial, Inc. (Insurance)	1,710	103,455
Public Service Enterprise Group, Inc. (Electric)	3,990	117,785
Public Storage, Inc. (REIT)	570	52,434
Pulte Group, Inc.* (Home Builders)	2,565	28,856
Quanta Services, Inc.* (Commercial Services)	1,710	32,764
Quest Diagnostics, Inc. (Healthcare - Services)	570	33,225

See accompanying notes to the Schedules of Portfolio Investments.

Questar Corp. (Pipelines)	855	36,936
Qwest Communications International, Inc. (Telecommunications)	11,970	62,483
R.R. Donnelley & Sons Co. (Commercial Services)	1,710	36,508
RadioShack Corp. (Retail)	1,140	25,798
Raytheon Co. (Aerospace/Defense)	3,135	179,071
Regions Financial Corp. (Banks)	9,690	76,066
Republic Services, Inc. (Environmental Control)	1,425	41,353
Reynolds American, Inc. (Agriculture)	1,425	76,921
Robert Half International, Inc. (Commercial Services)	570	17,345
Rockwell Automation, Inc. (Machinery - Diversified)	570	32,125
Roper Industries, Inc. (Miscellaneous Manufacturing)	285	16,484
Ryder System, Inc. (Transportation)	570	22,093
Safeway, Inc. (Food)	3,135	77,936
SAIC, Inc.* (Commercial Services)	2,565	45,400
SanDisk Corp.* (Computers)	855	29,609
Sara Lee Corp. (Food)	5,700	79,401
SCANA Corp. (Electric)	855	32,139
Scripps Networks Interactive - Class A (Entertainment)	285	12,640
Sealed Air Corp. (Packaging & Containers)	1,425	30,039
Sears Holdings Corp.* (Retail)	285	30,903
Sempra Energy (Gas)	1,995	99,550
Sherwin-Williams Co. (Chemicals)	570	38,578
SLM Corp.* (Diversified Financial Services)	3,990	49,955
Smith International, Inc. (Oil & Gas Services)	1,995	85,426
Snap-on, Inc. (Hand/Machine Tools)	570	24,704
Southern Co. (Electric)	6,555	217,364
Southwest Airlines Co. (Airlines)	5,985	79,122
Spectra Energy Corp. (Pipelines)	5,130	115,579
Sprint Nextel Corp.* (Telecommunications)	24,225	92,055
Stanley Black & Decker, Inc. (Hand/Machine Tools)	570	32,724
Staples, Inc. (Retail)	2,280	53,329
State Street Corp. (Banks)	3,990	180,109
Sunoco, Inc. (Oil & Gas)	855	25,402
SunTrust Banks, Inc. (Banks)	3,990	106,892
SuperValu, Inc. (Food)	1,710	28,523
Symantec Corp.* (Internet)	2,280	38,578
Sysco Corp. (Food)	4,845	142,927
Target Corp. (Retail)	5,985	314,811
TECO Energy, Inc. (Electric)	1,710	27,172
Tellabs, Inc. (Telecommunications)	1,995	15,102
Tenet Healthcare Corp.* (Healthcare - Services)	3,420	19,562
Tesoro Petroleum Corp. (Oil & Gas)	1,140	15,846
Texas Instruments, Inc. (Semiconductors)	3,705	90,661
Textron, Inc. (Miscellaneous Manufacturing)	2,280	48,404
The AES Corp.* (Electric)	1,995	21,945
The Charles Schwab Corp. (Diversified Financial Services)	4,275	79,900
The Dow Chemical Co. (Chemicals)	9,405	278,106
The Gap, Inc. (Retail)	1,710	39,518
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,565	437,666
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,995	25,217
The Hershey Co. (Food)	855	36,603
The New York Times Co. - Class A* (Media)	855	9,516
The Travelers Cos., Inc. (Insurance)	4,275	230,593
The Williams Cos., Inc. (Pipelines)	4,845	111,919
Thermo Fisher Scientific, Inc.* (Electronics)	1,140	58,642
Time Warner Cable, Inc. (Media)	2,850	151,933
Time Warner, Inc. (Media)	9,405	294,094
Titanium Metals Corp.* (Mining)	570	9,456
Torchmark Corp. (Insurance)	570	30,501
Total System Services, Inc. (Software)	855	13,389
Tyson Foods, Inc. - Class A (Food)	2,565	49,120
U.S. Bancorp (Banks)	15,390	398,293
Union Pacific Corp. (Transportation)	1,710	125,343
United Parcel Service, Inc. - Class B (Transportation)	4,275	275,353
United States Steel Corp. (Iron/Steel)	1,140	72,413
UnitedHealth Group, Inc. (Healthcare - Services)	3,990	130,353
UnumProvident Corp. (Insurance)	2,565	63,535
V.F. Corp. (Apparel)	285	22,843
Valero Energy Corp. (Oil & Gas)	4,560	89,832
VeriSign, Inc.* (Internet)	855	22,239
Verizon Communications, Inc. (Telecommunications)	23,085	716,097
Vornado Realty Trust (REIT)	855	64,723
Vulcan Materials Co. (Building Materials)	1,140	53,854
Wal-Mart Stores, Inc. (Retail)	17,385	966,606
Walgreen Co. (Retail)	3,135	116,277
Walt Disney Co. (Media)	15,675	547,214
Waste Management, Inc. (Environmental Control)	3,990	137,376
WellPoint, Inc.* (Healthcare - Services)	3,705	238,528
Wells Fargo & Co. (Banks)	41,895	1,303,772
Weyerhaeuser Co. (Forest Products & Paper)	1,140	51,608
Whirlpool Corp. (Home Furnishings)	570	49,732
Windstream Corp. (Telecommunications)	1,995	21,726
Wisconsin Energy Corp. (Electric)	855	42,246
Xcel Energy, Inc. (Electric)	3,705	78,546
Xerox Corp. (Office/Business Equipment)	10,830	105,592
Yahoo!, Inc.* (Internet)	4,560	75,377

See accompanying notes to the Schedules of Portfolio Investments.

Zions Bancorp (Banks)	1,140	24,875

TOTAL COMMON STOCKS
(Cost $34,588,284)		43,124,308

TOTAL INVESTMENT SECURITIES
(Cost $34,588,284)—100.1%		43,124,308
Net other assets (liabilities)—(0.1)%		(62,130)

NET ASSETS—100.0%		$43,062,178

*	Non-income producing security
ProFund VP Large-Cap Value invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Advertising	$66,380	0.2%
Aerospace/Defense	1,018,091	2.4%
Agriculture	529,284	1.2%
Airlines	79,122	0.2%
Apparel	127,580	0.3%
Auto Manufacturers	359,961	0.8%
Auto Parts & Equipment	203,858	0.5%
Banks	4,708,021	10.9%
Beverages	184,499	0.4%
Biotechnology	280,497	0.7%
Building Materials	98,086	0.2%
Chemicals	598,980	1.4%
Commercial Services	854,723	2.0%
Computers	608,952	1.4%
Cosmetics/Personal Care	901,597	2.1%
Distribution/Wholesale	60,206	0.1%
Diversified Financial Services	3,466,750	8.0%
Electric	2,541,085	5.9%
Electrical Components & Equipment	210,290	0.5%
Electronics	151,154	0.3%
Engineering & Construction	117,794	0.3%
Entertainment	33,673	0.1%
Environmental Control	178,729	0.4%
Food	1,319,092	3.1%
Forest Products & Paper	126,959	0.3%
Gas	150,528	0.3%
Hand/Machine Tools	57,428	0.1%
Healthcare - Products	1,073,743	2.5%
Healthcare - Services	636,572	1.5%
Holding Companies - Diversified	21,213	NM
Home Builders	82,108	0.2%
Home Furnishings	49,732	0.1%
Household Products/Wares	212,596	0.5%
Housewares	34,656	0.1%
Insurance	2,315,512	5.4%
Internet	145,662	0.3%
Iron/Steel	133,115	0.3%
Leisure Time	148,970	0.3%
Lodging	17,966	NM
Machinery - Diversified	152,166	0.4%
Media	1,713,935	4.0%
Mining	127,150	0.3%
Miscellaneous Manufacturing	2,197,906	5.1%
Office/Business Equipment	147,401	0.3%
Oil & Gas	3,858,612	9.0%
Oil & Gas Services	245,850	0.6%
Packaging & Containers	104,419	0.2%
Pharmaceuticals	2,529,870	5.9%
Pipelines	292,239	0.7%
REIT	409,651	1.0%
Retail	3,455,176	8.0%
Semiconductors	951,057	2.2%
Software	293,446	0.7%
Telecommunications	1,802,960	4.2%
Textiles	32,023	0.1%
Toys/Games/Hobbies	25,924	0.1%
Transportation	879,359	2.0%
Other**	(62,130)	(0.1)%

Total	$43,062,178	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$43,124,308	$-	$-	$43,124,308

Total Investment Securities	$43,124,308	$-	$-	$43,124,308

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (100.1%)
3M Co. (Miscellaneous Manufacturing)	2,970	$248,203
Abbott Laboratories (Pharmaceuticals)	6,480	341,366
Abercrombie & Fitch Co. - Class A (Retail)	810	36,968
Adobe Systems, Inc.* (Software)	4,050	143,248
Advanced Micro Devices, Inc.* (Semiconductors)	2,160	20,023
AFLAC, Inc. (Insurance)	1,350	73,291
Agilent Technologies, Inc.* (Electronics)	1,350	46,426
Air Products & Chemicals, Inc. (Chemicals)	810	59,899
Airgas, Inc. (Chemicals)	270	17,177
AK Steel Holding Corp. (Iron/Steel)	540	12,344
Akamai Technologies, Inc.* (Internet)	1,350	42,404
Allegheny Technologies, Inc. (Iron/Steel)	540	29,155
Allergan, Inc. (Pharmaceuticals)	2,430	158,728
Altera Corp. (Semiconductors)	2,430	59,073
Altria Group, Inc. (Agriculture)	5,130	105,268
Amazon.com, Inc.* (Internet)	2,700	366,471
American Express Co. (Diversified Financial Services)	9,450	389,907
American Tower Corp.* (Telecommunications)	3,240	138,056
Ameriprise Financial, Inc. (Diversified Financial Services)	1,080	48,989
Amgen, Inc.* (Biotechnology)	4,050	242,028
Amphenol Corp. - Class A (Electronics)	1,350	56,956
Anadarko Petroleum Corp. (Oil & Gas)	3,780	275,297
Analog Devices, Inc. (Semiconductors)	1,350	38,907
Apache Corp. (Oil & Gas)	2,700	274,050
Apartment Investment and Management Co. - Class A (REIT)	270	4,971
Apollo Group, Inc. - Class A* (Commercial Services)	1,080	66,193
Apple Computer, Inc.* (Computers)	7,290	1,712,640
Applied Materials, Inc. (Semiconductors)	3,510	47,315
AT&T, Inc. (Telecommunications)	23,490	606,982
Autodesk, Inc.* (Software)	1,890	55,604
Automatic Data Processing, Inc. (Software)	1,890	84,048
AutoZone, Inc.* (Retail)	270	46,734
Avalonbay Communities, Inc. (REIT)	270	23,315
Avon Products, Inc. (Cosmetics/Personal Care)	3,510	118,884
Baker Hughes, Inc. (Oil & Gas Services)	2,430	113,821
Ball Corp. (Packaging & Containers)	540	28,825
Bard (C.R.), Inc. (Healthcare - Products)	540	46,775
Baxter International, Inc. (Healthcare - Products)	2,430	141,426
Becton, Dickinson & Co. (Healthcare - Products)	1,080	85,028
Bed Bath & Beyond, Inc.* (Retail)	2,160	94,522
Berkshire Hathaway, Inc. - Class B* (Insurance)	7,290	592,458
Best Buy Co., Inc. (Retail)	2,700	114,858
Biogen Idec, Inc.* (Biotechnology)	2,160	123,898
BMC Software, Inc.* (Software)	1,350	51,300
Boeing Co. (Aerospace/Defense)	2,430	176,442
Boston Properties, Inc. (REIT)	540	40,738
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,940	158,598
Broadcom Corp. - Class A (Semiconductors)	3,510	116,462
Brown-Forman Corp. (Beverages)	540	32,103
C.H. Robinson Worldwide, Inc. (Transportation)	810	45,239
CA, Inc. (Software)	1,890	44,358
Cabot Oil & Gas Corp. (Oil & Gas)	540	19,872
Cameron International Corp.* (Oil & Gas Services)	1,890	81,005
Campbell Soup Co. (Food)	810	28,634
Caterpillar, Inc. (Machinery - Construction & Mining)	4,860	305,451
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	2,160	34,236
CBS Corp. - Class B (Media)	2,430	33,874
Celgene Corp.* (Biotechnology)	3,510	217,480
Cephalon, Inc.* (Pharmaceuticals)	270	18,301
CF Industries Holdings, Inc. (Chemicals)	270	24,619
CIGNA Corp. (Insurance)	2,160	79,013
Cisco Systems, Inc.* (Telecommunications)	45,360	1,180,721
Citrix Systems, Inc.* (Software)	1,350	64,084
Cliffs Natural Resources, Inc. (Iron/Steel)	1,080	76,626
Clorox Co. (Household Products/Wares)	540	34,636
CME Group, Inc. (Diversified Financial Services)	540	170,699
Coach, Inc. (Apparel)	2,430	96,034
Coca-Cola Co. (Beverages)	18,360	1,009,800
Coca-Cola Enterprises, Inc. (Beverages)	1,350	37,341
Cognizant Technology Solutions Corp.* (Computers)	2,430	123,881
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,780	322,283
Computer Sciences Corp.* (Computers)	810	44,137
Compuware Corp.* (Software)	810	6,804
ConAgra Foods, Inc. (Food)	1,890	47,382
CONSOL Energy, Inc. (Coal)	1,350	57,591
Corning, Inc. (Telecommunications)	12,420	251,008
CSX Corp. (Transportation)	1,890	96,201
Cummins, Inc. (Machinery - Diversified)	1,080	66,906
Danaher Corp. (Miscellaneous Manufacturing)	2,160	172,606
Darden Restaurants, Inc. (Retail)	810	36,077
DaVita, Inc.* (Healthcare - Services)	810	51,354
Deere & Co. (Machinery - Diversified)	1,890	112,379
Denbury Resources, Inc.* (Oil & Gas)	3,240	54,659
DENTSPLY International, Inc. (Healthcare - Products)	810	28,229
Devon Energy Corp. (Oil & Gas)	1,350	86,980
DeVry, Inc. (Commercial Services)	540	35,208

See accompanying notes to the Schedules of Portfolio Investments.

Diamond Offshore Drilling, Inc. (Oil & Gas)	540	47,957
DIRECTV - Class A* (Media)	7,290	246,475
Discovery Communications, Inc. - Class A* (Media)	1,890	63,863
Dover Corp. (Miscellaneous Manufacturing)	810	37,868
Dr. Pepper Snapple Group, Inc. (Beverages)	1,080	37,984
Dun & Bradstreet Corp. (Software)	270	20,093
E.I. du Pont de Nemours & Co. (Chemicals)	3,780	140,767
eBay, Inc.* (Internet)	8,910	240,124
Ecolab, Inc. (Chemicals)	1,890	83,065
El Paso Corp. (Pipelines)	2,970	32,195
Electronic Arts, Inc.* (Software)	1,080	20,153
Eli Lilly & Co. (Pharmaceuticals)	4,050	146,691
EMC Corp.* (Computers)	16,200	292,248
Emerson Electric Co. (Electrical Components & Equipment)	2,430	122,326
EOG Resources, Inc. (Oil & Gas)	1,890	175,657
EQT Corp. (Oil & Gas)	540	22,140
Equifax, Inc. (Commercial Services)	540	19,332
Equity Residential Properties Trust (REIT)	810	31,712
Exelon Corp. (Electric)	1,890	82,801
Expedia, Inc. (Internet)	1,620	40,435
Expeditors International of Washington, Inc. (Transportation)	810	29,905
Express Scripts, Inc.* (Pharmaceuticals)	2,160	219,802
Exxon Mobil Corp. (Oil & Gas)	19,710	1,320,176
Fastenal Co. (Distribution/Wholesale)	1,080	51,829
Federated Investors, Inc. - Class B (Diversified Financial Services)	810	21,368
First Solar, Inc.* (Energy - Alternate Sources)	270	33,116
Fiserv, Inc.* (Software)	810	41,116
FLIR Systems, Inc.* (Electronics)	1,080	30,456
Flowserve Corp. (Machinery - Diversified)	540	59,546
FMC Corp. (Chemicals)	540	32,692
FMC Technologies, Inc.* (Oil & Gas Services)	1,080	69,800
Ford Motor Co.* (Auto Manufacturers)	8,370	105,211
Forest Laboratories, Inc.* (Pharmaceuticals)	1,620	50,803
Franklin Resources, Inc. (Diversified Financial Services)	540	59,886
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,510	293,225
GameStop Corp. - Class A* (Retail)	810	17,747
Gannett Co., Inc. (Media)	540	8,921
General Dynamics Corp. (Aerospace/Defense)	1,620	125,064
General Mills, Inc. (Food)	1,350	95,566
Genzyme Corp.* (Biotechnology)	1,080	55,976
Gilead Sciences, Inc.* (Pharmaceuticals)	7,020	319,270
Goodrich Corp. (Aerospace/Defense)	1,080	76,162
Google, Inc. - Class A* (Internet)	1,890	1,071,649
H & R Block, Inc. (Commercial Services)	810	14,418
Halliburton Co. (Oil & Gas Services)	3,510	105,756
Harley-Davidson, Inc. (Leisure Time)	1,350	37,895
Harman International Industries, Inc.* (Home Furnishings)	540	25,261
Harris Corp. (Telecommunications)	540	25,645
Hasbro, Inc. (Toys/Games/Hobbies)	1,080	41,342
HCP, Inc. (REIT)	2,430	80,190
Health Care REIT, Inc. (REIT)	270	12,212
Heinz (H.J.) Co. (Food)	1,350	61,573
Helmerich & Payne, Inc. (Oil & Gas)	810	30,845
Hewlett-Packard Co. (Computers)	12,960	688,824
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,940	268,904
Hospira, Inc.* (Pharmaceuticals)	1,350	76,477
Hudson City Bancorp, Inc. (Savings & Loans)	3,780	53,525
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,890	89,510
Intel Corp. (Semiconductors)	19,170	426,724
IntercontinentalExchange, Inc.* (Diversified Financial Services)	540	60,577
International Business Machines Corp. (Computers)	10,260	1,315,845
International Flavors & Fragrances, Inc. (Chemicals)	540	25,742
International Game Technology (Entertainment)	1,350	24,908
International Paper Co. (Forest Products & Paper)	1,620	39,868
Intuit, Inc.* (Software)	2,430	83,446
Intuitive Surgical, Inc.* (Healthcare - Products)	270	93,995
Invesco, Ltd. (Diversified Financial Services)	3,510	76,904
Iron Mountain, Inc. (Commercial Services)	810	22,194
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,350	72,373
Janus Capital Group, Inc. (Diversified Financial Services)	1,350	19,292
JDS Uniphase Corp.* (Telecommunications)	1,080	13,532
Johnson & Johnson (Healthcare - Products)	11,610	756,972
Juniper Networks, Inc.* (Telecommunications)	4,050	124,254
Kellogg Co. (Food)	1,080	57,704
Kimberly-Clark Corp. (Household Products/Wares)	1,890	118,843
KLA -Tencor Corp. (Semiconductors)	540	16,697
Kohls Corp.* (Retail)	2,430	133,115
Laboratory Corp. of America Holdings* (Healthcare - Services)	810	61,325
Legg Mason, Inc. (Diversified Financial Services)	270	7,741
Leucadia National Corp.* (Holding Companies - Diversified)	540	13,397
Life Technologies Corp.* (Biotechnology)	1,350	70,564
Limited, Inc. (Retail)	1,080	26,590
Linear Technology Corp. (Semiconductors)	1,890	53,449
Lorillard, Inc. (Agriculture)	540	40,630

See accompanying notes to the Schedules of Portfolio Investments.

LSI Logic Corp.* (Semiconductors)	2,430	14,872
Marriott International, Inc. - Class A (Lodging)	1,350	42,552
Massey Energy Co. (Coal)	810	42,355
MasterCard, Inc. - Class A (Software)	810	205,740
Mattel, Inc. (Toys/Games/Hobbies)	1,620	36,839
McAfee, Inc.* (Internet)	1,350	54,175
McCormick & Co., Inc. (Food)	540	20,714
McDonald’s Corp. (Retail)	4,590	306,245
McGraw-Hill Cos., Inc. (Media)	1,350	48,127
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	810	42,144
MeadWestvaco Corp. (Forest Products & Paper)	1,350	34,493
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,780	244,037
Medtronic, Inc. (Healthcare - Products)	8,640	389,059
Merck & Co., Inc. (Pharmaceuticals)	12,960	484,056
Microchip Technology, Inc. (Semiconductors)	810	22,810
Micron Technology, Inc.* (Semiconductors)	3,240	33,664
Microsoft Corp. (Software)	60,480	1,770,250
Millipore Corp.* (Biotechnology)	540	57,024
Monsanto Co. (Agriculture)	4,320	308,534
Monster Worldwide, Inc.* (Internet)	540	8,969
Moody’s Corp. (Commercial Services)	810	24,098
Murphy Oil Corp. (Oil & Gas)	810	45,514
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,430	55,185
Nabors Industries, Ltd.* (Oil & Gas)	1,350	26,501
National Semiconductor Corp. (Semiconductors)	810	11,705
National-Oilwell Varco, Inc. (Oil & Gas Services)	3,240	131,479
NetApp, Inc.* (Computers)	2,700	87,912
Newmont Mining Corp. (Mining)	3,780	192,515
News Corp. - Class A (Media)	8,100	116,721
NIKE, Inc. - Class B (Apparel)	1,890	138,915
Noble Energy, Inc. (Oil & Gas)	1,350	98,550
Nordstrom, Inc. (Retail)	1,350	55,147
Norfolk Southern Corp. (Transportation)	1,350	75,451
Northern Trust Corp. (Banks)	1,080	59,681
Novellus Systems, Inc.* (Semiconductors)	270	6,750
NRG Energy, Inc.* (Electric)	1,350	28,215
Nucor Corp. (Iron/Steel)	1,620	73,516
NVIDIA Corp.* (Semiconductors)	4,320	75,082
NYSE Euronext (Diversified Financial Services)	1,350	39,974
O’Reilly Automotive, Inc.* (Retail)	1,080	45,047
Occidental Petroleum Corp. (Oil & Gas)	6,480	547,819
Omnicom Group, Inc. (Advertising)	1,620	62,872
Oracle Corp. (Software)	31,050	797,674
Owens-Illinois, Inc.* (Packaging & Containers)	810	28,787
Pactiv Corp.* (Packaging & Containers)	540	13,597
Pall Corp. (Miscellaneous Manufacturing)	540	21,865
Patterson Cos., Inc. (Healthcare - Products)	540	16,767
Paychex, Inc. (Commercial Services)	1,350	41,445
Peabody Energy Corp. (Coal)	2,160	98,712
PepsiCo, Inc. (Beverages)	12,960	857,434
Philip Morris International, Inc. (Commercial Services)	6,480	337,997
Pioneer Natural Resources Co. (Oil & Gas)	810	45,619
Plum Creek Timber Co., Inc. (Forest Products & Paper)	540	21,011
Polo Ralph Lauren Corp. (Apparel)	540	45,922
PPG Industries, Inc. (Chemicals)	810	52,974
Praxair, Inc. (Chemicals)	2,430	201,690
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,080	136,847
Priceline.com, Inc.* (Internet)	270	68,850
Principal Financial Group, Inc. (Insurance)	1,350	39,434
Procter & Gamble Co. (Cosmetics/Personal Care)	9,180	580,819
ProLogis (REIT)	3,780	49,896
Prudential Financial, Inc. (Insurance)	2,160	130,680
Public Storage, Inc. (REIT)	540	49,675
QLogic Corp.* (Semiconductors)	810	16,443
Qualcomm, Inc. (Telecommunications)	13,230	555,528
Quest Diagnostics, Inc. (Healthcare - Services)	810	47,215
Questar Corp. (Pipelines)	540	23,328
Range Resources Corp. (Oil & Gas)	1,350	63,274
Red Hat, Inc.* (Software)	1,620	47,417
Republic Services, Inc. (Environmental Control)	1,080	31,342
Robert Half International, Inc. (Commercial Services)	540	16,432
Rockwell Automation, Inc. (Machinery - Diversified)	540	30,434
Rockwell Collins, Inc. (Aerospace/Defense)	1,350	84,496
Roper Industries, Inc. (Miscellaneous Manufacturing)	540	31,234
Ross Stores, Inc. (Retail)	1,080	57,748
Rowan Cos., Inc.* (Oil & Gas)	810	23,579
Salesforce.com, Inc.* (Software)	810	60,304
SanDisk Corp.* (Computers)	1,080	37,400
Schlumberger, Ltd. (Oil & Gas Services)	9,450	599,697
Scripps Networks Interactive - Class A (Entertainment)	270	11,975
Sherwin-Williams Co. (Chemicals)	270	18,274
Sigma-Aldrich Corp. (Chemicals)	1,080	57,953
Simon Property Group, Inc. (REIT)	2,430	203,877
Southwestern Energy Co.* (Oil & Gas)	2,700	109,944
St. Jude Medical, Inc.* (Healthcare - Products)	2,700	110,835
Stanley Black & Decker, Inc. (Hand/Machine Tools)	810	46,502
Staples, Inc. (Retail)	3,510	82,099
Starbucks Corp.* (Retail)	5,940	144,164
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,350	62,964

See accompanying notes to the Schedules of Portfolio Investments.

Stericycle, Inc.* (Environmental Control)	540	29,430
Stryker Corp. (Healthcare - Products)	2,160	123,595
Symantec Corp.* (Internet)	4,320	73,094
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,160	118,649
Tellabs, Inc. (Telecommunications)	1,080	8,176
Teradata Corp.* (Computers)	1,350	39,002
Teradyne, Inc.* (Semiconductors)	1,350	15,080
Texas Instruments, Inc. (Semiconductors)	6,210	151,959
The AES Corp.* (Electric)	3,240	35,640
The Charles Schwab Corp. (Diversified Financial Services)	3,510	65,602
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	810	52,545
The Gap, Inc. (Retail)	2,160	49,918
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,620	276,421
The Hershey Co. (Food)	540	23,117
Thermo Fisher Scientific, Inc.* (Electronics)	2,160	111,110
Tiffany & Co. (Retail)	1,080	51,289
TJX Cos., Inc. (Retail)	3,240	137,765
Total System Services, Inc. (Software)	810	12,685
Union Pacific Corp. (Transportation)	2,430	178,119
United Parcel Service, Inc. - Class B (Transportation)	3,510	226,079
United Technologies Corp. (Aerospace/Defense)	7,290	536,617
UnitedHealth Group, Inc. (Healthcare - Services)	5,130	167,597
Urban Outfitters, Inc.* (Retail)	1,080	41,072
V.F. Corp. (Apparel)	270	21,641
Varian Medical Systems, Inc.* (Healthcare - Products)	1,080	59,756
Ventas, Inc. (REIT)	1,350	64,098
VeriSign, Inc.* (Internet)	540	14,045
Viacom, Inc. - Class B* (Media)	4,860	167,087
Visa, Inc. - Class A (Commercial Services)	3,510	319,515
Vornado Realty Trust (REIT)	540	40,878
W.W. Grainger, Inc. (Distribution/Wholesale)	540	58,385
Walgreen Co. (Retail)	4,590	170,243
Waters Corp.* (Electronics)	810	54,707
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	810	33,834
Western Digital Corp.* (Computers)	1,890	73,691
Western Union Co. (Commercial Services)	5,400	91,584
Weyerhaeuser Co. (Forest Products & Paper)	540	24,446
Whole Foods Market, Inc.* (Food)	1,350	48,802
Windstream Corp. (Telecommunications)	1,620	17,642
Wyndham Worldwide Corp. (Lodging)	1,350	34,736
Wynn Resorts, Ltd. (Lodging)	540	40,948
Xilinx, Inc. (Semiconductors)	2,160	55,080
XL Capital, Ltd. - Class A (Insurance)	2,700	51,030
XTO Energy, Inc. (Oil & Gas)	4,590	216,556
Yahoo!, Inc.* (Internet)	4,860	80,336
YUM! Brands, Inc. (Retail)	3,780	144,887
Zimmer Holdings, Inc.* (Healthcare - Products)	1,620	95,904

TOTAL COMMON STOCKS (Cost $29,711,420)		41,447,965

TOTAL INVESTMENT SECURITIES (Cost $29,711,420)—100.1%		41,447,965
Net other assets (liabilities)—(0.1)%		(43,439)

NET ASSETS—100.0%		$41,404,526

*	Non-income producing security

ProFund VP Large-Cap Growth invested in the following industries as of March 31, 2010:
		% of
	Value	Net Assets

Advertising	$62,872	0.1%
Aerospace/Defense	998,781	2.4%
Agriculture	454,432	1.1%
Apparel	302,512	0.7%
Auto Manufacturers	105,211	0.2%
Banks	59,681	0.1%
Beverages	1,974,662	4.8%
Biotechnology	766,970	1.8%
Chemicals	714,852	1.7%
Coal	198,658	0.5%
Commercial Services	988,416	2.4%
Computers	4,415,580	10.7%
Cosmetics/Personal Care	1,074,531	2.6%
Distribution/Wholesale	110,214	0.3%
Diversified Financial Services	1,356,009	3.3%
Electric	146,656	0.4%
Electrical Components & Equipment	122,326	0.3%
Electronics	299,655	0.7%
Energy - Alternate Sources	33,116	0.1%
Entertainment	36,883	0.1%
Environmental Control	60,772	0.1%
Food	383,492	0.9%
Forest Products & Paper	119,818	0.3%
Hand/Machine Tools	46,502	0.1%
Healthcare - Products	1,948,341	4.7%
Healthcare - Services	327,491	0.8%
Holding Companies - Diversified	13,397	NM
Home Furnishings	25,261	0.1%
Household Products/Wares	153,479	0.4%
Insurance	965,906	2.3%
Internet	2,060,552	5.0%
Iron/Steel	191,641	0.5%
Leisure Time	37,895	0.1%
Lodging	181,200	0.4%
Machinery - Construction & Mining	305,451	0.7%
Machinery - Diversified	269,265	0.6%
Media	685,068	1.7%
Metal Fabricate/Hardware	136,847	0.3%
Mining	485,740	1.2%
Miscellaneous Manufacturing	942,563	2.3%
Oil & Gas	3,484,989	8.4%
Oil & Gas Services	1,101,558	2.7%
Packaging & Containers	71,209	0.2%
Pharmaceuticals	2,349,292	5.7%
Pipelines	55,523	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

REIT	601,562	1.4%
Real Estate	34,236	0.1%
Retail	1,792,235	4.3%
Savings & Loans	53,525	0.1%
Semiconductors	1,182,095	2.9%
Software	3,508,324	8.5%
Telecommunications	2,921,544	7.1%
Toys/Games/Hobbies	78,181	0.2%
Transportation	650,994	1.6%
Other**	(43,439)	(0.1)%

Total	$41,404,526	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$41,447,965	$-	$-	$41,447,965

Total Investment Securities	$41,447,965	$-	$-	$41,447,965

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (99.9%)
99 Cents Only Stores* (Retail)	5,304	$86,455
Aaron’s, Inc. (Commercial Services)	6,120	204,041
ACI Worldwide, Inc.* (Software)	2,040	42,044
Acxiom Corp.* (Software)	9,384	168,349
ADC Telecommunications, Inc.* (Telecommunications)	7,344	53,685
ADTRAN, Inc. (Telecommunications)	2,856	75,256
Advance Auto Parts, Inc. (Retail)	4,896	205,240
Aecom Technology Corp.* (Engineering & Construction)	13,464	381,974
Affymetrix, Inc.* (Biotechnology)	4,896	35,937
AGCO Corp.* (Machinery - Diversified)	10,608	380,509
AGL Resources, Inc. (Gas)	8,976	346,922
AirTran Holdings, Inc.* (Airlines)	15,912	80,833
Alaska Air Group, Inc.* (Airlines)	4,080	168,218
Albemarle Corp. (Chemicals)	3,672	156,537
Alberto-Culver Co. (Cosmetics/Personal Care)	6,936	181,376
Alexander & Baldwin, Inc. (Transportation)	4,488	148,328
Alexandria Real Estate Equities, Inc. (REIT)	2,856	193,066
Alliant Energy Corp. (Electric)	13,056	434,243
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,632	132,682
AMB Property Corp. (REIT)	17,544	477,899
American Eagle Outfitters, Inc. (Retail)	7,344	136,011
American Financial Group, Inc. (Insurance)	8,976	255,367
American Greetings Corp. - Class A (Household Products/Wares)	2,448	51,016
AnnTaylor Stores Corp.* (Retail)	2,856	59,119
AOL, Inc.* (Internet)	5,712	144,399
Apollo Investment Corp. (Investment Companies)	13,872	176,591
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,264	128,438
Aqua America, Inc. (Water)	10,200	179,214
Arch Coal, Inc. (Coal)	19,176	438,172
Arrow Electronics, Inc.* (Electronics)	13,872	417,963
Arthur J. Gallagher & Co. (Insurance)	7,752	190,312
Ashland, Inc. (Chemicals)	8,976	473,663
Associated Banc-Corp (Banks)	20,400	281,520
Astoria Financial Corp. (Savings & Loans)	9,384	136,068
Atmel Corp.* (Semiconductors)	32,232	162,127
Atmos Energy Corp. (Gas)	11,016	314,727
Avnet, Inc.* (Electronics)	17,952	538,560
BancorpSouth, Inc. (Banks)	8,568	179,585
Bank of Hawaii Corp. (Banks)	3,264	146,717
Barnes & Noble, Inc. (Retail)	4,488	97,031
Beckman Coulter, Inc. (Healthcare - Products)	3,264	204,979
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	816	84,472
BJ’s Wholesale Club, Inc.* (Retail)	6,528	241,471
Black Hills Corp. (Electric)	4,488	136,211
Bob Evans Farms, Inc. (Retail)	3,264	100,890
BorgWarner, Inc.* (Auto Parts & Equipment)	13,872	529,633
Boyd Gaming Corp.* (Lodging)	6,528	64,497
BRE Properties, Inc. - Class A (REIT)	3,672	131,274
Brink’s Home Security Holdings, Inc.* (Commercial Services)	2,448	104,162
Brinker International, Inc. (Retail)	11,832	228,121
Brown & Brown, Inc. (Insurance)	8,568	153,539
Burger King Holdings, Inc. (Retail)	6,528	138,785
Cabot Corp. (Chemicals)	7,752	235,661
Cadence Design Systems, Inc.* (Computers)	16,320	108,691
Camden Property Trust (REIT)	4,080	169,850
Career Education Corp.* (Commercial Services)	4,896	154,909
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,264	124,358
Carpenter Technology Corp. (Iron/Steel)	4,896	179,194
Cathay Bancorp, Inc. (Banks)	8,976	104,570
Charles River Laboratories International, Inc.* (Biotechnology)	4,080	160,385
Church & Dwight, Inc. (Household Products/Wares)	4,488	300,472
Ciena Corp.* (Telecommunications)	3,264	49,743
Cimarex Energy Co. (Oil & Gas)	5,304	314,952
Cincinnati Bell, Inc.* (Telecommunications)	7,752	26,434
City National Corp. (Banks)	4,896	264,237
Clean Harbors, Inc.* (Environmental Control)	2,448	136,011
Cleco Corp. (Electric)	6,936	184,151
Coldwater Creek, Inc.* (Retail)	6,528	45,304
Commerce Bancshares, Inc. (Banks)	5,304	218,207
Commercial Metals Co. (Metal Fabricate/Hardware)	13,056	196,623
Comstock Resources, Inc.* (Oil & Gas)	2,448	77,846
Con-way, Inc. (Transportation)	5,712	200,605
Convergys Corp.* (Commercial Services)	14,280	175,073
Corinthian Colleges, Inc.* (Commercial Services)	6,120	107,651
Corn Products International, Inc. (Food)	8,568	296,967
Corporate Office Properties Trust (REIT)	2,856	114,611
Corrections Corp. of America* (Commercial Services)	6,120	121,543
Cousins Properties, Inc. (REIT)	11,832	98,324
Crane Co. (Miscellaneous Manufacturing)	1,632	57,936
Cullen/Frost Bankers, Inc. (Banks)	6,936	387,029
Cytec Industries, Inc. (Chemicals)	5,712	266,979
Deluxe Corp. (Commercial Services)	5,712	110,927
Dick’s Sporting Goods, Inc.* (Retail)	3,672	95,876
Diebold, Inc. (Computers)	7,752	246,204
Digital River, Inc.* (Internet)	1,224	37,087
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,488	202,499
DPL, Inc. (Electric)	5,304	144,216
DST Systems, Inc. (Computers)	2,448	101,470
Duke-Weeks Realty Corp. (REIT)	26,520	328,848
Dynegy, Inc. - Class A* (Electric)	59,568	75,056
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	4,896	115,986

See accompanying notes to the Schedules of Portfolio Investments.

Energen Corp. (Gas)	2,856	132,890
Energizer Holdings, Inc.* (Electrical Components & Equipment)	4,488	281,667
Equity One, Inc. (REIT)	3,672	69,364
Essex Property Trust, Inc. (REIT)	2,040	183,498
Everest Re Group, Ltd. (Insurance)	6,936	561,330
Exterran Holdings, Inc.* (Oil & Gas Services)	7,344	177,504
Fair Isaac Corp. (Software)	5,304	134,403
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,304	56,488
Federal Realty Investment Trust (REIT)	3,672	267,358
Federal Signal Corp. (Miscellaneous Manufacturing)	5,712	51,465
Fidelity National Title Group, Inc. - Class A (Insurance)	27,336	405,119
First American Financial Corp. (Insurance)	12,240	414,202
First Niagara Financial Group, Inc. (Savings & Loans)	22,032	313,295
FirstMerit Corp. (Banks)	10,200	220,014
Flowers Foods, Inc. (Food)	5,304	131,221
Foot Locker, Inc. (Retail)	18,360	276,134
Forest Oil Corp.* (Oil & Gas)	6,936	179,088
Frontier Oil Corp. (Oil & Gas)	12,240	165,240
Fulton Financial Corp. (Banks)	20,808	212,034
GATX Corp. (Trucking & Leasing)	5,304	151,960
Gen-Probe, Inc.* (Healthcare - Products)	2,448	122,400
Graco, Inc. (Machinery - Diversified)	2,856	91,392
Granite Construction, Inc. (Engineering & Construction)	3,672	110,968
Great Plains Energy, Inc. (Electric)	15,912	295,486
Greenhill & Co., Inc. (Diversified Financial Services)	816	66,985
Hanesbrands, Inc.* (Apparel)	6,528	181,609
Hanover Insurance Group, Inc. (Insurance)	5,712	249,100
Harsco Corp. (Miscellaneous Manufacturing)	9,384	299,725
Harte-Hanks, Inc. (Advertising)	4,488	57,716
Hawaiian Electric Industries, Inc. (Electric)	10,608	238,150
HCC Insurance Holdings, Inc. (Insurance)	13,464	371,606
Health Management Associates, Inc. - Class A* (Healthcare - Services)	9,792	84,211
Health Net, Inc.* (Healthcare - Services)	11,832	294,262
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,896	63,795
Henry Schein, Inc.* (Healthcare - Products)	4,896	288,374
Herman Miller, Inc. (Office Furnishings)	6,528	117,896
Highwoods Properties, Inc. (REIT)	4,896	155,350
Hill-Rom Holdings, Inc. (Healthcare - Products)	4,896	133,220
HNI Corp. (Office Furnishings)	2,448	65,190
Hologic, Inc.* (Healthcare - Products)	17,544	325,266
Horace Mann Educators Corp. (Insurance)	4,488	67,589
Hospitality Properties Trust (REIT)	14,280	342,006
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,040	102,877
IDACORP, Inc. (Electric)	5,304	183,624
IDEX Corp. (Machinery - Diversified)	4,080	135,048
Immucor, Inc.* (Healthcare - Products)	3,672	82,216
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	19,176	336,539
Integrated Device Technology, Inc.* (Semiconductors)	11,016	67,528
International Bancshares Corp. (Banks)	6,120	140,699
International Rectifier Corp.* (Semiconductors)	5,712	130,805
International Speedway Corp. (Entertainment)	3,264	84,113
Intersil Corp. - Class A (Semiconductors)	7,344	108,397
Intrepid Potash, Inc.* (Chemicals)	1,632	49,499
Jack Henry & Associates, Inc. (Computers)	4,080	98,165
Jefferies Group, Inc. (Diversified Financial Services)	8,160	193,147
JetBlue Airways Corp.* (Airlines)	24,480	136,598
John Wiley & Sons, Inc. (Media)	2,040	88,291
Kansas City Southern Industries, Inc.* (Transportation)	11,424	413,206
KB Home (Home Builders)	6,120	102,510
KBR, Inc. (Engineering & Construction)	18,768	415,899
Kennametal, Inc. (Hand/Machine Tools)	9,384	263,878
Kindred Healthcare, Inc.* (Healthcare - Services)	4,488	81,008
Korn/Ferry International* (Commercial Services)	5,304	93,616
Lam Research Corp.* (Semiconductors)	8,568	319,758
Lancaster Colony Corp. (Miscellaneous Manufacturing)	816	48,111
Landstar System, Inc. (Transportation)	3,264	137,023
Lennox International, Inc. (Building Materials)	3,264	144,660
Liberty Property Trust (REIT)	7,752	263,103
LifePoint Hospitals, Inc.* (Healthcare - Services)	6,120	225,094
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,040	110,833
Louisiana-Pacific Corp.* (Forest Products & Paper)	14,688	132,926
M.D.C. Holdings, Inc. (Home Builders)	4,080	141,209
Mack-Cali Realty Corp. (REIT)	4,896	172,584
Manpower, Inc. (Commercial Services)	8,976	512,709
ManTech International Corp. - Class A* (Software)	816	39,845
Mariner Energy, Inc.* (Oil & Gas)	6,120	91,616
Martin Marietta Materials (Building Materials)	2,856	238,619
See accompanying notes to the Schedules of Portfolio Investments.

Matthews International Corp. - Class A (Miscellaneous Manufacturing)	3,264	115,872
MDU Resources Group, Inc. (Electric)	22,032	475,451
Mentor Graphics Corp.* (Computers)	11,424	91,620
Mercury General Corp. (Insurance)	4,080	178,378
Mine Safety Appliances Co. (Environmental Control)	3,264	91,261
Minerals Technologies, Inc. (Chemicals)	2,040	105,754
Mohawk Industries, Inc.* (Textiles)	6,528	354,993
MSC Industrial Direct Co. - Class A (Retail)	2,448	124,016
National Fuel Gas Co. (Pipelines)	5,712	288,742
Nationwide Health Properties, Inc. (REIT)	5,712	200,777
Navigant Consulting Co.* (Commercial Services)	5,712	69,287
NCR Corp.* (Computers)	18,768	258,998
New York Community Bancorp (Savings & Loans)	51,408	850,288
NewAlliance Bancshares, Inc. (Savings & Loans)	12,240	154,469
NSTAR (Electric)	12,648	447,992
NV Energy, Inc. (Electric)	27,744	342,083
NVR, Inc.* (Home Builders)	408	296,412
OGE Energy Corp. (Electric)	11,424	444,851
Old Republic International Corp. (Insurance)	28,560	362,141
Olin Corp. (Chemicals)	8,976	176,109
OMEGA Healthcare Investors, Inc. (REIT)	4,488	87,471
Omnicare, Inc. (Pharmaceuticals)	14,280	403,981
Overseas Shipholding Group, Inc. (Transportation)	2,856	112,041
Owens & Minor, Inc. (Distribution/Wholesale)	4,896	227,125
Packaging Corp. of America (Packaging & Containers)	5,712	140,572
PacWest Bancorp (Banks)	2,040	46,553
Palm, Inc.* (Computers)	9,384	35,284
Parametric Technology Corp.* (Software)	8,160	147,288
Patriot Coal Corp.* (Coal)	8,568	175,301
Patterson-UTI Energy, Inc. (Oil & Gas)	17,952	250,789
Pentair, Inc. (Miscellaneous Manufacturing)	11,424	406,923
PetSmart, Inc. (Retail)	4,488	143,436
Pharmaceutical Product Development, Inc. (Commercial Services)	8,160	193,800
Phillips-Van Heusen Corp. (Apparel)	1,632	93,612
Plantronics, Inc. (Telecommunications)	2,856	89,336
PNM Resources, Inc. (Electric)	10,200	127,806
Potlatch Corp. (Forest Products & Paper)	2,856	100,074
Pride International, Inc.* (Oil & Gas)	7,752	233,413
Prosperity Bancshares, Inc. (Banks)	2,448	100,368
Protective Life Corp. (Insurance)	9,792	215,326
Psychiatric Solutions, Inc.* (Healthcare - Services)	2,448	72,950
Quest Software, Inc.* (Software)	2,856	50,808
Ralcorp Holdings, Inc.* (Food)	6,120	414,814
Raymond James Financial Corp. (Diversified Financial Services)	11,424	305,478
Rayonier, Inc. (Forest Products & Paper)	5,304	240,961
Realty Income Corp. (REIT)	5,712	175,301
Regal-Beloit Corp. (Hand/Machine Tools)	1,632	96,957
Regency Centers Corp. (REIT)	6,120	229,316
Regis Corp. (Retail)	6,528	121,943
Reinsurance Group of America, Inc. (Insurance)	8,568	449,991
Rent-A-Center, Inc.* (Commercial Services)	7,752	183,335
RF Micro Devices, Inc.* (Telecommunications)	14,280	71,114
Rollins, Inc. (Commercial Services)	2,448	53,073
RPM, Inc. (Chemicals)	7,344	156,721
Ruddick Corp. (Food)	4,488	142,000
Saks, Inc.* (Retail)	18,768	161,405
Scholastic Corp. (Media)	2,856	79,968
Scientific Games Corp. - Class A* (Entertainment)	4,488	63,191
Senior Housing Properties Trust (REIT)	9,384	207,856
Sensient Technologies Corp. (Chemicals)	5,712	165,991
Service Corp. International (Commercial Services)	12,648	116,109
Shaw Group, Inc.* (Engineering & Construction)	9,792	337,041
Silgan Holdings, Inc. (Packaging & Containers)	1,224	73,722
Smithfield Foods, Inc.* (Food)	16,728	346,939
Sonoco Products Co. (Packaging & Containers)	11,832	364,307
Southern Union Co. (Gas)	6,528	165,615
SPX Corp. (Miscellaneous Manufacturing)	2,040	135,293
SRA International, Inc. - Class A* (Computers)	4,896	101,788
StanCorp Financial Group, Inc. (Insurance)	5,304	252,630
STERIS Corp. (Healthcare - Products)	3,264	109,866
SVB Financial Group* (Banks)	2,448	114,224
Synopsys, Inc.* (Computers)	7,752	173,412
Synovus Financial Corp. (Banks)	57,936	190,609
TCF Financial Corp. (Banks)	14,280	227,623
Tech Data Corp.* (Distribution/Wholesale)	5,712	239,333
Techne Corp. (Healthcare - Products)	1,632	103,942
Teleflex, Inc. (Miscellaneous Manufacturing)	4,488	287,546
Telephone & Data Systems, Inc. (Telecommunications)	10,608	359,081
Temple-Inland, Inc. (Forest Products & Paper)	5,304	108,361
Terex Corp.* (Machinery - Construction & Mining)	12,648	287,236
The Brink’s Co. (Miscellaneous Manufacturing)	5,304	149,732
The Macerich Co. (REIT)	3,284	125,810

See accompanying notes to the Schedules of Portfolio Investments.

The Ryland Group, Inc. (Home Builders)	4,896	109,866
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	2,856	132,376
The Timberland Co. - Class A* (Apparel)	4,896	104,481
Thor Industries, Inc. (Home Builders)	4,080	123,257
Tidewater, Inc. (Oil & Gas Services)	2,040	96,431
Timken Co. (Metal Fabricate/Hardware)	9,384	281,614
Toll Brothers, Inc.* (Home Builders)	16,320	339,456
Tootsie Roll Industries, Inc. (Food)	1,632	44,113
Towers Watson & Co. - Class A (Commercial Services)	4,896	232,560
Transatlantic Holdings, Inc. (Insurance)	4,488	236,966
Trimble Navigation, Ltd.* (Electronics)	5,712	164,049
Trinity Industries, Inc. (Miscellaneous Manufacturing)	9,384	187,305
Trustmark Corp. (Banks)	6,528	159,479
UDR, Inc. (REIT)	12,648	223,111
UGI Corp. (Gas)	12,648	335,678
Unit Corp.* (Oil & Gas)	4,488	189,753
United Rentals, Inc.* (Commercial Services)	4,896	45,924
Unitrin, Inc. (Insurance)	5,712	160,222
Universal Corp. (Agriculture)	2,856	150,483
Universal Health Services, Inc. - Class B (Healthcare - Services)	4,896	171,801
URS Corp.* (Engineering & Construction)	9,792	485,781
Valeant Pharmaceuticals International* (Pharmaceuticals)	3,264	140,058
Valley National Bancorp (Banks)	17,952	275,922
Valspar Corp. (Chemicals)	11,424	336,780
Varian, Inc.* (Electronics)	1,632	84,505
VCA Antech, Inc.* (Pharmaceuticals)	3,672	102,926
Vectren Corp. (Gas)	9,384	231,972
Vertex Pharmaceuticals, Inc.* (Biotechnology)	11,832	483,574
Vishay Intertechnology, Inc.* (Electronics)	14,280	146,084
W.R. Berkley Corp. (Insurance)	15,096	393,855
Wabtec Corp. (Machinery - Diversified)	2,448	103,110
Washington Federal, Inc. (Savings & Loans)	13,056	265,298
Waste Connections, Inc.* (Environmental Control)	4,080	138,557
Webster Financial Corp. (Banks)	7,752	135,582
Weingarten Realty Investors (REIT)	12,240	263,894
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	40,800	204,000
Werner Enterprises, Inc. (Transportation)	4,896	113,440
Westamerica Bancorp (Banks)	2,040	117,606
Westar Energy, Inc. (Electric)	12,648	282,050
WGL Holdings, Inc. (Gas)	5,712	197,921
Wilmington Trust Corp. (Banks)	10,200	169,014
Woodward Governor Co. (Electronics)	2,040	65,239
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,936	119,923
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	2,856	84,538

TOTAL COMMON STOCKS (Cost $46,888,953)		56,210,975

	Principal
	Amount

Repurchase Agreements (0.1%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $17,000 (Collateralized by $17,500 U.S. Treasury Notes, 3.00%, 9/30/16, market value $17,340)	$17,000	17,000
Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $8,000 (Collateralized by $9,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $8,997)	8,000	8,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $34,000 (Collateralized by $33,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $35,104)	34,000	34,000
UBS, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,031)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS (Cost $60,000)		60,000

TOTAL INVESTMENT SECURITIES (Cost $46,948,953)—100.0%		56,270,975
Net other assets (liabilities)—NM		809

NET ASSETS—100.0%		$56,271,784

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at March 31, 2010.
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Mid-Cap Value invested in the following industries as of March 31, 2010:
		% of
	Value	Net Assets

Advertising	$57,716	0.1%
Aerospace/Defense	132,682	0.2%
Agriculture	150,483	0.3%
Airlines	385,649	0.7%
Apparel	379,702	0.7%
Auto Parts & Equipment	529,633	0.9%
Banks	3,691,592	6.6%
Biotechnology	764,368	1.4%
Building Materials	383,279	0.7%
Chemicals	2,123,694	3.8%
Coal	613,473	1.1%
Commercial Services	2,478,719	4.4%
Computers	1,215,632	2.2%
Cosmetics/Personal Care	181,376	0.3%
Distribution/Wholesale	802,997	1.4%

See accompanying notes to the Schedules of Portfolio Investments.

Diversified Financial Services	565,610	1.0%
Electric	3,811,370	6.8%
Electrical Components & Equipment	384,544	0.7%
Electronics	1,416,400	2.5%
Engineering & Construction	1,731,663	3.1%
Entertainment	147,304	0.3%
Environmental Control	365,829	0.6%
Food	1,376,054	2.4%
Forest Products & Paper	582,322	1.0%
Gas	1,725,725	3.1%
Hand/Machine Tools	471,668	0.8%
Healthcare - Products	1,370,263	2.4%
Healthcare - Services	929,326	1.6%
Home Builders	1,112,710	2.0%
Household Products/Wares	483,864	0.9%
Insurance	4,917,673	8.7%
Internet	181,486	0.3%
Investment Companies	176,591	0.3%
Iron/Steel	179,194	0.3%
Lodging	64,497	0.1%
Machinery - Construction & Mining	287,236	0.5%
Machinery - Diversified	794,597	1.4%
Media	168,259	0.3%
Metal Fabricate/Hardware	598,160	1.1%
Miscellaneous Manufacturing	2,195,203	3.9%
Office Furnishings	183,086	0.3%
Oil & Gas	1,502,697	2.7%
Oil & Gas Services	337,730	0.6%
Packaging & Containers	578,601	1.0%
Pharmaceuticals	762,951	1.4%
Pipelines	288,742	0.5%
REIT	4,480,671	8.0%
Retail	2,261,237	4.0%
Retail - Restaurants	204,000	0.4%
Savings & Loans	1,719,418	3.1%
Semiconductors	845,103	1.5%
Software	582,737	1.0%
Telecommunications	724,649	1.3%
Textiles	354,993	0.6%
Transportation	1,124,643	2.0%
Trucking & Leasing	151,960	0.3%
Water	179,214	0.3%
Other**	60,809	0.1%

Total	$56,271,784	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$56,210,975	$-	$-	$56,210,975
Repurchase Agreements	-	60,000	-	60,000

Total Investment Securities	$56,210,975	$60,000	$-	$56,270,975

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (100.3%)
3Com Corp.* (Telecommunications)	45,584	$350,541
ACI Worldwide, Inc.* (Software)	1,848	38,087
ADC Telecommunications, Inc.* (Telecommunications)	3,696	27,018
ADTRAN, Inc. (Telecommunications)	3,696	97,390
Advance Auto Parts, Inc. (Retail)	5,544	232,404
Advent Software, Inc.* (Software)	1,848	82,698
Aeropostale, Inc.* (Retail)	11,704	337,426
Affiliated Managers Group, Inc.* (Diversified Financial Services)	4,928	389,312
Affymetrix, Inc.* (Biotechnology)	3,080	22,607
Albemarle Corp. (Chemicals)	6,776	288,861
Alberto-Culver Co. (Cosmetics/Personal Care)	3,080	80,542
Alexandria Real Estate Equities, Inc. (REIT)	2,464	166,566
Alliance Data Systems Corp.* (Commercial Services)	6,160	394,178
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,848	150,242
American Eagle Outfitters, Inc. (Retail)	16,632	308,025
American Greetings Corp. - Class A (Household Products/Wares)	1,848	38,512
AmeriCredit Corp.* (Diversified Financial Services)	11,088	263,451
Ametek, Inc. (Electrical Components & Equipment)	12,320	510,787
AnnTaylor Stores Corp.* (Retail)	3,696	76,507
ANSYS, Inc.* (Software)	10,472	451,762
AOL, Inc.* (Internet)	6,776	171,297
Apollo Investment Corp. (Investment Companies)	6,776	86,258
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,312	169,677
Aqua America, Inc. (Water)	5,544	97,408
Arthur J. Gallagher & Co. (Insurance)	4,312	105,860
Atmel Corp.* (Semiconductors)	20,944	105,348
Atwood Oceanics, Inc.* (Oil & Gas)	6,776	234,653
Bally Technologies, Inc.* (Entertainment)	6,160	249,726
Bank of Hawaii Corp. (Banks)	2,464	110,757
BE Aerospace, Inc.* (Aerospace/Defense)	11,704	356,387
Beckman Coulter, Inc. (Healthcare - Products)	4,928	309,478
Bill Barrett Corp.* (Oil & Gas)	4,312	132,422
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	1,232	127,537
BRE Properties, Inc. - Class A (REIT)	2,464	88,088
Brink’s Home Security Holdings, Inc.* (Commercial Services)	2,464	104,843
Broadridge Financial Solutions, Inc. (Software)	15,400	329,252
Brown & Brown, Inc. (Insurance)	4,928	88,310
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	9,240	609,748
Burger King Holdings, Inc. (Retail)	4,312	91,673
Cadence Design Systems, Inc.* (Computers)	14,784	98,461
Camden Property Trust (REIT)	3,080	128,220
Career Education Corp.* (Commercial Services)	2,464	77,961
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,696	140,818
Carmax, Inc.* (Retail)	25,872	649,905
Cerner Corp.* (Software)	8,008	681,161
Charles River Laboratories International, Inc.* (Biotechnology)	3,080	121,075
Cheesecake Factory, Inc.* (Retail)	6,776	183,359
Chico’s FAS, Inc. (Retail)	20,944	302,012
Chipotle Mexican Grill, Inc. - Class A* (Retail)	3,696	416,428
Church & Dwight, Inc. (Household Products/Wares)	3,696	247,447
Ciena Corp.* (Telecommunications)	7,392	112,654
Cimarex Energy Co. (Oil & Gas)	4,312	256,047
Cincinnati Bell, Inc.* (Telecommunications)	15,400	52,514
Collective Brands, Inc.* (Retail)	7,392	168,094
Commerce Bancshares, Inc. (Banks)	3,080	126,711
Commscope, Inc.* (Telecommunications)	11,088	310,686
Community Health Systems, Inc.* (Healthcare - Services)	11,088	409,480
Comstock Resources, Inc.* (Oil & Gas)	3,080	97,944
Copart, Inc.* (Retail)	8,008	285,085
Corinthian Colleges, Inc.* (Commercial Services)	4,312	75,848
Corporate Office Properties Trust (REIT)	3,696	148,320
Corrections Corp. of America* (Commercial Services)	7,392	146,805
Covance, Inc.* (Healthcare - Services)	7,392	453,795
Crane Co. (Miscellaneous Manufacturing)	3,696	131,208
Cree Research, Inc.* (Semiconductors)	12,320	865,110
Dick’s Sporting Goods, Inc.* (Retail)	6,776	176,921
Digital River, Inc.* (Internet)	3,080	93,324
Dollar Tree, Inc.* (Retail)	10,472	620,152
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,312	194,557
DPL, Inc. (Electric)	8,624	234,487
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	8,624	339,699
DST Systems, Inc. (Computers)	1,848	76,600
Eaton Vance Corp. (Diversified Financial Services)	13,552	454,534
Edwards Lifesciences Corp.* (Healthcare - Products)	6,776	670,011
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	8,624	204,303
Energen Corp. (Gas)	5,544	257,962
Energizer Holdings, Inc.* (Electrical Components & Equipment)	3,696	231,961
Equinix, Inc.* (Internet)	4,312	419,730
Essex Property Trust, Inc. (REIT)	1,232	110,818
F5 Networks, Inc.* (Internet)	9,240	568,352
FactSet Research Systems, Inc. (Computers)	4,928	361,567

See accompanying notes to the Schedules of Portfolio Investments.

Fairchild Semiconductor International, Inc.* (Semiconductors)	9,240	98,406
Federal Realty Investment Trust (REIT)	3,080	224,255
Flowers Foods, Inc. (Food)	3,696	91,439
Forest Oil Corp.* (Oil & Gas)	6,160	159,051
Fossil, Inc.* (Household Products/Wares)	5,544	209,231
FTI Consulting, Inc.* (Commercial Services)	5,544	217,990
Gartner Group, Inc.* (Commercial Services)	6,776	150,698
Gen-Probe, Inc.* (Healthcare - Products)	3,080	154,000
Gentex Corp. (Electronics)	16,016	311,031
Global Payments, Inc. (Software)	9,240	420,882
Graco, Inc. (Machinery - Diversified)	3,696	118,272
Green Mountain Coffee Roasters, Inc.* (Beverages)	4,312	417,488
Greenhill & Co., Inc. (Diversified Financial Services)	1,232	101,135
Greif, Inc. - Class A (Packaging & Containers)	3,696	202,984
GUESS?, Inc. (Apparel)	6,776	318,336
Hanesbrands, Inc.* (Apparel)	4,312	119,960
Hansen Natural Corp.* (Beverages)	8,008	347,387
Health Management Associates, Inc. - Class A* (Healthcare - Services)	19,096	164,226
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,544	72,238
Henry Schein, Inc.* (Healthcare - Products)	5,544	326,542
Hewitt Associates, Inc.* (Commercial Services)	9,856	392,072
Highwoods Properties, Inc. (REIT)	3,696	117,274
Hill-Rom Holdings, Inc. (Healthcare - Products)	2,464	67,045
HNI Corp. (Office Furnishings)	3,080	82,020
Hologic, Inc.* (Healthcare - Products)	12,320	228,413
Hubbell, Inc. - Class B (Electrical Components & Equipment)	4,928	248,519
IDEX Corp. (Machinery - Diversified)	4,928	163,117
IDEXX Laboratories, Inc.* (Healthcare - Products)	6,776	389,959
Immucor, Inc.* (Healthcare - Products)	4,312	96,546
Informatica Corp.* (Software)	10,472	281,278
Integrated Device Technology, Inc.* (Semiconductors)	8,624	52,865
International Rectifier Corp.* (Semiconductors)	2,464	56,426
Intersil Corp. - Class A (Semiconductors)	6,776	100,014
Intrepid Potash, Inc.* (Chemicals)	3,080	93,416
Itron, Inc.* (Electronics)	4,928	357,625
ITT Educational Services, Inc.* (Commercial Services)	3,696	415,726
J. Crew Group, Inc.* (Retail)	6,776	311,018
J.B. Hunt Transport Services, Inc. (Transportation)	10,472	375,735
Jack Henry & Associates, Inc. (Computers)	5,544	133,389
Jefferies Group, Inc. (Diversified Financial Services)	6,160	145,807
John Wiley & Sons, Inc. (Media)	3,080	133,302
Jones Lang LaSalle, Inc. (Real Estate)	4,928	359,202
Joy Global, Inc. (Machinery - Construction & Mining)	11,704	662,446
KB Home (Home Builders)	2,464	41,272
Kinetic Concepts, Inc.* (Healthcare - Products)	7,392	353,412
Kirby Corp.* (Transportation)	6,160	235,004
Lam Research Corp.* (Semiconductors)	6,160	229,891
Lamar Advertising Co.* (Advertising)	6,160	211,596
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,232	72,639
Landstar System, Inc. (Transportation)	2,464	103,439
Lender Processing Services, Inc. (Diversified Financial Services)	11,088	418,572
Lennox International, Inc. (Building Materials)	2,464	109,204
Liberty Property Trust (REIT)	5,544	188,163
Life Time Fitness, Inc.* (Leisure Time)	4,928	138,477
Lincare Holdings, Inc.* (Healthcare - Services)	7,392	331,753
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,464	133,869
LKQ Corp.* (Distribution/Wholesale)	16,632	337,630
Lubrizol Corp. (Chemicals)	8,008	734,494
Mack-Cali Realty Corp. (REIT)	4,312	151,998
ManTech International Corp. - Class A* (Software)	1,232	60,159
Mariner Energy, Inc.* (Oil & Gas)	5,544	82,994
Martin Marietta Materials (Building Materials)	1,848	154,400
Masimo Corp. (Healthcare - Products)	6,160	163,548
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	6,776	170,484
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	3,696	403,603
Micros Systems, Inc.* (Computers)	9,240	303,811
MSC Industrial Direct Co. - Class A (Retail)	2,464	124,826
MSCI, Inc. - Class A* (Software)	12,320	444,752
National Fuel Gas Co. (Pipelines)	3,696	186,833
National Instruments Corp. (Computers)	6,776	225,980
Nationwide Health Properties, Inc. (REIT)	8,008	281,481
NBTY, Inc.* (Pharmaceuticals)	7,392	354,668
Netflix, Inc.* (Internet)	4,928	363,391
NeuStar, Inc.* (Telecommunications)	8,624	217,325
Newfield Exploration Co.* (Oil & Gas)	15,400	801,570
Nordson Corp. (Machinery - Diversified)	3,696	251,032
Oceaneering International, Inc.* (Oil & Gas Services)	6,160	391,098
OMEGA Healthcare Investors, Inc. (REIT)	6,160	120,058

See accompanying notes to the Schedules of Portfolio Investments.

Oshkosh Truck Corp.* (Auto Manufacturers)	10,472	422,441
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	6,776	403,511
Packaging Corp. of America (Packaging & Containers)	6,160	151,598
PacWest Bancorp (Banks)	1,232	28,114
Palm, Inc.* (Computers)	9,856	37,059
Panera Bread Co. - Class A* (Retail)	3,696	282,707
Parametric Technology Corp.* (Software)	5,544	100,069
Perrigo Co. (Pharmaceuticals)	9,240	542,573
PetSmart, Inc. (Retail)	9,856	314,998
Pharmaceutical Product Development, Inc. (Commercial Services)	5,544	131,670
Phillips-Van Heusen Corp. (Apparel)	4,312	247,336
Plains Exploration & Production Co.* (Oil & Gas)	16,016	480,320
Plantronics, Inc. (Telecommunications)	2,464	77,074
Polycom, Inc.* (Telecommunications)	9,856	301,396
Potlatch Corp. (Forest Products & Paper)	1,848	64,754
Pride International, Inc.* (Oil & Gas)	12,936	389,503
Prosperity Bancshares, Inc. (Banks)	2,464	101,024
Psychiatric Solutions, Inc.* (Healthcare - Services)	4,312	128,498
Quest Software, Inc.* (Software)	4,312	76,710
Quicksilver Resources, Inc.* (Oil & Gas)	13,552	190,677
Rayonier, Inc. (Forest Products & Paper)	3,696	167,909
Realty Income Corp. (REIT)	6,160	189,050
Regal-Beloit Corp. (Hand/Machine Tools)	2,464	146,386
Regency Centers Corp. (REIT)	3,080	115,408
Reliance Steel & Aluminum Co. (Iron/Steel)	7,392	363,908
ResMed, Inc.* (Healthcare - Products)	8,624	548,918
RF Micro Devices, Inc.* (Telecommunications)	17,248	85,895
Rollins, Inc. (Commercial Services)	2,464	53,420
Rovi Corp.* (Semiconductors)	12,320	457,442
RPM, Inc. (Chemicals)	7,392	157,745
Scientific Games Corp. - Class A* (Entertainment)	3,080	43,366
SEI Investments Co. (Software)	14,784	324,804
Semtech Corp.* (Semiconductors)	7,392	128,843
Senior Housing Properties Trust (REIT)	5,544	122,800
Service Corp. International (Commercial Services)	16,632	152,682
Silgan Holdings, Inc. (Packaging & Containers)	1,848	111,305
Silicon Laboratories, Inc.* (Semiconductors)	5,544	264,282
SL Green Realty Corp. (REIT)	9,240	529,175
Solera Holdings, Inc. (Software)	8,008	309,509
Sotheby’s (Commercial Services)	8,008	248,969
Southern Union Co. (Gas)	8,008	203,163
SPX Corp. (Miscellaneous Manufacturing)	3,696	245,119
Steel Dynamics, Inc. (Iron/Steel)	25,256	441,222
STERIS Corp. (Healthcare - Products)	3,080	103,673
Strayer Education, Inc. (Commercial Services)	1,848	450,025
Superior Energy Services, Inc.* (Oil & Gas Services)	9,240	194,225
SVB Financial Group* (Banks)	1,848	86,228
Sybase, Inc.* (Software)	9,856	459,487
Syniverse Holdings, Inc.* (Telecommunications)	8,008	155,916
Synopsys, Inc.* (Computers)	9,240	206,699
Techne Corp. (Healthcare - Products)	2,464	156,932
Temple-Inland, Inc. (Forest Products & Paper)	7,392	151,019
Terra Industries, Inc. (Chemicals)	11,704	535,575
The Corporate Executive Board Co. (Commercial Services)	3,696	98,277
The Macerich Co. (REIT)	8,050	308,396
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	2,464	114,206
The Warnaco Group, Inc.* (Apparel)	5,544	264,504
Thomas & Betts Corp.* (Electronics)	6,160	241,718
Thoratec Corp.* (Healthcare - Products)	6,776	226,657
Tidewater, Inc. (Oil & Gas Services)	3,696	174,710
Tootsie Roll Industries, Inc. (Food)	1,232	33,301
Transatlantic Holdings, Inc. (Insurance)	2,464	130,099
Trimble Navigation, Ltd.* (Electronics)	8,008	229,990
Tupperware Corp. (Household Products/Wares)	7,392	356,442
tw telecom, Inc.* (Telecommunications)	17,248	313,051
UDR, Inc. (REIT)	5,544	97,796
Under Armour, Inc. - Class A* (Retail)	4,312	126,816
United Rentals, Inc.* (Commercial Services)	1,848	17,334
United Therapeutics Corp.* (Pharmaceuticals)	5,544	306,750
Universal Health Services, Inc. - Class B (Healthcare - Services)	6,160	216,154
Valeant Pharmaceuticals International* (Pharmaceuticals)	4,312	185,028
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,464	204,093
ValueClick, Inc.* (Internet)	9,856	99,940
Varian, Inc.* (Electronics)	1,232	63,793
VCA Antech, Inc.* (Pharmaceuticals)	6,160	172,665
Vertex Pharmaceuticals, Inc.* (Biotechnology)	11,704	478,343
Vishay Intertechnology, Inc.* (Electronics)	7,392	75,620
Wabtec Corp. (Machinery - Diversified)	3,080	129,730
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	9,856	355,210
Waste Connections, Inc.* (Environmental Control)	4,928	167,355
WellCare Health Plans, Inc.* (Healthcare - Services)	4,928	146,756
Westamerica Bancorp (Banks)	1,232	71,025

See accompanying notes to the Schedules of Portfolio Investments.

Williams Sonoma, Inc. (Retail)	12,320	323,893
WMS Industries, Inc.* (Leisure Time)	6,160	258,350
Woodward Governor Co. (Electronics)	4,312	137,898
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	4,312	127,635

TOTAL COMMON STOCKS
(Cost $46,387,898)		56,596,621

	Principal
	Amount

Repurchase Agreements (0.1%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $6,000 (Collateralized by $6,200 U.S. Treasury Notes, 3.00%, 9/30/16, market value $6,143)	$6,000	6,000
Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $3,000 (Collateralized by $3,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $3,092)	3,000	3,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $12,000 (Collateralized by $12,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $12,765)	12,000	12,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,000)		21,000

TOTAL INVESTMENT SECURITIES
(Cost $46,408,898)—100.4%		56,617,621
Net other assets (liabilities)—(0.4)%		(202,319)

NET ASSETS—100.0%		$56,415,302

*	Non-income producing security
ProFund VP Mid-Cap Growth invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Advertising	$211,596	0.4%
Aerospace/Defense	506,629	0.9%
Apparel	950,136	1.7%
Auto Manufacturers	422,441	0.8%
Banks	523,859	0.9%
Beverages	764,875	1.4%
Biotechnology	749,562	1.3%
Building Materials	263,604	0.5%
Chemicals	1,810,091	3.2%
Commercial Services	3,128,498	5.5%
Computers	1,443,566	2.6%
Cosmetics/Personal Care	80,542	0.1%
Distribution/Wholesale	337,630	0.6%
Diversified Financial Services	2,128,021	3.8%
Electric	234,487	0.4%
Electrical Components & Equipment	1,394,870	2.5%
Electronics	1,417,675	2.5%
Entertainment	632,791	1.1%
Environmental Control	167,355	0.3%
Food	124,740	0.2%
Forest Products & Paper	383,682	0.7%
Gas	461,125	0.8%
Hand/Machine Tools	280,255	0.5%
Healthcare - Products	3,795,134	6.7%
Healthcare - Services	1,850,662	3.3%
Home Builders	41,272	0.1%
Household Products/Wares	965,838	1.7%
Insurance	324,269	0.6%
Internet	1,716,034	3.0%
Investment Companies	86,258	0.2%
Iron/Steel	805,130	1.4%
Leisure Time	396,827	0.7%
Machinery - Construction & Mining	1,272,194	2.3%
Machinery - Diversified	789,786	1.4%
Media	133,302	0.2%
Metal Fabricate/Hardware	204,093	0.4%
Miscellaneous Manufacturing	954,018	1.7%
Office Furnishings	82,020	0.1%
Oil & Gas	2,825,181	5.0%
Oil & Gas Services	832,271	1.5%
Packaging & Containers	465,887	0.8%
Pharmaceuticals	2,339,982	4.1%
Pipelines	186,833	0.3%
REIT	3,087,866	5.5%
Real Estate	359,202	0.6%
Retail	5,332,249	9.5%
Semiconductors	2,358,627	4.2%
Software	4,060,610	7.2%
Telecommunications	2,101,460	3.7%
Transportation	714,178	1.3%
Water	97,408	0.2%
Other**	(181,319)	(0.4)%

Total	$56,415,302	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$56,596,621	$-	$-	$56,596,621
Repurchase Agreements	-	21,000	-	21,000

Total Investment Securities	$56,596,621	$21,000	$-	$56,617,621

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (99.6%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	3,770	$49,349
AAR Corp.* (Aerospace/Defense)	9,425	233,928
ABM Industries, Inc. (Commercial Services)	11,310	239,772
Actel Corp.* (Semiconductors)	3,393	46,993
Actuant Corp. - Class A (Miscellaneous Manufacturing)	16,211	316,925
Acuity Brands, Inc. (Miscellaneous Manufacturing)	10,179	429,656
Adaptec, Inc.* (Telecommunications)	29,029	94,925
Administaff, Inc. (Commercial Services)	2,262	48,271
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	4,901	81,161
Agilysys, Inc. (Computers)	4,524	50,533
Albany International Corp. - Class A (Machinery - Diversified)	6,409	137,986
ALLETE, Inc. (Electric)	7,163	239,817
Alliance One International, Inc.* (Agriculture)	21,489	109,379
American Physicians Capital, Inc. (Insurance)	1,885	60,226
American Public Education, Inc.* (Commercial Services)	2,262	105,409
American Science & Engineering, Inc. (Electronics)	754	56,490
American States Water Co. (Water)	2,262	78,491
American Vanguard Corp. (Chemicals)	4,901	39,943
AMERIGROUP Corp.* (Healthcare - Services)	12,064	401,007
Amerisafe, Inc.* (Insurance)	4,524	74,058
AMN Healthcare Services, Inc.* (Commercial Services)	7,540	66,352
AmSurg Corp.* (Healthcare - Services)	3,393	73,255
Analogic Corp. (Electronics)	1,508	64,437
Anixter International, Inc.* (Telecommunications)	3,016	141,300
Apogee Enterprises, Inc. (Building Materials)	6,409	101,326
Applied Industrial Technologies, Inc. (Machinery - Diversified)	8,671	215,474
Applied Signal Technology, Inc. (Telecommunications)	1,508	29,527
Arch Chemicals, Inc. (Chemicals)	6,032	207,440
Arctic Cat, Inc.* (Leisure Time)	2,639	28,633
Arkansas Best Corp. (Transportation)	6,032	180,236
ArQule, Inc.* (Biotechnology)	3,393	19,544
Arris Group, Inc.* (Telecommunications)	15,080	181,111
Astec Industries, Inc.* (Machinery - Construction & Mining)	4,524	131,015
ATC Technology Corp.* (Auto Parts & Equipment)	2,262	38,816
ATMI, Inc.* (Semiconductors)	3,016	58,239
Audiovox Corp. - Class A* (Telecommunications)	4,147	32,264
Avid Technology, Inc.* (Software)	6,786	93,511
Avista Corp. (Electric)	13,195	273,268
Badger Meter, Inc. (Electronics)	1,508	58,073
Bank Mutual Corp. (Banks)	10,933	71,065
Bank of the Ozarks, Inc. (Banks)	1,131	39,800
Barnes Group, Inc. (Miscellaneous Manufacturing)	10,179	198,083
Basic Energy Services, Inc.* (Oil & Gas Services)	5,278	40,693
Bel Fuse, Inc. - Class B (Electronics)	2,639	53,176
Belden, Inc. (Electrical Components & Equipment)	5,655	155,286
Benchmark Electronics, Inc.* (Electronics)	15,080	312,759
BioMed Realty Trust, Inc. (REIT)	12,818	212,010
Black Box Corp. (Telecommunications)	4,147	127,562
Blyth, Inc. (Household Products/Wares)	1,131	35,344
Boston Private Financial Holdings, Inc. (Banks)	15,457	113,918
Bowne & Co., Inc. (Commercial Services)	9,425	105,183
Brady Corp. - Class A (Electronics)	6,032	187,716
Briggs & Stratton Corp. (Machinery - Diversified)	12,064	235,248
Brightpoint, Inc.* (Distribution/Wholesale)	16,965	127,746
Bristow Group, Inc.* (Transportation)	8,671	327,157
Brookline Bancorp, Inc. (Savings & Loans)	8,294	88,248
Brooks Automation, Inc.* (Semiconductors)	8,294	73,153
Brown Shoe Co., Inc. (Retail)	10,179	157,571
Brunswick Corp. (Leisure Time)	21,112	337,159
Brush Engineered Materials, Inc.* (Mining)	2,262	51,053
Buckeye Technologies, Inc.* (Forest Products & Paper)	4,524	59,174
Cabela’s, Inc.* (Retail)	9,425	164,843
Cabot Microelectronics Corp.* (Chemicals)	3,016	114,095
CACI International, Inc. - Class A* (Computers)	7,163	349,913
Calgon Carbon Corp.* (Environmental Control)	5,655	96,814
Callaway Golf Co. (Leisure Time)	15,457	136,331
Cambrex Corp.* (Biotechnology)	6,786	27,483
Carter’s, Inc.* (Apparel)	5,655	170,555
Cascade Corp. (Machinery - Diversified)	1,885	60,716
Casey’s General Stores, Inc. (Retail)	12,064	378,810
CDI Corp. (Commercial Services)	3,016	44,215
Cedar Shopping Centers, Inc. (REIT)	12,818	101,390
Centene Corp.* (Healthcare - Services)	11,687	280,955
Central Garden & Pet Co. - Class A* (Household Products/Wares)	15,457	141,586
Central Vermont Public Service Corp. (Electric)	2,639	53,229
Century Aluminum Co.* (Mining)	13,572	186,751
Ceradyne, Inc.* (Miscellaneous Manufacturing)	6,032	136,866
CH Energy Group, Inc. (Electric)	3,770	153,967
Checkpoint Systems, Inc.* (Electronics)	9,425	208,481
Chemed Corp. (Commercial Services)	1,885	102,506

See accompanying notes to the Schedules of Portfolio Investments.

Christopher & Banks Corp. (Retail)	8,671	69,368
Ciber, Inc.* (Computers)	16,588	62,039
CIRCOR International, Inc. (Metal Fabricate/Hardware)	2,262	75,121
City Holding Co. (Banks)	2,262	77,564
CKE Restaurants, Inc. (Retail)	13,195	146,069
Clarcor, Inc. (Miscellaneous Manufacturing)	6,409	221,046
Clearwater Paper Corp.* (Forest Products & Paper)	2,639	129,971
Cognex Corp. (Machinery - Diversified)	4,147	76,678
Cohu, Inc. (Semiconductors)	5,655	77,869
Colonial Properties Trust (REIT)	15,834	203,942
Columbia Banking System, Inc. (Banks)	6,786	137,824
Comfort Systems USA, Inc. (Building Materials)	9,048	113,010
Community Bank System, Inc. (Banks)	7,917	180,349
Comtech Telecommunications Corp.* (Telecommunications)	6,786	217,084
CONMED Corp.* (Healthcare - Products)	6,786	161,575
Consolidated Graphics, Inc.* (Commercial Services)	1,131	46,835
Cross Country Healthcare, Inc.* (Commercial Services)	7,163	72,418
CryoLife, Inc.* (Biotechnology)	3,770	24,392
CTS Corp. (Electronics)	7,917	74,578
Cubic Corp. (Electronics)	1,508	54,288
Curtiss-Wright Corp. (Aerospace/Defense)	5,655	196,794
Daktronics, Inc. (Electronics)	3,016	22,982
Delphi Financial Group, Inc. - Class A (Insurance)	5,278	132,794
Deltic Timber Corp. (Forest Products & Paper)	1,508	66,427
Diamond Foods, Inc. (Food)	2,639	110,944
Digi International, Inc.* (Software)	5,655	60,169
Dime Community Bancshares, Inc. (Savings & Loans)	3,770	47,615
DineEquity, Inc.* (Retail)	1,131	44,742
Drew Industries, Inc.* (Building Materials)	4,524	99,618
DSP Group, Inc.* (Semiconductors)	3,016	25,123
Dycom Industries, Inc.* (Engineering & Construction)	9,425	82,657
E.W. Scripps Co.* (Media)	6,786	57,342
Eagle Materials, Inc. - Class A (Building Materials)	6,032	160,089
East West Bancorp, Inc. (Banks)	22,243	387,473
EastGroup Properties, Inc. (REIT)	2,639	99,596
El Paso Electric Co.* (Electric)	5,278	108,727
Electro Scientific Industries, Inc.* (Electronics)	6,409	82,099
EMCOR Group, Inc.* (Engineering & Construction)	15,834	389,991
Emergent Biosolutions, Inc.* (Biotechnology)	1,885	31,687
Employers Holdings, Inc. (Insurance)	10,556	156,757
EMS Technologies, Inc.* (Telecommunications)	3,393	56,324
Encore Wire Corp. (Electrical Components & Equipment)	4,524	94,099
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	4,901	142,521
Entertainment Properties Trust (REIT)	4,901	201,578
EPIQ Systems, Inc.* (Software)	2,262	28,117
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	2,639	83,947
Esterline Technologies Corp.* (Aerospace/Defense)	7,163	354,067
Ethan Allen Interiors, Inc. (Home Furnishings)	6,032	124,440
Exar Corp.* (Semiconductors)	5,278	37,210
Extra Space Storage, Inc. (REIT)	12,818	162,532
EZCORP, Inc. - Class A* (Retail)	4,901	100,961
FEI Co.* (Electronics)	3,016	69,097
First BanCorp (Banks)	18,096	43,611
First Commonwealth Financial Corp. (Banks)	18,473	123,954
First Financial Bancorp (Banks)	6,409	114,016
First Financial Bankshares, Inc. (Banks)	2,262	116,606
First Midwest Bancorp, Inc. (Banks)	17,719	240,092
Franklin Street Properties Corp. (REIT)	16,211	233,925
Fred’s, Inc. (Retail)	9,425	112,912
Fuller (H.B.) Co. (Chemicals)	7,540	175,003
G & K Services, Inc. (Textiles)	4,147	107,324
General Communication, Inc. - Class A* (Telecommunications)	10,556	60,908
Genesco, Inc.* (Retail)	2,639	81,835
Gentiva Health Services, Inc.* (Healthcare - Services)	6,786	191,908
Gerber Scientific, Inc.* (Machinery - Diversified)	6,032	37,459
Gibraltar Industries, Inc.* (Iron/Steel)	7,163	90,325
Glacier Bancorp, Inc. (Banks)	16,965	258,377
Greatbatch, Inc.* (Electrical Components & Equipment)	1,885	39,943
Griffon Corp.* (Miscellaneous Manufacturing)	10,556	131,528
Group 1 Automotive, Inc.* (Retail)	5,655	180,168
Haemonetics Corp.* (Healthcare - Products)	2,262	129,273
Hancock Holding Co. (Banks)	3,016	126,099
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	7,540	137,077
Hanmi Financial Corp.* (Banks)	12,064	28,954
Harmonic, Inc.* (Telecommunications)	23,374	147,490
Haverty Furniture Cos., Inc. (Retail)	4,524	73,832
Headwaters, Inc.* (Energy - Alternate Sources)	14,326	65,756
Healthcare Realty Trust, Inc. (REIT)	8,671	201,948
Healthcare Services Group, Inc. (Commercial Services)	4,147	92,851
HealthSpring, Inc.* (Healthcare - Services)	11,687	205,691
Heartland Express, Inc. (Transportation)	6,032	99,528
Heartland Payment Systems, Inc. (Commercial Services)	9,048	168,293

See accompanying notes to the Schedules of Portfolio Investments.

Helen of Troy, Ltd.* (Household Products/Wares)	7,163	186,668
Hillenbrand, Inc. (Commercial Services)	8,294	182,385
Holly Corp. (Oil & Gas)	4,901	136,787
Home Bancshares, Inc. (Banks)	2,639	69,775
Home Properties, Inc. (REIT)	3,770	176,436
Hot Topic, Inc.* (Retail)	10,556	68,614
Hub Group, Inc. - Class A* (Transportation)	4,901	137,130
Hutchinson Technology, Inc.* (Computers)	5,655	35,287
ICU Medical, Inc.* (Healthcare - Products)	1,131	38,963
Independent Bank Corp./MA (Banks)	4,901	120,859
Infinity Property & Casualty Corp. (Insurance)	3,016	137,047
InfoSpace, Inc.* (Internet)	8,294	91,649
Inland Real Estate Corp. (REIT)	17,342	158,679
Insight Enterprises, Inc.* (Retail)	10,933	156,998
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	9,425	250,799
Integral Systems, Inc.* (Computers)	1,885	18,153
Interface, Inc. - Class A (Office Furnishings)	13,572	157,164
Intermec, Inc.* (Machinery - Diversified)	11,687	165,722
Invacare Corp. (Healthcare - Products)	7,540	200,112
inVentiv Health, Inc.* (Advertising)	4,147	93,142
Investment Technology Group, Inc.* (Diversified Financial Services)	3,770	62,921
ION Geophysical Corp.* (Oil & Gas Services)	10,933	53,790
Iowa Telecommunications Services, Inc. (Telecommunications)	4,147	69,255
J & J Snack Foods Corp. (Food)	1,508	65,553
Jack in the Box, Inc.* (Retail)	13,195	310,742
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	6,409	83,637
Jo-Ann Stores, Inc.* (Retail)	1,885	79,132
John Bean Technologies Corp. (Miscellaneous Manufacturing)	2,262	39,675
K-Swiss, Inc. - Class A* (Apparel)	6,409	67,038
Kaman Corp. (Aerospace/Defense)	6,032	150,860
Kaydon Corp. (Metal Fabricate/Hardware)	3,016	113,402
Keithley Instruments, Inc. (Electronics)	1,508	9,953
Kelly Services, Inc. - Class A* (Commercial Services)	6,409	106,774
Kendle International, Inc.* (Commercial Services)	3,393	59,310
Kid Brands, Inc.* (Household Products/Wares)	2,262	19,566
Kilroy Realty Corp. (REIT)	5,278	162,774
Kite Realty Group Trust (REIT)	15,080	71,328
Knight Transportation, Inc. (Transportation)	5,655	119,264
Kulicke & Soffa Industries, Inc.* (Semiconductors)	8,671	62,865
La-Z-Boy, Inc.* (Home Furnishings)	6,409	80,369
LaBranche & Co., Inc.* (Diversified Financial Services)	10,179	53,542
Laclede Group, Inc. (Gas)	5,278	177,974
Lance, Inc. (Food)	3,393	78,480
Landauer, Inc. (Commercial Services)	754	49,176
Landry’s Restaurants, Inc.* (Retail)	1,885	33,779
LaSalle Hotel Properties (REIT)	6,032	140,546
Lawson Products, Inc. (Metal Fabricate/Hardware)	754	11,664
LCA-Vision, Inc.* (Healthcare - Products)	4,147	34,503
Lexington Realty Trust (REIT)	26,013	169,345
Lindsay Manufacturing Co. (Machinery - Diversified)	1,131	46,835
Lithia Motors, Inc. - Class A* (Retail)	4,901	31,366
Littelfuse, Inc.* (Electrical Components & Equipment)	1,508	57,319
Live Nation, Inc.* (Commercial Services)	34,307	497,451
Liz Claiborne, Inc.* (Apparel)	22,620	168,067
LoJack Corp.* (Electronics)	4,147	17,127
LTC Properties, Inc. (REIT)	2,639	71,411
Lydall, Inc.* (Miscellaneous Manufacturing)	3,770	29,595
M/I Schottenstein Homes, Inc.* (Home Builders)	4,147	60,754
Magellan Health Services, Inc.* (Healthcare - Services)	8,294	360,623
MagneTek, Inc.* (Electrical Components & Equipment)	7,163	11,819
Maidenform Brands, Inc.* (Apparel)	1,508	32,950
Mannatech, Inc. (Pharmaceuticals)	3,770	12,592
Marcus Corp. (Lodging)	4,901	63,664
MarineMax, Inc.* (Retail)	5,278	56,791
Martek Biosciences Corp.* (Biotechnology)	7,917	178,212
Matrix Service Co.* (Oil & Gas Services)	6,032	64,904
MedCath Corp.* (Healthcare - Services)	4,147	43,419
Meridian Bioscience, Inc. (Healthcare - Products)	4,147	84,474
Merit Medical Systems, Inc.* (Healthcare - Products)	2,639	40,245
Meritage Homes Corp.* (Home Builders)	7,540	158,340
Methode Electronics, Inc. (Electronics)	5,655	55,985
Micrel, Inc. (Semiconductors)	4,901	52,245
Microsemi Corp.* (Semiconductors)	11,687	202,653
Mid-America Apartment Communities, Inc. (REIT)	3,016	156,199
Midas, Inc.* (Commercial Services)	1,885	21,263
MKS Instruments, Inc.* (Semiconductors)	11,687	228,948
Mobile Mini, Inc.* (Storage/Warehousing)	2,639	40,878
Molina Healthcare, Inc.* (Healthcare - Services)	3,016	75,913
Monarch Casino & Resort, Inc.* (Lodging)	2,639	22,537
Moog, Inc. - Class A* (Aerospace/Defense)	10,933	387,247
Movado Group, Inc.* (Retail)	4,147	46,778
MTS Systems Corp. (Computers)	2,262	65,666

See accompanying notes to the Schedules of Portfolio Investments.

Mueller Industries, Inc. (Metal Fabricate/Hardware)	9,048	242,396
Multimedia Games, Inc.* (Leisure Time)	2,639	10,292
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,131	45,692
Myers Industries, Inc. (Miscellaneous Manufacturing)	6,786	71,117
Nara Bancorp, Inc.* (Banks)	7,540	66,050
Nash Finch Co. (Food)	3,016	101,488
National Financial Partners* (Diversified Financial Services)	9,802	138,208
National Penn Bancshares, Inc. (Banks)	30,160	208,104
National Retail Properties, Inc. (REIT)	9,425	215,173
NBT Bancorp, Inc. (Banks)	4,901	111,988
NCI Building Systems, Inc.* (Building Materials)	4,147	45,783
NCI, Inc. - Class A* (Computers)	754	22,793
Neenah Paper, Inc. (Forest Products & Paper)	3,393	53,745
Network Equipment Technologies, Inc.* (Telecommunications)	3,770	20,773
New Jersey Resources Corp. (Gas)	9,802	368,163
Newport Corp.* (Electronics)	5,278	65,975
Northwest Natural Gas Co. (Gas)	3,770	175,682
O’Charley’s, Inc.* (Retail)	4,524	40,445
OfficeMax, Inc.* (Retail)	13,195	216,662
Old Dominion Freight Line, Inc.* (Transportation)	3,016	100,704
Old National Bancorp (Banks)	21,112	252,288
Olympic Steel, Inc. (Iron/Steel)	1,885	61,545
OM Group, Inc.* (Chemicals)	7,163	242,682
Omnicell, Inc.* (Software)	2,639	37,025
On Assignment, Inc.* (Commercial Services)	4,147	29,568
Orbital Sciences Corp.* (Aerospace/Defense)	7,917	150,502
Osteotech, Inc.* (Healthcare - Products)	4,147	16,256
Oxford Industries, Inc. (Apparel)	1,508	30,658
Palomar Medical Technologies, Inc.* (Healthcare - Products)	4,147	45,036
Papa John’s International, Inc.* (Retail)	1,885	48,463
PAREXEL International Corp.* (Commercial Services)	4,901	114,242
Park Electrochemical Corp. (Electronics)	2,639	75,845
Parkway Properties, Inc. (REIT)	4,901	92,041
PC-Tel, Inc.* (Internet)	4,524	27,958
Penford Corp.* (Chemicals)	2,639	27,050
Penn Virginia Corp. (Oil & Gas)	10,933	267,858
Pennsylvania REIT (REIT)	9,425	117,530
Perry Ellis International, Inc.* (Apparel)	2,262	51,234
Petroleum Development* (Oil & Gas)	4,524	104,821
PetroQuest Energy, Inc.* (Oil & Gas)	6,032	30,341
PharMerica Corp.* (Pharmaceuticals)	7,163	130,510
Phoenix Technologies, Ltd.* (Software)	3,770	12,139
Piedmont Natural Gas Co., Inc. (Gas)	17,719	488,690
Pinnacle Entertainment, Inc.* (Entertainment)	8,671	84,456
Pinnacle Financial Partners, Inc.* (Banks)	7,917	119,626
Pioneer Drilling Co.* (Oil & Gas)	12,818	90,239
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	2,639	106,352
Plexus Corp.* (Electronics)	3,393	122,250
PolyOne Corp.* (Chemicals)	11,310	115,814
Pool Corp. (Distribution/Wholesale)	11,687	264,594
Post Properties, Inc. (REIT)	11,687	257,348
Powell Industries, Inc.* (Electrical Components & Equipment)	377	12,264
Pre-Paid Legal Services, Inc. (Commercial Services)	377	14,269
Presidential Life Corp. (Insurance)	4,901	48,863
PrivateBancorp, Inc. (Banks)	13,949	191,101
ProAssurance Corp.* (Insurance)	7,540	441,392
Progress Software Corp.* (Software)	4,901	154,038
PS Business Parks, Inc. (REIT)	1,508	80,527
PSS World Medical, Inc.* (Healthcare - Products)	6,786	159,539
Quaker Chemical Corp. (Chemicals)	2,639	71,543
Quanex Building Products Corp. (Building Materials)	5,278	87,245
Quiksilver, Inc.* (Apparel)	30,914	146,223
RadiSys Corp.* (Computers)	3,016	27,023
RC2 Corp.* (Toys/Games/Hobbies)	2,639	39,506
Red Robin Gourmet Burgers, Inc.* (Retail)	3,770	92,139
Res-Care, Inc.* (Healthcare - Services)	6,032	72,324
Rewards Network, Inc. (Commercial Services)	1,885	25,259
RLI Corp. (Insurance)	2,262	128,979
Robbins & Myers, Inc. (Machinery - Diversified)	7,917	188,583
Rock-Tenn Co. - Class A (Forest Products & Paper)	3,770	171,799
Rogers Corp.* (Electronics)	3,770	109,368
RTI International Metals, Inc.* (Mining)	3,016	91,475
Ruby Tuesday, Inc.* (Retail)	15,457	163,380
Rudolph Technologies, Inc.* (Semiconductors)	3,770	32,309
Ruth’s Hospitality Group, Inc.* (Retail)	6,786	35,966
S&T Bancorp, Inc. (Banks)	5,655	118,189
Safety Insurance Group, Inc. (Insurance)	3,393	127,814
ScanSource, Inc.* (Distribution/Wholesale)	6,409	184,451
School Specialty, Inc.* (Retail)	3,770	85,617
Schulman (A.), Inc. (Chemicals)	6,032	147,603
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,885	152,044
Seahawk Drilling, Inc.* (Oil & Gas)	2,639	49,745
Selective Insurance Group, Inc. (Insurance)	12,818	212,779
SFN Group, Inc.* (Commercial Services)	12,441	99,652
Simmons First National Corp. - Class A (Banks)	3,393	93,545

See accompanying notes to the Schedules of Portfolio Investments.

Simpson Manufacturing Co., Inc. (Building Materials)	9,048	251,172
Skechers U.S.A., Inc. - Class A* (Apparel)	2,639	95,848
Skyline Corp. (Home Builders)	1,508	28,049
SkyWest, Inc. (Airlines)	13,572	193,808
Smith Corp. (Miscellaneous Manufacturing)	2,262	118,913
Sonic Automotive, Inc.* (Retail)	6,032	66,352
Sonic Solutions* (Electronics)	3,016	28,260
South Financial Group, Inc. (Banks)	52,026	35,966
South Jersey Industries, Inc. (Gas)	7,163	300,774
Southwest Gas Corp. (Gas)	10,933	327,115
Sovran Self Storage, Inc. (REIT)	3,393	118,280
Spartan Motors, Inc. (Auto Parts & Equipment)	3,770	21,112
Spartan Stores, Inc. (Food)	5,278	76,109
Stage Stores, Inc. (Retail)	9,048	139,249
Standard Microsystems Corp.* (Semiconductors)	3,016	70,212
Standard Motor Products, Inc. (Auto Parts & Equipment)	4,147	41,138
Standard Pacific Corp.* (Home Builders)	23,751	107,355
Standex International Corp. (Miscellaneous Manufacturing)	3,016	77,722
StarTek, Inc.* (Commercial Services)	1,131	7,860
Stein Mart, Inc.* (Retail)	3,016	27,234
Stepan Co. (Chemicals)	754	42,141
Sterling Bancorp (Banks)	6,409	64,410
Sterling Bancshares, Inc. (Banks)	23,751	132,531
Stewart Information Services Corp. (Insurance)	4,147	57,229
Stone Energy Corp.* (Oil & Gas)	5,655	100,376
Superior Industries International, Inc. (Auto Parts & Equipment)	5,278	84,870
Supertex, Inc.* (Semiconductors)	1,508	38,590
Susquehanna Bancshares, Inc. (Banks)	29,029	284,774
Swift Energy Co.* (Oil & Gas)	4,901	150,657
SWS Group, Inc. (Diversified Financial Services)	6,786	78,243
Symmetricom, Inc.* (Telecommunications)	6,409	37,364
Symmetry Medical, Inc.* (Healthcare - Products)	8,671	87,057
SYNNEX Corp.* (Software)	4,901	144,874
Take-Two Interactive Software, Inc.* (Software)	19,981	196,813
Tanger Factory Outlet Centers, Inc. (REIT)	4,147	178,985
Technitrol, Inc. (Electronics)	9,802	51,755
Tekelec* (Telecommunications)	9,048	164,312
Teledyne Technologies, Inc.* (Aerospace/Defense)	4,524	186,705
Texas Industries, Inc. (Building Materials)	6,409	218,996
The Cato Corp. - Class A (Retail)	4,147	88,912
The Children’s Place Retail Stores, Inc.* (Retail)	6,409	285,521
The Finish Line, Inc. - Class A (Retail)	13,572	221,495
The Geo Group, Inc.* (Commercial Services)	12,441	246,581
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	6,409	49,157
The Hain Celestial Group, Inc.* (Food)	9,802	170,065
The Men’s Wearhouse, Inc. (Retail)	5,655	135,381
The Nautilus Group, Inc.* (Leisure Time)	4,901	14,801
The Navigators Group, Inc.* (Insurance)	1,885	74,137
The Pep Boys - Manny, Moe & Jack (Retail)	10,933	109,549
The Standard Register Co. (Household Products/Wares)	3,016	16,136
Theragenics Corp.* (Pharmaceuticals)	5,278	8,761
THQ, Inc.* (Software)	10,933	76,640
Tollgrade Communications, Inc.* (Telecommunications)	3,016	18,971
Tompkins Financial Corp. (Banks)	754	27,506
Toro Co. (Housewares)	4,147	203,908
Tractor Supply Co. (Retail)	2,639	153,194
Tredegar Corp. (Miscellaneous Manufacturing)	4,901	83,709
Triumph Group, Inc. (Aerospace/Defense)	1,508	105,696
TrueBlue, Inc.* (Commercial Services)	10,556	163,618
TrustCo Bank Corp. NY (Banks)	11,687	72,109
Tuesday Morning Corp.* (Retail)	7,540	49,689
UIL Holdings Corp. (Electric)	7,163	196,982
Ultratech Stepper, Inc.* (Semiconductors)	3,016	41,018
UMB Financial Corp. (Banks)	3,393	137,756
Umpqua Holdings Corp. (Banks)	27,521	364,928
UniFirst Corp. (Textiles)	1,131	58,247
Unisource Energy Corp. (Electric)	8,671	272,616
United Bankshares, Inc. (Banks)	9,048	237,239
United Community Banks, Inc.* (Banks)	19,981	88,116
United Fire & Casualty Co. (Insurance)	5,278	94,951
United Natural Foods, Inc.* (Food)	10,179	286,335
United Online, Inc. (Internet)	13,195	98,699
United Stationers, Inc.* (Distribution/Wholesale)	5,655	332,797
Universal Forest Products, Inc. (Building Materials)	4,524	174,264
Universal Technical Institute, Inc.* (Commercial Services)	2,262	51,619
Urstadt Biddle Properties - Class A (REIT)	3,016	47,683
USA Mobility, Inc. (Telecommunications)	3,393	42,989
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	8,671	287,184
Viad Corp. (Commercial Services)	4,901	100,716
Vicor Corp.* (Electrical Components & Equipment)	1,885	26,032
ViroPharma, Inc.* (Pharmaceuticals)	18,473	251,787
Volt Information Sciences, Inc.* (Commercial Services)	2,639	26,944
Watsco, Inc. (Distribution/Wholesale)	4,524	257,325
Watts Water Technologies, Inc. - Class A (Electronics)	3,016	93,677

See accompanying notes to the Schedules of Portfolio Investments.

Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	11,687	99,807
WD-40 Co. (Household Products/Wares)	1,885	61,885
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,639	110,706
Whitney Holding Corp. (Banks)	23,374	322,327
Wilshire Bancorp, Inc. (Banks)	4,524	49,900
Winnebago Industries, Inc.* (Home Builders)	3,393	49,572
Wintrust Financial Corp. (Banks)	7,163	266,535
Wolverine World Wide, Inc. (Apparel)	4,147	120,927
World Fuel Services Corp. (Retail)	14,326	381,645
Zale Corp.* (Retail)	5,655	15,495
Zenith National Insurance Corp. (Insurance)	9,048	346,719
Zep, Inc. (Chemicals)	3,016	65,990

TOTAL COMMON STOCKS
(Cost $43,222,580)		51,390,736

	Principal Amount

Repurchase Agreements (0.6%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $90,000 (Collateralized by $92,700 U.S. Treasury Notes, 3.00%, 9/30/16, market value $91,853)	$90,000	90,000
Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $44,000 (Collateralized by $45,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $44,984)	44,000	44,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $170,000 (Collateralized by $164,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $174,456)	170,000	170,000
UBS, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $6,000 (Collateralized by $7,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $7,070)	6,000	6,000

TOTAL REPURCHASE AGREEMENTS
(Cost $310,000)		310,000

TOTAL INVESTMENT SECURITIES
(Cost $43,532,580)—100.2%		51,700,736
Net other assets (liabilities)—(0.2)%		(108,615)

NET ASSETS—100.0%		$51,592,121

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at March 31, 2010.
ProFund VP Small-Cap Value invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Advertising	$93,142	0.2%
Aerospace/Defense	1,765,799	3.4%
Agriculture	109,379	0.2%
Airlines	193,808	0.4%
Apparel	883,500	1.7%
Auto Parts & Equipment	185,936	0.4%
Banks	5,495,324	10.7%
Biotechnology	281,318	0.5%
Building Materials	1,251,503	2.4%
Chemicals	1,249,304	2.4%
Commercial Services	2,888,792	5.6%
Computers	631,407	1.2%
Distribution/Wholesale	1,212,605	2.3%
Diversified Financial Services	439,266	0.8%
Electric	1,298,606	2.5%
Electrical Components & Equipment	477,923	0.9%
Electronics	1,874,371	3.6%
Energy - Alternate Sources	65,756	0.1%
Engineering & Construction	723,447	1.4%
Entertainment	84,456	0.2%
Environmental Control	96,814	0.2%
Food	938,131	1.8%
Forest Products & Paper	580,923	1.1%
Gas	1,838,398	3.6%
Healthcare - Products	1,244,816	2.4%
Healthcare - Services	1,705,095	3.3%
Home Builders	404,070	0.8%
Home Furnishings	204,809	0.4%
Household Products/Wares	461,185	0.9%
Housewares	203,908	0.4%
Insurance	2,093,745	4.1%
Internet	218,306	0.4%
Iron/Steel	151,870	0.3%
Leisure Time	527,216	1.0%
Lodging	86,201	0.2%
Machinery - Construction & Mining	131,015	0.3%
Machinery - Diversified	1,164,701	2.3%
Media	57,342	0.1%
Metal Fabricate/Hardware	491,932	1.0%
Mining	329,279	0.6%
Miscellaneous Manufacturing	2,081,303	4.0%
Office Furnishings	157,164	0.3%
Oil & Gas	930,824	1.8%
Oil & Gas Services	311,431	0.6%
Pharmaceuticals	403,650	0.8%
REIT	3,631,206	7.0%
Retail	4,651,699	9.0%
Savings & Loans	135,863	0.3%
Semiconductors	1,334,611	2.6%
Software	803,326	1.6%
Storage/Warehousing	40,878	0.1%
Telecommunications	1,442,159	2.8%
Textiles	165,571	0.3%
Toys/Games/Hobbies	123,143	0.2%
Transportation	964,019	1.9%
Water	78,491	0.2%
Other**	201,385	0.4%

Total	$51,592,121	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$51,390,736	$-	$-	$51,390,736
Repurchase Agreements	-	310,000	-	310,000

Total Investment Securities	$51,390,736	$310,000	$-	$51,700,736

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (99.9%)
AAON, Inc. (Building Materials)	1,928	$43,611
Abaxis, Inc.* (Healthcare - Products)	3,856	104,845
Acadia Realty Trust (REIT)	7,230	129,128
Actel Corp.* (Semiconductors)	1,928	26,703
Administaff, Inc. (Commercial Services)	1,928	41,144
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,928	31,928
Aerovironment, Inc.* (Aerospace/Defense)	2,410	62,925
Air Methods Corp.* (Healthcare - Services)	1,928	65,552
Align Technology, Inc.* (Healthcare - Products)	12,050	233,047
Allegiant Travel Co.* (Airlines)	2,410	139,443
Almost Family, Inc.* (Healthcare - Services)	1,446	54,500
AMCOL International Corp. (Mining)	4,338	117,994
Amedisys, Inc.* (Healthcare - Services)	4,820	266,160
American Medical Systems Holdings, Inc.* (Healthcare - Products)	13,496	250,756
American Public Education, Inc.* (Commercial Services)	1,446	67,384
American Science & Engineering, Inc. (Electronics)	482	36,111
American States Water Co. (Water)	1,446	50,176
AmSurg Corp.* (Healthcare - Services)	2,410	52,032
Analogic Corp. (Electronics)	482	20,596
Anixter International, Inc.* (Telecommunications)	2,410	112,908
Applied Signal Technology, Inc. (Telecommunications)	964	18,875
Arbitron, Inc. (Commercial Services)	4,820	128,501
ArQule, Inc.* (Biotechnology)	1,928	11,105
Arris Group, Inc.* (Telecommunications)	11,086	133,143
ATC Technology Corp.* (Auto Parts & Equipment)	1,446	24,813
ATMI, Inc.* (Semiconductors)	2,892	55,845
AZZ, Inc. (Miscellaneous Manufacturing)	1,928	65,263
Badger Meter, Inc. (Electronics)	1,446	55,685
Balchem Corp. (Chemicals)	4,820	118,813
Baldor Electric Co. (Hand/Machine Tools)	7,230	270,402
Bank of the Ozarks, Inc. (Banks)	964	33,923
Belden, Inc. (Electrical Components & Equipment)	3,856	105,886
Big 5 Sporting Goods Corp. (Retail)	3,856	58,688
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	1,928	84,774
BioMed Realty Trust, Inc. (REIT)	8,194	135,529
BJ’s Restaurants, Inc.* (Retail)	3,374	78,614
Blackbaud, Inc. (Software)	7,712	194,265
Blue Coat Systems, Inc.* (Internet)	7,230	224,419
Blue Nile, Inc.* (Internet)	2,410	132,598
Boston Beer Co., Inc. - Class A* (Beverages)	1,446	75,568
Brady Corp. - Class A (Electronics)	4,338	134,999
Brookline Bancorp, Inc. (Savings & Loans)	4,338	46,156
Brooks Automation, Inc.* (Semiconductors)	5,302	46,764
Brush Engineered Materials, Inc.* (Mining)	1,446	32,636
Buckeye Technologies, Inc.* (Forest Products & Paper)	3,374	44,132
Buffalo Wild Wings, Inc.* (Retail)	2,892	139,134
Cabot Microelectronics Corp.* (Chemicals)	1,446	54,702
Cal-Maine Foods, Inc. (Food)	1,928	65,340
Calavo Growers, Inc. (Food)	1,928	35,167
Calgon Carbon Corp.* (Environmental Control)	5,784	99,022
California Pizza Kitchen, Inc.* (Retail)	4,338	72,835
Cantel Medical Corp. (Healthcare - Products)	1,928	38,271
Capella Education Co.* (Commercial Services)	2,410	223,744
CARBO Ceramics, Inc. (Oil & Gas Services)	3,374	210,335
Carter’s, Inc.* (Apparel)	5,784	174,445
Cash America International, Inc. (Retail)	5,302	209,323
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	6,748	279,232
Cbeyond, Inc.* (Telecommunications)	4,820	65,938
CEC Entertainment, Inc.* (Retail)	3,856	146,914
Chemed Corp. (Commercial Services)	2,410	131,056
CIRCOR International, Inc. (Metal Fabricate/Hardware)	964	32,014
City Holding Co. (Banks)	964	33,056
Clarcor, Inc. (Miscellaneous Manufacturing)	3,856	132,993
Cognex Corp. (Machinery - Diversified)	3,856	71,297
Coinstar, Inc.* (Commercial Services)	5,302	172,315
Commvault Systems, Inc.* (Software)	7,712	164,651
Compellent Technologies, Inc.* (Computers)	3,856	67,673
Computer Programs & Systems, Inc. (Software)	1,446	56,510
comScore, Inc.* (Internet)	4,338	72,401
Concur Technologies, Inc.* (Software)	7,712	316,269
Consolidated Graphics, Inc.* (Commercial Services)	964	39,919
Cooper Cos., Inc. (Healthcare - Products)	8,194	318,583
CorVel Corp.* (Commercial Services)	964	34,463
Cracker Barrel Old Country Store, Inc. (Retail)	3,856	178,841
Crocs, Inc.* (Apparel)	15,424	135,268
CryoLife, Inc.* (Biotechnology)	1,928	12,474
CSG Systems International, Inc.* (Software)	6,266	131,335
Cubic Corp. (Electronics)	964	34,704
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	10,122	228,150
Curtiss-Wright Corp. (Aerospace/Defense)	3,374	117,415

See accompanying notes to the Schedules of Portfolio Investments.

Cyberonics, Inc.* (Healthcare - Products)	4,338	83,116
CyberSource Corp.* (Internet)	12,532	221,064
Cymer, Inc.* (Electronics)	5,302	197,765
Cypress Semiconductor Corp.* (Semiconductors)	29,402	338,123
Daktronics, Inc. (Electronics)	3,374	25,710
Darling International, Inc.* (Environmental Control)	14,460	129,562
DealerTrack Holdings, Inc.* (Internet)	7,230	123,488
Deckers Outdoor Corp.* (Apparel)	1,928	266,064
Delphi Financial Group, Inc. - Class A (Insurance)	4,338	109,144
Deltic Timber Corp. (Forest Products & Paper)	482	21,232
Diamond Foods, Inc. (Food)	1,446	60,790
DiamondRock Hospitality Co. (REIT)	22,172	224,159
Dime Community Bancshares, Inc. (Savings & Loans)	1,446	18,263
DineEquity, Inc.* (Retail)	1,446	57,204
Diodes, Inc.* (Semiconductors)	6,266	140,358
Dionex Corp.* (Electronics)	2,892	216,264
Dress Barn, Inc.* (Retail)	10,604	277,401
Drill-Quip, Inc.* (Oil & Gas Services)	5,302	322,574
DSP Group, Inc.* (Semiconductors)	1,446	12,045
DTS, Inc.* (Home Furnishings)	2,892	98,444
Eagle Materials, Inc. - Class A (Building Materials)	3,374	89,546
EastGroup Properties, Inc. (REIT)	2,410	90,953
Ebix, Inc.* (Software)	5,302	84,673
Eclipsys Corp.* (Software)	10,122	201,225
eHealth, Inc.* (Insurance)	3,856	60,732
El Paso Electric Co.* (Electric)	3,374	69,504
Emergent Biosolutions, Inc.* (Biotechnology)	964	16,205
Entertainment Properties Trust (REIT)	3,856	158,597
Enzo Biochem, Inc.* (Biotechnology)	5,784	34,820
Epicor Software Corp.* (Software)	8,194	78,335
EPIQ Systems, Inc.* (Software)	3,856	47,930
eResearchTechnology, Inc.* (Internet)	7,230	49,959
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	2,410	76,662
Exar Corp.* (Semiconductors)	3,856	27,185
Exponent, Inc.* (Commercial Services)	2,410	68,733
Extra Space Storage, Inc. (REIT)	5,784	73,341
EZCORP, Inc. - Class A* (Retail)	4,820	99,292
FARO Technologies, Inc.* (Electronics)	2,892	74,469
FEI Co.* (Electronics)	4,338	99,384
First Cash Financial Services, Inc.* (Retail)	4,820	103,967
First Financial Bancorp (Banks)	3,856	68,598
First Financial Bankshares, Inc. (Banks)	1,928	99,388
Forestar Group, Inc.* (Real Estate)	6,266	118,302
Forrester Research, Inc.* (Commercial Services)	2,410	72,469
Forward Air Corp. (Transportation)	4,820	126,766
Fuller (H.B.) Co. (Chemicals)	2,892	67,123
Gardner Denver, Inc. (Machinery - Diversified)	9,158	403,318
GenCorp, Inc.* (Aerospace/Defense)	9,158	52,750
Genesco, Inc.* (Retail)	1,928	59,787
Genoptix, Inc.* (Healthcare - Services)	2,892	102,637
Greatbatch, Inc.* (Electrical Components & Equipment)	2,410	51,068
Gulf Island Fabrication, Inc. (Oil & Gas Services)	2,410	52,417
Haemonetics Corp.* (Healthcare - Products)	2,410	137,731
Hancock Holding Co. (Banks)	2,410	100,762
Healthcare Realty Trust, Inc. (REIT)	4,338	101,032
Healthcare Services Group, Inc. (Commercial Services)	4,338	97,128
Healthways, Inc.* (Healthcare - Services)	5,784	92,949
Heartland Express, Inc. (Transportation)	4,820	79,530
Heidrick & Struggles International, Inc. (Commercial Services)	2,892	81,063
Hibbett Sports, Inc.* (Retail)	4,820	123,296
Hillenbrand, Inc. (Commercial Services)	4,820	105,992
Hittite Microwave Corp.* (Semiconductors)	3,856	169,548
HMS Holdings Corp.* (Commercial Services)	4,338	221,195
Holly Corp. (Oil & Gas)	3,856	107,621
Home Bancshares, Inc. (Banks)	964	25,488
Home Properties, Inc. (REIT)	2,892	135,346
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,856	71,606
HSN, Inc.* (Retail)	7,230	212,851
Hub Group, Inc. - Class A* (Transportation)	2,892	80,918
Iconix Brand Group, Inc.* (Apparel)	12,532	192,491
ICU Medical, Inc.* (Healthcare - Products)	964	33,210
II-VI, Inc.* (Electronics)	4,338	146,798
Integra LifeSciences Holdings* (Biotechnology)	3,374	147,882
Integral Systems, Inc.* (Computers)	1,446	13,925
Interactive Intelligence, Inc.* (Software)	1,928	36,034
Interval Leisure Group, Inc.* (Leisure Time)	6,748	98,251
Intevac, Inc.* (Machinery - Diversified)	3,856	53,290
inVentiv Health, Inc.* (Advertising)	2,410	54,129
Investment Technology Group, Inc.* (Diversified Financial Services)	4,820	80,446
ION Geophysical Corp.* (Oil & Gas Services)	13,014	64,029
Iowa Telecommunications Services, Inc. (Telecommunications)	2,410	40,247
IPC The Hospitalist Co.* (Healthcare - Services)	2,410	84,615
J & J Snack Foods Corp. (Food)	964	41,905
j2 Global Communications, Inc.* (Internet)	8,194	191,740
JDA Software Group, Inc.* (Software)	6,266	174,320
Jo-Ann Stores, Inc.* (Retail)	2,892	121,406
See accompanying notes to the Schedules of Portfolio Investments.

John Bean Technologies Corp. (Miscellaneous Manufacturing)	2,892	50,726
Jos. A. Bank Clothiers, Inc.* (Retail)	2,892	158,048
Kaydon Corp. (Metal Fabricate/Hardware)	3,374	126,862
Keithley Instruments, Inc. (Electronics)	964	6,362
Kensey Nash Corp.* (Healthcare - Products)	1,928	45,482
Kid Brands, Inc.* (Household Products/Wares)	964	8,339
Kilroy Realty Corp. (REIT)	3,374	104,054
Knight Transportation, Inc. (Transportation)	5,784	121,985
Kopin Corp.* (Semiconductors)	11,568	42,802
Kulicke & Soffa Industries, Inc.* (Semiconductors)	5,784	41,934
La-Z-Boy, Inc.* (Home Furnishings)	4,338	54,399
Lance, Inc. (Food)	2,892	66,892
Landauer, Inc. (Commercial Services)	482	31,436
LaSalle Hotel Properties (REIT)	7,712	179,690
LHC Group, Inc.* (Healthcare - Services)	2,410	80,807
Lindsay Manufacturing Co. (Machinery - Diversified)	964	39,919
Littelfuse, Inc.* (Electrical Components & Equipment)	2,410	91,604
LTC Properties, Inc. (REIT)	1,928	52,172
Lufkin Industries, Inc. (Oil & Gas Services)	2,410	190,751
Lumber Liquidators Holdings, Inc.* (Retail)	2,410	64,275
Maidenform Brands, Inc.* (Apparel)	1,928	42,127
Manhattan Associates, Inc.* (Computers)	3,856	98,251
MAXIMUS, Inc. (Commercial Services)	2,892	176,210
Medical Properties Trust, Inc. (REIT)	14,460	151,541
Mednax, Inc.* (Healthcare - Services)	8,194	476,809
Mercury Computer Systems, Inc.* (Computers)	3,856	52,904
Meridian Bioscience, Inc. (Healthcare - Products)	3,856	78,547
Merit Medical Systems, Inc.* (Healthcare - Products)	2,892	44,103
Methode Electronics, Inc. (Electronics)	1,928	19,087
Micrel, Inc. (Semiconductors)	3,856	41,105
Microsemi Corp.* (Semiconductors)	5,784	100,295
Mid-America Apartment Communities, Inc. (REIT)	2,410	124,814
Midas, Inc.* (Commercial Services)	964	10,874
Mobile Mini, Inc.* (Storage/Warehousing)	4,338	67,196
Monro Muffler Brake, Inc. (Commercial Services)	3,374	120,654
MTS Systems Corp. (Computers)	964	27,985
Multimedia Games, Inc.* (Leisure Time)	2,410	9,399
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	964	38,946
National Presto Industries, Inc. (Housewares)	482	57,315
National Retail Properties, Inc. (REIT)	7,712	176,065
Natus Medical, Inc.* (Healthcare - Products)	4,820	76,686
NBT Bancorp, Inc. (Banks)	2,410	55,068
NCI, Inc. - Class A* (Computers)	482	14,571
Neogen Corp.* (Pharmaceuticals)	3,856	96,786
NETGEAR, Inc.* (Telecommunications)	6,266	163,543
NetScout Systems, Inc.* (Computers)	6,266	92,674
Network Equipment Technologies, Inc.* (Telecommunications)	2,410	13,279
Neutral Tandem, Inc.* (Telecommunications)	5,784	92,428
NewMarket Corp. (Chemicals)	1,928	198,565
Newport Corp.* (Electronics)	2,410	30,125
Northwest Natural Gas Co. (Gas)	1,446	67,384
Novatel Wireless, Inc.* (Telecommunications)	5,302	35,682
NTELOS Holdings Corp. (Telecommunications)	5,302	94,323
Nutri/System, Inc. (Commercial Services)	5,302	94,429
Odyssey Healthcare, Inc.* (Healthcare - Services)	5,784	104,748
OfficeMax, Inc.* (Retail)	5,302	87,059
Oil States International, Inc.* (Oil & Gas Services)	8,676	393,370
Old Dominion Freight Line, Inc.* (Transportation)	2,410	80,470
Omnicell, Inc.* (Software)	3,856	54,100
On Assignment, Inc.* (Commercial Services)	3,374	24,057
optionsXpress Holdings, Inc.* (Diversified Financial Services)	7,712	125,628
Orbital Sciences Corp.* (Aerospace/Defense)	3,856	73,303
Oxford Industries, Inc. (Apparel)	964	19,598
P.F. Chang’s China Bistro, Inc.* (Retail)	3,856	170,165
Papa John’s International, Inc.* (Retail)	1,928	49,569
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	6,266	155,397
PAREXEL International Corp.* (Commercial Services)	6,748	157,296
Park Electrochemical Corp. (Electronics)	1,446	41,558
Peet’s Coffee & Tea, Inc.* (Beverages)	1,928	76,445
Perficient, Inc.* (Internet)	5,302	59,754
Pericom Semiconductor Corp.* (Semiconductors)	4,338	46,460
PetMed Express, Inc. (Pharmaceuticals)	3,856	85,488
PetroQuest Energy, Inc.* (Oil & Gas)	4,820	24,245
Phase Forward, Inc.* (Software)	7,712	100,796
Phoenix Technologies, Ltd.* (Software)	2,892	9,312
Pinnacle Entertainment, Inc.* (Entertainment)	3,856	37,557
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	482	19,425
Plexus Corp.* (Electronics)	4,338	156,298

See accompanying notes to the Schedules of Portfolio Investments.

Polaris Industries, Inc. (Leisure Time)	5,784	295,909
PolyOne Corp.* (Chemicals)	7,712	78,971
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	2,892	158,684
Powell Industries, Inc.* (Electrical Components & Equipment)	964	31,359
Pre-Paid Legal Services, Inc. (Commercial Services)	482	18,244
Progress Software Corp.* (Software)	3,374	106,045
PS Business Parks, Inc. (REIT)	1,446	77,216
PSS World Medical, Inc.* (Healthcare - Products)	5,302	124,650
Quality Systems, Inc. (Software)	3,374	207,299
Quanex Building Products Corp. (Building Materials)	2,410	39,837
Radiant Systems, Inc.* (Computers)	4,820	68,781
RadiSys Corp.* (Computers)	1,446	12,956
RC2 Corp.* (Toys/Games/Hobbies)	1,446	21,647
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	11,568	306,436
RehabCare Group, Inc.* (Healthcare - Services)	4,338	118,297
RLI Corp. (Insurance)	964	54,967
Rock-Tenn Co. - Class A (Forest Products & Paper)	3,856	175,718
RTI International Metals, Inc.* (Mining)	2,892	87,714
Rudolph Technologies, Inc.* (Semiconductors)	2,410	20,654
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	9,640	359,090
Sanderson Farms, Inc. (Food)	2,892	155,040
Savient Pharmaceuticals, Inc.* (Biotechnology)	12,050	174,122
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,892	137,544
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,410	194,391
Shuffle Master, Inc.* (Entertainment)	9,640	78,952
Sigma Designs, Inc.* (Semiconductors)	4,820	56,539
Signature Bank* (Banks)	7,230	267,871
Skechers U.S.A., Inc. - Class A* (Apparel)	3,856	140,050
Skyworks Solutions, Inc.* (Semiconductors)	31,812	496,267
Smith Corp. (Miscellaneous Manufacturing)	1,928	101,355
Smith Micro Software, Inc.* (Software)	5,302	46,870
Sonic Automotive, Inc.* (Retail)	2,410	26,510
Sonic Corp.* (Retail)	11,086	122,500
Sonic Solutions* (Electronics)	2,892	27,098
Sovran Self Storage, Inc. (REIT)	1,928	67,210
Spartan Motors, Inc. (Auto Parts & Equipment)	2,892	16,195
St. Mary Land & Exploration Co. (Oil & Gas)	11,086	385,904
Stamps.com, Inc.* (Internet)	1,928	19,473
Standard Microsystems Corp.* (Semiconductors)	1,446	33,663
Stanley, Inc.* (Engineering & Construction)	2,892	81,815
StarTek, Inc.* (Commercial Services)	964	6,700
Stein Mart, Inc.* (Retail)	2,410	21,762
Stepan Co. (Chemicals)	482	26,939
Stifel Financial Corp.* (Diversified Financial Services)	5,302	284,982
Stone Energy Corp.* (Oil & Gas)	2,892	51,333
Stratasys, Inc.* (Computers)	3,374	82,258
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	3,374	40,454
Superior Well Services, Inc.* (Oil & Gas Services)	2,892	38,695
Supertex, Inc.* (Semiconductors)	964	24,669
SurModics, Inc.* (Healthcare - Products)	2,892	60,558
Swift Energy Co.* (Oil & Gas)	2,892	88,900
Sykes Enterprises, Inc.* (Computers)	7,230	165,133
Symmetricom, Inc.* (Telecommunications)	2,892	16,860
Synaptics, Inc.* (Computers)	5,784	159,696
Taleo Corp. - Class A* (Software)	6,748	174,841
Tanger Factory Outlet Centers, Inc. (REIT)	3,856	166,425
Tekelec* (Telecommunications)	4,820	87,531
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,892	119,353
TeleTech Holdings, Inc.* (Commercial Services)	5,784	98,791
Tessera Technologies, Inc.* (Semiconductors)	8,676	175,949
Tetra Tech, Inc.* (Environmental Control)	11,086	255,421
TETRA Technologies, Inc.* (Oil & Gas Services)	13,496	164,921
Texas Roadhouse, Inc. - Class A* (Retail)	9,158	127,205
The Andersons, Inc. (Agriculture)	2,892	96,824
The Buckle, Inc. (Retail)	4,338	159,465
The Cato Corp. - Class A (Retail)	1,928	41,336
The Gymboree Corp.* (Apparel)	5,302	273,742
The Knot, Inc.* (Internet)	5,302	41,462
The Men’s Wearhouse, Inc. (Retail)	4,820	115,391
The Navigators Group, Inc.* (Insurance)	964	37,914
Theragenics Corp.* (Pharmaceuticals)	1,928	3,200
THQ, Inc.* (Software)	3,856	27,031
Tompkins Financial Corp. (Banks)	482	17,583
Toro Co. (Housewares)	2,892	142,200
Tower Group, Inc. (Insurance)	7,712	170,975
Tractor Supply Co. (Retail)	3,856	223,841
TradeStation Group, Inc.* (Diversified Financial Services)	5,784	40,546
TreeHouse Foods, Inc.* (Food)	5,784	253,744
TriQuint Semiconductor, Inc.* (Semiconductors)	27,474	192,318
Triumph Group, Inc. (Aerospace/Defense)	1,446	101,350
True Religion Apparel, Inc.* (Apparel)	4,338	131,702
TrustCo Bank Corp. NY (Banks)	4,820	29,739
TTM Technologies, Inc.* (Electronics)	7,712	68,483
Tyler Technologies, Inc.* (Computers)	4,820	90,423
Ultratech Stepper, Inc.* (Semiconductors)	1,928	26,221

See accompanying notes to the Schedules of Portfolio Investments.

UMB Financial Corp. (Banks)	2,410	97,846
UniFirst Corp. (Textiles)	1,446	74,469
United Online, Inc. (Internet)	5,302	39,659
Universal Electronics, Inc.* (Home Furnishings)	2,410	53,839
Universal Technical Institute, Inc.* (Commercial Services)	1,446	32,998
Urstadt Biddle Properties - Class A (REIT)	1,446	22,861
USA Mobility, Inc. (Telecommunications)	1,446	18,321
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	6,748	223,494
Veeco Instruments, Inc.* (Semiconductors)	7,230	314,505
ViaSat, Inc.* (Telecommunications)	6,266	216,866
Vicor Corp.* (Electrical Components & Equipment)	1,928	26,626
Volcom, Inc.* (Apparel)	2,892	56,452
Watsco, Inc. (Distribution/Wholesale)	1,928	109,665
Watts Water Technologies, Inc. - Class A (Electronics)	2,892	89,826
WD-40 Co. (Household Products/Wares)	964	31,648
Websense, Inc.* (Internet)	7,712	175,602
West Pharmaceutical Services, Inc. (Healthcare - Products)	3,374	141,539
Winnebago Industries, Inc.* (Home Builders)	2,410	35,210
Wolverine World Wide, Inc. (Apparel)	5,784	168,661
World Acceptance Corp.* (Diversified Financial Services)	2,892	104,343
Wright Express Corp.* (Commercial Services)	6,748	203,250
Zep, Inc. (Chemicals)	1,446	31,638
Zoll Medical Corp.* (Healthcare - Products)	3,856	101,644
Zumiez, Inc.* (Retail)	3,374	69,133

TOTAL COMMON STOCKS
(Cost $27,701,760)		36,765,018

	Principal
	Amount

Repurchase Agreements (0.2%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $16,000 (Collateralized by $16,500 U.S. Treasury Notes, 3.00%, 9/30/16, market value $16,349)	$16,000	16,000
Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $8,000 (Collateralized by $9,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $8,997)	8,000	8,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $31,000 (Collateralized by $30,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $31,913)	31,000	31,000
UBS, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,031)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $56,000)		56,000

TOTAL INVESTMENT SECURITIES
(Cost $27,757,760)—100.1%		36,821,018
Net other assets (liabilities)—(0.1)%		(18,459)

NET ASSETS—100.0%		$36,802,559

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at March 31, 2010.

ProFund VP Small-Cap Growth invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Advertising	$54,129	0.1%
Aerospace/Defense	527,096	1.4%
Agriculture	96,824	0.3%
Airlines	139,443	0.4%
Apparel	1,600,600	4.4%
Auto Parts & Equipment	41,008	0.1%
Banks	829,322	2.3%
Beverages	152,013	0.4%
Biotechnology	703,044	1.9%
Building Materials	172,994	0.5%
Chemicals	576,751	1.6%
Commercial Services	2,460,045	6.7%
Computers	947,230	2.6%
Distribution/Wholesale	148,611	0.4%
Diversified Financial Services	814,054	2.2%
Electric	69,504	0.2%
Electrical Components & Equipment	338,471	0.9%
Electronics	1,481,322	4.0%
Engineering & Construction	81,815	0.2%
Entertainment	116,509	0.3%
Environmental Control	484,005	1.3%
Food	678,878	1.8%
Forest Products & Paper	378,626	1.0%
Gas	67,384	0.2%
Hand/Machine Tools	270,402	0.7%
Healthcare - Products	1,872,768	5.1%
Healthcare - Services	1,583,880	4.3%
Home Builders	35,210	0.1%
Home Furnishings	206,682	0.6%
Household Products/Wares	39,987	0.1%
Housewares	199,515	0.5%
Insurance	433,732	1.2%
Internet	1,351,619	3.7%
Leisure Time	403,559	1.1%
Machinery - Diversified	567,824	1.5%
Metal Fabricate/Hardware	158,876	0.4%
Mining	238,344	0.7%
Miscellaneous Manufacturing	467,453	1.3%
Oil & Gas	658,003	1.8%
Oil & Gas Services	1,703,089	4.6%
Pharmaceuticals	1,207,343	3.3%
REIT	2,170,133	5.9%

See accompanying notes to the Schedules of Portfolio Investments.

Real Estate	118,302	0.3%
Retail	3,375,812	9.2%
Savings & Loans	64,419	0.2%
Semiconductors	2,653,446	7.2%
Software	2,211,841	6.0%
Storage/Warehousing	67,196	0.2%
Telecommunications	1,109,944	3.0%
Textiles	74,469	0.2%
Toys/Games/Hobbies	21,647	0.1%
Transportation	489,669	1.3%
Water	50,176	0.1%
Other**	37,541	0.1%

Total	$36,802,559	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$36,765,018	$-	$-	$36,765,018
Repurchase Agreements	-	56,000	-	56,000

Total Investment Securities	$36,765,018	$56,000	$-	$36,821,018

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks† (99.7%)
AU Optronics Corp. (Electronics)	153,655	$1,740,911
Baidu, Inc.* (Internet)	5,925	3,537,225
BHP Billiton, Ltd. (Mining)	104,280	8,375,770
China Life Insurance Co., Ltd. (Insurance)	82,555	5,947,262
China Mobile, Ltd. (Telecommunications)	155,630	7,488,916
China Petroleum and Chemical Corp. (Oil & Gas)	65,175	5,359,992
China Unicom, Ltd. (Telecommunications)	162,740	1,814,551
Chunghwa Telecom Co., Ltd. (Telecommunications)	100,169	1,946,284
CNOOC, Ltd. (Oil & Gas)	23,700	3,912,396
Ctrip.com International, Ltd.* (Internet)	67,940	2,663,248
Flextronics International, Ltd.* (Electronics)	350,365	2,746,862
Focus Media Holding, Ltd.* (Advertising)	159,580	2,913,931
HDFC Bank, Ltd. (Banks)	17,775	2,477,657
ICICI Bank, Ltd. (Banks)	59,645	2,546,841
Infosys Technologies, Ltd. (Software)	54,905	3,231,159
JA Solar Holdings Co., Ltd.* (Energy - Alternate Sources)	276,105	1,548,949
LDK Solar Co., Ltd.* (Energy - Alternate Sources)	144,965	950,970
Mindray Medical International, Ltd. (Healthcare - Products)	60,040	2,186,657
Netease.com, Inc.* (Internet)	41,475	1,471,118
New Oriental Education & Technology Group, Inc.* (Commercial Services)	24,095	2,060,363
PetroChina Co., Ltd. (Oil & Gas)	111,390	13,057,136
POSCO (Iron/Steel)	26,465	3,096,670
Satyam Computer Services, Ltd.* (Software)	509,550	2,659,851
Shanda Interactive Entertainment, Ltd.* (Internet)	24,490	1,067,519
SINA Corp.* (Internet)	45,030	1,697,181
SK Telecom Co., Ltd. (Telecommunications)	111,390	1,922,591
Sohu.com, Inc.* (Internet)	21,725	1,186,185
Suntech Power Holdings Co., Ltd.* (Energy - Alternate Sources)	84,135	1,179,573
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	283,610	2,975,069
Yingli Green Energy Holding Co., Ltd.* (Energy - Alternate Sources)	102,305	1,303,366

TOTAL COMMON STOCKS
(Cost $51,221,032)		95,066,203

	Principal
	Amount

Repurchase Agreements (0.1%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $21,000 (Collateralized by $21,700 U.S. Treasury Notes, 3.00%, 9/30/16, market value $21,502)	$21,000	21,000
Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $10,000 (Collateralized by $11,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $10,996)	10,000	10,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $42,000 (Collateralized by $41,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $43,614)	42,000	42,000
UBS, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,031)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $74,000)		74,000

TOTAL INVESTMENT SECURITIES
(Cost $51,295,032)—99.8%		95,140,203
Net other assets (liabilities)—0.2%		201,496

NET ASSETS—100.0%		$95,341,699

†	As of March 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at March 31, 2010.

ProFund VP Asia 30 invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Advertising	$2,913,931	3.1%
Banks	5,024,498	5.3%
Commercial Services	2,060,363	2.2%
Electronics	4,487,773	4.7%
Energy - Alternate Sources	4,982,858	5.2%
Healthcare - Products	2,186,657	2.3%
Insurance	5,947,262	6.2%
Internet	11,622,476	12.2%
Iron/Steel	3,096,670	3.2%
Mining	8,375,770	8.8%
Oil & Gas	22,329,524	23.4%
Semiconductors	2,975,069	3.1%
Software	5,891,010	6.2%
Telecommunications	13,172,342	13.8%
Other**	275,496	0.3%

Total	$95,341,699	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of March 31, 2010:

		% of
	Value	Net Assets

Australia	$8,375,770	8.8%
China	48,130,675	50.4%
Hong Kong	13,215,863	13.9%
India	10,915,508	11.5%
South Korea	5,019,261	5.3%
Singapore	2,746,862	2.9%
Taiwan	6,662,264	6.9%
Other**	275,496	0.3%

Total	$95,341,699	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$95,066,203	$-	$-	$95,066,203
Repurchase Agreements	-	74,000	-	74,000

Total Investment Securities	$95,066,203	$74,000	$-	$95,140,203

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks† (99.2%)
ABB, Ltd. (Engineering & Construction)	72,433	$1,581,937
ACE, Ltd. (Insurance)	20,512	1,072,778
Alcon, Inc. (Healthcare - Products)	10,256	1,656,959
ArcelorMittal (Iron/Steel)	41,665	1,829,510
AstraZeneca PLC (Pharmaceuticals)	35,255	1,576,604
Barclays PLC (Banks)	69,869	1,519,651
BHP Billiton PLC (Mining)	50,639	3,465,227
BP PLC (Oil & Gas)	51,280	2,926,550
Covidien PLC (Healthcare - Products)	26,922	1,353,638
Credit Suisse Group (Diversified Financial Services)	31,409	1,613,794
Deutsche Bank AG (Banks)	19,230	1,478,210
Diageo PLC (Beverages)	21,153	1,426,770
DryShips, Inc.* (Transportation)	105,765	617,668
GlaxoSmithKline PLC (Pharmaceuticals)	53,203	2,049,380
HSBC Holdings PLC (Banks)	57,690	2,924,306
Nokia, Corp. (Telecommunications)	93,586	1,454,326
Novartis AG (Pharmaceuticals)	49,998	2,704,892
Rio Tinto PLC (Mining)	8,333	1,972,671
Royal Dutch Shell PLC - Class A (Oil & Gas)	50,639	2,929,973
Sanofi-Aventis (Pharmaceuticals)	55,767	2,083,455
SAP AG (Software)	31,409	1,512,971
Siemens AG (Miscellaneous Manufacturing)	20,512	2,050,585
Telefonaktiebolaget LM Ericsson (Telecommunications)	121,149	1,263,584
Tenaris S.A. (Iron/Steel)	32,050	1,376,227
Total Fina S.A. (Oil & Gas)	41,024	2,380,212
Transocean, Ltd.* (Oil & Gas)	13,461	1,162,761
Tyco International, Ltd. (Miscellaneous Manufacturing)	33,332	1,274,949
UBS AG* (Diversified Financial Services)	87,176	1,419,225
Unilever N.V. (Food)	66,023	1,991,254
Vodafone Group PLC (Telecommunications)	101,919	2,373,693

TOTAL COMMON STOCKS
(Cost $39,646,739)		55,043,760

	Principal
	Amount

Repurchase Agreements (1.1%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $178,000 (Collateralized by $183,300 U.S. Treasury Notes, 3.00%, 9/30/16, market value $181,625)	$178,000	178,000
Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $88,000 (Collateralized by $90,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $89,968)	88,000	88,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $336,000 (Collateralized by $323,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $343,594)	336,000	336,000
UBS, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $12,000 (Collateralized by $13,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $13,130)	12,000	12,000

TOTAL REPURCHASE AGREEMENTS
(Cost $614,000)		614,000

TOTAL INVESTMENT SECURITIES
(Cost $40,260,739)—100.3%		55,657,760
Net other assets (liabilities)—(0.3)%		(172,149)

NET ASSETS—100.0%		$55,485,611

†	As of March 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at March 31, 2010.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 6/21/10 (Underlying notional amount at value $582,500)	10	$9,653

ProFund VP Europe 30 invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Banks	$5,922,167	10.7%
Beverages	1,426,770	2.6%
Diversified Financial Services	3,033,019	5.5%
Engineering & Construction	1,581,937	2.8%
Food	1,991,254	3.6%
Healthcare - Products	3,010,597	5.4%
Insurance	1,072,778	1.9%
Iron/Steel	3,205,737	5.8%
Mining	5,437,898	9.8%
Miscellaneous Manufacturing	3,325,534	6.0%
Oil & Gas	9,399,496	16.9%
Pharmaceuticals	8,414,331	15.2%
Software	1,512,971	2.7%
Telecommunications	5,091,603	9.2%
Transportation	617,668	1.1%
Other**	441,851	0.8%

Total	$55,485,611	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 31, 2010:

		% of
	Value	Net Assets

Finland	$1,454,326	2.6%
France	4,463,667	8.0%
Germany	5,041,766	9.1%
Greece	617,668	1.1%
Ireland	1,353,638	2.4%
Luxembourg	3,205,737	5.8%
Netherlands	1,991,254	3.6%
Sweden	1,263,584	2.3%
Switzerland	12,487,295	22.5%
United Kingdom	23,164,825	41.8%
Other**	441,851	0.8%

Total	$55,485,611	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$55,043,760	$-	$-	$55,043,760
Repurchase Agreements	-	614,000	-	614,000

Total Investment Securities	55,043,760	614,000	-	55,657,760

Other Financial Instruments^	9,653	-	-	9,653

Total Investments	$55,053,413	$614,000	$-	$55,667,413

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	March 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (93.7%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,648,000 (Collateralized by $2,884,600 of various U.S. Treasury Notes, 2.75%–3.00%, 9/30/16-2/15/19, market value $2,701,019)	$2,648,000	$2,648,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,648,000 (Collateralized by $2,668,000 of various U.S. Government Agency Obligations, 0.26%‡–3.50%, 5/20/10-8/25/14, market value $2,702,859)	2,648,000	2,648,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,648,000 (Collateralized by $2,677,000 of various U.S. Government Agency Obligations, 0.95%–6.63%, 11/15/10-2/3/11, market value $2,702,188)	2,648,000	2,648,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,648,000 (Collateralized by $2,675,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $2,701,750)	2,648,000	2,648,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,644,000 (Collateralized by $2,637,900 of various U.S. Treasury Obligations, 4.00%–4.50%, 4/15/10-9/30/11, market value $2,696,950)	2,644,000	2,644,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,236,000)		13,236,000

TOTAL INVESTMENT SECURITIES
(Cost $13,236,000)—93.7%		13,236,000
Net other assets (liabilities)—6.3%		886,107

NET ASSETS—100.0%		$14,122,107

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $1,000,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini MSCI EAFE Futures Contract expiring 6/21/10 (Underlying notional amount at value $7,221,080)	92	$74,198

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$6,178,149	$(4,139)
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	675,469	(470)

		$(4,609)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Repurchase Agreements	$-	$13,236,000	$-	$13,236,000

Total Investment Securities	-	13,236,000	-	13,236,000

Other Financial Instruments^	74,198	(4,609)	-	69,589

Total Investments	$74,198	$13,231,391	$-	$13,305,589

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks† (69.3%)
America Movil S.A.B. de C.V. (Telecommunications)	18,865	$949,664
AngloGold Ashanti, Ltd. (Mining)	9,065	344,017
AU Optronics Corp. (Electronics)	20,090	227,620
Baidu, Inc.* (Internet)	245	146,265
Banco Bradesco S.A. (Banks)	42,875	790,186
Banco Santander Brasil S.A. (Banks)	14,210	176,630
BRF-Brazil Foods S.A. (Food)	4,165	228,825
Cemex S.A.B. de C.V.* (Building Materials)	23,765	242,641
China Life Insurance Co., Ltd. (Insurance)	11,760	847,190
China Mobile, Ltd. (Telecommunications)	21,070	1,013,888
China Petroleum and Chemical Corp. (Oil & Gas)	4,165	342,530
China Telecom Corp., Ltd. (Telecommunications)	3,430	168,036
China Unicom, Ltd. (Telecommunications)	32,095	357,859
Chunghwa Telecom Co., Ltd. (Telecommunications)	12,011	233,374
CNOOC, Ltd. (Oil & Gas)	3,920	647,114
Companhia de Bebidas das Americas (AmBev) (Beverages)	3,920	359,307
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	8,820	146,765
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	10,290	410,880
Companhia Vale Do Rio Doce (Mining)	33,075	1,064,684
Compania de Minas Buenaventura S.A. (Mining)	3,920	121,402
Ecopetrol S.A. (Oil & Gas)	5,145	145,758
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	2,695	126,638
Enersis S.A. (Electric)	6,615	132,234
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	5,390	256,187
Gafisa S.A. (Home Builders)	3,970	54,548
Gerdau S.A. (Iron/Steel)	16,660	271,558
Gold Fields, Ltd. (Mining)	16,660	210,249
Grupo Televisa S.A. (Media)	12,495	262,645
HDFC Bank, Ltd. (Banks)	2,695	375,656
ICICI Bank, Ltd. (Banks)	10,535	449,844
Infosys Technologies, Ltd. (Software)	14,455	850,677
Itau Unibanco Holding S.A. (Banks)	51,940	1,142,160
KB Financial Group, Inc.* (Banks)	9,800	470,008
Korea Electric Power Corp.* (Electric)	12,495	202,919
LG. Philips LCD Co., Ltd.* (Electronics)	11,270	199,254
Mobile TeleSystems (Telecommunications)	4,655	258,352
PetroChina Co., Ltd. (Oil & Gas)	5,390	631,816
Petroleo Brasileiro S.A. (Oil & Gas)	28,420	1,264,406
POSCO (Iron/Steel)	6,615	774,021
PT Telekomunikasi Indonesia (Telecommunications)	6,125	219,030
Sasol, Ltd. (Oil & Gas Services)	11,025	455,002
Shinhan Financial Group Co., Ltd.* (Diversified Financial Services)	5,635	447,982
SK Telecom Co., Ltd. (Telecommunications)	8,085	139,547
Sterlite Industries (India), Ltd. (Mining)	9,310	173,259
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	112,210	1,177,083
United Microelectronics Corp.* (Semiconductors)	66,150	248,724
Vimpel-Communications (Telecommunications)	7,595	139,824
Wipro, Ltd. (Computers)	6,860	159,907

TOTAL COMMON STOCKS
(Cost $19,565,890)		20,058,165

Preferred Stocks† (10.3%)
Petroleo Brasileiro S.A. (Oil & Gas)	39,200	1,551,928
Vale S.A. (Mining)	51,450	1,428,252

TOTAL PREFERRED STOCKS
(Cost $2,875,547)		2,980,180

	Principal
	Amount

Repurchase Agreements (21.6%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $1,254,000 (Collateralized by $1,364,800 of various U.S. Treasury Notes, 2.75%–3.00%, 9/30/16-2/15/19, market value $1,279,238)	$1,254,000	1,254,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $1,254,000 (Collateralized by $1,264,000 of various U.S. Government Agency Obligations, 0.26%‡–3.50%, 5/20/10-8/25/14, market value $1,280,197)	1,254,000	1,254,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $1,254,000 (Collateralized by $1,204,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $1,280,765)	1,254,000	1,254,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $1,254,000 (Collateralized by $1,268,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $1,280,680)	1,254,000	1,254,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $1,251,000 (Collateralized by $1,247,500 of various U.S. Treasury Obligations, 4.00%–4.50%, 4/15/10-9/30/11, market value $1,276,182)	1,251,000	1,251,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,267,000)		6,267,000

TOTAL INVESTMENT SECURITIES
(Cost $28,708,437)—101.2%		29,305,345
Net other assets (liabilities)—(1.2)%		(357,501)

NET ASSETS—100.0%		$28,947,844

†	As of March 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $580,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$1,006,899	$13,425
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	4,831,873	29,881

		$43,306

ProFund VP Emerging Markets invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Banks	$3,404,484	11.8%
Beverages	615,494	2.1%
Building Materials	242,641	0.8%
Computers	159,907	0.6%
Diversified Financial Services	447,982	1.6%
Electric	608,556	2.1%
Electronics	426,874	1.5%
Food	228,825	0.8%
Home Builders	54,548	0.2%
Insurance	847,190	2.9%
Internet	146,265	0.5%
Iron/Steel	1,456,459	5.0%
Media	262,645	0.9%
Mining	3,341,863	11.5%
Oil & Gas	4,583,552	15.9%
Oil & Gas Services	455,002	1.6%
Semiconductors	1,425,807	4.9%
Software	850,677	2.9%
Telecommunications	3,479,574	12.0%
Other**	5,909,499	20.4%

Total	$28,947,844	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 31, 2010:

		% of
	Value	Net Assets

Brazil	$8,890,129	30.6%
Chile	258,872	0.9%
China	2,135,837	7.4%
Colombia	145,758	0.5%
Hong Kong	2,018,861	6.9%
India	2,009,343	7.0%
Indonesia	219,030	0.8%
Mexico	1,711,137	5.9%
Peru	121,402	0.4%
South Korea	2,233,731	7.7%
Russia	398,176	1.4%
South Africa	1,009,268	3.5%
Taiwan	1,886,801	6.6%
Other**	5,909,499	20.4%

Total	$28,947,844	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$20,058,165	$-	$-	$20,058,165
Preferred Stocks	2,980,180	-	-	2,980,180
Repurchase Agreements	-	6,267,000	-	6,267,000

Total Investment Securities	23,038,345	6,267,000	-	29,305,345

Other Financial Instruments^	-	43,306	-	43,306

Total Investments	$23,038,345	$6,310,306	$-	$29,348,651

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	March 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (89.7%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $2,690,000 (Collateralized by $2,943,500 U.S. Treasury Notes, 2.75%, 2/15/19, market value $2,743,838)	$2,690,000	$2,690,000
Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $2,690,000 (Collateralized by $2,706,000 Federal National Mortgage Association, 3.50%, 8/25/14, market value $2,744,377)	2,690,000	2,690,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $2,690,000 (Collateralized by $2,730,000 Federal Home Loan Bank, 0.95%, 2/3/11, market value $2,744,223)	2,690,000	2,690,000
UBS, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $2,690,000 (Collateralized by $2,717,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $2,744,170)	2,690,000	2,690,000
UMB, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $2,689,000 (Collateralized by $2,689,800 U.S. Treasury Bills, 4.00%, 4/15/10, market value $2,742,820)	2,689,000	2,689,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,449,000)		13,449,000

TOTAL INVESTMENT SECURITIES
(Cost $13,449,000)—89.7%		13,449,000
Net other assets (liabilities)—10.3%		1,539,654

NET ASSETS—100.0%		$14,988,654

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
Nikkei 225 Futures Contract expiring 6/11/10 (Underlying notional amount at value $14,947,700)	268	$700,508

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Repurchase Agreements	$-	$13,449,000	$-	$13,449,000

Total Investment Securities	-	13,449,000	-	13,449,000

Other Financial Instruments^	700,508	-	-	700,508

Total Investments	$700,508	$13,449,000	$-	$14,149,508

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Ultrabull	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (62.4%)
3M Co. (Miscellaneous Manufacturing)	1,344	$112,318
Abbott Laboratories (Pharmaceuticals)	2,904	152,983
Abercrombie & Fitch Co. - Class A (Retail)	168	7,668
Adobe Systems, Inc.* (Software)	984	34,804
Advanced Micro Devices, Inc.* (Semiconductors)	1,056	9,789
Aetna, Inc. (Healthcare - Services)	816	28,650
AFLAC, Inc. (Insurance)	888	48,210
Agilent Technologies, Inc.* (Electronics)	648	22,285
Air Products & Chemicals, Inc. (Chemicals)	408	30,172
Airgas, Inc. (Chemicals)	144	9,161
AK Steel Holding Corp. (Iron/Steel)	216	4,938
Akamai Technologies, Inc.* (Internet)	312	9,800
Alcoa, Inc. (Mining)	1,920	27,341
Allegheny Energy, Inc. (Electric)	312	7,176
Allegheny Technologies, Inc. (Iron/Steel)	192	10,366
Allergan, Inc. (Pharmaceuticals)	576	37,624
Allstate Corp. (Insurance)	1,008	32,569
Altera Corp. (Semiconductors)	552	13,419
Altria Group, Inc. (Agriculture)	3,888	79,782
Amazon.com, Inc.* (Internet)	648	87,953
Ameren Corp. (Electric)	432	11,267
American Electric Power, Inc. (Electric)	888	30,352
American Express Co. (Diversified Financial Services)	2,232	92,092
American International Group, Inc.* (Insurance)	264	9,013
American Tower Corp.* (Telecommunications)	744	31,702
Ameriprise Financial, Inc. (Diversified Financial Services)	480	21,773
AmerisourceBergen Corp. (Pharmaceuticals)	528	15,270
Amgen, Inc.* (Biotechnology)	1,824	109,002
Amphenol Corp. - Class A (Electronics)	336	14,176
Anadarko Petroleum Corp. (Oil & Gas)	912	66,421
Analog Devices, Inc. (Semiconductors)	552	15,909
AON Corp. (Insurance)	504	21,526
Apache Corp. (Oil & Gas)	624	63,336
Apartment Investment and Management Co. - Class A (REIT)	216	3,977
Apollo Group, Inc. - Class A* (Commercial Services)	240	14,710
Apple Computer, Inc.* (Computers)	1,704	400,321
Applied Materials, Inc. (Semiconductors)	2,520	33,970
Archer-Daniels-Midland Co. (Agriculture)	1,200	34,680
Assurant, Inc. (Insurance)	216	7,426
AT&T, Inc. (Telecommunications)	11,064	285,894
Autodesk, Inc.* (Software)	432	12,709
Automatic Data Processing, Inc. (Software)	936	41,624
AutoNation, Inc.* (Retail)	168	3,037
AutoZone, Inc.* (Retail)	48	8,308
Avalonbay Communities, Inc. (REIT)	144	12,434
Avery Dennison Corp. (Household Products/Wares)	216	7,865
Avon Products, Inc. (Cosmetics/Personal Care)	792	26,825
Baker Hughes, Inc. (Oil & Gas Services)	576	26,980
Ball Corp. (Packaging & Containers)	168	8,968
Bank of America Corp. (Banks)	18,792	335,437
Bank of New York Mellon Corp. (Banks)	2,256	69,665
Bard (C.R.), Inc. (Healthcare - Products)	168	14,552
Baxter International, Inc. (Healthcare - Products)	1,128	65,650
BB&T Corp. (Banks)	1,296	41,977
Becton, Dickinson & Co. (Healthcare - Products)	432	34,011
Bed Bath & Beyond, Inc.* (Retail)	480	21,005
Bemis Co., Inc. (Packaging & Containers)	216	6,204
Berkshire Hathaway, Inc. - Class B* (Insurance)	3,096	251,612
Best Buy Co., Inc. (Retail)	648	27,566
Big Lots, Inc.* (Retail)	144	5,244
Biogen Idec, Inc.* (Biotechnology)	504	28,909
BJ Services Co. (Oil & Gas Services)	552	11,813
BMC Software, Inc.* (Software)	336	12,768
Boeing Co. (Aerospace/Defense)	1,416	102,816
Boston Properties, Inc. (REIT)	264	19,916
Boston Scientific Corp.* (Healthcare - Products)	2,832	20,447
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,216	85,867
Broadcom Corp. - Class A (Semiconductors)	816	27,075
Brown-Forman Corp. (Beverages)	192	11,414
C.H. Robinson Worldwide, Inc. (Transportation)	312	17,425
CA, Inc. (Software)	744	17,462
Cabot Oil & Gas Corp. (Oil & Gas)	192	7,066
Cameron International Corp.* (Oil & Gas Services)	456	19,544
Campbell Soup Co. (Food)	360	12,726
Capital One Financial Corp. (Diversified Financial Services)	864	35,778
Cardinal Health, Inc. (Pharmaceuticals)	672	24,212
CareFusion Corp.* (Healthcare - Products)	336	8,881
Carnival Corp. - Class A (Leisure Time)	816	31,726
Caterpillar, Inc. (Machinery - Construction & Mining)	1,176	73,912
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	504	7,988
CBS Corp. - Class B (Media)	1,272	17,732
Celgene Corp.* (Biotechnology)	864	53,533
CenterPoint Energy, Inc. (Electric)	744	10,684
CenturyTel, Inc. (Telecommunications)	552	19,574
Cephalon, Inc.* (Pharmaceuticals)	144	9,760

See accompanying notes to the Schedules of Portfolio Investments.

CF Industries Holdings, Inc. (Chemicals)	96	8,753
Chesapeake Energy Corp. (Oil & Gas)	1,224	28,935
Chevron Corp. (Oil & Gas)	3,768	285,727
Chubb Corp. (Insurance)	624	32,354
CIGNA Corp. (Insurance)	504	18,436
Cincinnati Financial Corp. (Insurance)	312	9,017
Cintas Corp. (Textiles)	240	6,742
Cisco Systems, Inc.* (Telecommunications)	10,728	279,250
Citigroup, Inc.* (Diversified Financial Services)	36,816	149,105
Citrix Systems, Inc.* (Software)	336	15,950
Cliffs Natural Resources, Inc. (Iron/Steel)	264	18,731
Clorox Co. (Household Products/Wares)	264	16,933
CME Group, Inc. (Diversified Financial Services)	120	37,933
CMS Energy Corp. (Electric)	432	6,679
Coach, Inc. (Apparel)	600	23,712
Coca-Cola Co. (Beverages)	4,320	237,600
Coca-Cola Enterprises, Inc. (Beverages)	600	16,596
Cognizant Technology Solutions Corp.* (Computers)	552	28,141
Colgate-Palmolive Co. (Cosmetics/Personal Care)	936	79,803
Comcast Corp. - Class A (Media)	5,304	99,821
Comerica, Inc. (Banks)	336	12,781
Computer Sciences Corp.* (Computers)	288	15,693
Compuware Corp.* (Software)	432	3,629
ConAgra Foods, Inc. (Food)	840	21,059
ConocoPhillips (Oil & Gas)	2,784	142,457
CONSOL Energy, Inc. (Coal)	408	17,405
Consolidated Edison, Inc. (Electric)	528	23,517
Constellation Brands, Inc.* (Beverages)	384	6,313
Constellation Energy Group, Inc. (Electric)	384	13,482
Corning, Inc. (Telecommunications)	2,928	59,175
Costco Wholesale Corp. (Retail)	816	48,723
Coventry Health Care, Inc.* (Healthcare - Services)	288	7,119
CSX Corp. (Transportation)	720	36,648
Cummins, Inc. (Machinery - Diversified)	384	23,789
CVS Corp. (Retail)	2,616	95,641
D.R. Horton, Inc. (Home Builders)	528	6,653
Danaher Corp. (Miscellaneous Manufacturing)	480	38,357
Darden Restaurants, Inc. (Retail)	264	11,759
DaVita, Inc.* (Healthcare - Services)	192	12,173
Dean Foods Co.* (Food)	336	5,272
Deere & Co. (Machinery - Diversified)	792	47,092
Dell, Inc.* (Computers)	3,216	48,272
Denbury Resources, Inc.* (Oil & Gas)	744	12,551
DENTSPLY International, Inc. (Healthcare - Products)	264	9,200
Devon Energy Corp. (Oil & Gas)	840	54,121
DeVry, Inc. (Commercial Services)	120	7,824
Diamond Offshore Drilling, Inc. (Oil & Gas)	120	10,657
DIRECTV - Class A* (Media)	1,752	59,235
Discover Financial Services (Diversified Financial Services)	1,008	15,019
Discovery Communications, Inc. - Class A* (Media)	528	17,841
Dominion Resources, Inc. (Electric)	1,128	46,372
Dover Corp. (Miscellaneous Manufacturing)	360	16,830
Dr. Pepper Snapple Group, Inc. (Beverages)	480	16,882
DTE Energy Co. (Electric)	312	13,915
Duke Energy Corp. (Electric)	2,448	39,951
Dun & Bradstreet Corp. (Software)	96	7,144
E* TRADE Financial Corp.* (Diversified Financial Services)	2,976	4,910
E.I. du Pont de Nemours & Co. (Chemicals)	1,704	63,457
Eastman Chemical Co. (Chemicals)	144	9,170
Eastman Kodak Co.* (Miscellaneous Manufacturing)	504	2,918
Eaton Corp. (Miscellaneous Manufacturing)	312	23,640
eBay, Inc.* (Internet)	2,112	56,918
Ecolab, Inc. (Chemicals)	432	18,986
Edison International (Electric)	600	20,502
El Paso Corp. (Pipelines)	1,320	14,309
Electronic Arts, Inc.* (Software)	600	11,196
Eli Lilly & Co. (Pharmaceuticals)	1,896	68,673
EMC Corp.* (Computers)	3,840	69,274
Emerson Electric Co. (Electrical Components & Equipment)	1,416	71,281
Entergy Corp. (Electric)	360	29,286
EOG Resources, Inc. (Oil & Gas)	480	44,611
EQT Corp. (Oil & Gas)	240	9,840
Equifax, Inc. (Commercial Services)	240	8,592
Equity Residential Properties Trust (REIT)	528	20,671
Exelon Corp. (Electric)	1,248	54,675
Expedia, Inc. (Internet)	408	10,184
Expeditors International of Washington, Inc. (Transportation)	408	15,063
Express Scripts, Inc.* (Pharmaceuticals)	504	51,287
Exxon Mobil Corp. (Oil & Gas)	8,832	591,567
Family Dollar Stores, Inc. (Retail)	264	9,665
Fastenal Co. (Distribution/Wholesale)	240	11,518
Federated Investors, Inc. - Class B (Diversified Financial Services)	168	4,432
FedEx Corp. (Transportation)	576	53,798
Fidelity National Information Services, Inc. (Software)	624	14,627
Fifth Third Bancorp (Banks)	1,488	20,222
First Horizon National Corp.* (Banks)	432	6,070
First Solar, Inc.* (Energy - Alternate Sources)	96	11,774
FirstEnergy Corp. (Electric)	576	22,516
Fiserv, Inc.* (Software)	288	14,619
FLIR Systems, Inc.* (Electronics)	288	8,122
Flowserve Corp. (Machinery - Diversified)	96	10,586

See accompanying notes to the Schedules of Portfolio Investments.

Fluor Corp. (Engineering & Construction)	336	15,627
FMC Corp. (Chemicals)	144	8,718
FMC Technologies, Inc.* (Oil & Gas Services)	240	15,511
Ford Motor Co.* (Auto Manufacturers)	6,312	79,342
Forest Laboratories, Inc.* (Pharmaceuticals)	576	18,063
Fortune Brands, Inc. (Household Products/Wares)	288	13,971
FPL Group, Inc. (Electric)	768	37,117
Franklin Resources, Inc. (Diversified Financial Services)	288	31,939
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	816	68,169
Frontier Communications Corp. (Telecommunications)	576	4,285
GameStop Corp. - Class A* (Retail)	312	6,836
Gannett Co., Inc. (Media)	456	7,533
General Dynamics Corp. (Aerospace/Defense)	720	55,584
General Electric Co. (Miscellaneous Manufacturing)	19,992	363,854
General Mills, Inc. (Food)	624	44,173
Genuine Parts Co. (Distribution/Wholesale)	288	12,168
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	912	16,726
Genzyme Corp.* (Biotechnology)	504	26,122
Gilead Sciences, Inc.* (Pharmaceuticals)	1,704	77,498
Goodrich Corp. (Aerospace/Defense)	240	16,925
Google, Inc. - Class A* (Internet)	456	258,557
H & R Block, Inc. (Commercial Services)	624	11,107
Halliburton Co. (Oil & Gas Services)	1,704	51,342
Harley-Davidson, Inc. (Leisure Time)	432	12,126
Harman International Industries, Inc.* (Home Furnishings)	120	5,614
Harris Corp. (Telecommunications)	240	11,398
Hartford Financial Services Group, Inc. (Insurance)	840	23,873
Hasbro, Inc. (Toys/Games/Hobbies)	240	9,187
HCP, Inc. (REIT)	552	18,216
Health Care REIT, Inc. (REIT)	240	10,855
Heinz (H.J.) Co. (Food)	600	27,366
Helmerich & Payne, Inc. (Oil & Gas)	192	7,311
Hess Corp. (Oil & Gas)	552	34,528
Hewlett-Packard Co. (Computers)	4,416	234,710
Home Depot, Inc. (Retail)	3,192	103,261
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,440	65,189
Hormel Foods Corp. (Food)	120	5,041
Hospira, Inc.* (Pharmaceuticals)	312	17,675
Host Marriott Corp. (REIT)	1,224	17,932
Hudson City Bancorp, Inc. (Savings & Loans)	888	12,574
Humana, Inc.* (Healthcare - Services)	312	14,592
Huntington Bancshares, Inc. (Banks)	1,344	7,217
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	720	34,099
Integrys Energy Group, Inc. (Electric)	144	6,823
Intel Corp. (Semiconductors)	10,344	230,257
IntercontinentalExchange, Inc.* (Diversified Financial Services)	144	16,154
International Business Machines Corp. (Computers)	2,424	310,878
International Flavors & Fragrances, Inc. (Chemicals)	144	6,865
International Game Technology (Entertainment)	552	10,184
International Paper Co. (Forest Products & Paper)	816	20,082
Interpublic Group of Cos., Inc.* (Advertising)	912	7,588
Intuit, Inc.* (Software)	576	19,780
Intuitive Surgical, Inc.* (Healthcare - Products)	72	25,065
Invesco, Ltd. (Diversified Financial Services)	792	17,353
Iron Mountain, Inc. (Commercial Services)	336	9,206
ITT Industries, Inc. (Miscellaneous Manufacturing)	336	18,013
J.C. Penney Co., Inc. (Retail)	432	13,897
J.P. Morgan Chase & Co. (Diversified Financial Services)	7,440	332,940
Jabil Circuit, Inc. (Electronics)	360	5,828
Jacobs Engineering Group, Inc.* (Engineering & Construction)	240	10,846
Janus Capital Group, Inc. (Diversified Financial Services)	336	4,801
JDS Uniphase Corp.* (Telecommunications)	408	5,112
JM Smucker Co. (Food)	216	13,016
Johnson & Johnson (Healthcare - Products)	5,160	336,432
Johnson Controls, Inc. (Auto Parts & Equipment)	1,248	41,172
Juniper Networks, Inc.* (Telecommunications)	984	30,189
Kellogg Co. (Food)	480	25,646
KeyCorp (Banks)	1,656	12,834
Kimberly-Clark Corp. (Household Products/Wares)	768	48,292
Kimco Realty Corp. (REIT)	768	12,012
King Pharmaceuticals, Inc.* (Pharmaceuticals)	456	5,363
KLA -Tencor Corp. (Semiconductors)	312	9,647
Kohls Corp.* (Retail)	576	31,553
Kraft Foods, Inc. (Food)	3,264	98,703
Kroger Co. (Food)	1,224	26,512
L-3 Communications Holdings, Inc. (Aerospace/Defense)	216	19,792
Laboratory Corp. of America Holdings* (Healthcare - Services)	192	14,536
Legg Mason, Inc. (Diversified Financial Services)	312	8,945
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	288	6,232
Lennar Corp. - Class A (Home Builders)	312	5,370
Leucadia National Corp.* (Holding Companies - Diversified)	360	8,932
Lexmark International, Inc. - Class A* (Computers)	144	5,196

See accompanying notes to the Schedules of Portfolio Investments.

Life Technologies Corp.* (Biotechnology)	336	17,563
Limited, Inc. (Retail)	504	12,409
Lincoln National Corp. (Insurance)	576	17,683
Linear Technology Corp. (Semiconductors)	408	11,538
Lockheed Martin Corp. (Aerospace/Defense)	600	49,932
Loews Corp. (Insurance)	672	25,052
Lorillard, Inc. (Agriculture)	288	21,669
Lowe’s Cos., Inc. (Retail)	2,760	66,902
LSI Logic Corp.* (Semiconductors)	1,224	7,491
M&T Bank Corp. (Banks)	144	11,431
Macy’s, Inc. (Retail)	792	17,242
Marathon Oil Corp. (Oil & Gas)	1,320	41,765
Marriott International, Inc. - Class A (Lodging)	480	15,130
Marsh & McLennan Cos., Inc. (Insurance)	1,008	24,615
Marshall & Ilsley Corp. (Banks)	984	7,921
Masco Corp. (Building Materials)	672	10,429
Massey Energy Co. (Coal)	168	8,785
MasterCard, Inc. - Class A (Software)	192	48,768
Mattel, Inc. (Toys/Games/Hobbies)	672	15,281
McAfee, Inc.* (Internet)	288	11,557
McCormick & Co., Inc. (Food)	240	9,206
McDonald’s Corp. (Retail)	2,016	134,508
McGraw-Hill Cos., Inc. (Media)	600	21,390
McKesson Corp. (Commercial Services)	504	33,123
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	384	19,980
MeadWestvaco Corp. (Forest Products & Paper)	312	7,972
Medco Health Solutions, Inc.* (Pharmaceuticals)	864	55,780
Medtronic, Inc. (Healthcare - Products)	2,064	92,942
MEMC Electronic Materials, Inc.* (Semiconductors)	432	6,623
Merck & Co., Inc. (Pharmaceuticals)	5,832	217,825
Meredith Corp. (Media)	72	2,478
MetLife, Inc. (Insurance)	1,536	66,570
MetroPCS Communications, Inc.* (Telecommunications)	480	3,398
Microchip Technology, Inc. (Semiconductors)	336	9,462
Micron Technology, Inc.* (Semiconductors)	1,584	16,458
Microsoft Corp. (Software)	14,304	418,678
Millipore Corp.* (Biotechnology)	96	10,138
Molex, Inc. (Electrical Components & Equipment)	264	5,507
Molson Coors Brewing Co. - Class B (Beverages)	288	12,113
Monsanto Co. (Agriculture)	1,032	73,705
Monster Worldwide, Inc.* (Internet)	240	3,986
Moody’s Corp. (Commercial Services)	360	10,710
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,616	76,623
Motorola, Inc.* (Telecommunications)	4,344	30,495
Murphy Oil Corp. (Oil & Gas)	360	20,228
Mylan Laboratories, Inc.* (Pharmaceuticals)	576	13,081
Nabors Industries, Ltd.* (Oil & Gas)	528	10,365
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	288	6,083
National Semiconductor Corp. (Semiconductors)	456	6,589
National-Oilwell Varco, Inc. (Oil & Gas Services)	792	32,139
NetApp, Inc.* (Computers)	648	21,099
Newell Rubbermaid, Inc. (Housewares)	528	8,026
Newmont Mining Corp. (Mining)	912	46,448
News Corp. - Class A (Media)	4,224	60,868
Nicor, Inc. (Gas)	96	4,024
NIKE, Inc. - Class B (Apparel)	720	52,920
NiSource, Inc. (Electric)	528	8,342
Noble Energy, Inc. (Oil & Gas)	336	24,528
Nordstrom, Inc. (Retail)	312	12,745
Norfolk Southern Corp. (Transportation)	696	38,899
Northeast Utilities System (Electric)	336	9,287
Northern Trust Corp. (Banks)	456	25,199
Northrop Grumman Corp. (Aerospace/Defense)	576	37,768
Novell, Inc.* (Software)	648	3,882
Novellus Systems, Inc.* (Semiconductors)	168	4,200
NRG Energy, Inc.* (Electric)	480	10,032
Nucor Corp. (Iron/Steel)	600	27,228
NVIDIA Corp.* (Semiconductors)	1,032	17,936
NYSE Euronext (Diversified Financial Services)	480	14,213
O’Reilly Automotive, Inc.* (Retail)	264	11,011
Occidental Petroleum Corp. (Oil & Gas)	1,512	127,825
Office Depot, Inc.* (Retail)	504	4,022
Omnicom Group, Inc. (Advertising)	576	22,355
ONEOK, Inc. (Gas)	192	8,765
Oracle Corp. (Software)	7,320	188,051
Owens-Illinois, Inc.* (Packaging & Containers)	312	11,089
PACCAR, Inc. (Auto Manufacturers)	672	29,125
Pactiv Corp.* (Packaging & Containers)	240	6,043
Pall Corp. (Miscellaneous Manufacturing)	216	8,746
Parker Hannifin Corp. (Miscellaneous Manufacturing)	312	20,199
Patterson Cos., Inc. (Healthcare - Products)	168	5,216
Paychex, Inc. (Commercial Services)	600	18,420
Peabody Energy Corp. (Coal)	504	23,033
People’s United Financial, Inc. (Banks)	696	10,885
Pepco Holdings, Inc. (Electric)	408	6,997
PepsiCo, Inc. (Beverages)	3,072	203,244
PerkinElmer, Inc. (Electronics)	216	5,162
Pfizer, Inc. (Pharmaceuticals)	15,120	259,308
PG&E Corp. (Electric)	696	29,524
Philip Morris International, Inc. (Commercial Services)	3,528	184,021
Pinnacle West Capital Corp. (Electric)	192	7,244

See accompanying notes to the Schedules of Portfolio Investments.

Pioneer Natural Resources Co. (Oil & Gas)	216	12,165
Pitney Bowes, Inc. (Office/Business Equipment)	384	9,389
Plum Creek Timber Co., Inc. (Forest Products & Paper)	312	12,140
PNC Financial Services Group (Banks)	960	57,312
Polo Ralph Lauren Corp. (Apparel)	96	8,164
PPG Industries, Inc. (Chemicals)	312	20,405
PPL Corp. (Electric)	696	19,286
Praxair, Inc. (Chemicals)	576	47,808
Precision Castparts Corp. (Metal Fabricate/Hardware)	264	33,451
Priceline.com, Inc.* (Internet)	96	24,480
Principal Financial Group, Inc. (Insurance)	600	17,526
Procter & Gamble Co. (Cosmetics/Personal Care)	5,448	344,695
Progress Energy, Inc. (Electric)	528	20,782
Progressive Corp. (Insurance)	1,248	23,824
ProLogis (REIT)	888	11,722
Prudential Financial, Inc. (Insurance)	864	52,272
Public Service Enterprise Group, Inc. (Electric)	936	27,631
Public Storage, Inc. (REIT)	264	24,285
Pulte Group, Inc.* (Home Builders)	600	6,750
QLogic Corp.* (Semiconductors)	216	4,385
Qualcomm, Inc. (Telecommunications)	3,144	132,017
Quanta Services, Inc.* (Commercial Services)	384	7,357
Quest Diagnostics, Inc. (Healthcare - Services)	288	16,788
Questar Corp. (Pipelines)	336	14,515
Qwest Communications International, Inc. (Telecommunications)	2,784	14,533
R.R. Donnelley & Sons Co. (Commercial Services)	384	8,198
RadioShack Corp. (Retail)	240	5,431
Range Resources Corp. (Oil & Gas)	288	13,499
Raytheon Co. (Aerospace/Defense)	720	41,126
Red Hat, Inc.* (Software)	360	10,537
Regions Financial Corp. (Banks)	2,232	17,521
Republic Services, Inc. (Environmental Control)	600	17,412
Reynolds American, Inc. (Agriculture)	312	16,842
Robert Half International, Inc. (Commercial Services)	288	8,764
Rockwell Automation, Inc. (Machinery - Diversified)	264	14,879
Rockwell Collins, Inc. (Aerospace/Defense)	288	18,026
Roper Industries, Inc. (Miscellaneous Manufacturing)	168	9,717
Ross Stores, Inc. (Retail)	240	12,833
Rowan Cos., Inc.* (Oil & Gas)	216	6,288
Ryder System, Inc. (Transportation)	96	3,721
Safeway, Inc. (Food)	720	17,899
SAIC, Inc.* (Commercial Services)	576	10,195
Salesforce.com, Inc.* (Software)	216	16,081
SanDisk Corp.* (Computers)	432	14,960
Sara Lee Corp. (Food)	1,296	18,053
SCANA Corp. (Electric)	216	8,119
Schlumberger, Ltd. (Oil & Gas Services)	2,232	141,643
Scripps Networks Interactive - Class A (Entertainment)	168	7,451
Sealed Air Corp. (Packaging & Containers)	288	6,071
Sears Holdings Corp.* (Retail)	96	10,409
Sempra Energy (Gas)	456	22,754
Sherwin-Williams Co. (Chemicals)	168	11,370
Sigma-Aldrich Corp. (Chemicals)	240	12,878
Simon Property Group, Inc. (REIT)	552	46,313
SLM Corp.* (Diversified Financial Services)	912	11,418
Smith International, Inc. (Oil & Gas Services)	456	19,526
Snap-on, Inc. (Hand/Machine Tools)	120	5,201
Southern Co. (Electric)	1,536	50,934
Southwest Airlines Co. (Airlines)	1,392	18,402
Southwestern Energy Co.* (Oil & Gas)	648	26,387
Spectra Energy Corp. (Pipelines)	1,224	27,577
Sprint Nextel Corp.* (Telecommunications)	5,568	21,158
St. Jude Medical, Inc.* (Healthcare - Products)	600	24,630
Stanley Black & Decker, Inc. (Hand/Machine Tools)	288	16,534
Staples, Inc. (Retail)	1,368	31,998
Starbucks Corp.* (Retail)	1,392	33,784
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	360	16,790
State Street Corp. (Banks)	936	42,251
Stericycle, Inc.* (Environmental Control)	168	9,156
Stryker Corp. (Healthcare - Products)	528	30,212
Sunoco, Inc. (Oil & Gas)	216	6,417
SunTrust Banks, Inc. (Banks)	936	25,075
SuperValu, Inc. (Food)	408	6,805
Symantec Corp.* (Internet)	1,512	25,583
Sysco Corp. (Food)	1,104	32,568
T. Rowe Price Group, Inc. (Diversified Financial Services)	480	26,366
Target Corp. (Retail)	1,416	74,482
TECO Energy, Inc. (Electric)	408	6,483
Tellabs, Inc. (Telecommunications)	720	5,450
Tenet Healthcare Corp.* (Healthcare - Services)	816	4,668
Teradata Corp.* (Computers)	312	9,014
Teradyne, Inc.* (Semiconductors)	336	3,753
Tesoro Petroleum Corp. (Oil & Gas)	264	3,670
Texas Instruments, Inc. (Semiconductors)	2,328	56,966
Textron, Inc. (Miscellaneous Manufacturing)	504	10,700
The AES Corp.* (Electric)	1,248	13,728
The Charles Schwab Corp. (Diversified Financial Services)	1,824	34,091
The Dow Chemical Co. (Chemicals)	2,160	63,871
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	216	14,012
The Gap, Inc. (Retail)	888	20,522
The Goldman Sachs Group, Inc. (Diversified Financial Services)	984	167,900

See accompanying notes to the Schedules of Portfolio Investments.

The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	456	5,764
The Hershey Co. (Food)	312	13,357
The New York Times Co. - Class A* (Media)	216	2,404
The Travelers Cos., Inc. (Insurance)	960	51,782
The Williams Cos., Inc. (Pipelines)	1,104	25,502
Thermo Fisher Scientific, Inc.* (Electronics)	768	39,506
Tiffany & Co. (Retail)	240	11,398
Time Warner Cable, Inc. (Media)	672	35,824
Time Warner, Inc. (Media)	2,160	67,543
Titanium Metals Corp.* (Mining)	168	2,787
TJX Cos., Inc. (Retail)	792	33,676
Torchmark Corp. (Insurance)	144	7,705
Total System Services, Inc. (Software)	360	5,638
Tyson Foods, Inc. - Class A (Food)	576	11,030
U.S. Bancorp (Banks)	3,576	92,547
Union Pacific Corp. (Transportation)	936	68,609
United Parcel Service, Inc. - Class B (Transportation)	1,848	119,030
United States Steel Corp. (Iron/Steel)	264	16,769
United Technologies Corp. (Aerospace/Defense)	1,752	128,965
UnitedHealth Group, Inc. (Healthcare - Services)	2,160	70,567
UnumProvident Corp. (Insurance)	624	15,457
Urban Outfitters, Inc.* (Retail)	240	9,127
V.F. Corp. (Apparel)	168	13,465
Valero Energy Corp. (Oil & Gas)	1,056	20,803
Varian Medical Systems, Inc.* (Healthcare - Products)	240	13,279
Ventas, Inc. (REIT)	288	13,674
VeriSign, Inc.* (Internet)	336	8,739
Verizon Communications, Inc. (Telecommunications)	5,304	164,530
Viacom, Inc. - Class B* (Media)	1,128	38,781
Visa, Inc. - Class A (Commercial Services)	840	76,465
Vornado Realty Trust (REIT)	288	21,802
Vulcan Materials Co. (Building Materials)	240	11,338
W.W. Grainger, Inc. (Distribution/Wholesale)	120	12,974
Wal-Mart Stores, Inc. (Retail)	4,008	222,845
Walgreen Co. (Retail)	1,848	68,542
Walt Disney Co. (Media)	3,624	126,514
Washington Post Co. - Class B (Media)	24	10,660
Waste Management, Inc. (Environmental Control)	912	31,400
Waters Corp.* (Electronics)	168	11,347
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	192	8,020
WellPoint, Inc.* (Healthcare - Services)	840	54,079
Wells Fargo & Co. (Banks)	9,696	301,740
Western Digital Corp.* (Computers)	432	16,844
Western Union Co. (Commercial Services)	1,272	21,573
Weyerhaeuser Co. (Forest Products & Paper)	384	17,384
Whirlpool Corp. (Home Furnishings)	144	12,564
Whole Foods Market, Inc.* (Food)	312	11,279
Windstream Corp. (Telecommunications)	864	9,409
Wisconsin Energy Corp. (Electric)	216	10,673
Wyndham Worldwide Corp. (Lodging)	336	8,645
Wynn Resorts, Ltd. (Lodging)	120	9,100
Xcel Energy, Inc. (Electric)	864	18,317
Xerox Corp. (Office/Business Equipment)	2,544	24,804
Xilinx, Inc. (Semiconductors)	528	13,464
XL Capital, Ltd. - Class A (Insurance)	648	12,247
XTO Energy, Inc. (Oil & Gas)	1,104	52,087
Yahoo!, Inc.* (Internet)	2,232	36,895
YUM! Brands, Inc. (Retail)	888	34,037
Zimmer Holdings, Inc.* (Healthcare - Products)	408	24,154
Zions Bancorp (Banks)	288	6,284

TOTAL COMMON STOCKS
(Cost $18,746,110)		19,795,976

	Principal Amount

Repurchase Agreements (28.8%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,654,000 (Collateralized by $2,850,200 of various U.S. Treasury Notes, 2.75%–3.00%, 9/30/16-2/15/19, market value $2,707,139)	$2,654,000	2,654,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $1,317,000 (Collateralized by $1,332,000 of various U.S. Government Agency Obligations, 0.26%‡–3.50%, 5/20/10-8/25/14, market value $1,344,758)	1,317,000	1,317,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $4,999,000 (Collateralized by $4,986,000 of various U.S. Government Agency Obligations, 0.95%–6.63%, 11/15/10-2/3/11, market value $5,100,150)	4,999,000	4,999,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $178,000 (Collateralized by $182,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $183,820)	178,000	178,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,148,000)		9,148,000

TOTAL INVESTMENT SECURITIES
(Cost $27,894,110)—91.2%		28,943,976
Net other assets (liabilities)—8.8%		2,795,447

NET ASSETS—100.0%		$31,739,423

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $2,870,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.

See accompanying notes to the Schedules of Portfolio Investments.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 6/21/10 (Underlying notional amount at value $22,426,250)	385	$137,050

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$8,555,169	$(26,788)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	11,725,541	(36,910)

		$(63,698)

ProFund VP UltraBull invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Advertising	$29,943	0.1%
Aerospace/Defense	470,934	1.5%
Agriculture	226,678	0.7%
Airlines	18,402	0.1%
Apparel	98,261	0.3%
Auto Manufacturers	108,467	0.3%
Auto Parts & Equipment	46,936	0.1%
Banks	1,104,369	3.5%
Beverages	504,162	1.6%
Biotechnology	245,267	0.8%
Building Materials	21,767	0.1%
Chemicals	311,614	1.0%
Coal	49,223	0.2%
Commercial Services	430,265	1.4%
Computers	1,174,402	3.7%
Cosmetics/Personal Care	465,335	1.5%
Distribution/Wholesale	36,660	0.1%
Diversified Financial Services	1,126,594	3.5%
Electric	621,693	2.0%
Electrical Components & Equipment	76,788	0.2%
Electronics	106,426	0.3%
Energy - Alternate Sources	11,774	NM
Engineering & Construction	26,473	0.1%
Entertainment	17,635	0.1%
Environmental Control	57,968	0.2%
Food	399,711	1.3%
Forest Products & Paper	57,578	0.2%
Gas	35,543	0.1%
Hand/Machine Tools	21,735	0.1%
Healthcare - Products	704,671	2.2%
Healthcare - Services	223,172	0.7%
Holding Companies - Diversified	8,932	NM
Home Builders	18,773	0.1%
Home Furnishings	18,178	0.1%
Household Products/Wares	87,061	0.3%
Housewares	8,026	NM
Insurance	768,769	2.4%
Internet	534,652	1.7%
Iron/Steel	78,032	0.2%
Leisure Time	43,852	0.1%
Lodging	49,665	0.2%
Machinery - Construction & Mining	73,912	0.2%
Machinery - Diversified	96,346	0.3%
Media	568,624	1.8%
Metal Fabricate/Hardware	33,451	0.1%
Mining	144,745	0.5%
Miscellaneous Manufacturing	730,812	2.3%
Office/Business Equipment	34,193	0.1%
Oil & Gas	1,725,155	5.4%
Oil & Gas Services	318,498	1.0%
Packaging & Containers	38,375	0.1%
Pharmaceuticals	1,138,269	3.6%
Pipelines	81,903	0.3%
REIT	233,809	0.7%
Real Estate	7,988	NM
Retail	1,222,086	3.8%
Savings & Loans	12,574	NM
Semiconductors	498,931	1.6%
Software	897,947	2.8%
Telecommunications	1,107,569	3.5%
Textiles	6,742	NM
Toys/Games/Hobbies	24,468	0.1%
Transportation	353,193	1.1%
Other**	11,943,447	37.6%

Total	$31,739,423	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$19,795,976	$-	$-	$19,795,976
Repurchase Agreements	-	9,148,000	-	9,148,000

Total Investment Securities	19,795,976	9,148,000	-	28,943,976

Other Financial Instruments^	137,050	(63,698)	-	73,352

Total Investments	$19,933,026	$9,084,302	$-	$29,017,328

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	March 31, 2010
(unaudited)
	Shares	Value

Common Stocks (78.4%)
3Com Corp.* (Telecommunications)	17,050	$131,115
99 Cents Only Stores* (Retail)	1,705	27,792
Aaron’s, Inc. (Commercial Services)	2,046	68,214
ACI Worldwide, Inc.* (Software)	1,364	28,112
Acxiom Corp.* (Software)	3,410	61,175
ADC Telecommunications, Inc.* (Telecommunications)	4,092	29,913
ADTRAN, Inc. (Telecommunications)	2,387	62,897
Advance Auto Parts, Inc. (Retail)	3,751	157,242
Advent Software, Inc.* (Software)	682	30,520
Aecom Technology Corp.* (Engineering & Construction)	4,774	135,438
Aeropostale, Inc.* (Retail)	4,092	117,972
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,705	134,695
Affymetrix, Inc.* (Biotechnology)	3,069	22,526
AGCO Corp.* (Machinery - Diversified)	3,751	134,548
AGL Resources, Inc. (Gas)	3,069	118,617
AirTran Holdings, Inc.* (Airlines)	5,797	29,449
Alaska Air Group, Inc.* (Airlines)	1,364	56,238
Albemarle Corp. (Chemicals)	3,751	159,905
Alberto-Culver Co. (Cosmetics/Personal Care)	3,751	98,089
Alexander & Baldwin, Inc. (Transportation)	1,705	56,350
Alexandria Real Estate Equities, Inc. (REIT)	1,705	115,258
Alliance Data Systems Corp.* (Commercial Services)	2,046	130,924
Alliant Energy Corp. (Electric)	4,774	158,783
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,364	110,893
AMB Property Corp. (REIT)	6,479	176,488
American Eagle Outfitters, Inc. (Retail)	8,866	164,198
American Financial Group, Inc. (Insurance)	3,069	87,313
American Greetings Corp. - Class A (Household Products/Wares)	1,705	35,532
AmeriCredit Corp.* (Diversified Financial Services)	4,092	97,226
Ametek, Inc. (Electrical Components & Equipment)	4,433	183,792
AnnTaylor Stores Corp.* (Retail)	2,387	49,411
ANSYS, Inc.* (Software)	3,751	161,818
AOL, Inc.* (Internet)	4,433	112,066
Apollo Investment Corp. (Investment Companies)	7,502	95,500
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,728	107,347
Aqua America, Inc. (Water)	5,797	101,853
Arch Coal, Inc. (Coal)	6,820	155,837
Arrow Electronics, Inc.* (Electronics)	5,115	154,115
Arthur J. Gallagher & Co. (Insurance)	4,433	108,830
Ashland, Inc. (Chemicals)	3,410	179,946
Associated Banc-Corp (Banks)	7,502	103,528
Astoria Financial Corp. (Savings & Loans)	3,410	49,445
Atmel Corp.* (Semiconductors)	19,778	99,483
Atmos Energy Corp. (Gas)	3,751	107,166
Atwood Oceanics, Inc.* (Oil & Gas)	2,387	82,662
Avnet, Inc.* (Electronics)	6,479	194,370
Bally Technologies, Inc.* (Entertainment)	2,387	96,769
BancorpSouth, Inc. (Banks)	3,069	64,326
Bank of Hawaii Corp. (Banks)	2,046	91,968
Barnes & Noble, Inc. (Retail)	1,705	36,862
BE Aerospace, Inc.* (Aerospace/Defense)	4,433	134,985
Beckman Coulter, Inc. (Healthcare - Products)	3,069	192,733
Bill Barrett Corp.* (Oil & Gas)	1,364	41,888
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	682	70,601
BJ’s Wholesale Club, Inc.* (Retail)	2,387	88,295
Black Hills Corp. (Electric)	1,705	51,747
Bob Evans Farms, Inc. (Retail)	1,023	31,621
BorgWarner, Inc.* (Auto Parts & Equipment)	5,115	195,291
Boyd Gaming Corp.* (Lodging)	2,387	23,584
BRE Properties, Inc. - Class A (REIT)	2,387	85,335
Brink’s Home Security Holdings, Inc.* (Commercial Services)	1,705	72,548
Brinker International, Inc. (Retail)	4,433	85,468
Broadridge Financial Solutions, Inc. (Software)	5,797	123,940
Brown & Brown, Inc. (Insurance)	5,115	91,661
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	3,410	225,026
Burger King Holdings, Inc. (Retail)	3,751	79,746
Cabot Corp. (Chemicals)	2,728	82,931
Cadence Design Systems, Inc.* (Computers)	11,594	77,216
Camden Property Trust (REIT)	2,728	113,567
Career Education Corp.* (Commercial Services)	2,728	86,314
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,387	90,945
Carmax, Inc.* (Retail)	9,548	239,846
Carpenter Technology Corp. (Iron/Steel)	1,705	62,403
Cathay Bancorp, Inc. (Banks)	3,410	39,727
Cerner Corp.* (Software)	2,728	232,044
Charles River Laboratories International, Inc.* (Biotechnology)	2,728	107,238
Cheesecake Factory, Inc.* (Retail)	2,387	64,592
Chico’s FAS, Inc. (Retail)	7,502	108,179
Chipotle Mexican Grill, Inc. - Class A* (Retail)	1,364	153,682
Church & Dwight, Inc. (Household Products/Wares)	3,069	205,470
Ciena Corp.* (Telecommunications)	3,751	57,165
Cimarex Energy Co. (Oil & Gas)	3,410	202,486
Cincinnati Bell, Inc.* (Telecommunications)	8,525	29,070
City National Corp. (Banks)	1,705	92,019
Clean Harbors, Inc.* (Environmental Control)	682	37,892
Cleco Corp. (Electric)	2,387	63,375
Coldwater Creek, Inc.* (Retail)	2,387	16,566
Collective Brands, Inc.* (Retail)	2,728	62,035
Commerce Bancshares, Inc. (Banks)	3,069	126,259
Commercial Metals Co. (Metal Fabricate/Hardware)	4,774	71,896

See accompanying notes to the Schedules of Portfolio Investments.

Commscope, Inc.* (Telecommunications)	4,092	114,658
Community Health Systems, Inc.* (Healthcare - Services)	3,751	138,524
Comstock Resources, Inc.* (Oil & Gas)	2,046	65,063
Con-way, Inc. (Transportation)	2,046	71,856
Convergys Corp.* (Commercial Services)	5,115	62,710
Copart, Inc.* (Retail)	2,728	97,117
Corinthian Colleges, Inc.* (Commercial Services)	3,751	65,980
Corn Products International, Inc. (Food)	3,069	106,372
Corporate Office Properties Trust (REIT)	2,387	95,790
Corrections Corp. of America* (Commercial Services)	4,774	94,812
Cousins Properties, Inc. (REIT)	4,092	34,005
Covance, Inc.* (Healthcare - Services)	2,728	167,472
Crane Co. (Miscellaneous Manufacturing)	2,046	72,633
Cree Research, Inc.* (Semiconductors)	4,433	311,285
Cullen/Frost Bankers, Inc. (Banks)	2,387	133,195
Cytec Industries, Inc. (Chemicals)	2,046	95,630
Deluxe Corp. (Commercial Services)	2,046	39,733
Dick’s Sporting Goods, Inc.* (Retail)	3,751	97,939
Diebold, Inc. (Computers)	2,728	86,641
Digital River, Inc.* (Internet)	1,364	41,329
Dollar Tree, Inc.* (Retail)	3,751	222,134
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,069	138,473
DPL, Inc. (Electric)	5,115	139,077
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	3,069	120,888
DST Systems, Inc. (Computers)	1,364	56,538
Duke-Weeks Realty Corp. (REIT)	9,548	118,395
Dynegy, Inc. - Class A* (Electric)	21,824	27,498
Eaton Vance Corp. (Diversified Financial Services)	5,115	171,557
Edwards Lifesciences Corp.* (Healthcare - Products)	2,387	236,027
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	5,115	121,174
Energen Corp. (Gas)	3,069	142,801
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,728	171,209
Equinix, Inc.* (Internet)	1,705	165,965
Equity One, Inc. (REIT)	1,364	25,766
Essex Property Trust, Inc. (REIT)	1,023	92,019
Everest Re Group, Ltd. (Insurance)	2,387	193,180
Exterran Holdings, Inc.* (Oil & Gas Services)	2,728	65,936
F5 Networks, Inc.* (Internet)	3,410	209,749
FactSet Research Systems, Inc. (Computers)	1,705	125,096
Fair Isaac Corp. (Software)	1,705	43,205
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,456	58,106
Federal Realty Investment Trust (REIT)	2,387	173,797
Federal Signal Corp. (Miscellaneous Manufacturing)	2,046	18,434
Fidelity National Title Group, Inc. - Class A (Insurance)	9,889	146,555
First American Financial Corp. (Insurance)	4,433	150,013
First Niagara Financial Group, Inc. (Savings & Loans)	8,184	116,376
FirstMerit Corp. (Banks)	3,751	80,909
Flowers Foods, Inc. (Food)	3,069	75,927
Foot Locker, Inc. (Retail)	6,820	102,573
Forest Oil Corp.* (Oil & Gas)	4,774	123,265
Fossil, Inc.* (Household Products/Wares)	2,046	77,216
Frontier Oil Corp. (Oil & Gas)	4,433	59,846
FTI Consulting, Inc.* (Commercial Services)	1,705	67,041
Fulton Financial Corp. (Banks)	7,502	76,445
Gartner Group, Inc.* (Commercial Services)	2,387	53,087
GATX Corp. (Trucking & Leasing)	1,705	48,848
Gen-Probe, Inc.* (Healthcare - Products)	2,046	102,300
Gentex Corp. (Electronics)	5,797	112,578
Global Payments, Inc. (Software)	3,410	155,326
Graco, Inc. (Machinery - Diversified)	2,387	76,384
Granite Construction, Inc. (Engineering & Construction)	1,364	41,220
Great Plains Energy, Inc. (Electric)	5,797	107,650
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,364	132,063
Greenhill & Co., Inc. (Diversified Financial Services)	682	55,985
Greif, Inc. - Class A (Packaging & Containers)	1,364	74,911
GUESS?, Inc. (Apparel)	2,387	112,141
Hanesbrands, Inc.* (Apparel)	4,092	113,839
Hanover Insurance Group, Inc. (Insurance)	2,046	89,226
Hansen Natural Corp.* (Beverages)	3,069	133,133
Harsco Corp. (Miscellaneous Manufacturing)	3,410	108,915
Harte-Hanks, Inc. (Advertising)	1,364	17,541
Hawaiian Electric Industries, Inc. (Electric)	3,751	84,210
HCC Insurance Holdings, Inc. (Insurance)	4,774	131,762
Health Management Associates, Inc. - Class A* (Healthcare - Services)	10,912	93,843
Health Net, Inc.* (Healthcare - Services)	4,092	101,768
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,751	48,876
Henry Schein, Inc.* (Healthcare - Products)	3,751	220,934
Herman Miller, Inc. (Office Furnishings)	2,387	43,109
Hewitt Associates, Inc.* (Commercial Services)	3,410	135,650
Highwoods Properties, Inc. (REIT)	3,069	97,379
Hill-Rom Holdings, Inc. (Healthcare - Products)	2,728	74,229
HNI Corp. (Office Furnishings)	1,705	45,404
Hologic, Inc.* (Healthcare - Products)	11,253	208,631

See accompanying notes to the Schedules of Portfolio Investments.

Horace Mann Educators Corp. (Insurance)	1,705	25,677
Hospitality Properties Trust (REIT)	5,115	122,504
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,387	120,376
IDACORP, Inc. (Electric)	2,046	70,833
IDEX Corp. (Machinery - Diversified)	3,410	112,871
IDEXX Laboratories, Inc.* (Healthcare - Products)	2,387	137,372
Immucor, Inc.* (Healthcare - Products)	3,069	68,715
Informatica Corp.* (Software)	3,751	100,752
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	7,161	125,676
Integrated Device Technology, Inc.* (Semiconductors)	7,161	43,897
International Bancshares Corp. (Banks)	2,046	47,038
International Rectifier Corp.* (Semiconductors)	3,069	70,280
International Speedway Corp. (Entertainment)	1,023	26,363
Intersil Corp. - Class A (Semiconductors)	5,115	75,497
Intrepid Potash, Inc.* (Chemicals)	1,705	51,713
Itron, Inc.* (Electronics)	1,705	123,732
ITT Educational Services, Inc.* (Commercial Services)	1,023	115,067
J. Crew Group, Inc.* (Retail)	2,387	109,563
J.B. Hunt Transport Services, Inc. (Transportation)	3,751	134,586
Jack Henry & Associates, Inc. (Computers)	3,410	82,045
Jefferies Group, Inc. (Diversified Financial Services)	5,115	121,072
JetBlue Airways Corp.* (Airlines)	8,866	49,472
John Wiley & Sons, Inc. (Media)	1,705	73,792
Jones Lang LaSalle, Inc. (Real Estate)	1,705	124,277
Joy Global, Inc. (Machinery - Construction & Mining)	4,433	250,908
Kansas City Southern Industries, Inc.* (Transportation)	4,092	148,008
KB Home (Home Builders)	3,069	51,406
KBR, Inc. (Engineering & Construction)	6,820	151,131
Kennametal, Inc. (Hand/Machine Tools)	3,410	95,889
Kindred Healthcare, Inc.* (Healthcare - Services)	1,705	30,775
Kinetic Concepts, Inc.* (Healthcare - Products)	2,387	114,122
Kirby Corp.* (Transportation)	2,046	78,055
Korn/Ferry International* (Commercial Services)	1,705	30,093
Lam Research Corp.* (Semiconductors)	5,456	203,618
Lamar Advertising Co.* (Advertising)	2,046	70,280
Lancaster Colony Corp. (Miscellaneous Manufacturing)	682	40,211
Landstar System, Inc. (Transportation)	2,046	85,891
Lender Processing Services, Inc. (Diversified Financial Services)	4,092	154,473
Lennox International, Inc. (Building Materials)	2,046	90,679
Liberty Property Trust (REIT)	4,774	162,030
Life Time Fitness, Inc.* (Leisure Time)	1,705	47,911
LifePoint Hospitals, Inc.* (Healthcare - Services)	2,387	87,794
Lincare Holdings, Inc.* (Healthcare - Services)	2,728	122,433
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,705	92,633
LKQ Corp.* (Distribution/Wholesale)	6,138	124,601
Louisiana-Pacific Corp.* (Forest Products & Paper)	5,456	49,377
Lubrizol Corp. (Chemicals)	2,728	250,212
M.D.C. Holdings, Inc. (Home Builders)	1,364	47,208
Mack-Cali Realty Corp. (REIT)	3,410	120,203
Manpower, Inc. (Commercial Services)	3,410	194,779
ManTech International Corp. - Class A* (Software)	682	33,302
Mariner Energy, Inc.* (Oil & Gas)	4,433	66,362
Martin Marietta Materials (Building Materials)	1,705	142,453
Masimo Corp. (Healthcare - Products)	2,046	54,321
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,023	36,317
MDU Resources Group, Inc. (Electric)	8,184	176,611
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,387	60,057
Mentor Graphics Corp.* (Computers)	4,092	32,818
Mercury General Corp. (Insurance)	1,364	59,634
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	1,364	148,949
Micros Systems, Inc.* (Computers)	3,410	112,121
Mine Safety Appliances Co. (Environmental Control)	1,023	28,603
Minerals Technologies, Inc. (Chemicals)	682	35,355
Mohawk Industries, Inc.* (Textiles)	2,387	129,805
MSC Industrial Direct Co. - Class A (Retail)	1,705	86,375
MSCI, Inc. - Class A* (Software)	4,433	160,031
National Fuel Gas Co. (Pipelines)	3,410	172,376
National Instruments Corp. (Computers)	2,387	79,606
Nationwide Health Properties, Inc. (REIT)	5,115	179,792
Navigant Consulting Co.* (Commercial Services)	2,046	24,818
NBTY, Inc.* (Pharmaceuticals)	2,728	130,889
NCR Corp.* (Computers)	6,820	94,116
Netflix, Inc.* (Internet)	1,705	125,727
NeuStar, Inc.* (Telecommunications)	3,069	77,339
New York Community Bancorp (Savings & Loans)	18,755	310,208
NewAlliance Bancshares, Inc. (Savings & Loans)	4,433	55,944
Newfield Exploration Co.* (Oil & Gas)	5,797	301,734

See accompanying notes to the Schedules of Portfolio Investments.

Nordson Corp. (Machinery - Diversified)	1,364	92,643
NSTAR (Electric)	4,433	157,017
NV Energy, Inc. (Electric)	10,230	126,136
NVR, Inc.* (Home Builders)	341	247,737
Oceaneering International, Inc.* (Oil & Gas Services)	2,387	151,551
OGE Energy Corp. (Electric)	4,092	159,343
Old Republic International Corp. (Insurance)	10,571	134,040
Olin Corp. (Chemicals)	3,410	66,904
OMEGA Healthcare Investors, Inc. (REIT)	3,751	73,107
Omnicare, Inc. (Pharmaceuticals)	5,115	144,703
Oshkosh Truck Corp.* (Auto Manufacturers)	3,751	151,315
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,387	142,146
Overseas Shipholding Group, Inc. (Transportation)	1,023	40,132
Owens & Minor, Inc. (Distribution/Wholesale)	1,705	79,095
Packaging Corp. of America (Packaging & Containers)	4,433	109,096
PacWest Bancorp (Banks)	1,023	23,345
Palm, Inc.* (Computers)	7,161	26,925
Panera Bread Co. - Class A* (Retail)	1,364	104,332
Parametric Technology Corp.* (Software)	5,115	92,326
Patriot Coal Corp.* (Coal)	3,069	62,792
Patterson-UTI Energy, Inc. (Oil & Gas)	6,479	90,512
Pentair, Inc. (Miscellaneous Manufacturing)	4,092	145,757
Perrigo Co. (Pharmaceuticals)	3,410	200,235
PetSmart, Inc. (Retail)	5,115	163,475
Pharmaceutical Product Development, Inc. (Commercial Services)	5,115	121,481
Phillips-Van Heusen Corp. (Apparel)	2,046	117,359
Plains Exploration & Production Co.* (Oil & Gas)	5,797	173,852
Plantronics, Inc. (Telecommunications)	2,046	63,999
PNM Resources, Inc. (Electric)	3,751	47,000
Polycom, Inc.* (Telecommunications)	3,410	104,278
Potlatch Corp. (Forest Products & Paper)	1,705	59,743
Pride International, Inc.* (Oil & Gas)	7,502	225,885
Prosperity Bancshares, Inc. (Banks)	1,705	69,905
Protective Life Corp. (Insurance)	3,751	82,485
Psychiatric Solutions, Inc.* (Healthcare - Services)	2,387	71,133
Quest Software, Inc.* (Software)	2,728	48,531
Quicksilver Resources, Inc.* (Oil & Gas)	5,115	71,968
Ralcorp Holdings, Inc.* (Food)	2,387	161,791
Raymond James Financial Corp. (Diversified Financial Services)	4,092	109,420
Rayonier, Inc. (Forest Products & Paper)	3,410	154,916
Realty Income Corp. (REIT)	4,433	136,049
Regal-Beloit Corp. (Hand/Machine Tools)	1,364	81,035
Regency Centers Corp. (REIT)	3,410	127,773
Regis Corp. (Retail)	2,387	44,589
Reinsurance Group of America, Inc. (Insurance)	3,069	161,184
Reliance Steel & Aluminum Co. (Iron/Steel)	2,728	134,299
Rent-A-Center, Inc.* (Commercial Services)	2,728	64,517
ResMed, Inc.* (Healthcare - Products)	3,069	195,342
RF Micro Devices, Inc.* (Telecommunications)	11,594	57,738
Rollins, Inc. (Commercial Services)	1,705	36,964
Rovi Corp.* (Semiconductors)	4,433	164,597
RPM, Inc. (Chemicals)	5,456	116,431
Ruddick Corp. (Food)	1,705	53,946
Saks, Inc.* (Retail)	6,820	58,652
Scholastic Corp. (Media)	1,023	28,644
Scientific Games Corp. - Class A* (Entertainment)	2,728	38,410
SEI Investments Co. (Software)	5,456	119,868
Semtech Corp.* (Semiconductors)	2,387	41,605
Senior Housing Properties Trust (REIT)	5,456	120,850
Sensient Technologies Corp. (Chemicals)	2,046	59,457
Service Corp. International (Commercial Services)	10,912	100,172
Shaw Group, Inc.* (Engineering & Construction)	3,410	117,372
Silgan Holdings, Inc. (Packaging & Containers)	1,023	61,615
Silicon Laboratories, Inc.* (Semiconductors)	1,705	81,277
SL Green Realty Corp. (REIT)	3,410	195,291
Smithfield Foods, Inc.* (Food)	6,138	127,302
Solera Holdings, Inc. (Software)	3,069	118,617
Sonoco Products Co. (Packaging & Containers)	4,092	125,993
Sotheby’s (Commercial Services)	2,728	84,814
Southern Union Co. (Gas)	5,456	138,419
SPX Corp. (Miscellaneous Manufacturing)	2,046	135,691
SRA International, Inc. - Class A* (Computers)	1,705	35,447
StanCorp Financial Group, Inc. (Insurance)	2,046	97,451
Steel Dynamics, Inc. (Iron/Steel)	9,207	160,846
STERIS Corp. (Healthcare - Products)	2,387	80,346
Strayer Education, Inc. (Commercial Services)	341	83,040
Superior Energy Services, Inc.* (Oil & Gas Services)	3,410	71,678
SVB Financial Group* (Banks)	1,705	79,555
Sybase, Inc.* (Software)	3,410	158,974
Syniverse Holdings, Inc.* (Telecommunications)	2,728	53,114
Synopsys, Inc.* (Computers)	6,138	137,307
Synovus Financial Corp. (Banks)	21,483	70,679
TCF Financial Corp. (Banks)	5,115	81,533
Tech Data Corp.* (Distribution/Wholesale)	2,046	85,727
Techne Corp. (Healthcare - Products)	1,364	86,873

See accompanying notes to the Schedules of Portfolio Investments.

Teleflex, Inc. (Miscellaneous Manufacturing)	1,705	109,239
Telephone & Data Systems, Inc. (Telecommunications)	3,751	126,971
Temple-Inland, Inc. (Forest Products & Paper)	4,433	90,566
Terex Corp.* (Machinery - Construction & Mining)	4,433	100,673
Terra Industries, Inc. (Chemicals)	4,092	187,250
The Brink’s Co. (Miscellaneous Manufacturing)	2,046	57,759
The Corporate Executive Board Co. (Commercial Services)	1,364	36,269
The Macerich Co. (REIT)	4,108	157,378
The Ryland Group, Inc. (Home Builders)	1,705	38,260
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,705	79,027
The Timberland Co. - Class A* (Apparel)	1,705	36,385
The Warnaco Group, Inc.* (Apparel)	1,705	81,346
Thomas & Betts Corp.* (Electronics)	2,046	80,285
Thor Industries, Inc. (Home Builders)	1,364	41,206
Thoratec Corp.* (Healthcare - Products)	2,387	79,845
Tidewater, Inc. (Oil & Gas Services)	2,046	96,714
Timken Co. (Metal Fabricate/Hardware)	3,410	102,334
Toll Brothers, Inc.* (Home Builders)	6,138	127,670
Tootsie Roll Industries, Inc. (Food)	1,023	27,652
Towers Watson & Co. - Class A (Commercial Services)	1,705	80,988
Transatlantic Holdings, Inc. (Insurance)	2,728	144,038
Trimble Navigation, Ltd.* (Electronics)	5,115	146,903
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,410	68,064
Trustmark Corp. (Banks)	2,387	58,314
Tupperware Corp. (Household Products/Wares)	2,728	131,544
tw telecom, Inc.* (Telecommunications)	6,479	117,594
UDR, Inc. (REIT)	6,820	120,305
UGI Corp. (Gas)	4,774	126,702
Under Armour, Inc. - Class A* (Retail)	1,364	40,115
Unit Corp.* (Oil & Gas)	1,705	72,087
United Rentals, Inc.* (Commercial Services)	2,387	22,390
United Therapeutics Corp.* (Pharmaceuticals)	2,046	113,205
Unitrin, Inc. (Insurance)	2,046	57,390
Universal Corp. (Agriculture)	1,023	53,902
Universal Health Services, Inc. - Class B (Healthcare - Services)	4,092	143,588
URS Corp.* (Engineering & Construction)	3,410	169,170
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,728	117,058
Valley National Bancorp (Banks)	6,479	99,582
Valmont Industries, Inc. (Metal Fabricate/Hardware)	682	56,490
Valspar Corp. (Chemicals)	4,092	120,632
ValueClick, Inc.* (Internet)	3,410	34,577
Varian, Inc.* (Electronics)	1,023	52,971
VCA Antech, Inc.* (Pharmaceuticals)	3,751	105,141
Vectren Corp. (Gas)	3,410	84,295
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,525	348,417
Vishay Intertechnology, Inc.* (Electronics)	8,184	83,722
W.R. Berkley Corp. (Insurance)	5,456	142,347
Wabtec Corp. (Machinery - Diversified)	2,046	86,178
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	3,410	122,896
Washington Federal, Inc. (Savings & Loans)	4,774	97,008
Waste Connections, Inc.* (Environmental Control)	3,410	115,804
Webster Financial Corp. (Banks)	2,728	47,713
Weingarten Realty Investors (REIT)	4,433	95,575
WellCare Health Plans, Inc.* (Healthcare - Services)	1,705	50,775
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	15,004	75,020
Werner Enterprises, Inc. (Transportation)	1,705	39,505
Westamerica Bancorp (Banks)	1,023	58,976
Westar Energy, Inc. (Electric)	4,774	106,460
WGL Holdings, Inc. (Gas)	2,046	70,894
Williams Sonoma, Inc. (Retail)	4,433	116,544
Wilmington Trust Corp. (Banks)	3,751	62,154
WMS Industries, Inc.* (Leisure Time)	2,046	85,809
Woodward Governor Co. (Electronics)	2,387	76,336
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,387	41,271
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	2,387	70,655

TOTAL COMMON STOCKS
(Cost $35,431,403)		40,629,757

	Principal Amount

Repurchase Agreements (28.2%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $4,253,000 (Collateralized by $4,644,500 of various U.S. Treasury Notes, 2.75%–3.00%, 9/30/16-2/15/19, market value $4,338,220)	$4,253,000	4,253,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,109,000 (Collateralized by $2,124,000 of various U.S. Government Agency Obligations, 0.26%‡–3.50%, 5/20/10-8/25/14, market value $2,153,048)	2,109,000	2,109,000

See accompanying notes to the Schedules of Portfolio Investments.

HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $8,003,000 (Collateralized by $8,153,000 of various U.S. Government Agency Obligations, 0.35%–6.63%, 11/15/10-2/1/11, market value $8,165,003)	8,003,000	8,003,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $287,000 (Collateralized by $292,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $294,920)	287,000	287,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,652,000)		14,652,000

TOTAL INVESTMENT SECURITIES
(Cost $50,083,403)—106.6%		55,281,757
Net other assets (liabilities)—(6.6)%		(3,438,549)

NET ASSETS—100.0%		$51,843,208

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $6,810,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 6/21/10 (Underlying notional amount at value $20,939,520)	266	$112,861
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$2,757,880	$(10,812)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	39,452,052	(208,517)

		$(219,329)

ProFund VP UltraMid-Cap invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Advertising	$87,821	0.2%
Aerospace/Defense	245,878	0.5%
Agriculture	53,902	0.1%
Airlines	135,159	0.3%
Apparel	461,070	0.9%
Auto Manufacturers	151,315	0.3%
Auto Parts & Equipment	195,291	0.4%
Banks	1,507,170	2.9%
Beverages	265,196	0.5%
Biotechnology	548,782	1.1%
Building Materials	233,132	0.4%
Chemicals	1,406,366	2.7%
Coal	218,629	0.4%
Commercial Services	1,872,405	3.6%
Computers	945,876	1.8%
Cosmetics/Personal Care	98,089	0.2%
Distribution/Wholesale	415,099	0.8%
Diversified Financial Services	967,324	1.9%
Electric	1,475,740	2.8%
Electrical Components & Equipment	624,326	1.2%
Electronics	1,025,012	2.0%
Engineering & Construction	614,331	1.2%
Entertainment	282,430	0.5%
Environmental Control	182,299	0.4%
Food	552,990	1.1%
Forest Products & Paper	354,602	0.7%
Gas	788,894	1.5%
Hand/Machine Tools	269,557	0.5%
Healthcare - Products	1,851,790	3.6%
Healthcare - Services	1,008,105	1.9%
Home Builders	553,487	1.1%
Household Products/Wares	528,789	1.0%
Insurance	1,902,786	3.7%
Internet	689,413	1.3%
Investment Companies	95,500	0.2%
Iron/Steel	357,548	0.7%
Leisure Time	133,720	0.3%
Lodging	23,584	NM
Machinery - Construction & Mining	576,607	1.1%
Machinery - Diversified	573,279	1.1%
Media	102,436	0.2%
Metal Fabricate/Hardware	271,991	0.5%
Miscellaneous Manufacturing	1,129,785	2.2%
Office Furnishings	88,513	0.2%
Oil & Gas	1,577,610	3.0%
Oil & Gas Services	434,755	0.8%
Packaging & Containers	371,615	0.7%
Pharmaceuticals	1,134,608	2.2%
Pipelines	172,376	0.3%
REIT	2,738,656	5.3%
Real Estate	124,277	0.2%
Retail	2,726,915	5.3%
Retail - Restaurants	75,020	0.1%
Savings & Loans	628,981	1.2%
Semiconductors	1,149,645	2.2%
Software	1,668,541	3.2%
Telecommunications	1,025,851	2.0%
Textiles	129,805	0.2%
Transportation	654,383	1.3%
Trucking & Leasing	48,848	0.1%
Water	101,853	0.2%
Other**	11,213,451	21.7%

Total	$51,843,208	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:

Common Stocks	$40,629,757	$-	$-	$40,629,757
Repurchase Agreements	-	14,652,000	-	14,652,000

Total Investment Securities	40,629,757	14,652,000	-	55,281,757

Other Financial Instruments^	112,861	(219,329)	-	(106,468)

Total Investments	$40,742,618	$14,432,671	$-	$55,175,289

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (14.2%)
3Com Corp.* (Telecommunications)	2,183	$16,787
3D Systems Corp.* (Computers)	296	4,040
3PAR, Inc.* (Computers)	185	1,850
AAR Corp.* (Aerospace/Defense)	222	5,510
Abaxis, Inc.* (Healthcare - Products)	185	5,030
ABIOMED, Inc.* (Healthcare - Products)	407	4,204
ABM Industries, Inc. (Commercial Services)	259	5,491
Acacia Research Corp.* (Media)	296	3,206
Acco Brands Corp.* (Household Products/Wares)	555	4,251
Acorda Therapeutics, Inc.* (Biotechnology)	222	7,592
ActivIdentity Corp.* (Internet)	1,369	3,888
Actuant Corp. - Class A (Miscellaneous Manufacturing)	407	7,957
Actuate Corp.* (Software)	740	4,137
Acuity Brands, Inc. (Miscellaneous Manufacturing)	259	10,932
Acxiom Corp.* (Software)	296	5,310
Adaptec, Inc.* (Telecommunications)	1,443	4,719
ADC Telecommunications, Inc.* (Telecommunications)	666	4,868
Administaff, Inc. (Commercial Services)	222	4,737
ADTRAN, Inc. (Telecommunications)	333	8,775
Advance America Cash Advance Centers, Inc. (Commercial Services)	629	3,661
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	333	5,514
Advent Software, Inc.* (Software)	185	8,279
Advisory Board Co.* (Commercial Services)	185	5,827
AEP Industries, Inc.* (Packaging & Containers)	111	2,888
Aerovironment, Inc.* (Aerospace/Defense)	74	1,932
Affymax, Inc.* (Biotechnology)	222	5,201
Affymetrix, Inc.* (Biotechnology)	555	4,074
Aircastle, Ltd. (Trucking & Leasing)	370	3,504
AirTran Holdings, Inc.* (Airlines)	1,036	5,263
Alaska Air Group, Inc.* (Airlines)	222	9,153
Alaska Communications Systems Group, Inc. (Telecommunications)	481	3,906
Albany International Corp. - Class A (Machinery - Diversified)	185	3,983
Alexander’s, Inc.* (REIT)	37	11,068
Alico, Inc. (Agriculture)	111	2,803
Align Technology, Inc.* (Healthcare - Products)	333	6,440
Alkermes, Inc.* (Pharmaceuticals)	555	7,198
Alliance One International, Inc.* (Agriculture)	666	3,390
Allied Nevada Gold Corp.* (Mining)	370	6,131
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	740	2,620
Allos Therapeutics, Inc.* (Pharmaceuticals)	518	3,849
Almost Family, Inc.* (Healthcare - Services)	148	5,578
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	222	3,778
AMAG Pharmaceuticals, Inc.* (Biotechnology)	111	3,875
America’s Car-Mart, Inc.* (Retail)	111	2,677
American Apparel, Inc.* (Apparel)	629	1,906
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	333	3,323
American Campus Communities, Inc. (REIT)	259	7,164
American Capital, Ltd. (Investment Companies)	1,665	8,458
American Equity Investment Life Holding Co. (Insurance)	518	5,517
American Greetings Corp. - Class A (Household Products/Wares)	259	5,398
American Italian Pasta Co. - Class A* (Food)	185	7,191
American Medical Systems Holdings, Inc.* (Healthcare - Products)	481	8,937
American Public Education, Inc.* (Commercial Services)	111	5,173
American Reprographics Co.* (Software)	296	2,655
American Science & Engineering, Inc. (Electronics)	74	5,544
American States Water Co. (Water)	185	6,419
American Superconductor Corp.* (Electrical Components & Equipment)	148	4,277
American Woodmark Corp. (Home Furnishings)	222	4,305
Amerigon, Inc.* (Auto Parts & Equipment)	259	2,618
AMERIGROUP Corp.* (Healthcare - Services)	296	9,839
Amerisafe, Inc.* (Insurance)	222	3,634
Ameron International Corp. (Miscellaneous Manufacturing)	74	4,654
Amkor Technology, Inc.* (Semiconductors)	629	4,447
AmSurg Corp.* (Healthcare - Services)	703	15,178
ANADIGICS, Inc.* (Semiconductors)	592	2,877
Analogic Corp. (Electronics)	74	3,162
Anixter International, Inc.* (Telecommunications)	148	6,934
AnnTaylor Stores Corp.* (Retail)	370	7,659
Anworth Mortgage Asset Corp. (REIT)	740	4,988
Apollo Investment Corp. (Investment Companies)	962	12,246
Applied Industrial Technologies, Inc. (Machinery - Diversified)	296	7,356
Applied Micro Circuits Corp.* (Semiconductors)	444	3,832
Arbitron, Inc. (Commercial Services)	185	4,932
Arch Chemicals, Inc. (Chemicals)	185	6,362
ArcSight, Inc.* (Telecommunications)	111	3,125
Arena Resources, Inc.* (Oil & Gas)	259	8,651
Ares Capital Corp. (Investment Companies)	629	9,334

See accompanying notes to the Schedules of Portfolio Investments.

Argo Group International Holdings, Ltd. (Insurance)	296	9,647
Argon ST, Inc.* (Aerospace/Defense)	111	2,954
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	925	3,145
Ariba, Inc.* (Internet)	555	7,132
Arkansas Best Corp. (Transportation)	185	5,528
ArQule, Inc.* (Biotechnology)	1,184	6,820
Array BioPharma, Inc.* (Pharmaceuticals)	592	1,622
Arris Group, Inc.* (Telecommunications)	740	8,887
Arrow Financial Corp. (Banks)	185	4,975
Art Technology Group, Inc.* (Internet)	925	4,079
Artio Global Investors, Inc. (Diversified Financial Services)	148	3,662
Aruba Networks, Inc.* (Telecommunications)	370	5,054
ArvinMeritor, Inc.* (Auto Parts & Equipment)	518	6,915
Asbury Automotive Group, Inc.* (Retail)	333	4,429
Ascent Media Corp. - Class A* (Entertainment)	148	4,033
Ashford Hospitality Trust* (REIT)	370	2,653
AsiaInfo Holdings, Inc.* (Internet)	185	4,899
Asset Acceptance Capital Corp.* (Commercial Services)	333	2,101
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	185	6,075
Associated Estates Realty Corp. (REIT)	259	3,572
Assured Guaranty, Ltd. (Insurance)	703	15,445
Astec Industries, Inc.* (Machinery - Construction & Mining)	185	5,358
Astoria Financial Corp. (Savings & Loans)	481	6,974
athenahealth, Inc.* (Software)	185	6,764
Atheros Communications* (Telecommunications)	333	12,890
Atlas Air Worldwide Holdings, Inc.* (Transportation)	111	5,889
Atlas Energy, Inc.* (Oil & Gas)	407	12,666
ATMI, Inc.* (Semiconductors)	481	9,288
ATP Oil & Gas Corp.* (Oil & Gas)	111	2,088
ATS Medical, Inc.* (Healthcare - Products)	888	2,309
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	296	9,223
Avatar Holdings, Inc.* (Real Estate)	185	4,022
Aviat Networks, Inc.* (Telecommunications)	592	3,925
Avid Technology, Inc.* (Software)	370	5,099
Avis Budget Group, Inc.* (Commercial Services)	592	6,808
AZZ, Inc. (Miscellaneous Manufacturing)	111	3,757
Badger Meter, Inc. (Electronics)	185	7,124
Baldor Electric Co. (Hand/Machine Tools)	296	11,070
Bally Technologies, Inc.* (Entertainment)	296	12,000
Bank Mutual Corp. (Banks)	888	5,772
BankFinancial Corp. (Savings & Loans)	666	6,107
Barnes Group, Inc. (Miscellaneous Manufacturing)	296	5,760
Basic Energy Services, Inc.* (Oil & Gas Services)	222	1,712
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	296	5,662
Belden, Inc. (Electrical Components & Equipment)	296	8,128
Belo Corp. - Class A (Media)	518	3,533
Benchmark Electronics, Inc.* (Electronics)	370	7,674
Berry Petroleum Co. - Class A (Oil & Gas)	296	8,335
Bill Barrett Corp.* (Oil & Gas)	333	10,226
BioMed Realty Trust, Inc. (REIT)	629	10,404
BioMimetic Therapeutics, Inc.* (Healthcare - Products)	185	2,433
Blackbaud, Inc. (Software)	185	4,660
Blackboard, Inc.* (Software)	185	7,707
Blount International, Inc.* (Machinery - Diversified)	555	5,750
Blue Coat Systems, Inc.* (Internet)	222	6,891
Blue Nile, Inc.* (Internet)	74	4,071
Bob Evans Farms, Inc. (Retail)	296	9,149
Boston Private Financial Holdings, Inc. (Banks)	481	3,545
BPZ Resources, Inc.* (Oil & Gas)	629	4,623
Brady Corp. - Class A (Electronics)	296	9,212
Briggs & Stratton Corp. (Machinery - Diversified)	296	5,772
Brigham Exploration Co.* (Oil & Gas)	592	9,442
Brightpoint, Inc.* (Distribution/Wholesale)	444	3,343
Bristow Group, Inc.* (Transportation)	185	6,980
Broadpoint Gleacher Securities, Inc.* (Diversified Financial Services)	629	2,516
Bronco Drilling Co., Inc.* (Oil & Gas)	333	1,565
Brookline Bancorp, Inc. (Savings & Loans)	407	4,330
Brooks Automation, Inc.* (Semiconductors)	333	2,937
Brown Shoe Co., Inc. (Retail)	333	5,155
Bruker Corp.* (Healthcare - Products)	370	5,420
Brunswick Corp. (Leisure Time)	518	8,272
Brush Engineered Materials, Inc.* (Mining)	148	3,340
Buckeye Technologies, Inc.* (Forest Products & Paper)	185	2,420
Buffalo Wild Wings, Inc.* (Retail)	111	5,340
CACI International, Inc. - Class A* (Computers)	222	10,845
Cadiz, Inc.* (Agriculture)	222	2,835
Calamos Asset Management, Inc. (Diversified Financial Services)	185	2,653
Calgon Carbon Corp.* (Environmental Control)	333	5,701
California Pizza Kitchen, Inc.* (Retail)	185	3,106
Callaway Golf Co. (Leisure Time)	481	4,242

See accompanying notes to the Schedules of Portfolio Investments.

Capella Education Co.* (Commercial Services)	74	6,870
Capital Lease Funding, Inc. (REIT)	555	3,080
CARBO Ceramics, Inc. (Oil & Gas Services)	111	6,920
Care Investment Trust, Inc. (REIT)	370	3,300
Carmike Cinemas, Inc.* (Entertainment)	222	3,079
Carrizo Oil & Gas, Inc.* (Oil & Gas)	185	4,246
Carter’s, Inc.* (Apparel)	259	7,811
Casey’s General Stores, Inc. (Retail)	259	8,133
Cash America International, Inc. (Retail)	185	7,304
Cass Information Systems, Inc. (Banks)	148	4,610
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	296	12,248
Cathay Bancorp, Inc. (Banks)	407	4,742
Cavco Industries, Inc.* (Home Builders)	74	2,526
Cavium Networks, Inc.* (Semiconductors)	222	5,519
CBL & Associates Properties, Inc. (REIT)	851	11,659
CEC Entertainment, Inc.* (Retail)	111	4,229
Celera Corp.* (Biotechnology)	814	5,779
Centene Corp.* (Healthcare - Services)	222	5,337
Century Aluminum Co.* (Mining)	407	5,600
Cenveo, Inc.* (Commercial Services)	407	3,525
Cepheid, Inc.* (Healthcare - Products)	370	6,468
Charming Shoppes, Inc.* (Retail)	777	4,242
Chart Industries, Inc.* (Machinery - Diversified)	296	5,920
Checkpoint Systems, Inc.* (Electronics)	555	12,277
Cheesecake Factory, Inc.* (Retail)	333	9,011
Chemical Financial Corp. (Banks)	222	5,244
Cheniere Energy, Inc.* (Oil & Gas)	666	2,058
China Information Security Technology, Inc.* (Software)	444	2,242
China-Biotics, Inc.* (Pharmaceuticals)	148	2,651
ChinaCast Education Corp.* (Commercial Services)	370	2,705
Chindex International, Inc.* (Distribution/Wholesale)	148	1,748
Chiquita Brands International, Inc.* (Food)	296	4,656
Christopher & Banks Corp. (Retail)	370	2,960
Cincinnati Bell, Inc.* (Telecommunications)	1,480	5,047
CIRCOR International, Inc. (Metal Fabricate/Hardware)	148	4,915
Cirrus Logic, Inc.* (Semiconductors)	370	3,104
Citi Trends, Inc.* (Retail)	111	3,601
Citizens Republic Bancorp, Inc.* (Banks)	2,553	3,013
City Holding Co. (Banks)	259	8,881
CKE Restaurants, Inc. (Retail)	851	9,421
CKX, Inc.* (Media)	592	3,629
Clarcor, Inc. (Miscellaneous Manufacturing)	259	8,933
Clayton Williams Energy, Inc.* (Oil & Gas)	111	3,883
Clean Harbors, Inc.* (Environmental Control)	111	6,167
Clearwater Paper Corp.* (Forest Products & Paper)	74	3,645
Cleco Corp. (Electric)	481	12,771
CoBiz Financial, Inc. (Banks)	407	2,536
Coeur d’Alene Mines Corp.* (Mining)	481	7,205
Cogent Communications Group, Inc.* (Internet)	259	2,696
Cogent, Inc.* (Electronics)	444	4,529
Cognex Corp. (Machinery - Diversified)	370	6,841
Coherent, Inc.* (Electronics)	148	4,730
Coldwater Creek, Inc.* (Retail)	629	4,365
Collective Brands, Inc.* (Retail)	407	9,255
Colonial Properties Trust (REIT)	407	5,242
Columbia Banking System, Inc. (Banks)	185	3,757
Columbia Sportswear Co. (Apparel)	148	7,774
Columbus McKinnon Corp. NY* (Machinery - Diversified)	296	4,698
Community Bank System, Inc. (Banks)	259	5,900
Community Trust Bancorp, Inc. (Banks)	222	6,014
Commvault Systems, Inc.* (Software)	296	6,320
Complete Production Services, Inc.* (Oil & Gas Services)	296	3,419
Computer Programs & Systems, Inc. (Software)	148	5,784
comScore, Inc.* (Internet)	259	4,323
Comtech Telecommunications Corp.* (Telecommunications)	185	5,918
Comverge, Inc.* (Energy - Alternate Sources)	259	2,929
Concur Technologies, Inc.* (Software)	222	9,104
Conseco, Inc.* (Insurance)	1,480	9,206
Consolidated Communications Holdings, Inc. (Telecommunications)	370	7,015
Consolidated Graphics, Inc.* (Commercial Services)	74	3,064
Consolidated-Tomoka Land Co. (Real Estate)	111	3,498
Constant Contact, Inc.* (Internet)	222	5,155
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	407	7,741
Corinthian Colleges, Inc.* (Commercial Services)	518	9,112
CoStar Group, Inc.* (Commercial Services)	148	6,145
Cousins Properties, Inc. (REIT)	407	3,382
Cracker Barrel Old Country Store, Inc. (Retail)	148	6,864
Credit Acceptance Corp.* (Diversified Financial Services)	37	1,526
Crocs, Inc.* (Apparel)	518	4,543
Crosstex Energy, Inc.* (Oil & Gas)	333	2,894
CSG Systems International, Inc.* (Software)	222	4,653
Cubic Corp. (Electronics)	111	3,996

See accompanying notes to the Schedules of Portfolio Investments.

Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	407	9,174
Curis, Inc.* (Biotechnology)	666	2,045
Curtiss-Wright Corp. (Aerospace/Defense)	222	7,726
Cyberonics, Inc.* (Healthcare - Products)	185	3,545
CyberSource Corp.* (Internet)	407	7,179
Cymer, Inc.* (Electronics)	296	11,041
Cytokinetics, Inc.* (Biotechnology)	592	1,894
Dana Holding Corp.* (Auto Parts & Equipment)	814	9,670
Darling International, Inc.* (Environmental Control)	592	5,304
DCT Industrial Trust, Inc. (REIT)	1,147	5,999
DealerTrack Holdings, Inc.* (Internet)	259	4,424
Deckers Outdoor Corp.* (Apparel)	111	15,318
Delphi Financial Group, Inc. - Class A (Insurance)	296	7,447
Deltic Timber Corp. (Forest Products & Paper)	74	3,260
Deluxe Corp. (Commercial Services)	296	5,748
DemandTec, Inc.* (Software)	481	3,343
DepoMed, Inc.* (Pharmaceuticals)	629	2,233
Developers Diversified Realty Corp. (REIT)	999	12,158
Dexcom, Inc.* (Healthcare - Products)	333	3,240
DG Fastchannel, Inc.* (Media)	148	4,729
DHT Maritime, Inc. (Transportation)	703	2,756
Diamond Foods, Inc. (Food)	148	6,222
DiamondRock Hospitality Co. (REIT)	891	9,008
Digi International, Inc.* (Software)	296	3,149
Digital River, Inc.* (Internet)	222	6,727
Dillards, Inc. - Class A (Retail)	370	8,732
DineEquity, Inc.* (Retail)	111	4,391
Diodes, Inc.* (Semiconductors)	296	6,630
Dionex Corp.* (Electronics)	148	11,067
Dolan Media* (Media)	259	2,815
Dollar Financial Corp.* (Commercial Services)	111	2,671
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	185	5,944
Domino’s Pizza, Inc.* (Retail)	259	3,533
Domtar Corp.* (Forest Products & Paper)	222	14,299
Dress Barn, Inc.* (Retail)	185	4,840
Drew Industries, Inc.* (Building Materials)	185	4,074
Drill-Quip, Inc.* (Oil & Gas Services)	148	9,004
drugstore.com, Inc.* (Internet)	740	2,642
DTS, Inc.* (Home Furnishings)	148	5,038
Durect Corp.* (Pharmaceuticals)	1,517	4,566
Dyax Corp.* (Pharmaceuticals)	481	1,640
Dycom Industries, Inc.* (Engineering & Construction)	296	2,596
E* TRADE Financial Corp.* (Diversified Financial Services)	9,102	15,018
East West Bancorp, Inc. (Banks)	555	9,668
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,554	8,998
Echelon Corp.* (Computers)	222	1,991
Eclipsys Corp.* (Software)	407	8,091
Education Realty Trust, Inc. (REIT)	592	3,404
eHealth, Inc.* (Insurance)	296	4,662
Einstein Noah Restaurant Group, Inc.* (Retail)	185	2,248
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	296	5,328
EMCOR Group, Inc.* (Engineering & Construction)	444	10,936
Emergency Medical Services Corp. - Class A* (Commercial Services)	222	12,554
Emergent Biosolutions, Inc.* (Biotechnology)	148	2,488
Emeritus Corp.* (Healthcare - Services)	111	2,259
Employers Holdings, Inc. (Insurance)	333	4,945
Emulex Corp.* (Semiconductors)	518	6,879
EnerNOC, Inc.* (Electric)	111	3,294
EnerSys* (Electrical Components & Equipment)	296	7,299
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	148	4,304
Enstar Group, Ltd.* (Insurance)	74	5,118
Entegris, Inc.* (Semiconductors)	851	4,289
Entertainment Properties Trust (REIT)	296	12,174
Entropic Communications, Inc.* (Semiconductors)	407	2,068
Enzo Biochem, Inc.* (Biotechnology)	518	3,118
Epicor Software Corp.* (Software)	555	5,306
Epoch Holding Corp. (Diversified Financial Services)	333	3,760
Equity Lifestyle Properties, Inc. (REIT)	111	5,981
Equity One, Inc. (REIT)	481	9,086
eResearchTechnology, Inc.* (Internet)	592	4,091
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	148	4,708
Esterline Technologies Corp.* (Aerospace/Defense)	185	9,145
Euronet Worldwide, Inc.* (Commercial Services)	370	6,819
ev3, Inc.* (Healthcare - Products)	407	6,455
Evercore Partners, Inc. - Class A (Diversified Financial Services)	111	3,330
Exelixis, Inc.* (Biotechnology)	666	4,043
Exide Technologies* (Electrical Components & Equipment)	407	2,340
Exlservice Holdings, Inc.* (Commercial Services)	222	3,703
Exponent, Inc.* (Commercial Services)	148	4,221
Extra Space Storage, Inc. (REIT)	407	5,161
EZCORP, Inc. - Class A* (Retail)	222	4,573
F.N.B. Corp. (Banks)	814	6,602
Facet Biotech Corp.* (Biotechnology)	222	5,992
Fair Isaac Corp. (Software)	296	7,501
FalconStor Software, Inc.* (Software)	703	2,446
Farmer Brothers Co. (Beverages)	370	6,934
FARO Technologies, Inc.* (Electronics)	185	4,764
FEI Co.* (Electronics)	370	8,477
FelCor Lodging Trust, Inc.* (REIT)	481	2,742
Ferro Corp.* (Chemicals)	592	5,204

See accompanying notes to the Schedules of Portfolio Investments.

First Cash Financial Services, Inc.* (Retail)	259	5,587
First Commonwealth Financial Corp. (Banks)	666	4,469
First Community Bancshares, Inc. (Banks)	333	4,119
First Financial Bancorp (Banks)	296	5,266
First Financial Bankshares, Inc. (Banks)	148	7,629
First Financial Corp. (Banks)	185	5,358
First Financial Northwest, Inc. (Savings & Loans)	703	4,801
First Merchants Corp. (Banks)	333	2,318
First Midwest Bancorp, Inc. (Banks)	481	6,518
First Potomac Realty Trust (REIT)	333	5,005
FirstMerit Corp. (Banks)	555	11,971
Fisher Communications, Inc.* (Media)	148	2,087
Flow International Corp.* (Machinery - Diversified)	518	1,559
Flushing Financial Corp. (Savings & Loans)	296	3,747
Force Protection, Inc.* (Auto Manufacturers)	518	3,118
Forestar Group, Inc.* (Real Estate)	259	4,890
FormFactor, Inc.* (Semiconductors)	296	5,257
Forward Air Corp. (Transportation)	222	5,839
Fossil, Inc.* (Household Products/Wares)	259	9,775
FPIC Insurance Group, Inc.* (Insurance)	111	3,009
Franklin Covey Co.* (Commercial Services)	703	5,582
Franklin Electric Co., Inc. (Hand/Machine Tools)	222	6,658
Franklin Street Properties Corp. (REIT)	518	7,475
Fred’s, Inc. (Retail)	407	4,876
Fresh Del Monte Produce, Inc.* (Food)	555	11,239
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	74	2,365
FuelCell Energy, Inc.* (Energy - Alternate Sources)	888	2,504
Fuller (H.B.) Co. (Chemicals)	370	8,588
Furniture Brands International, Inc.* (Home Furnishings)	333	2,141
Fushi Copperweld, Inc.* (Electrical Components & Equipment)	259	2,906
FX Energy, Inc.* (Oil & Gas)	1,110	3,807
G & K Services, Inc. (Textiles)	148	3,830
Gartner Group, Inc.* (Commercial Services)	444	9,875
Gaylord Entertainment Co.* (Lodging)	222	6,502
GenCorp, Inc.* (Aerospace/Defense)	333	1,918
General Communication, Inc. - Class A* (Telecommunications)	666	3,843
General Maritime Corp. (Oil & Gas Services)	481	3,458
General Moly, Inc.* (Mining)	888	2,948
Genesco, Inc.* (Retail)	222	6,884
Genesee & Wyoming, Inc. - Class A* (Transportation)	333	11,362
Genoptix, Inc.* (Healthcare - Services)	185	6,566
Gentiva Health Services, Inc.* (Healthcare - Services)	185	5,232
GeoEye, Inc.* (Telecommunications)	148	4,366
Geokinetics, Inc.* (Oil & Gas Services)	185	1,334
GFI Group, Inc. (Diversified Financial Services)	444	2,566
Gibraltar Industries, Inc.* (Iron/Steel)	111	1,400
Glacier Bancorp, Inc. (Banks)	481	7,326
Glatfelter (Forest Products & Paper)	296	4,289
Glimcher Realty Trust (REIT)	814	4,127
Global Crossing, Ltd.* (Telecommunications)	370	5,605
Global Industries, Ltd.* (Oil & Gas Services)	629	4,038
Golar LNG, Ltd. (Transportation)	259	3,030
GrafTech International, Ltd.* (Electrical Components & Equipment)	814	11,127
Gran Tierra Energy, Inc.* (Oil & Gas)	1,369	8,077
Grand Canyon Education, Inc.* (Commercial Services)	148	3,869
Granite Construction, Inc. (Engineering & Construction)	185	5,591
Graphic Packaging Holding Co.* (Packaging & Containers)	777	2,805
Greatbatch, Inc.* (Electrical Components & Equipment)	333	7,056
Greenlight Capital Re, Ltd. - Class A* (Insurance)	222	5,923
Group 1 Automotive, Inc.* (Retail)	185	5,894
GSE Systems, Inc.* (Software)	444	2,402
GSI Commerce, Inc.* (Internet)	259	7,167
GulfMark Offshore, Inc. - Class A* (Transportation)	185	4,912
Gulfport Energy Corp.* (Oil & Gas)	444	4,991
Haemonetics Corp.* (Healthcare - Products)	148	8,458
Halozyme Therapeutics, Inc.* (Biotechnology)	592	4,730
Hancock Holding Co. (Banks)	185	7,735
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	518	9,417
Harmonic, Inc.* (Telecommunications)	703	4,436
Hawaiian Holdings, Inc.* (Airlines)	555	4,090
Haynes International, Inc. (Metal Fabricate/Hardware)	111	3,944
Headwaters, Inc.* (Energy - Alternate Sources)	407	1,868
Healthcare Services Group, Inc. (Commercial Services)	407	9,113
HEALTHSOUTH Corp.* (Healthcare - Services)	481	8,995
HealthSpring, Inc.* (Healthcare - Services)	296	5,210
Healthways, Inc.* (Healthcare - Services)	296	4,757
Heartland Payment Systems, Inc. (Commercial Services)	185	3,441
Hecla Mining Co.* (Mining)	1,184	6,476
HEICO Corp. (Aerospace/Defense)	148	7,622

See accompanying notes to the Schedules of Portfolio Investments.

Heidrick & Struggles International, Inc. (Commercial Services)	148	4,148
Helen of Troy, Ltd.* (Household Products/Wares)	222	5,785
Hercules Offshore, Inc.* (Oil & Gas Services)	814	3,508
Hercules Technology Growth Capital, Inc. (Investment Companies)	407	4,310
Herman Miller, Inc. (Office Furnishings)	518	9,355
Hersha Hospitality Trust (REIT)	888	4,600
Hexcel Corp.* (Aerospace/Defense Equipment)	555	8,014
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	74	1,638
Hibbett Sports, Inc.* (Retail)	185	4,732
Highwoods Properties, Inc. (REIT)	333	10,566
Hittite Microwave Corp.* (Semiconductors)	222	9,761
HMS Holdings Corp.* (Commercial Services)	185	9,433
HNI Corp. (Office Furnishings)	259	6,897
Home Properties, Inc. (REIT)	185	8,658
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	222	4,123
Hot Topic, Inc.* (Retail)	407	2,646
HSN, Inc.* (Retail)	185	5,446
Hub Group, Inc. - Class A* (Transportation)	370	10,353
Human Genome Sciences, Inc.* (Biotechnology)	1,036	31,287
Huron Consulting Group, Inc.* (Commercial Services)	111	2,253
IBERIABANK Corp. (Banks)	111	6,661
Iconix Brand Group, Inc.* (Apparel)	444	6,820
ICU Medical, Inc.* (Healthcare - Products)	222	7,648
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	518	1,461
iGATE Corp. (Computers)	259	2,520
II-VI, Inc.* (Electronics)	185	6,260
Imation Corp.* (Computers)	629	6,925
Immucor, Inc.* (Healthcare - Products)	333	7,456
ImmunoGen, Inc.* (Biotechnology)	518	4,191
Immunomedics, Inc.* (Biotechnology)	555	1,843
Impax Laboratories, Inc.* (Pharmaceuticals)	407	7,277
Imperial Sugar Co. (Food)	111	1,722
Incyte, Corp.* (Biotechnology)	518	7,231
Independent Bank Corp./MA (Banks)	259	6,387
Infinera Corp.* (Telecommunications)	555	4,729
Infinity Property & Casualty Corp. (Insurance)	148	6,725
Informatica Corp.* (Software)	444	11,926
InfoSpace, Inc.* (Internet)	185	2,044
Ingles Markets, Inc. - Class A (Food)	259	3,893
Inland Real Estate Corp. (REIT)	999	9,141
Innophos Holdings, Inc. (Chemicals)	148	4,129
Innospec, Inc.* (Chemicals)	222	2,522
Insight Enterprises, Inc.* (Retail)	296	4,251
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	259	6,892
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	481	3,001
Insteel Industries, Inc. (Miscellaneous Manufacturing)	407	4,351
Insulet Corp.* (Healthcare - Products)	222	3,350
Integra LifeSciences Holdings* (Biotechnology)	259	11,352
Inter Parfums, Inc. (Cosmetics/Personal Care)	259	3,838
Interactive Intelligence, Inc.* (Software)	148	2,766
InterDigital, Inc.* (Telecommunications)	259	7,216
Interface, Inc. - Class A (Office Furnishings)	481	5,570
Intermec, Inc.* (Machinery - Diversified)	444	6,296
InterMune, Inc.* (Biotechnology)	333	14,842
Internap Network Services Corp.* (Internet)	444	2,486
International Bancshares Corp. (Banks)	370	8,506
International Coal Group, Inc.* (Coal)	740	3,382
Internet Brands, Inc. - Class A* (Internet)	407	3,753
Internet Capital Group, Inc.* (Internet)	407	3,439
Interval Leisure Group, Inc.* (Leisure Time)	259	3,771
Intevac, Inc.* (Machinery - Diversified)	148	2,045
Invacare Corp. (Healthcare - Products)	222	5,892
Invesco Mortgage Capital, Inc. (REIT)	148	3,404
Investors Real Estate Trust (REIT)	555	5,006
ION Geophysical Corp.* (Oil & Gas Services)	629	3,095
Iowa Telecommunications Services, Inc. (Telecommunications)	259	4,325
IPC The Hospitalist Co.* (Healthcare - Services)	111	3,897
IPG Photonics Corp.* (Telecommunications)	259	3,833
iRobot Corp.* (Machinery - Diversified)	185	2,805
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	592	6,465
Isle of Capri Casinos, Inc.* (Entertainment)	296	2,303
Ixia* (Telecommunications)	592	5,488
J. Crew Group, Inc.* (Retail)	296	13,586
j2 Global Communications, Inc.* (Internet)	296	6,926
Jack Henry & Associates, Inc. (Computers)	333	8,012
Jack in the Box, Inc.* (Retail)	333	7,842
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	259	3,380
James River Coal Co.* (Coal)	222	3,530
JDA Software Group, Inc.* (Software)	185	5,147
JetBlue Airways Corp.* (Airlines)	1,554	8,671
Jo-Ann Stores, Inc.* (Retail)	185	7,766

See accompanying notes to the Schedules of Portfolio Investments.

John Bean Technologies Corp. (Miscellaneous Manufacturing)	222	3,894
Jones Apparel Group, Inc. (Apparel)	629	11,964
Jos. A. Bank Clothiers, Inc.* (Retail)	111	6,066
K-V Pharmaceutical Co.* (Pharmaceuticals)	333	586
Kaiser Aluminum Corp. (Mining)	111	4,281
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	222	2,635
Kaydon Corp. (Metal Fabricate/Hardware)	185	6,956
KBW, Inc.* (Diversified Financial Services)	444	11,944
Kelly Services, Inc. - Class A* (Commercial Services)	259	4,315
Kendle International, Inc.* (Commercial Services)	111	1,940
Kenexa Corp.* (Commercial Services)	222	3,053
Key Energy Services, Inc.* (Oil & Gas Services)	740	7,067
Kforce, Inc.* (Commercial Services)	222	3,377
Kilroy Realty Corp. (REIT)	296	9,129
Kindred Healthcare, Inc.* (Healthcare - Services)	333	6,011
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	555	8,464
Knight Transportation, Inc. (Transportation)	370	7,803
Knoll, Inc. (Office Furnishings)	444	4,995
Knology, Inc.* (Telecommunications)	407	5,470
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	259	7,335
Korn/Ferry International* (Commercial Services)	296	5,224
Kulicke & Soffa Industries, Inc.* (Semiconductors)	555	4,024
KVH Industries, Inc.* (Telecommunications)	185	2,440
L-1 Identity Solutions, Inc.* (Electronics)	481	4,295
L.B. Foster Co. - Class A* (Metal Fabricate/Hardware)	185	5,345
La-Z-Boy, Inc.* (Home Furnishings)	333	4,176
LaBarge, Inc.* (Electronics)	370	4,089
LaBranche & Co., Inc.* (Diversified Financial Services)	518	2,725
Lance, Inc. (Food)	333	7,702
Landauer, Inc. (Commercial Services)	111	7,239
Landec Corp.* (Chemicals)	518	3,434
LaSalle Hotel Properties (REIT)	333	7,759
Lattice Semiconductor Corp.* (Semiconductors)	999	3,666
Lawson Software, Inc.* (Software)	740	4,891
Layne Christensen Co.* (Engineering & Construction)	148	3,953
Learning Tree International, Inc.* (Commercial Services)	370	5,206
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	999	1,479
Lexington Realty Trust (REIT)	666	4,336
LHC Group, Inc.* (Healthcare - Services)	111	3,722
Life Time Fitness, Inc.* (Leisure Time)	185	5,198
Ligand Pharmaceuticals, Inc. - Class B* (Pharmaceuticals)	1,924	3,367
Liquidity Services, Inc.* (Internet)	333	3,843
Lithia Motors, Inc. - Class A* (Retail)	222	1,421
Littelfuse, Inc.* (Electrical Components & Equipment)	148	5,625
Live Nation, Inc.* (Commercial Services)	814	11,803
LivePerson, Inc.* (Computers)	407	3,122
Liz Claiborne, Inc.* (Apparel)	555	4,124
Loral Space & Communications, Inc.* (Telecommunications)	74	2,599
Louisiana-Pacific Corp.* (Forest Products & Paper)	703	6,362
LSB Industries, Inc.* (Miscellaneous Manufacturing)	185	2,819
LTC Properties, Inc. (REIT)	185	5,006
Lufkin Industries, Inc. (Oil & Gas Services)	74	5,857
Lululemon Athletica, Inc.* (Retail)	185	7,677
Lumber Liquidators Holdings, Inc.* (Retail)	111	2,960
Luminex Corp.* (Healthcare - Products)	296	4,982
M&F Worldwide Corp.* (Food)	74	2,264
Magellan Health Services, Inc.* (Healthcare - Services)	148	6,435
ManTech International Corp. - Class A* (Software)	111	5,420
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	148	2,352
Martek Biosciences Corp.* (Biotechnology)	222	4,997
Masimo Corp. (Healthcare - Products)	333	8,841
MasTec, Inc.* (Telecommunications)	333	4,199
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	222	7,881
Max Capital Group, Ltd. (Insurance)	259	5,954
Maxwell Technologies, Inc.* (Computers)	185	2,292
Maxygen, Inc.* (Biotechnology)	481	3,160
MB Financial, Inc. (Banks)	296	6,669
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	296	2,981
McGrath Rentcorp (Commercial Services)	370	8,965
Measurement Specialties, Inc.* (Electronics)	185	2,721
Medallion Financial Corp. (Investment Companies)	851	6,774
MedAssets, Inc.* (Software)	259	5,439
Mediacom Communications Corp. - Class A* (Media)	851	5,063
Medical Properties Trust, Inc. (REIT)	555	5,816
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	333	8,378
Mentor Graphics Corp.* (Computers)	703	5,638
MercadoLibre, Inc.* (Commercial Services)	148	7,135
Mercury Computer Systems, Inc.* (Computers)	222	3,046

See accompanying notes to the Schedules of Portfolio Investments.

Meridian Bioscience, Inc. (Healthcare - Products)	407	8,291
Meritage Homes Corp.* (Home Builders)	296	6,216
Metabolix, Inc.* (Miscellaneous Manufacturing)	185	2,253
Methode Electronics, Inc. (Electronics)	185	1,832
MF Global Holdings, Ltd.* (Diversified Financial Services)	666	5,375
MFA Financial, Inc. (REIT)	1,443	10,620
MGE Energy, Inc. (Electric)	703	24,858
MGIC Investment Corp.* (Insurance)	629	6,900
Micromet, Inc.* (Biotechnology)	370	2,990
Microsemi Corp.* (Semiconductors)	481	8,341
MicroStrategy, Inc. - Class A* (Software)	74	6,295
Minerals Technologies, Inc. (Chemicals)	185	9,590
MKS Instruments, Inc.* (Semiconductors)	444	8,698
ModusLink Global Solutions, Inc.* (Internet)	259	2,183
Momenta Pharmaceuticals, Inc.* (Biotechnology)	259	3,877
Monolithic Power Systems, Inc.* (Semiconductors)	222	4,951
Monro Muffler Brake, Inc. (Commercial Services)	185	6,616
Montpelier Re Holdings, Ltd. (Insurance)	407	6,842
Moog, Inc. - Class A* (Aerospace/Defense)	259	9,174
Movado Group, Inc.* (Retail)	222	2,504
Move, Inc.* (Internet)	1,591	3,325
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	777	3,714
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	111	4,484
Nash Finch Co. (Food)	111	3,735
National CineMedia, Inc. (Entertainment)	296	5,109
National Financial Partners* (Diversified Financial Services)	296	4,174
National Penn Bancshares, Inc. (Banks)	851	5,872
National Retail Properties, Inc. (REIT)	518	11,826
Natural Gas Services Group, Inc.* (Oil & Gas Services)	185	2,936
Natus Medical, Inc.* (Healthcare - Products)	444	7,064
Navigant Consulting Co.* (Commercial Services)	518	6,283
NBT Bancorp, Inc. (Banks)	518	11,836
Nektar Therapeutics* (Biotechnology)	518	7,879
Neogen Corp.* (Pharmaceuticals)	259	6,501
Ness Technologies, Inc.* (Commercial Services)	370	2,335
Netezza Corp.* (Computers)	444	5,679
NETGEAR, Inc.* (Telecommunications)	222	5,794
Netlogic Microsystems, Inc.* (Semiconductors)	296	8,711
NetScout Systems, Inc.* (Computers)	444	6,567
NeurogesX, Inc.* (Pharmaceuticals)	444	4,174
Neutral Tandem, Inc.* (Telecommunications)	185	2,956
New Jersey Resources Corp. (Gas)	333	12,507
NewAlliance Bancshares, Inc. (Savings & Loans)	666	8,405
NewMarket Corp. (Chemicals)	37	3,811
Newpark Resources, Inc.* (Oil & Gas Services)	555	2,914
Newport Corp.* (Electronics)	333	4,163
Nicor, Inc. (Gas)	222	9,306
NL Industries, Inc. (Miscellaneous Manufacturing)	555	4,762
Nordson Corp. (Machinery - Diversified)	185	12,565
Northern Oil & Gas, Inc.* (Oil & Gas)	444	7,037
NorthStar Realty Finance Corp. (REIT)	444	1,869
Northwest Natural Gas Co. (Gas)	185	8,621
Northwest Pipe Co.* (Metal Fabricate/Hardware)	111	2,425
Novatel Wireless, Inc.* (Telecommunications)	222	1,494
NPS Pharmaceuticals, Inc.* (Biotechnology)	888	4,476
Nu Skin Enterprises, Inc. (Retail)	333	9,690
Nutri/System, Inc. (Commercial Services)	148	2,636
NuVasive, Inc.* (Healthcare - Products)	148	6,690
NxStage Medical, Inc.* (Healthcare - Products)	333	3,813
Obagi Medical Products, Inc.* (Pharmaceuticals)	481	5,859
Ocwen Financial Corp.* (Diversified Financial Services)	444	4,924
Odyssey Healthcare, Inc.* (Healthcare - Services)	222	4,020
OfficeMax, Inc.* (Retail)	481	7,898
Oilsands Quest, Inc.* (Oil & Gas)	2,220	1,641
Old Dominion Freight Line, Inc.* (Transportation)	185	6,177
Old National Bancorp (Banks)	592	7,074
Olin Corp. (Chemicals)	481	9,437
Olympic Steel, Inc. (Iron/Steel)	185	6,040
OM Group, Inc.* (Chemicals)	185	6,268
OMEGA Healthcare Investors, Inc. (REIT)	666	12,980
Omnicell, Inc.* (Software)	333	4,672
OmniVision Technologies, Inc.* (Semiconductors)	370	6,357
Omnova Solutions, Inc.* (Chemicals)	296	2,324
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	370	11,204
Oplink Communications, Inc.* (Telecommunications)	333	6,174
optionsXpress Holdings, Inc.* (Diversified Financial Services)	407	6,630
Orbital Sciences Corp.* (Aerospace/Defense)	407	7,737
Orbitz Worldwide, Inc.* (Internet)	222	1,578

See accompanying notes to the Schedules of Portfolio Investments.

Orexigen Therapeutics, Inc.* (Pharmaceuticals)	296	1,743
Orient-Express Hotels, Ltd. - Class A* (Lodging)	444	6,296
Orion Marine Group, Inc.* (Engineering & Construction)	222	4,007
Orthovita, Inc.* (Healthcare - Products)	777	3,310
OSI Systems, Inc.* (Electronics)	111	3,114
Otter Tail Corp. (Electric)	333	7,313
Owens & Minor, Inc. (Distribution/Wholesale)	222	10,299
P.F. Chang’s China Bistro, Inc.* (Retail)	111	4,898
Pacific Sunwear of California, Inc.* (Retail)	592	3,144
PacWest Bancorp (Banks)	259	5,910
PAETEC Holding Corp.* (Telecommunications)	1,036	4,848
Pain Therapeutics, Inc.* (Pharmaceuticals)	814	5,104
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	222	5,506
Parametric Technology Corp.* (Software)	666	12,021
PAREXEL International Corp.* (Commercial Services)	370	8,625
Park Electrochemical Corp. (Electronics)	222	6,380
Parker Drilling Co.* (Oil & Gas)	814	4,013
Parkway Properties, Inc. (REIT)	185	3,474
Patriot Coal Corp.* (Coal)	333	6,813
Patriot Transportation Holding, Inc.* (Transportation)	37	3,126
PDL BioPharma, Inc. (Biotechnology)	703	4,366
Peet’s Coffee & Tea, Inc.* (Beverages)	111	4,401
Pegasystems, Inc. (Software)	111	4,107
Penn Virginia Corp. (Oil & Gas)	296	7,252
Penns Woods Bancorp, Inc. (Banks)	111	3,724
Petroleum Development* (Oil & Gas)	148	3,429
PetroQuest Energy, Inc.* (Oil & Gas)	518	2,606
Pharmasset, Inc.* (Pharmaceuticals)	148	3,966
PharMerica Corp.* (Pharmaceuticals)	333	6,067
Phase Forward, Inc.* (Software)	407	5,319
PHH Corp.* (Commercial Services)	333	7,849
PHI, Inc.* (Transportation)	111	2,351
Photronics, Inc.* (Semiconductors)	518	2,637
PICO Holdings, Inc.* (Water)	148	5,504
Piedmont Natural Gas Co., Inc. (Gas)	296	8,164
Pier 1 Imports, Inc.* (Retail)	703	4,478
Pinnacle Entertainment, Inc.* (Entertainment)	444	4,325
Pinnacle Financial Partners, Inc.* (Banks)	222	3,354
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	111	4,473
Plantronics, Inc. (Telecommunications)	296	9,259
Platinum Underwriters Holdings, Ltd. (Insurance)	259	9,604
Plexus Corp.* (Electronics)	259	9,332
PMFG, Inc.* (Miscellaneous Manufacturing)	111	1,469
PMI Group, Inc.* (Insurance)	555	3,008
Polaris Industries, Inc. (Leisure Time)	148	7,572
Polycom, Inc.* (Telecommunications)	555	16,972
PolyOne Corp.* (Chemicals)	518	5,304
Pool Corp. (Distribution/Wholesale)	407	9,214
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	111	6,091
Portland General Electric Co. (Electric)	1,258	24,292
Post Properties, Inc. (REIT)	407	8,962
Potlatch Corp. (Forest Products & Paper)	444	15,558
Powell Industries, Inc.* (Electrical Components & Equipment)	148	4,814
Power Integrations, Inc. (Semiconductors)	148	6,098
PowerSecure International, Inc.* (Electrical Components & Equipment)	296	2,332
POZEN, Inc.* (Pharmaceuticals)	592	5,671
Premiere Global Services, Inc.* (Telecommunications)	370	3,056
Prestige Brands Holdings, Inc.* (Healthcare - Products)	629	5,661
PrivateBancorp, Inc. (Banks)	296	4,055
ProAssurance Corp.* (Insurance)	148	8,664
Progress Software Corp.* (Software)	407	12,792
Prosperity Bancshares, Inc. (Banks)	333	13,653
Provident Financial Services, Inc. (Savings & Loans)	481	5,724
Provident New York Bancorp (Savings & Loans)	555	5,261
PS Business Parks, Inc. (REIT)	74	3,952
PSS World Medical, Inc.* (Healthcare - Products)	333	7,829
Psychiatric Solutions, Inc.* (Healthcare - Services)	370	11,026
Quanex Building Products Corp. (Building Materials)	296	4,893
Quest Software, Inc.* (Software)	296	5,266
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	555	4,568
Quidel Corp.* (Healthcare - Products)	222	3,228
Quiksilver, Inc.* (Apparel)	666	3,150
Rackspace Hosting, Inc.* (Internet)	370	6,930
Radian Group, Inc. (Insurance)	518	8,102
Radiant Systems, Inc.* (Computers)	407	5,808
Ramco-Gershenson Properties Trust (REIT)	370	4,166
Raven Industries, Inc. (Miscellaneous Manufacturing)	111	3,273
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	222	7,075
RCN Corp.* (Telecommunications)	592	8,927
RealNetworks, Inc.* (Internet)	555	2,681
Red Robin Gourmet Burgers, Inc.* (Retail)	222	5,426
Redwood Trust, Inc. (REIT)	481	7,417
Regal-Beloit Corp. (Hand/Machine Tools)	222	13,189
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	370	9,801

See accompanying notes to the Schedules of Portfolio Investments.

Regis Corp. (Retail)	333	6,220
RehabCare Group, Inc.* (Healthcare - Services)	185	5,045
Rent-A-Center, Inc.* (Commercial Services)	333	7,875
Republic Airways Holdings, Inc.* (Airlines)	333	1,971
Resources Connection, Inc.* (Commercial Services)	222	4,256
Revlon, Inc. - Class A* (Cosmetics/Personal Care)	111	1,646
Rex Energy Corp.* (Oil & Gas)	222	2,529
REX Stores Corp.* (Energy - Alternate Sources)	148	2,398
RF Micro Devices, Inc.* (Telecommunications)	1,554	7,739
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	407	3,244
RightNow Technologies, Inc.* (Software)	185	3,304
Riverbed Technology, Inc.* (Computers)	333	9,457
RLI Corp. (Insurance)	185	10,549
Rochester Medical Corp.* (Healthcare - Products)	296	3,795
Rock-Tenn Co. - Class A (Forest Products & Paper)	222	10,117
Rockwood Holdings, Inc.* (Chemicals)	259	6,895
Rofin-Sinar Technologies, Inc.* (Electronics)	185	4,185
Rogers Corp.* (Electronics)	148	4,293
Rollins, Inc. (Commercial Services)	370	8,022
Rosetta Resources, Inc.* (Oil & Gas)	333	7,842
RPC, Inc. (Oil & Gas Services)	222	2,471
RSC Holdings, Inc.* (Commercial Services)	370	2,945
RTI International Metals, Inc.* (Mining)	185	5,611
Ruby Tuesday, Inc.* (Retail)	629	6,649
Ruddick Corp. (Food)	333	10,536
Rue21, Inc.* (Retail)	74	2,566
S.Y. Bancorp, Inc. (Banks)	259	5,892
Safeguard Scientifics, Inc.* (Internet)	259	3,367
Saia, Inc.* (Transportation)	296	4,108
Saks, Inc.* (Retail)	703	6,046
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	370	13,782
Sally Beauty Holdings, Inc.* (Retail)	518	4,621
Sanderson Farms, Inc. (Food)	185	9,918
Sandy Spring Bancorp, Inc. (Banks)	185	2,775
Sangamo BioSciences, Inc.* (Biotechnology)	444	2,406
Sapient Corp. (Internet)	629	5,749
Savient Pharmaceuticals, Inc.* (Biotechnology)	444	6,416
SAVVIS, Inc.* (Telecommunications)	259	4,274
ScanSource, Inc.* (Distribution/Wholesale)	259	7,454
SCBT Financial Corp. (Banks)	185	6,852
Schiff Nutrition International, Inc. (Pharmaceuticals)	222	1,816
School Specialty, Inc.* (Retail)	185	4,201
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	111	5,279
Seabright Insurance Holdings (Insurance)	333	3,666
SeaChange International, Inc.* (Software)	370	2,657
Seattle Genetics, Inc.* (Biotechnology)	629	7,510
Selective Insurance Group, Inc. (Insurance)	481	7,985
Semtech Corp.* (Semiconductors)	333	5,804
Sensient Technologies Corp. (Chemicals)	259	7,527
Shenandoah Telecommunications Co. (Telecommunications)	259	4,869
ShoreTel, Inc.* (Telecommunications)	370	2,446
Shuffle Master, Inc.* (Entertainment)	555	4,545
Shutterfly, Inc.* (Internet)	222	5,348
Signature Bank* (Banks)	370	13,708
Silgan Holdings, Inc. (Packaging & Containers)	222	13,371
Silicon Graphics International Corp.* (Computers)	259	2,769
Simmons First National Corp. - Class A (Banks)	259	7,141
Simpson Manufacturing Co., Inc. (Building Materials)	222	6,163
Sinclair Broadcast Group, Inc. - Class A* (Media)	333	1,692
Sirona Dental Systems, Inc.* (Healthcare - Products)	148	5,628
SJW Corp. (Water)	259	6,584
Skechers U.S.A., Inc. - Class A* (Apparel)	185	6,719
Skilled Healthcare Group, Inc. - Class A* (Healthcare - Services)	481	2,968
Skyline Corp. (Home Builders)	111	2,065
SkyWest, Inc. (Airlines)	222	3,170
Skyworks Solutions, Inc.* (Semiconductors)	888	13,853
Smart Balance, Inc.* (Food)	666	4,316
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	259	1,997
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	407	1,538
Smith Corp. (Miscellaneous Manufacturing)	185	9,725
Smith Micro Software, Inc.* (Software)	259	2,290
Solera Holdings, Inc. (Software)	407	15,731
Solutia, Inc.* (Chemicals)	703	11,325
Sonic Corp.* (Retail)	518	5,724
Sonus Networks, Inc.* (Telecommunications)	1,258	3,283
Sotheby’s (Commercial Services)	370	11,503
Sourcefire, Inc.* (Internet)	148	3,397
Southwest Gas Corp. (Gas)	851	25,462
Sovran Self Storage, Inc. (REIT)	222	7,739
Spartan Stores, Inc. (Food)	222	3,201
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	481	2,217
SRA International, Inc. - Class A* (Computers)	555	11,538

See accompanying notes to the Schedules of Portfolio Investments.

Stage Stores, Inc. (Retail)	370	5,694
Standard Microsystems Corp.* (Semiconductors)	148	3,445
Standard Motor Products, Inc. (Auto Parts & Equipment)	222	2,202
Standard Pacific Corp.* (Home Builders)	999	4,515
Starwood Property Trust, Inc. (REIT)	259	4,999
Steelcase, Inc. - Class A (Office Furnishings)	592	3,830
STERIS Corp. (Healthcare - Products)	370	12,454
Sterling Bancorp (Banks)	777	7,809
Sterling Bancshares, Inc. (Banks)	666	3,716
Steven Madden, Ltd.* (Apparel)	185	9,028
Stewart Enterprises, Inc. - Class A (Commercial Services)	814	5,087
Stewart Information Services Corp. (Insurance)	185	2,553
Stifel Financial Corp.* (Diversified Financial Services)	148	7,955
Stillwater Mining Co.* (Mining)	333	4,322
Stone Energy Corp.* (Oil & Gas)	259	4,597
Stratasys, Inc.* (Computers)	148	3,608
Strategic Hotels & Resorts, Inc.* (REIT)	518	2,202
SuccessFactors, Inc.* (Commercial Services)	296	5,636
Suffolk Bancorp (Banks)	185	5,681
Sun Communities, Inc. (REIT)	296	7,459
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	222	5,768
Sunstone Hotel Investors, Inc.* (REIT)	778	8,690
SuperGen, Inc.* (Biotechnology)	666	2,131
Superior Well Services, Inc.* (Oil & Gas Services)	111	1,485
Supertex, Inc.* (Semiconductors)	111	2,840
Susquehanna Bancshares, Inc. (Banks)	592	5,808
SVB Financial Group* (Banks)	296	13,811
Swift Energy Co.* (Oil & Gas)	296	9,099
Sykes Enterprises, Inc.* (Computers)	148	3,380
Symmetry Medical, Inc.* (Healthcare - Products)	259	2,600
Symyx Technologies, Inc.* (Chemicals)	407	1,827
Synchronoss Technologies, Inc.* (Software)	148	2,867
Syniverse Holdings, Inc.* (Telecommunications)	407	7,924
SYNNEX Corp.* (Software)	148	4,375
Syntroleum Corp.* (Energy - Alternate Sources)	1,221	2,589
T-3 Energy Services, Inc.* (Oil & Gas Services)	111	2,726
TAL International Group, Inc. (Trucking & Leasing)	333	6,653
Taleo Corp. - Class A* (Software)	222	5,752
Tanger Factory Outlet Centers, Inc. (REIT)	333	14,372
Taser International, Inc.* (Electronics)	481	2,819
Team, Inc.* (Commercial Services)	148	2,455
Technitrol, Inc. (Electronics)	370	1,954
Techwell, Inc.* (Semiconductors)	222	4,151
Tecumseh Products Co. - Class A* (Machinery - Diversified)	222	2,724
Tekelec* (Telecommunications)	444	8,063
TeleCommunication Systems, Inc. - Class A* (Internet)	296	2,170
Teledyne Technologies, Inc.* (Aerospace/Defense)	259	10,689
TeleTech Holdings, Inc.* (Commercial Services)	222	3,792
Tempur-Pedic International, Inc.* (Home Furnishings)	407	12,275
Tennant Co. (Machinery - Diversified)	111	3,040
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	407	9,626
Terremark Worldwide, Inc.* (Internet)	592	4,150
Tessera Technologies, Inc.* (Semiconductors)	259	5,253
Tetra Tech, Inc.* (Environmental Control)	370	8,525
TETRA Technologies, Inc.* (Oil & Gas Services)	481	5,878
Texas Capital Bancshares, Inc.* (Banks)	222	4,216
Texas Roadhouse, Inc. - Class A* (Retail)	333	4,625
Textainer Group Holdings, Ltd. (Trucking & Leasing)	259	5,581
The Andersons, Inc. (Agriculture)	111	3,716
The Cato Corp. - Class A (Retail)	185	3,966
The Children’s Place Retail Stores, Inc.* (Retail)	148	6,593
The Corporate Executive Board Co. (Commercial Services)	185	4,919
The Female Health Co. (Healthcare - Products)	333	2,388
The Finish Line, Inc. - Class A (Retail)	222	3,623
The Geo Group, Inc.* (Commercial Services)	333	6,600
The Gorman-Rupp Co. (Machinery - Diversified)	259	6,589
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	222	1,703
The Greenbrier Cos., Inc.* (Trucking & Leasing)	333	3,666
The Gymboree Corp.* (Apparel)	185	9,552
The Hain Celestial Group, Inc.* (Food)	296	5,136
The Knot, Inc.* (Internet)	370	2,893
The Medicines Co.* (Pharmaceuticals)	444	3,481
The Men’s Wearhouse, Inc. (Retail)	370	8,858
The Middleby Corp.* (Machinery - Diversified)	74	4,262
The Navigators Group, Inc.* (Insurance)	111	4,366
The Pantry, Inc.* (Retail)	222	2,773
The Phoenix Cos., Inc.* (Insurance)	777	1,880
The Ryland Group, Inc. (Home Builders)	296	6,642
See accompanying notes to the Schedules of Portfolio Investments.

The Timberland Co. - Class A* (Apparel)	333	7,106
The Ultimate Software Group, Inc.* (Software)	148	4,877
The Warnaco Group, Inc.* (Apparel)	370	17,653
The Wet Seal, Inc. - Class A* (Retail)	777	3,699
Theravance, Inc.* (Pharmaceuticals)	333	4,436
Thomas Weisel Partners Group, Inc.* (Diversified Financial Services)	370	1,450
Thoratec Corp.* (Healthcare - Products)	333	11,139
THQ, Inc.* (Software)	555	3,891
Tibco Software, Inc.* (Internet)	444	4,791
Tier Technologies, Inc. - Class B* (Computers)	592	4,712
TiVo, Inc.* (Home Furnishings)	703	12,035
TNS, Inc.* (Commercial Services)	185	4,126
TomoTherapy, Inc.* (Healthcare - Products)	444	1,514
Tower Group, Inc. (Insurance)	370	8,203
Towers Watson & Co. - Class A (Commercial Services)	222	10,545
Tractor Supply Co. (Retail)	222	12,887
TradeStation Group, Inc.* (Diversified Financial Services)	1,036	7,262
TreeHouse Foods, Inc.* (Food)	185	8,116
TriQuint Semiconductor, Inc.* (Semiconductors)	888	6,216
Triumph Group, Inc. (Aerospace/Defense)	148	10,373
True Religion Apparel, Inc.* (Apparel)	185	5,617
TrueBlue, Inc.* (Commercial Services)	222	3,441
TrustCo Bank Corp. NY (Banks)	777	4,794
Trustmark Corp. (Banks)	370	9,039
TTM Technologies, Inc.* (Electronics)	333	2,957
Tupperware Corp. (Household Products/Wares)	333	16,057
Tutor Perini Corp.* (Engineering & Construction)	333	7,243
Tyler Technologies, Inc.* (Computers)	333	6,247
U-Store-It Trust (REIT)	555	3,996
UAL Corp.* (Airlines)	962	18,807
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	185	4,185
Ultralife Corp.* (Electrical Components & Equipment)	370	1,484
Ultrapetrol Bahamas, Ltd.* (Transportation)	740	4,063
UMB Financial Corp. (Banks)	259	10,515
Umpqua Holdings Corp. (Banks)	629	8,341
Unifi, Inc.* (Apparel)	703	2,559
Unisys Corp.* (Computers)	222	7,746
United America Indemnity, Ltd. - Class A* (Insurance)	370	3,541
United Community Banks, Inc.* (Banks)	518	2,284
United Fire & Casualty Co. (Insurance)	222	3,994
United Natural Foods, Inc.* (Food)	296	8,326
United Online, Inc. (Internet)	629	4,705
United Rentals, Inc.* (Commercial Services)	407	3,818
United Stationers, Inc.* (Distribution/Wholesale)	111	6,532
Unitil Corp. (Electric)	592	13,764
Universal Corp. (Agriculture)	148	7,798
Universal Electronics, Inc.* (Home Furnishings)	111	2,480
Universal Forest Products, Inc. (Building Materials)	185	7,126
Universal Technical Institute, Inc.* (Commercial Services)	185	4,222
Urstadt Biddle Properties - Class A (REIT)	407	6,435
US Airways Group, Inc.* (Airlines)	1,036	7,615
US Ecology, Inc. (Environmental Control)	407	6,553
US Gold Corp.* (Mining)	1,073	2,897
USEC, Inc.* (Mining)	1,073	6,191
VAALCO Energy, Inc. (Oil & Gas)	814	4,021
Vail Resorts, Inc.* (Entertainment)	185	7,417
Valassis Communications, Inc.* (Commercial Services)	259	7,208
ValueClick, Inc.* (Internet)	592	6,003
Vantage Drilling Co.* (Oil & Gas)	1,147	1,698
VASCO Data Security International, Inc.* (Internet)	407	3,358
Veeco Instruments, Inc.* (Semiconductors)	222	9,657
VeriFone Holdings, Inc.* (Software)	407	8,225
Viad Corp. (Commercial Services)	296	6,083
ViaSat, Inc.* (Telecommunications)	296	10,245
ViewPoint Financial Group (Savings & Loans)	259	4,198
ViroPharma, Inc.* (Pharmaceuticals)	518	7,060
Vitacost.com, Inc.* (Internet)	222	2,675
Vital Images, Inc.* (Software)	222	3,590
Vocus, Inc.* (Internet)	333	5,678
Volcano Corp.* (Healthcare - Products)	407	9,833
Volterra Semiconductor Corp.* (Semiconductors)	185	4,644
W&T Offshore, Inc. (Oil & Gas)	333	2,797
W.R. Grace & Co.* (Chemicals)	407	11,298
Warren Resources, Inc.* (Oil & Gas)	814	2,051
Washington REIT (REIT)	555	16,955
Watsco, Inc. (Distribution/Wholesale)	222	12,627
Watts Water Technologies, Inc. - Class A (Electronics)	185	5,746
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	333	2,844
Websense, Inc.* (Internet)	333	7,582
Webster Financial Corp. (Banks)	407	7,118
WellCare Health Plans, Inc.* (Healthcare - Services)	296	8,815
Werner Enterprises, Inc. (Transportation)	259	6,001
WesBanco, Inc. (Banks)	222	3,610
West Pharmaceutical Services, Inc. (Healthcare - Products)	222	9,313
Westamerica Bancorp (Banks)	148	8,532
Western Alliance Bancorp* (Banks)	333	1,895
WGL Holdings, Inc. (Gas)	370	12,820

See accompanying notes to the Schedules of Portfolio Investments.

Willbros Group, Inc.* (Oil & Gas Services)	259	3,111
Wilshire Bancorp, Inc. (Banks)	259	2,857
Winn-Dixie Stores, Inc.* (Food)	333	4,159
Winnebago Industries, Inc.* (Home Builders)	185	2,703
Winthrop Realty Trust (REIT)	222	2,673
Wintrust Financial Corp. (Banks)	148	5,507
Wolverine World Wide, Inc. (Apparel)	370	10,789
Woodward Governor Co. (Electronics)	407	13,016
World Fuel Services Corp. (Retail)	370	9,857
Worthington Industries, Inc. (Metal Fabricate/Hardware)	370	6,397
Wright Express Corp.* (Commercial Services)	222	6,687
Wright Medical Group, Inc.* (Healthcare - Products)	296	5,260
XenoPort, Inc.* (Pharmaceuticals)	185	1,713
Zenith National Insurance Corp. (Insurance)	259	9,925
Zep, Inc. (Chemicals)	148	3,238
Zhongpin, Inc.* (Food)	296	3,759
Zoll Medical Corp.* (Healthcare - Products)	222	5,852
Zoran Corp.* (Semiconductors)	444	4,777
Zumiez, Inc.* (Retail)	185	3,791
Zymogenetics, Inc.* (Pharmaceuticals)	592	3,392

TOTAL COMMON STOCKS (Cost $4,852,848)		5,785,160

	Principal
	Amount

Repurchase Agreements (99.1%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $11,755,000 (Collateralized by $12,862,200 of various U.S. Treasury Notes, 2.75%–3.00%, 9/30/16-2/15/19, market value $11,990,284)	$11,755,000	11,755,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $5,830,000 (Collateralized by $5,864,000 of various U.S. Treasury Securities, 1.88%–3.50%, 6/15/12-8/25/14, market value $5,947,230)	5,830,000	5,830,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $22,114,000 (Collateralized by $18,172,000 of various U.S. Treasury Securities, 0.35%–8.00%, 11/15/10-11/15/21, market value $22,561,450)	22,114,000	22,114,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $795,000 (Collateralized by $805,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $813,050)	795,000	795,000

TOTAL REPURCHASE AGREEMENTS (Cost $40,494,000)		40,494,000

TOTAL INVESTMENT SECURITIES (Cost $45,346,848)—113.3%		46,279,160
Net other assets (liabilities)—(13.3)%		(5,441,511)

NET ASSETS—100.0%		$40,837,649

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $12,684,000.
ADR	American Depositary Receipt

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 6/21/10 (Underlying notional amount at value $3,447,600)	51	$10,340

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$35,142,750	$(357,752)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	37,354,738	(290,885)

		$(648,637)

ProFund VP UltraSmall-Cap invested in the following industries as of March 31, 2010:
		% of
	Value	Net Assets

Aerospace/Defense	$74,780	0.2%
Aerospace/Defense Equipment	8,014	NM
Agriculture	20,542	0.1%
Airlines	58,740	0.1%
Apparel	132,433	0.3%
Auto Manufacturers	3,118	NM
Auto Parts & Equipment	44,460	0.1%
Banks	363,570	0.9%
Beverages	11,335	NM
Biotechnology	193,030	0.6%
Building Materials	22,256	0.1%
Chemicals	109,083	0.3%
Coal	13,725	NM
Commercial Services	361,346	0.9%
Computers	119,789	0.3%
Cosmetics/Personal Care	10,812	NM
Distribution/Wholesale	61,363	0.2%
Diversified Financial Services	106,498	0.3%

See accompanying notes to the Schedules of Portfolio Investments.

Electric	86,292	0.2%
Electrical Components & Equipment	62,902	0.2%
Electronics	170,753	0.4%
Energy - Alternate Sources	12,288	NM
Engineering & Construction	41,218	0.1%
Entertainment	42,811	0.1%
Environmental Control	32,250	0.1%
Food	107,794	0.3%
Forest Products & Paper	70,708	0.2%
Gas	76,880	0.2%
Hand/Machine Tools	30,917	0.1%
Healthcare - Products	238,654	0.6%
Healthcare - Services	126,965	0.3%
Home Builders	24,667	0.1%
Home Furnishings	42,450	0.1%
Household Products/Wares	41,266	0.1%
Insurance	187,014	0.5%
Internet	176,418	0.4%
Investment Companies	41,122	0.1%
Iron/Steel	7,440	NM
Leisure Time	29,055	0.1%
Lodging	12,798	NM
Machinery - Construction & Mining	5,358	NM
Machinery - Diversified	82,205	0.2%
Media	26,754	0.1%
Metal Fabricate/Hardware	46,539	0.1%
Mining	55,002	0.1%
Miscellaneous Manufacturing	109,303	0.3%
Office Furnishings	30,647	0.1%
Oil & Gas	148,164	0.4%
Oil & Gas Services	77,676	0.2%
Packaging & Containers	19,064	NM
Pharmaceuticals	181,744	0.4%
REIT	363,039	0.9%
Real Estate	12,410	NM
Retail	370,448	0.9%
Savings & Loans	49,547	0.1%
Semiconductors	181,011	0.4%
Software	248,572	0.6%
Telecommunications	264,722	0.6%
Textiles	3,830	NM
Toys/Games/Hobbies	3,380	NM
Transportation	90,278	0.2%
Trucking & Leasing	19,404	NM
Water	18,507	NM
Other**	35,052,489	85.8%

Total	$40,837,649	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$5,785,160	$-	$-	$5,785,160
Repurchase Agreements	-	40,494,000	-	40,494,000

Total Investment Securities	5,785,160	40,494,000	-	46,279,160

Other Financial Instruments^	10,340	(648,637)	-	(638,297)

Total Investments	$5,795,500	$39,845,363	$-	$45,640,863

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (29.9%)
Activision Blizzard, Inc. (Software)	8,587	$103,559
Adobe Systems, Inc.* (Software)	3,906	138,155
Altera Corp. (Semiconductors)	3,162	76,868
Amazon.com, Inc.* (Internet)	2,232	302,949
Amgen, Inc.* (Biotechnology)	3,565	213,044
Apollo Group, Inc. - Class A* (Commercial Services)	1,178	72,200
Apple Computer, Inc.* (Computers)	9,579	2,250,394
Applied Materials, Inc. (Semiconductors)	5,270	71,040
Autodesk, Inc.* (Software)	1,829	53,809
Automatic Data Processing, Inc. (Software)	2,697	119,936
Baidu, Inc.ADR* (Internet)	217	129,549
Bed Bath & Beyond, Inc.* (Retail)	2,666	116,664
Biogen Idec, Inc.* (Biotechnology)	2,232	128,028
BMC Software, Inc.* (Software)	1,612	61,256
Broadcom Corp. - Class A (Semiconductors)	3,038	100,801
C.H. Robinson Worldwide, Inc. (Transportation)	1,240	69,254
CA, Inc. (Software)	3,782	88,764
Celgene Corp.* (Biotechnology)	3,441	213,204
Cephalon, Inc.* (Pharmaceuticals)	558	37,821
Cerner Corp.* (Software)	620	52,737
Check Point Software Technologies, Ltd.* (Internet)	1,550	54,343
Cintas Corp. (Textiles)	1,395	39,186
Cisco Systems, Inc.* (Telecommunications)	15,500	403,465
Citrix Systems, Inc.* (Software)	1,643	77,993
Cognizant Technology Solutions Corp.* (Computers)	2,201	112,207
Comcast Corp. - Class A (Media)	10,943	205,947
Costco Wholesale Corp. (Retail)	1,767	105,508
Dell, Inc.* (Computers)	5,456	81,895
DENTSPLY International, Inc. (Healthcare - Products)	1,085	37,812
DIRECTV - Class A* (Media)	5,053	170,842
DISH Network Corp. - Class A (Media)	1,643	34,207
eBay, Inc.* (Internet)	7,347	198,002
Electronic Arts, Inc.* (Software)	2,511	46,855
Expedia, Inc. (Internet)	2,170	54,163
Expeditors International of Washington, Inc. (Transportation)	1,581	58,371
Express Scripts, Inc.* (Pharmaceuticals)	1,860	189,274
Fastenal Co. (Distribution/Wholesale)	1,054	50,581
First Solar, Inc.* (Energy - Alternate Sources)	558	68,439
Fiserv, Inc.* (Software)	1,457	73,957
Flextronics International, Ltd.* (Electronics)	6,696	52,497
FLIR Systems, Inc.* (Electronics)	1,209	34,094
Foster Wheeler AG* (Engineering & Construction)	1,023	27,764
Garmin, Ltd. (Electronics)	1,395	53,680
Genzyme Corp.* (Biotechnology)	2,511	130,145
Gilead Sciences, Inc.* (Pharmaceuticals)	6,727	305,944
Google, Inc. - Class A* (Internet)	1,116	632,783
Henry Schein, Inc.* (Healthcare - Products)	682	40,170
Hologic, Inc.* (Healthcare - Products)	2,046	37,933
Illumina, Inc.* (Biotechnology)	899	34,971
Infosys Technologies, Ltd.ADR (Software)	837	49,257
Intel Corp. (Semiconductors)	14,663	326,398
Intuit, Inc.* (Software)	3,038	104,325
Intuitive Surgical, Inc.* (Healthcare - Products)	310	107,920
J.B. Hunt Transport Services, Inc. (Transportation)	961	34,481
Joy Global, Inc. (Machinery - Construction & Mining)	775	43,865
KLA -Tencor Corp. (Semiconductors)	1,581	48,885
Lam Research Corp.* (Semiconductors)	992	37,021
Liberty Media Holding Corp. - Interactive Series A* (Internet)	4,154	63,598
Life Technologies Corp.* (Biotechnology)	1,395	72,917
Linear Technology Corp. (Semiconductors)	2,263	63,998
Logitech International S.A.GRS* (Computers)	1,302	21,275
Marvell Technology Group, Ltd.* (Semiconductors)	4,526	92,240
Mattel, Inc. (Toys/Games/Hobbies)	3,162	71,904
Maxim Integrated Products, Inc. (Semiconductors)	2,263	43,880
Microchip Technology, Inc. (Semiconductors)	1,147	32,300
Microsoft Corp. (Software)	22,878	669,639
Millicom International Cellular S.A. (Telecommunications)	806	71,855
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,356	53,505
NetApp, Inc.* (Computers)	2,697	87,814
News Corp. - Class A (Media)	10,788	155,455
NII Holdings, Inc. - Class B* (Telecommunications)	1,240	51,658
NVIDIA Corp.* (Semiconductors)	4,123	71,658
O’Reilly Automotive, Inc.* (Retail)	1,054	43,962
Oracle Corp. (Software)	15,841	406,955
PACCAR, Inc. (Auto Manufacturers)	3,100	134,354
Patterson Cos., Inc. (Healthcare - Products)	899	27,914
Paychex, Inc. (Commercial Services)	2,604	79,943
Priceline.com, Inc.* (Internet)	372	94,860
QIAGEN N.V.* (Biotechnology)	1,767	40,623
Qualcomm, Inc. (Telecommunications)	15,376	645,638
Research In Motion, Ltd.* (Computers)	4,216	311,773
Ross Stores, Inc. (Retail)	961	51,385
Rovi Corp.* (Semiconductors)	149	5,532
SanDisk Corp.* (Computers)	1,767	61,191
Seagate Technology* (Computers)	3,782	69,059
Sears Holdings Corp.* (Retail)	899	97,479
Sigma-Aldrich Corp. (Chemicals)	899	48,240
Staples, Inc. (Retail)	3,689	86,286
Starbucks Corp.* (Retail)	7,843	190,350
Stericycle, Inc.* (Environmental Control)	682	37,169
Symantec Corp.* (Internet)	6,386	108,051

See accompanying notes to the Schedules of Portfolio Investments.

Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	5,580	351,986
Urban Outfitters, Inc.* (Retail)	1,271	48,336
VeriSign, Inc.* (Internet)	1,302	33,865
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,581	64,615
Virgin Media, Inc. (Telecommunications)	2,542	43,875
Vodafone Group PLCADR (Telecommunications)	4,619	107,576
Warner Chilcott PLC - Class A* (Pharmaceuticals)	1,891	48,315
Wynn Resorts, Ltd. (Lodging)	1,023	77,574
Xilinx, Inc. (Semiconductors)	2,790	71,145
Yahoo!, Inc.* (Internet)	5,115	84,551

TOTAL COMMON STOCKS (Cost $6,978,966)		13,661,510

	Principal
	Amount

U.S. Treasury Obligations (6.5%)
U.S. Treasury Notes, 1.000%, 3/31/12	$2,965,000	2,963,607

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,964,306)		2,963,607

Repurchase Agreements (76.0%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $10,076,000 (Collateralized by $11,025,100 of various U.S. Treasury Notes, 2.75%–3.00%, 9/30/16-2/15/19, market value $10,277,680)	10,076,000	10,076,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $4,998,000 (Collateralized by $5,028,000 of various U.S. Treasury Securities, 1.88%–3.50%, 6/15/12-8/25/14, market value $5,099,357)	4,998,000	4,998,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $18,954,000 (Collateralized by $16,004,000 of various U.S. Treasury Securities, 0.35%–8.00%, 11/15/10-11/15/21, market value $19,338,420)	18,954,000	18,954,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $681,000 (Collateralized by $690,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $696,900)	681,000	681,000

TOTAL REPURCHASE AGREEMENTS (Cost $34,709,000)		34,709,000

TOTAL INVESTMENT SECURITIES (Cost $44,652,272)—112.4%		51,334,117
Net other assets (liabilities)—(12.4)%		(5,648,103)

NET ASSETS—100.0%		$45,686,014

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $13,595,000.
ADR	American Depositary Receipt
GRS	Global Registered Shares

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 6/21/10 (Underlying notional amount at value $2,544,100)	65	$44,509

Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$ 43,048,339	$ (267,134)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	32,454,992	(160,004)

$ (427,138)

ProFund VP UltraNASDAQ-100 invested in the following industries as of March 31, 2010:
		% of
	Value	Net Assets

Auto Manufacturers	$134,354	0.3%
Biotechnology	897,547	2.0%
Chemicals	48,240	0.1%
Commercial Services	152,143	0.3%
Computers	2,995,608	6.6%
Distribution/Wholesale	50,581	0.1%
Electronics	140,271	0.3%
Energy - Alternate Sources	68,439	0.1%
Engineering & Construction	27,764	0.1%
Environmental Control	37,169	0.1%
Healthcare - Products	251,749	0.5%
Internet	1,756,714	3.8%
Lodging	77,574	0.2%
Machinery - Construction & Mining	43,865	0.1%
Media	566,451	1.2%
Pharmaceuticals	986,845	2.2%
Retail	739,970	1.6%
Semiconductors	1,041,766	2.3%
Software	2,047,197	4.5%
Telecommunications	1,324,067	2.9%
Textiles	39,186	0.1%
Toys/Games/Hobbies	71,904	0.2%
Transportation	162,106	0.3%
Other**	32,024,504	70.1%

Total	$45,686,014	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$13,661,510	$-	$-	$13,661,510
U.S. Treasury Obligations	-	2,963,607	-	2,963,607
Repurchase Agreements	-	34,709,000	-	34,709,000

Total Investment Securities	13,661,510	37,672,607	-	51,334,117

Other Financial Instruments^	44,509	(427,138)	-	(382,629)

Total Investments	$13,706,019	$37,245,469	$-	$50,951,488

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	March 31, 2010
(unaudited)

	Principal
	Amount	Value

U.S. Treasury Obligations (13.0%)
U.S. Treasury Notes, 1.000%, 3/31/12	$4,334,000	$4,331,963

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,332,986)		4,331,963

Repurchase Agreements (85.6%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $5,733,000 (Collateralized by $6,266,800 of various U.S. Treasury Notes, 2.75%–3.00%, 9/30/16-2/15/19, market value $5,847,759)	5,733,000	5,733,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $5,733,000 (Collateralized by $5,712,000 of various U.S. Government Agency Obligations, 0.26%‡–4.75%, 5/20/10-8/25/14, market value $5,850,007)	5,733,000	5,733,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $5,733,000 (Collateralized by $5,776,000 of various U.S. Government Agency Obligations, 0.35%–6.63%, 11/15/10-2/1/11, market value $5,848,330)	5,733,000	5,733,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $5,733,000 (Collateralized by $5,791,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $5,848,910)	5,733,000	5,733,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $5,729,000 (Collateralized by $5,788,200 of various U.S. Treasury Obligations, 0.88%–4.50%, 4/15/10-9/30/11, market value $5,843,735)	5,729,000	5,729,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,661,000)		28,661,000

TOTAL INVESTMENT SECURITIES (Cost $32,993,986)—98.6%		32,992,963
Net other assets (liabilities)—1.4%		472,068

NET ASSETS—100.0%		$33,465,031

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $6,140,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2010.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 6/21/10 (Underlying notional amount at value $3,378,500)	58	$ (10,233)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(3,018,036)	$9,416
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(27,619,380)	82,386

		$91,802

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
U.S. Treasury Obligations	$-	$4,331,963	$-	$4,331,963
Repurchase Agreements	-	28,661,000	-	28,661,000

Total Investment Securities	-	32,992,963	-	32,992,963

Other Financial Instruments^	(10,233)	91,802	-	81,569

Total Investments	$(10,233)	$33,084,765	$-	$33,074,532

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	March 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (93.0%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $717,000 (Collateralized by $738,200 U.S. Treasury Notes, 3.00%, 9/30/16, market value $731,455)	$717,000	$717,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $717,000 (Collateralized by $725,000 of various U.S. Government Agency Obligations, 0.26%‡–3.50%, 5/20/10-8/25/14, market value $733,102)	717,000	717,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $717,000 (Collateralized by $689,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $732,929)	717,000	717,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $717,000 (Collateralized by $725,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $732,250)	717,000	717,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $716,000 (Collateralized by $702,000 of various U.S. Treasury Obligations, 4.00%–4.50%, 4/15/10-9/30/11, market value $730,487)	716,000	716,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,584,000)		3,584,000

TOTAL INVESTMENT SECURITIES
(Cost $3,584,000)—93.0%		3,584,000
Net other assets (liabilities)—7.0%		268,677

NET ASSETS—100.0%		$3,852,677

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $730,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini S&P MidCap 400 Futures contract expiring 6/21/10 (Underlying notional amount at value $865,920)	11	$3,591

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(1,946,152)	$7,581
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(1,035,514)	4,022

		$11,603

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Repurchase Agreements	$-	$3,584,000	$-	$3,584,000

Total Investment Securities	-	3,584,000	-	3,584,000

Other Financial Instruments^	3,591	11,603	-	15,194

Total Investments	$3,591	$3,595,603	$-	$3,599,194

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	March 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (93.4%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $1,576,000 (Collateralized by $1,714,300 of various U.S. Treasury Notes, 2.75%–3.00%, 9/30/16-2/15/19, market value $1,607,689)	$1,576,000	$1,576,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $1,576,000 (Collateralized by $1,590,000 of various U.S. Government Agency Obligations, 0.26%‡–3.50%, 5/20/10-8/25/14, market value $1,610,152)	1,576,000	1,576,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $1,576,000 (Collateralized by $1,601,000 of various U.S. Government Agency Obligations, 0.16%–6.63%, 11/15/10-5/4/11, market value $1,608,770)	1,576,000	1,576,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $1,576,000 (Collateralized by $1,593,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $1,608,930)	1,576,000	1,576,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $1,575,000 (Collateralized by $1,570,100 of various U.S. Treasury Obligations, 4.00%–4.50%, 4/15/10-9/30/11, market value $1,606,693)	1,575,000	1,575,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,879,000)		7,879,000

TOTAL INVESTMENT SECURITIES
(Cost $7,879,000)—93.4%		7,879,000
Net other assets (liabilities)—6.6%		559,928

NET ASSETS—100.0%		$8,438,928

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $800,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
Russell 2000 Mini Futures Contract expiring 6/18/10 (Underlying notional amount at value $2,095,600)	31	$5,400

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(2,227,283)	$8,756
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(4,114,434)	21,020

		$29,776

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Repurchase Agreements	$-	$7,879,000	$-	$7,879,000

Total Investment Securities	-	7,879,000	-	7,879,000

Other Financial Instruments^	5,400	29,776	-	35,176

Total Investments	$5,400	$7,908,776	$-	$7,914,176

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	March 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (106.7%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $18,000 (Collateralized by $18,600 U.S. Treasury Notes, 3.00%, 9/30/16, market value $18,430)	$18,000	$18,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $18,000 (Collateralized by $19,000 of various U.S. Treasury Securities, 0.26%‡–1.88%, 5/20/10-6/15/12, market value $19,055)	18,000	18,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $18,000 (Collateralized by $18,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $19,148)	18,000	18,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $18,000 (Collateralized by $19,000 of various U.S. Treasury Securities, 1.88%–2.18%, 4/23/12-6/15/12, market value $19,231)	18,000	18,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $17,000 (Collateralized by $16,500 U.S. Treasury Notes, 4.50%, 9/30/11, market value $17,428)	17,000	17,000

TOTAL REPURCHASE AGREEMENTS
(Cost $89,000)		89,000

TOTAL INVESTMENT SECURITIES
(Cost $89,000)—106.7%		89,000
Net other assets (liabilities)—(6.7)%		(5,591)

NET ASSETS—100.0%		$83,409

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $10,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(16,174)	$73
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(67,100)	233

		$306

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Repurchase Agreements	$-	$89,000	$-	$89,000

Total Investment Securities	-	89,000	-	89,000

Other Financial Instruments^	-	306	-	306

Total Investments	$-	$89,306	$-	$89,306

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	March 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (102.5%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,516,000 (Collateralized by $2,719,900 of various U.S. Treasury Notes, 2.75%–3.00%, 9/30/16-2/15/19, market value $2,566,531)	$2,516,000	$2,516,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,516,000 (Collateralized by $2,534,000 of various U.S. Government Agency Obligations, 0.26%‡–3.50%, 5/20/10-8/25/14, market value $2,568,659)	2,516,000	2,516,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,516,000 (Collateralized by $2,539,000 of various U.S. Government Agency Obligations, 0.16%–6.63%, 11/15/10-5/4/11, market value $2,567,667)	2,516,000	2,516,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,516,000 (Collateralized by $2,543,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $2,568,430)	2,516,000	2,516,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $2,512,000 (Collateralized by $2,495,100 of various U.S. Treasury Obligations, 4.00%–4.50%, 4/15/10-9/30/11, market value $2,562,407)	2,512,000	2,512,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,576,000)		12,576,000

TOTAL INVESTMENT SECURITIES
(Cost $12,576,000)—102.5%		12,576,000
Net other assets (liabilities)—(2.5)%		(301,968)

NET ASSETS—100.0%		$12,274,032

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $2,574,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(1,850,654)	$8,491
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(10,348,236)	14,967

		$23,458

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Repurchase Agreements	$-	$12,576,000	$-	$12,576,000

Total Investment Securities	-	12,576,000	-	12,576,000

Other Financial Instruments^	-	23,458	-	23,458

Total Investments	$-	$12,599,458	$-	$12,599,458

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	March 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (91.5%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $293,000 (Collateralized by $301,700 U.S. Treasury Notes, 3.00%, 9/30/16, market value $298,943)	$293,000	$293,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $293,000 (Collateralized by $300,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $299,895)	293,000	293,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $293,000 (Collateralized by $282,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $299,980)	293,000	293,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $293,000 (Collateralized by $297,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $299,970)	293,000	293,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $293,000 (Collateralized by $283,000 U.S. Treasury Notes, 4.50%, 9/30/11, market value $298,909)	293,000	293,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,465,000)		1,465,000

TOTAL INVESTMENT SECURITIES
(Cost $1,465,000)—91.5%		1,465,000
Net other assets (liabilities)—8.5%		135,342

NET ASSETS—100.0%		$1,600,342

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $50,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini MSCI EAFE Futures Contract expiring 6/21/10 (Underlying notional amount at value $1,255,840)	16	$(13,016)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$(284,195)	$179
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	(58,344)	37

		$216

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Repurchase Agreements	$-	$1,465,000	$-	$1,465,000

Total Investment Securities	-	1,465,000	-	1,465,000

Other Financial Instruments^	(13,016)	216	-	(12,800)

Total Investments	$(13,016)	$1,465,216	$-	$1,452,200

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	March 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (102.8%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $269,000 (Collateralized by $277,000 U.S. Treasury Notes, 3.00%, 9/30/16, market value $274,469)	$269,000	$269,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $269,000 (Collateralized by $276,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $275,903)	269,000	269,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $269,000 (Collateralized by $259,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $275,513)	269,000	269,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $269,000 (Collateralized by $273,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $275,730)	269,000	269,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $266,000 (Collateralized by $256,900 U.S. Treasury Notes, 4.50%, 9/30/11, market value $271,342)	266,000	266,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,342,000)		1,342,000

TOTAL INVESTMENT SECURITIES
(Cost $1,342,000)—102.8%		1,342,000
Net other assets (liabilities)—(2.8)%		(36,938)

NET ASSETS—100.0%		$1,305,062

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $60,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(336,126)	$(2,076)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(970,536)	(5,819)

		$(7,895)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Repurchase Agreements	$-	$1,342,000	$-	$1,342,000

Total Investment Securities	-	1,342,000	-	1,342,000

Other Financial Instruments^	-	(7,895)	-	(7,895)

Total Investments	$-	$1,334,105	$-	$1,334,105

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	March 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (193.7%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $338,000 (Collateralized by $348,100 U.S. Treasury Notes, 3.00%, 9/30/16, market value $344,919)	$338,000	$338,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $338,000 (Collateralized by $346,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $345,879)	338,000	338,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $338,000 (Collateralized by $326,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $346,785)	338,000	338,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $338,000 (Collateralized by $343,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $346,430)	338,000	338,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $335,000 (Collateralized by $323,700 U.S. Treasury Notes, 4.50%, 9/30/11, market value $341,897)	335,000	335,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,687,000)		1,687,000

TOTAL INVESTMENT SECURITIES
(Cost $1,687,000)—193.7%		1,687,000
Net other assets (liabilities)—(93.7)%		(816,143)

NET ASSETS—100.0%		$870,857

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $540,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(537,767)	$7,115
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(1,199,230)	4,162

		$11,277

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Repurchase Agreements	$-	$1,687,000	$-	$1,687,000

Total Investment Securities	-	1,687,000	-	1,687,000

Other Financial Instruments^	-	11,277	-	11,277

Total Investments	$-	$1,698,277	$-	$1,698,277

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort NASDAQ-100	March 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (106.2%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $260,000 (Collateralized by $267,800 U.S. Treasury Notes, 3.00%, 9/30/16, market value $265,353)	$260,000	$260,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $260,000 (Collateralized by $266,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $265,907)	260,000	260,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $260,000 (Collateralized by $251,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $267,003)	260,000	260,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $260,000 (Collateralized by $264,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $266,640)	260,000	260,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $257,000 (Collateralized by $248,300 U.S. Treasury Notes, 4.50%, 9/30/11, market value $262,259)	257,000	257,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,297,000)		1,297,000

TOTAL INVESTMENT SECURITIES
(Cost $1,297,000)—106.2%		1,297,000
Net other assets (liabilities)—(6.2)%		(76,240)

NET ASSETS—100.0%		$1,220,760

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $400,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(1,120,736)	$1,646
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(1,316,804)	1,905

		$3,551

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Repurchase Agreements	$-	$1,297,000	$-	$1,297,000

Total Investment Securities	-	1,297,000	-	1,297,000

Other Financial Instruments^	-	3,551	-	3,551

Total Investments	$-	$1,300,551	$-	$1,300,551

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (83.1%)
Associated Banc-Corp (Banks)	2,198	$30,332
Astoria Financial Corp. (Savings & Loans)	1,099	15,936
BancorpSouth, Inc. (Banks)	1,099	23,035
Bank of America Corp. (Banks)	131,566	2,348,453
Bank of Hawaii Corp. (Banks)	628	28,229
BB&T Corp. (Banks)	8,949	289,858
BOK Financial Corp. (Banks)	314	16,466
CapitalSource, Inc. (Diversified Financial Services)	3,454	19,308
Capitol Federal Financial (Savings & Loans)	314	11,762
Cathay Bancorp, Inc. (Banks)	942	10,974
Citigroup, Inc.* (Diversified Financial Services)	131,409	532,206
City National Corp. (Banks)	628	33,893
Comerica, Inc. (Banks)	2,355	89,584
Commerce Bancshares, Inc. (Banks)	942	38,754
Cullen/Frost Bankers, Inc. (Banks)	785	43,803
East West Bancorp, Inc. (Banks)	1,413	24,614
F.N.B. Corp. (Banks)	1,570	12,733
Fifth Third Bancorp (Banks)	10,519	142,953
First Financial Bankshares, Inc. (Banks)	314	16,187
First Horizon National Corp.* (Banks)	2,983	41,911
First Midwest Bancorp, Inc. (Banks)	942	12,764
First Niagara Financial Group, Inc. (Savings & Loans)	2,512	35,721
FirstMerit Corp. (Banks)	1,099	23,705
Fulton Financial Corp. (Banks)	2,355	23,997
Glacier Bancorp, Inc. (Banks)	785	11,956
Hancock Holding Co. (Banks)	471	19,693
Hudson City Bancorp, Inc. (Savings & Loans)	6,437	91,148
Huntington Bancshares, Inc. (Banks)	9,420	50,585
IBERIABANK Corp. (Banks)	314	18,843
International Bancshares Corp. (Banks)	785	18,047
J.P. Morgan Chase & Co. (Diversified Financial Services)	52,595	2,353,626
KeyCorp (Banks)	11,618	90,040
M&T Bank Corp. (Banks)	942	74,776
Marshall & Ilsley Corp. (Banks)	6,908	55,609
MB Financial, Inc. (Banks)	628	14,149
National Penn Bancshares, Inc. (Banks)	1,727	11,916
New York Community Bancorp (Savings & Loans)	5,652	93,484
NewAlliance Bancshares, Inc. (Savings & Loans)	1,256	15,851
Northern Trust Corp. (Banks)	3,140	173,516
Old National Bancorp (Banks)	1,099	13,133
PacWest Bancorp (Banks)	471	10,748
Park National Corp. (Banks)	157	9,783
People’s United Financial, Inc. (Banks)	5,024	78,575
PNC Financial Services Group (Banks)	6,908	412,408
Popular, Inc.* (Banks)	8,478	24,671
PrivateBancorp, Inc. (Banks)	942	12,905
Prosperity Bancshares, Inc. (Banks)	628	25,748
Provident Financial Services, Inc. (Savings & Loans)	785	9,342
Regions Financial Corp. (Banks)	15,700	123,245
Sterling Bancshares, Inc. (Banks)	1,413	7,885
SunTrust Banks, Inc. (Banks)	6,594	176,653
Susquehanna Bancshares, Inc. (Banks)	1,570	15,402
SVB Financial Group* (Banks)	471	21,977
Synovus Financial Corp. (Banks)	5,652	18,595
TCF Financial Corp. (Banks)	1,727	27,528
TFS Financial Corp. (Savings & Loans)	1,256	16,768
TrustCo Bank Corp. NY (Banks)	942	5,812
Trustmark Corp. (Banks)	785	19,178
U.S. Bancorp (Banks)	25,277	654,169
UMB Financial Corp. (Banks)	471	19,123
Umpqua Holdings Corp. (Banks)	1,256	16,655
United Bankshares, Inc. (Banks)	628	16,466
Valley National Bancorp (Banks)	2,041	31,370
Washington Federal, Inc. (Savings & Loans)	1,413	28,712
Webster Financial Corp. (Banks)	942	16,476
Wells Fargo & Co. (Banks)	16,956	527,671
Westamerica Bancorp (Banks)	314	18,102
Whitney Holding Corp. (Banks)	1,256	17,320
Wilmington Trust Corp. (Banks)	1,099	18,210
Wintrust Financial Corp. (Banks)	471	17,526
Zions Bancorp (Banks)	1,884	41,109

TOTAL COMMON STOCKS
(Cost $6,059,116)		9,413,682

TOTAL INVESTMENT SECURITIES
(Cost $6,059,116)—83.1%		9,413,682
Net other assets (liabilities)—16.9%		1,913,429

NET ASSETS—100.0%		$11,327,111

*	Non-income producing security

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$2,099,370	$(630)

ProFund VP Banks invested in the following industries as of March 31, 2010:
		% of
	Value	Net Assets

Banks	$6,189,818	54.6%
Diversified Financial Services	2,905,140	25.7%
Savings & Loans	318,724	2.8%
Other**	1,913,429	16.9%

Total	$11,327,111	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$9,413,682	$-	$-	$9,413,682

Total Investment Securities	9,413,682	-	-	9,413,682

Other Financial Instruments^	-	(630)	-	(630)

Total Investments	$9,413,682	$(630)	$-	$9,413,052

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (99.9%)
Air Products & Chemicals, Inc. (Chemicals)	32,436	$2,398,642
Airgas, Inc. (Chemicals)	11,448	728,322
AK Steel Holding Corp. (Iron/Steel)	18,126	414,360
Albemarle Corp. (Chemicals)	15,264	650,704
Alcoa, Inc. (Mining)	168,381	2,397,745
Allegheny Technologies, Inc. (Iron/Steel)	15,264	824,103
Alpha Natural Resources, Inc.* (Coal)	19,557	975,699
Arch Coal, Inc. (Coal)	26,712	610,369
Ashland, Inc. (Chemicals)	11,925	629,282
Avery Dennison Corp. (Household Products/Wares)	18,603	677,335
Cabot Corp. (Chemicals)	8,109	246,514
Calgon Carbon Corp.* (Environmental Control)	9,063	155,159
Carpenter Technology Corp. (Iron/Steel)	7,155	261,873
Celanese Corp. - Series A (Chemicals)	23,850	759,622
CF Industries Holdings, Inc. (Chemicals)	9,063	826,364
Cliffs Natural Resources, Inc. (Iron/Steel)	21,465	1,522,942
Coeur d’Alene Mines Corp.* (Mining)	12,879	192,927
Commercial Metals Co. (Metal Fabricate/Hardware)	18,603	280,161
Compass Minerals International, Inc. (Mining)	5,247	420,967
CONSOL Energy, Inc. (Coal)	29,574	1,261,627
Cytec Industries, Inc. (Chemicals)	8,109	379,015
Domtar Corp.* (Forest Products & Paper)	6,678	430,130
E.I. du Pont de Nemours & Co. (Chemicals)	139,761	5,204,700
Eastman Chemical Co. (Chemicals)	11,448	729,009
Ecolab, Inc. (Chemicals)	39,114	1,719,060
FMC Corp. (Chemicals)	11,925	721,939
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	71,073	5,937,438
Fuller (H.B.) Co. (Chemicals)	8,109	188,210
Hecla Mining Co.* (Mining)	39,114	213,954
Huntsman Corp. (Chemicals)	27,189	327,627
International Flavors & Fragrances, Inc. (Chemicals)	12,879	613,942
International Paper Co. (Forest Products & Paper)	65,349	1,608,239
Intrepid Potash, Inc.* (Chemicals)	7,155	217,011
Kaiser Aluminum Corp. (Mining)	2,385	91,989
Lubrizol Corp. (Chemicals)	11,448	1,050,011
Massey Energy Co. (Coal)	14,310	748,270
Minerals Technologies, Inc. (Chemicals)	2,862	148,366
NewMarket Corp. (Chemicals)	1,908	196,505
Newmont Mining Corp. (Mining)	78,705	4,008,446
Nucor Corp. (Iron/Steel)	46,746	2,121,333
Olin Corp. (Chemicals)	11,448	224,610
OM Group, Inc.* (Chemicals)	5,247	177,768
Patriot Coal Corp.* (Coal)	12,879	263,504
Peabody Energy Corp. (Coal)	43,884	2,005,499
PPG Industries, Inc. (Chemicals)	27,189	1,778,161
Praxair, Inc. (Chemicals)	51,039	4,236,237
Reliance Steel & Aluminum Co. (Iron/Steel)	10,494	516,620
Rockwood Holdings, Inc.* (Chemicals)	8,586	228,559
Royal Gold, Inc. (Mining)	9,063	418,801
RPM, Inc. (Chemicals)	20,988	447,884
RTI International Metals, Inc.* (Mining)	4,770	144,674
Schulman (A.), Inc. (Chemicals)	4,293	105,050
Sensient Technologies Corp. (Chemicals)	8,109	235,648
Sigma-Aldrich Corp. (Chemicals)	17,172	921,450
Solutia, Inc.* (Chemicals)	20,034	322,748
Southern Copper Corp. (Mining)	34,821	1,102,781
Steel Dynamics, Inc. (Iron/Steel)	35,298	616,656
Terra Industries, Inc. (Chemicals)	16,218	742,136
The Dow Chemical Co. (Chemicals)	188,415	5,571,432
The Mosaic Co. (Chemicals)	24,327	1,478,352
Titanium Metals Corp.* (Mining)	14,310	237,403
United States Steel Corp. (Iron/Steel)	23,850	1,514,952
USEC, Inc.* (Mining)	18,603	107,339
W.R. Grace & Co.* (Chemicals)	10,017	278,072
Walter Energy, Inc. (Holding Companies - Diversified)	8,586	792,230
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	8,109	69,251
Worthington Industries, Inc. (Metal Fabricate/Hardware)	10,494	181,441

TOTAL COMMON STOCKS
(Cost $43,453,639)		67,609,169

	Principal
	Amount

Repurchase Agreements (1.4%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $270,000 (Collateralized by $278,000 U.S. Treasury Notes, 3.00%, 9/30/16, market value $275,460)	$270,000	270,000
Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $133,000 (Collateralized by $136,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $135,952)	133,000	133,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $509,000 (Collateralized by $489,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $520,178)	509,000	509,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $18,000 (Collateralized by $19,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $19,190)	18,000	18,000

TOTAL REPURCHASE AGREEMENTS
(Cost $930,000)		930,000

TOTAL INVESTMENT SECURITIES
(Cost $44,383,639)—101.3%		68,539,169
Net other assets (liabilities)—(1.3)%		(891,047)

NET ASSETS—100.0%		$67,648,122

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at March 31, 2010.

ProFund VP Basic Materials invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Chemicals	$34,482,952	51.0%
Coal	5,864,968	8.6%
Environmental Control	155,159	0.2%
Forest Products & Paper	2,107,620	3.1%
Holding Companies - Diversified	792,230	1.2%
Household Products/Wares	677,335	1.0%
Iron/Steel	7,792,839	11.5%
Metal Fabricate/Hardware	461,602	0.7%
Mining	15,274,464	22.6%
Other**	38,953	0.1%

Total	$67,648,122	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$67,609,169	$-	$-	$67,609,169
Repurchase Agreements	-	930,000	-	930,000

Total Investment Securities	$67,609,169	$930,000	$-	$68,539,169

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (88.0%)
Acorda Therapeutics, Inc.* (Biotechnology)	3,136	$107,251
Alexion Pharmaceuticals, Inc.* (Biotechnology)	7,168	389,724
Amgen, Inc.* (Biotechnology)	77,056	4,604,866
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	10,528	236,775
Biogen Idec, Inc.* (Biotechnology)	15,232	873,707
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	8,064	188,456
Celera Corp.* (Biotechnology)	6,496	46,122
Celgene Corp.* (Biotechnology)	14,112	874,379
Charles River Laboratories International, Inc.* (Biotechnology)	5,376	211,330
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	4,704	106,028
Dendreon Corp.* (Biotechnology)	10,752	392,125
Gen-Probe, Inc.* (Healthcare - Products)	4,032	201,600
Genzyme Corp.* (Biotechnology)	21,728	1,126,162
Gilead Sciences, Inc.* (Pharmaceuticals)	74,368	3,382,257
Human Genome Sciences, Inc.* (Biotechnology)	15,008	453,242
Illumina, Inc.* (Biotechnology)	10,304	400,826
Incyte, Corp.* (Biotechnology)	8,960	125,082
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	7,616	83,167
Life Technologies Corp.* (Biotechnology)	14,560	761,051
Myriad Genetics, Inc.* (Biotechnology)	7,840	188,552
Nektar Therapeutics* (Biotechnology)	7,616	115,839
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	5,152	156,003
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	4,704	280,123
PDL BioPharma, Inc. (Biotechnology)	9,632	59,815
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,152	136,476
Savient Pharmaceuticals, Inc.* (Biotechnology)	5,376	77,683
Techne Corp. (Healthcare - Products)	3,136	199,732
United Therapeutics Corp.* (Pharmaceuticals)	3,808	210,697
Vertex Pharmaceuticals, Inc.* (Biotechnology)	15,680	640,842

TOTAL COMMON STOCKS
(Cost $12,267,356)		16,629,912

	Principal
	Amount

Repurchase Agreements (0.6%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $36,000 (Collateralized by $37,100 U.S. Treasury Notes, 3.00%, 9/30/16, market value $36,761)	$36,000	36,000
Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $18,000 (Collateralized by $19,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $18,993)	18,000	18,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $69,000 (Collateralized by $67,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $71,272)	69,000	69,000
UBS, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $2,061)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $125,000)		125,000

TOTAL INVESTMENT SECURITIES
(Cost $12,392,356)—88.6%		16,754,912
Net other assets (liabilities)—11.4%		2,146,225

NET ASSETS—100.0%		$18,901,137

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at March 31, 2010.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$2,199,340	$(660)

ProFund VP Biotechnology invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Biotechnology	$11,585,074	61.3%
Healthcare - Products	401,332	2.1%
Pharmaceuticals	4,643,506	24.6%
Other**	2,271,225	12.0%

Total	$18,901,137	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$16,629,912	$-	$-	$16,629,912
Repurchase Agreements	-	125,000	-	125,000

Total Investment Securities	16,629,912	125,000	-	16,754,912

Other Financial Instruments^	-	(660)	-	(660)

Total Investments	$16,629,912	$124,340	$-	$16,754,252

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (100.5%)
Activision Blizzard, Inc. (Software)	9,747	$117,549
Alberto-Culver Co. (Cosmetics/Personal Care)	1,539	40,245
Altria Group, Inc. (Agriculture)	35,568	729,855
Archer-Daniels-Midland Co. (Agriculture)	10,089	291,572
Avon Products, Inc. (Cosmetics/Personal Care)	7,353	249,046
BorgWarner, Inc.* (Auto Parts & Equipment)	2,052	78,345
Briggs & Stratton Corp. (Machinery - Diversified)	855	16,673
Brown-Forman Corp. (Beverages)	1,881	111,825
Brunswick Corp. (Leisure Time)	1,539	24,578
Bunge, Ltd. (Agriculture)	2,394	147,542
Callaway Golf Co. (Leisure Time)	1,197	10,558
Campbell Soup Co. (Food)	3,762	132,987
Carter’s, Inc.* (Apparel)	1,026	30,944
Central European Distribution Corp.* (Distribution/Wholesale)	1,026	35,920
Chiquita Brands International, Inc.* (Food)	684	10,759
Church & Dwight, Inc. (Household Products/Wares)	1,197	80,139
Clorox Co. (Household Products/Wares)	2,394	153,551
Coach, Inc. (Apparel)	5,472	216,253
Coca-Cola Co. (Beverages)	36,765	2,022,075
Coca-Cola Enterprises, Inc. (Beverages)	5,472	151,356
Colgate-Palmolive Co. (Cosmetics/Personal Care)	8,550	728,973
ConAgra Foods, Inc. (Food)	7,695	192,914
Constellation Brands, Inc.* (Beverages)	3,420	56,225
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,026	19,515
Corn Products International, Inc. (Food)	1,197	41,488
D.R. Horton, Inc. (Home Builders)	4,788	60,329
Dana Holding Corp.* (Auto Parts & Equipment)	2,394	28,441
Darling International, Inc.* (Environmental Control)	1,368	12,257
Dean Foods Co.* (Food)	3,078	48,294
Deckers Outdoor Corp.* (Apparel)	171	23,598
Del Monte Foods Co. (Food)	3,420	49,932
Dr. Pepper Snapple Group, Inc. (Beverages)	4,104	144,338
Eastman Kodak Co.* (Miscellaneous Manufacturing)	4,446	25,742
Electronic Arts, Inc.* (Software)	5,643	105,298
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,197	75,124
Flowers Foods, Inc. (Food)	1,539	38,075
Ford Motor Co.* (Auto Manufacturers)	55,746	700,727
Fossil, Inc.* (Household Products/Wares)	855	32,268
Fresh Del Monte Produce, Inc.* (Food)	684	13,851
Garmin, Ltd. (Electronics)	2,052	78,961
General Mills, Inc. (Food)	5,301	375,258
Gentex Corp. (Electronics)	2,394	46,491
Genuine Parts Co. (Distribution/Wholesale)	2,736	115,596
Green Mountain Coffee Roasters, Inc.* (Beverages)	684	66,225
Hanesbrands, Inc.* (Apparel)	1,539	42,815
Hansen Natural Corp.* (Beverages)	1,197	51,926
Harley-Davidson, Inc. (Leisure Time)	3,933	110,399
Harman International Industries, Inc.* (Home Furnishings)	1,197	55,996
Hasbro, Inc. (Toys/Games/Hobbies)	2,223	85,096
Heinz (H.J.) Co. (Food)	5,472	249,578
Herbalife, Ltd. (Pharmaceuticals)	1,026	47,319
Herman Miller, Inc. (Office Furnishings)	1,026	18,530
HNI Corp. (Office Furnishings)	684	18,215
Hormel Foods Corp. (Food)	1,197	50,286
Iconix Brand Group, Inc.* (Apparel)	1,197	18,386
Jarden Corp. (Household Products/Wares)	1,539	51,233
JM Smucker Co. (Food)	2,052	123,654
Johnson Controls, Inc. (Auto Parts & Equipment)	11,628	383,608
Jones Apparel Group, Inc. (Apparel)	1,539	29,272
KB Home (Home Builders)	1,368	22,914
Kellogg Co. (Food)	4,104	219,277
Kimberly-Clark Corp. (Household Products/Wares)	7,182	451,604
Kraft Foods, Inc. (Food)	27,531	832,537
Lancaster Colony Corp. (Miscellaneous Manufacturing)	342	20,164
Lear Corp.* (Auto Parts & Equipment)	855	67,844
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,565	55,507
Lennar Corp. - Class A (Home Builders)	2,565	44,144
LKQ Corp.* (Distribution/Wholesale)	2,394	48,598
Lorillard, Inc. (Agriculture)	2,736	205,857
M.D.C. Holdings, Inc. (Home Builders)	684	23,673
Martek Biosciences Corp.* (Biotechnology)	513	11,548
Mattel, Inc. (Toys/Games/Hobbies)	6,156	139,987
McCormick & Co., Inc. (Food)	1,881	72,155
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	3,591	186,840
Mohawk Industries, Inc.* (Textiles)	1,026	55,794
Molson Coors Brewing Co. - Class B (Beverages)	2,736	115,076
Monsanto Co. (Agriculture)	9,405	671,705
NBTY, Inc.* (Pharmaceuticals)	1,026	49,227
Newell Rubbermaid, Inc. (Housewares)	4,788	72,778
NIKE, Inc. - Class B (Apparel)	4,788	351,918
Nu Skin Enterprises, Inc. (Retail)	855	24,880
NVR, Inc.* (Home Builders)	171	124,231
PepsiCo, Inc. (Beverages)	28,044	1,855,391
Philip Morris International, Inc. (Commercial Services)	32,832	1,712,517
Phillips-Van Heusen Corp. (Apparel)	855	49,043
Polaris Industries, Inc. (Leisure Time)	513	26,245
Pool Corp. (Distribution/Wholesale)	855	19,357
Procter & Gamble Co. (Cosmetics/Personal Care)	50,616	3,202,474
See accompanying notes to the Schedules of Portfolio Investments.

Pulte Group, Inc.* (Home Builders)	5,814	65,407
Ralcorp Holdings, Inc.* (Food)	1,026	69,542
Reynolds American, Inc. (Agriculture)	2,907	156,920
Sara Lee Corp. (Food)	11,286	157,214
Smithfield Foods, Inc.* (Food)	2,736	56,745
Snap-on, Inc. (Hand/Machine Tools)	1,026	44,467
Stanley Black & Decker, Inc. (Hand/Machine Tools)	2,736	157,074
Take-Two Interactive Software, Inc.* (Software)	1,368	13,475
Tempur-Pedic International, Inc.* (Home Furnishings)	1,197	36,102
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	2,052	133,113
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	4,104	51,875
The Hain Celestial Group, Inc.* (Food)	684	11,867
The Hershey Co. (Food)	2,736	117,128
The Ryland Group, Inc. (Home Builders)	684	15,349
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	855	39,629
The Timberland Co. - Class A* (Apparel)	684	14,597
The Warnaco Group, Inc.* (Apparel)	855	40,792
Thor Industries, Inc. (Home Builders)	684	20,664
TiVo, Inc.* (Home Furnishings)	1,881	32,203
Toll Brothers, Inc.* (Home Builders)	2,394	49,795
Tootsie Roll Industries, Inc. (Food)	342	9,244
TreeHouse Foods, Inc.* (Food)	513	22,505
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,368	39,097
Tupperware Corp. (Household Products/Wares)	1,026	49,474
Tyson Foods, Inc. - Class A (Food)	5,301	101,514
Under Armour, Inc. - Class A* (Retail)	684	20,116
Universal Corp. (Agriculture)	342	18,020
V.F. Corp. (Apparel)	1,539	123,351
WABCO Holdings, Inc.* (Auto Parts & Equipment)	1,026	30,698
WD-40 Co. (Household Products/Wares)	342	11,228
Whirlpool Corp. (Home Furnishings)	1,197	104,438
Wolverine World Wide, Inc. (Apparel)	855	24,932

TOTAL COMMON STOCKS
(Cost $17,339,496)		21,639,865

TOTAL INVESTMENT SECURITIES
(Cost $17,339,496)—100.5%		21,639,865
Net other assets (liabilities)—(0.5)%		(108,827)

NET ASSETS—100.0%		$21,531,038

*	Non-income producing security
ProFund VP Consumer Goods invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Agriculture	$2,221,471	10.3%
Apparel	965,901	4.5%
Auto Manufacturers	700,727	3.3%
Auto Parts & Equipment	699,423	3.2%
Beverages	4,574,437	21.2%
Biotechnology	11,548	0.1%
Commercial Services	1,712,517	8.0%
Cosmetics/Personal Care	4,353,851	20.2%
Distribution/Wholesale	219,471	1.0%
Electrical Components & Equipment	75,124	0.3%
Electronics	125,452	0.6%
Environmental Control	12,257	0.1%
Food	2,996,804	13.9%
Hand/Machine Tools	201,541	0.9%
Home Builders	426,506	2.0%
Home Furnishings	228,739	1.1%
Household Products/Wares	869,126	4.0%
Housewares	72,778	0.3%
Leisure Time	171,780	0.8%
Machinery - Diversified	16,673	0.1%
Miscellaneous Manufacturing	101,413	0.5%
Office Furnishings	36,745	0.2%
Pharmaceuticals	283,386	1.3%
Retail	44,996	0.2%
Software	236,322	1.1%
Textiles	55,794	0.3%
Toys/Games/Hobbies	225,083	1.0%
Other**	(108,827)	(0.5)%

Total	$21,531,038	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$21,639,865	$-	$-	$21,639,865

Total Investment Securities	$21,639,865	$-	$-	$21,639,865

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (100.2%)
99 Cents Only Stores* (Retail)	528	$8,606
Aaron’s, Inc. (Commercial Services)	528	17,604
Abercrombie & Fitch Co. - Class A (Retail)	1,056	48,196
Acxiom Corp.* (Software)	880	15,787
Advance Auto Parts, Inc. (Retail)	1,056	44,267
Aeropostale, Inc.* (Retail)	1,232	35,519
Alaska Air Group, Inc.* (Airlines)	352	14,513
Amazon.com, Inc.* (Internet)	4,048	549,435
American Eagle Outfitters, Inc. (Retail)	2,112	39,114
AmerisourceBergen Corp. (Pharmaceuticals)	3,344	96,708
AMR Corp.* (Airlines)	3,872	35,274
AnnTaylor Stores Corp.* (Retail)	704	14,573
Apollo Group, Inc. - Class A* (Commercial Services)	1,408	86,296
Arbitron, Inc. (Commercial Services)	352	9,384
AutoNation, Inc.* (Retail)	880	15,910
AutoZone, Inc.* (Retail)	352	60,928
Avis Budget Group, Inc.* (Commercial Services)	1,232	14,168
Bally Technologies, Inc.* (Entertainment)	704	28,540
Barnes & Noble, Inc. (Retail)	528	11,415
Bed Bath & Beyond, Inc.* (Retail)	3,168	138,632
Best Buy Co., Inc. (Retail)	4,048	172,202
Big Lots, Inc.* (Retail)	1,056	38,459
BJ’s Wholesale Club, Inc.* (Retail)	704	26,041
Bob Evans Farms, Inc. (Retail)	352	10,880
Boyd Gaming Corp.* (Lodging)	704	6,956
Brinker International, Inc. (Retail)	1,232	23,753
Burger King Holdings, Inc. (Retail)	1,056	22,451
Cablevision Systems Corp. - Class A (Media)	2,992	72,227
Cardinal Health, Inc. (Pharmaceuticals)	4,224	152,191
Career Education Corp.* (Commercial Services)	704	22,275
Carmax, Inc.* (Retail)	2,288	57,475
Carnival Corp. - Class A (Leisure Time)	4,928	191,601
Casey’s General Stores, Inc. (Retail)	528	16,579
CBS Corp. - Class B (Media)	6,864	95,684
CEC Entertainment, Inc.* (Retail)	352	13,411
Cheesecake Factory, Inc.* (Retail)	704	19,050
Chemed Corp. (Commercial Services)	176	9,571
Chico’s FAS, Inc. (Retail)	2,112	30,455
Chipotle Mexican Grill, Inc. - Class A* (Retail)	352	39,660
Choice Hotels International, Inc. (Lodging)	352	12,253
Collective Brands, Inc.* (Retail)	704	16,009
Comcast Corp. - Class A (Media)	24,288	457,100
Comcast Corp. - Special Class A (Media)	9,152	164,461
Continental Airlines, Inc. - Class B* (Airlines)	1,584	34,800
Copart, Inc.* (Retail)	880	31,328
Corinthian Colleges, Inc.* (Commercial Services)	1,056	18,575
Costco Wholesale Corp. (Retail)	5,104	304,760
Cracker Barrel Old Country Store, Inc. (Retail)	352	16,326
CTC Media, Inc. (Media)	528	9,092
CVS Corp. (Retail)	16,544	604,849
Darden Restaurants, Inc. (Retail)	1,584	70,551
Delta Air Lines, Inc.* (Airlines)	9,152	133,528
DeVry, Inc. (Commercial Services)	704	45,901
Dick’s Sporting Goods, Inc.* (Retail)	1,056	27,572
Dillards, Inc. - Class A (Retail)	704	16,614
DIRECTV - Class A* (Media)	10,736	362,984
Discovery Communications, Inc. - Class A* (Media)	1,584	53,523
Discovery Communications, Inc. - Class C* (Media)	1,584	46,585
DISH Network Corp. - Class A (Media)	2,464	51,300
Dolby Laboratories, Inc. - Class A* (Electronics)	704	41,304
Dollar Tree, Inc.* (Retail)	1,056	62,536
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	880	34,663
Dress Barn, Inc.* (Retail)	704	18,417
Dun & Bradstreet Corp. (Software)	528	39,294
eBay, Inc.* (Internet)	12,848	346,254
Expedia, Inc. (Internet)	2,464	61,501
FactSet Research Systems, Inc. (Computers)	528	38,739
Family Dollar Stores, Inc. (Retail)	1,584	57,990
Foot Locker, Inc. (Retail)	1,760	26,470
GameStop Corp. - Class A* (Retail)	1,936	42,418
Gannett Co., Inc. (Media)	2,816	46,520
Gaylord Entertainment Co.* (Lodging)	352	10,310
Genesco, Inc.* (Retail)	352	10,916
Group 1 Automotive, Inc.* (Retail)	352	11,215
GUESS?, Inc. (Apparel)	704	33,074
H & R Block, Inc. (Commercial Services)	4,048	72,054
Hertz Global Holdings, Inc.* (Commercial Services)	2,112	21,099
Hillenbrand, Inc. (Commercial Services)	704	15,481
Home Depot, Inc. (Retail)	20,064	649,070
HSN, Inc.* (Retail)	528	15,544
Hyatt Hotels Corp. - Class A* (Lodging)	528	20,571
IHS, Inc. - Class A* (Computers)	528	28,232
Interactive Data Corp. (Commercial Services)	352	11,264
International Game Technology (Entertainment)	3,520	64,944
International Speedway Corp. (Entertainment)	352	9,071
Interpublic Group of Cos., Inc.* (Advertising)	5,632	46,858
Interval Leisure Group, Inc.* (Leisure Time)	528	7,688
ITT Educational Services, Inc.* (Commercial Services)	352	39,593
J. Crew Group, Inc.* (Retail)	528	24,235
J.C. Penney Co., Inc. (Retail)	2,464	79,267
Jack in the Box, Inc.* (Retail)	704	16,579
JetBlue Airways Corp.* (Airlines)	2,816	15,713
John Wiley & Sons, Inc. (Media)	528	22,852

See accompanying notes to the Schedules of Portfolio Investments.

Kohls Corp.* (Retail)	3,344	183,184
Kroger Co. (Food)	7,216	156,299
Lamar Advertising Co.* (Advertising)	704	24,182
Las Vegas Sands Corp.* (Lodging)	5,104	107,950
Liberty Global, Inc. - Class A* (Media)	1,408	41,057
Liberty Global, Inc. - Series C* (Media)	1,408	40,677
Liberty Media Holding Corp. - Capital Series A* (Media)	1,056	38,407
Liberty Media Holding Corp. - Interactive Series A* (Internet)	6,688	102,393
Liberty Media-Starz - Series A* (Media)	528	28,871
Life Time Fitness, Inc.* (Leisure Time)	528	14,837
Limited, Inc. (Retail)	3,168	77,996
Live Nation, Inc.* (Commercial Services)	1,760	25,520
Lowe’s Cos., Inc. (Retail)	17,248	418,091
Macy’s, Inc. (Retail)	4,928	107,283
Madison Square Garden, Inc. - Class A* (Entertainment)	704	15,298
Marriott International, Inc. - Class A (Lodging)	3,696	116,498
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	352	12,496
McDonald’s Corp. (Retail)	12,672	845,476
McGraw-Hill Cos., Inc. (Media)	3,696	131,762
McKesson Corp. (Commercial Services)	3,168	208,201
Meredith Corp. (Media)	352	12,112
MGM Grand, Inc.* (Commercial Services)	2,992	35,904
Morningstar, Inc.* (Commercial Services)	176	8,464
Netflix, Inc.* (Internet)	528	38,935
News Corp. - Class A (Media)	21,296	306,875
News Corp. - Class B (Media)	5,104	86,819
Nordstrom, Inc. (Retail)	1,936	79,086
O’Reilly Automotive, Inc.* (Retail)	1,584	66,069
Office Depot, Inc.* (Retail)	3,168	25,281
OfficeMax, Inc.* (Retail)	880	14,450
Omnicare, Inc. (Pharmaceuticals)	1,408	39,832
Omnicom Group, Inc. (Advertising)	3,696	143,442
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,232	17,470
P.F. Chang’s China Bistro, Inc.* (Retail)	176	7,767
Panera Bread Co. - Class A* (Retail)	352	26,924
Papa John’s International, Inc.* (Retail)	176	4,525
Penn National Gaming* (Entertainment)	704	19,571
PetSmart, Inc. (Retail)	1,408	45,000
Pinnacle Entertainment, Inc.* (Entertainment)	704	6,857
Polo Ralph Lauren Corp. (Apparel)	704	59,868
Priceline.com, Inc.* (Internet)	528	134,640
RadioShack Corp. (Retail)	1,408	31,863
Regal Entertainment Group - Class A (Entertainment)	880	15,462
Regis Corp. (Retail)	704	13,151
Rent-A-Center, Inc.* (Commercial Services)	704	16,650
Rite Aid Corp.* (Retail)	7,040	10,560
Rollins, Inc. (Commercial Services)	528	11,447
Ross Stores, Inc. (Retail)	1,408	75,286
Royal Caribbean Cruises, Ltd.* (Leisure Time)	1,584	52,256
Ruddick Corp. (Food)	528	16,706
Safeway, Inc. (Food)	4,752	118,135
Saks, Inc.* (Retail)	1,584	13,622
Sally Beauty Holdings, Inc.* (Retail)	1,056	9,420
Scholastic Corp. (Media)	352	9,856
Scientific Games Corp. - Class A* (Entertainment)	880	12,390
Scripps Networks Interactive - Class A (Entertainment)	1,056	46,834
Sears Holdings Corp.* (Retail)	528	57,251
Service Corp. International (Commercial Services)	2,992	27,467
Signet Jewelers, Ltd.* (Retail)	1,056	34,151
SkyWest, Inc. (Airlines)	704	10,053
Sonic Corp.* (Retail)	704	7,779
Sotheby’s (Commercial Services)	880	27,359
Southwest Airlines Co. (Airlines)	8,800	116,336
Staples, Inc. (Retail)	8,448	197,599
Starbucks Corp.* (Retail)	8,800	213,576
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,112	98,504
Strayer Education, Inc. (Commercial Services)	176	42,859
SuperValu, Inc. (Food)	2,464	41,099
Sysco Corp. (Food)	6,864	202,488
Target Corp. (Retail)	8,096	425,850
The Buckle, Inc. (Retail)	352	12,940
The Cato Corp. - Class A (Retail)	352	7,547
The Children’s Place Retail Stores, Inc.* (Retail)	176	7,841
The Gap, Inc. (Retail)	5,984	138,290
The Gymboree Corp.* (Apparel)	352	18,174
The Men’s Wearhouse, Inc. (Retail)	528	12,640
The New York Times Co. - Class A* (Media)	1,056	11,753
Tiffany & Co. (Retail)	1,408	66,866
Time Warner Cable, Inc. (Media)	4,224	225,181
Time Warner, Inc. (Media)	13,728	429,275
TJX Cos., Inc. (Retail)	4,928	209,539
Tractor Supply Co. (Retail)	352	20,434
UAL Corp.* (Airlines)	1,936	37,849
United Natural Foods, Inc.* (Food)	528	14,853
Urban Outfitters, Inc.* (Retail)	1,584	60,239
Vail Resorts, Inc.* (Entertainment)	352	14,112
ValueClick, Inc.* (Internet)	1,056	10,708
VCA Antech, Inc.* (Pharmaceuticals)	1,056	29,600
Viacom, Inc. - Class B* (Media)	6,512	223,883
Wal-Mart Stores, Inc. (Retail)	25,344	1,409,126
Walgreen Co. (Retail)	11,616	430,837
Walt Disney Co. (Media)	21,120	737,299
Washington Post Co. - Class B (Media)	176	78,176
WebMD Health Corp.* (Internet)	528	24,489
Weight Watchers International, Inc. (Commercial Services)	352	8,987
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	4,224	21,120

See accompanying notes to the Schedules of Portfolio Investments.

Whole Foods Market, Inc.* (Food)	1,584	57,262
Williams Sonoma, Inc. (Retail)	1,056	27,762
WMS Industries, Inc.* (Leisure Time)	704	29,526
Wyndham Worldwide Corp. (Lodging)	2,112	54,342
Wynn Resorts, Ltd. (Lodging)	880	66,730
YUM! Brands, Inc. (Retail)	5,456	209,128

TOTAL COMMON STOCKS
(Cost $14,922,262)		17,364,523

	Principal
	Amount

Repurchase Agreements (0.4%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $20,000 (Collateralized by $20,600 U.S. Treasury Notes, 3.00%, 9/30/16, market value $20,412)	$20,000	20,000
Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $10,000 (Collateralized by $11,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $10,996)	10,000	10,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $39,000 (Collateralized by $38,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $40,423)	39,000	39,000
UBS, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,031)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $70,000)		70,000

TOTAL INVESTMENT SECURITIES
(Cost $14,992,262)—100.6%		17,434,523
Net other assets (liabilities)—(0.6)%		(97,886)

NET ASSETS—100.0%		$17,336,637

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at March 31, 2010.

ProFund VP Consumer Services invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Advertising	$214,482	1.2%
Airlines	398,066	2.3%
Apparel	111,116	0.7%
Commercial Services	796,123	4.6%
Computers	66,971	0.4%
Electronics	41,304	0.2%
Entertainment	267,742	1.6%
Food	606,842	3.5%
Internet	1,268,355	7.3%
Leisure Time	295,908	1.7%
Lodging	511,584	3.0%
Media	3,784,331	21.8%
Miscellaneous Manufacturing	12,496	0.1%
Pharmaceuticals	318,331	1.8%
Retail	8,594,671	49.6%
Retail - Restaurants	21,120	0.1%
Software	55,081	0.3%
Other**	(27,886)	(0.2)%

Total	$17,336,637	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$17,364,523	$-	$-	$17,364,523
Repurchase Agreements	-	70,000	-	70,000

Total Investment Securities	$17,364,523	$70,000	$-	$17,434,523

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (100.0%)
ACE, Ltd. (Insurance)	5,690	$297,587
Affiliated Managers Group, Inc.* (Diversified Financial Services)	569	44,951
AFLAC, Inc. (Insurance)	7,966	432,474
Alexandria Real Estate Equities, Inc. (REIT)	569	38,464
Allied World Assurance Holdings, Ltd. (Insurance)	569	25,520
Allstate Corp. (Insurance)	9,104	294,150
AMB Property Corp. (REIT)	2,276	61,998
American Campus Communities, Inc. (REIT)	1,138	31,477
American Express Co. (Diversified Financial Services)	18,208	751,262
American Financial Group, Inc. (Insurance)	1,138	32,376
American International Group, Inc.* (Insurance)	2,276	77,703
AmeriCredit Corp.* (Diversified Financial Services)	1,138	27,039
Ameriprise Financial, Inc. (Diversified Financial Services)	4,552	206,479
Annaly Mortgage Management, Inc. (REIT)	9,673	166,182
AON Corp. (Insurance)	3,983	170,114
Apartment Investment and Management Co. - Class A (REIT)	2,276	41,901
Arch Capital Group, Ltd.* (Insurance)	1,138	86,773
Argo Group International Holdings, Ltd. (Insurance)	569	18,544
Arthur J. Gallagher & Co. (Insurance)	1,707	41,907
Aspen Insurance Holdings, Ltd. (Insurance)	1,138	32,820
Associated Banc-Corp (Banks)	2,845	39,261
Assurant, Inc. (Insurance)	2,276	78,249
Assured Guaranty, Ltd. (Insurance)	2,276	50,004
Astoria Financial Corp. (Savings & Loans)	1,707	24,752
Avalonbay Communities, Inc. (REIT)	1,138	98,266
Axis Capital Holdings, Ltd. (Insurance)	2,276	71,148
BancorpSouth, Inc. (Banks)	1,138	23,852
Bank of America Corp. (Banks)	171,269	3,057,152
Bank of Hawaii Corp. (Banks)	569	25,577
Bank of New York Mellon Corp. (Banks)	20,484	632,546
BB&T Corp. (Banks)	11,949	387,028
Berkshire Hathaway, Inc. - Class B* (Insurance)	13,087	1,063,580
BioMed Realty Trust, Inc. (REIT)	1,707	28,234
BlackRock, Inc. - Class A (Diversified Financial Services)	569	123,905
BOK Financial Corp. (Banks)	569	29,838
Boston Properties, Inc. (REIT)	2,276	171,701
Brandywine Realty Trust (REIT)	2,276	27,790
BRE Properties, Inc. - Class A (REIT)	1,138	40,684
Brookfield Properties Corp. (Real Estate)	4,552	69,919
Brown & Brown, Inc. (Insurance)	1,707	30,589
Camden Property Trust (REIT)	1,138	47,375
Capital One Financial Corp. (Diversified Financial Services)	7,966	329,872
CapitalSource, Inc. (Diversified Financial Services)	4,552	25,446
Capitol Federal Financial (Savings & Loans)	569	21,315
Cathay Bancorp, Inc. (Banks)	1,138	13,258
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	4,552	72,149
CBL & Associates Properties, Inc. (REIT)	2,276	31,181
Chimera Investment Corp. (REIT)	10,811	42,055
Chubb Corp. (Insurance)	5,690	295,026
Cincinnati Financial Corp. (Insurance)	2,845	82,221
CIT Group, Inc.* (Banks)	3,414	133,009
Citigroup, Inc.* (Diversified Financial Services)	354,487	1,435,672
City National Corp. (Banks)	569	30,709
CME Group, Inc. (Diversified Financial Services)	1,138	359,733
Colonial Properties Trust (REIT)	1,138	14,657
Comerica, Inc. (Banks)	2,845	108,224
Commerce Bancshares, Inc. (Banks)	1,138	46,817
Corporate Office Properties Trust (REIT)	1,138	45,668
Cullen/Frost Bankers, Inc. (Banks)	1,138	63,500
DCT Industrial Trust, Inc. (REIT)	3,414	17,855
Delphi Financial Group, Inc. - Class A (Insurance)	569	14,316
Developers Diversified Realty Corp. (REIT)	3,414	41,548
DiamondRock Hospitality Co. (REIT)	2,276	23,010
Digital Realty Trust, Inc. (REIT)	1,138	61,680
Discover Financial Services (Diversified Financial Services)	9,104	135,650
Douglas Emmett, Inc. (REIT)	2,276	34,982
Duke-Weeks Realty Corp. (REIT)	3,983	49,389
E* TRADE Financial Corp.* (Diversified Financial Services)	31,864	52,576
East West Bancorp, Inc. (Banks)	1,707	29,736
EastGroup Properties, Inc. (REIT)	569	21,474
Eaton Vance Corp. (Diversified Financial Services)	2,276	76,337
Endurance Specialty Holdings, Ltd. (Insurance)	1,138	42,277
Entertainment Properties Trust (REIT)	569	23,403
Equifax, Inc. (Commercial Services)	2,276	81,481
Equity Lifestyle Properties, Inc. (REIT)	569	30,658
Equity Residential Properties Trust (REIT)	4,552	178,211
Erie Indemnity Co. - Class A (Insurance)	569	24,541
Essex Property Trust, Inc. (REIT)	569	51,182
Everest Re Group, Ltd. (Insurance)	1,138	92,098
F.N.B. Corp. (Banks)	1,707	13,844
Federal Realty Investment Trust (REIT)	1,138	82,858
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,707	45,031
Fidelity National Title Group, Inc. - Class A (Insurance)	3,983	59,028
Fifth Third Bancorp (Banks)	13,656	185,585

See accompanying notes to the Schedules of Portfolio Investments.

First American Financial Corp. (Insurance)	2,276	77,020
First Financial Bankshares, Inc. (Banks)	569	29,332
First Horizon National Corp.* (Banks)	3,983	55,961
First Midwest Bancorp, Inc. (Banks)	1,138	15,420
First Niagara Financial Group, Inc. (Savings & Loans)	3,414	48,547
FirstMerit Corp. (Banks)	1,707	36,820
Forest City Enterprises, Inc. - Class A* (Real Estate)	2,276	32,797
Forestar Group, Inc.* (Real Estate)	569	10,743
Franklin Resources, Inc. (Diversified Financial Services)	2,845	315,510
Franklin Street Properties Corp. (REIT)	1,138	16,421
Fulton Financial Corp. (Banks)	2,845	28,991
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	8,535	156,532
Glacier Bancorp, Inc. (Banks)	1,138	17,332
GLG Partners, Inc.* (Diversified Financial Services)	2,845	8,734
Greenhill & Co., Inc. (Diversified Financial Services)	569	46,709
Hancock Holding Co. (Banks)	569	23,790
Hanover Insurance Group, Inc. (Insurance)	1,138	49,628
Hartford Financial Services Group, Inc. (Insurance)	6,828	194,052
Hatteras Financial Corp. (REIT)	569	14,663
HCC Insurance Holdings, Inc. (Insurance)	1,707	47,113
HCP, Inc. (REIT)	5,121	168,993
Health Care REIT, Inc. (REIT)	2,276	102,943
Healthcare Realty Trust, Inc. (REIT)	1,138	26,504
Highwoods Properties, Inc. (REIT)	1,138	36,109
Home Properties, Inc. (REIT)	569	26,629
Horace Mann Educators Corp. (Insurance)	569	8,569
Hospitality Properties Trust (REIT)	2,276	54,510
Host Marriott Corp. (REIT)	10,811	158,381
HRPT Properties Trust (REIT)	3,983	30,988
Hudson City Bancorp, Inc. (Savings & Loans)	8,535	120,856
Huntington Bancshares, Inc. (Banks)	12,518	67,222
IBERIABANK Corp. (Banks)	569	34,146
IntercontinentalExchange, Inc.* (Diversified Financial Services)	1,138	127,661
International Bancshares Corp. (Banks)	1,138	26,163
Invesco, Ltd. (Diversified Financial Services)	7,397	162,068
Investment Technology Group, Inc.* (Diversified Financial Services)	569	9,497
J.P. Morgan Chase & Co. (Diversified Financial Services)	68,280	3,055,530
Janus Capital Group, Inc. (Diversified Financial Services)	2,845	40,655
Jefferies Group, Inc. (Diversified Financial Services)	1,707	40,405
Jones Lang LaSalle, Inc. (Real Estate)	569	41,474
KBW, Inc.* (Diversified Financial Services)	569	15,306
KeyCorp (Banks)	15,363	119,063
Kilroy Realty Corp. (REIT)	569	17,548
Kimco Realty Corp. (REIT)	6,828	106,790
LaSalle Hotel Properties (REIT)	1,138	26,515
Legg Mason, Inc. (Diversified Financial Services)	2,845	81,566
Lexington Realty Trust (REIT)	1,707	11,113
Liberty Property Trust (REIT)	1,707	57,936
Lincoln National Corp. (Insurance)	5,121	157,215
Loews Corp. (Insurance)	6,259	233,336
M&T Bank Corp. (Banks)	1,138	90,334
Mack-Cali Realty Corp. (REIT)	1,138	40,115
Marsh & McLennan Cos., Inc. (Insurance)	9,104	222,320
Marshall & Ilsley Corp. (Banks)	9,104	73,287
MasterCard, Inc. - Class A (Software)	1,707	433,578
MB Financial, Inc. (Banks)	1,138	25,639
MBIA, Inc.* (Insurance)	2,845	17,838
Mercury General Corp. (Insurance)	569	24,877
MetLife, Inc. (Insurance)	10,242	443,888
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,707	13,775
MFA Financial, Inc. (REIT)	4,552	33,503
MGIC Investment Corp.* (Insurance)	2,276	24,968
Mid-America Apartment Communities, Inc. (REIT)	569	29,469
Montpelier Re Holdings, Ltd. (Insurance)	1,138	19,130
Moody’s Corp. (Commercial Services)	3,414	101,567
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	21,622	633,308
MSCI, Inc. - Class A* (Software)	1,707	61,623
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,845	60,086
National Penn Bancshares, Inc. (Banks)	2,276	15,704
National Retail Properties, Inc. (REIT)	1,138	25,981
Nationwide Health Properties, Inc. (REIT)	2,276	80,001
New York Community Bancorp (Savings & Loans)	7,397	122,346
NewAlliance Bancshares, Inc. (Savings & Loans)	1,707	21,542
Northern Trust Corp. (Banks)	3,983	220,101
NYSE Euronext (Diversified Financial Services)	4,552	134,785
Old National Bancorp (Banks)	1,707	20,399
Old Republic International Corp. (Insurance)	3,983	50,504
OMEGA Healthcare Investors, Inc. (REIT)	1,707	33,269
optionsXpress Holdings, Inc.* (Diversified Financial Services)	569	9,269
PacWest Bancorp (Banks)	569	12,985
PartnerRe, Ltd. (Insurance)	1,138	90,721
People’s United Financial, Inc. (Banks)	6,259	97,891
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	569	22,931
Platinum Underwriters Holdings, Ltd. (Insurance)	1,138	42,197
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,845	110,699

See accompanying notes to the Schedules of Portfolio Investments.

PNC Financial Services Group (Banks)	9,104	543,509
Popular, Inc.* (Banks)	10,811	31,460
Post Properties, Inc. (REIT)	569	12,529
Potlatch Corp. (Forest Products & Paper)	569	19,938
Principal Financial Group, Inc. (Insurance)	5,121	149,584
PrivateBancorp, Inc. (Banks)	1,138	15,591
ProAssurance Corp.* (Insurance)	569	33,309
Progressive Corp. (Insurance)	10,811	206,382
ProLogis (REIT)	7,966	105,151
Prosperity Bancshares, Inc. (Banks)	569	23,329
Protective Life Corp. (Insurance)	1,707	37,537
Provident Financial Services, Inc. (Savings & Loans)	1,138	13,542
Prudential Financial, Inc. (Insurance)	7,966	481,943
Public Storage, Inc. (REIT)	2,276	209,369
Raymond James Financial Corp. (Diversified Financial Services)	1,707	45,645
Rayonier, Inc. (Forest Products & Paper)	1,138	51,699
Realty Income Corp. (REIT)	1,707	52,388
Redwood Trust, Inc. (REIT)	1,138	17,548
Regency Centers Corp. (REIT)	1,707	63,961
Regions Financial Corp. (Banks)	20,484	160,799
Reinsurance Group of America, Inc. (Insurance)	1,138	59,768
RenaissanceRe Holdings (Insurance)	1,138	64,593
RLI Corp. (Insurance)	569	32,444
SEI Investments Co. (Software)	2,845	62,505
Selective Insurance Group, Inc. (Insurance)	1,138	18,891
Senior Housing Properties Trust (REIT)	2,276	50,413
Simon Property Group, Inc. (REIT)	5,121	429,652
SL Green Realty Corp. (REIT)	1,138	65,173
SLM Corp.* (Diversified Financial Services)	7,966	99,734
St. Joe Co.* (Real Estate)	1,707	55,221
StanCorp Financial Group, Inc. (Insurance)	569	27,101
State Street Corp. (Banks)	8,535	385,270
Sterling Bancshares, Inc. (Banks)	1,707	9,525
Stifel Financial Corp.* (Diversified Financial Services)	569	30,584
Sunstone Hotel Investors, Inc.* (REIT)	1,707	19,067
SunTrust Banks, Inc. (Banks)	8,535	228,653
Susquehanna Bancshares, Inc. (Banks)	2,276	22,328
SVB Financial Group* (Banks)	569	26,550
Synovus Financial Corp. (Banks)	7,397	24,336
T. Rowe Price Group, Inc. (Diversified Financial Services)	4,552	250,041
Tanger Factory Outlet Centers, Inc. (REIT)	569	24,558
Taubman Centers, Inc. (REIT)	1,138	45,429
TCF Financial Corp. (Banks)	2,276	36,279
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,983	75,916
TFS Financial Corp. (Savings & Loans)	1,707	22,788
The Charles Schwab Corp. (Diversified Financial Services)	16,501	308,404
The Goldman Sachs Group, Inc. (Diversified Financial Services)	7,397	1,262,150
The Macerich Co. (REIT)	1,707	65,395
The Travelers Cos., Inc. (Insurance)	9,104	491,070
Torchmark Corp. (Insurance)	1,707	91,342
Tower Group, Inc. (Insurance)	569	12,615
Transatlantic Holdings, Inc. (Insurance)	1,138	60,086
TrustCo Bank Corp. NY (Banks)	1,138	7,021
Trustmark Corp. (Banks)	1,138	27,801
U.S. Bancorp (Banks)	33,002	854,092
UDR, Inc. (REIT)	2,845	50,186
UMB Financial Corp. (Banks)	569	23,101
Umpqua Holdings Corp. (Banks)	1,707	22,635
United Bankshares, Inc. (Banks)	569	14,919
Unitrin, Inc. (Insurance)	569	15,960
UnumProvident Corp. (Insurance)	5,690	140,941
Validus Holdings, Ltd. (Insurance)	1,707	46,994
Valley National Bancorp (Banks)	2,845	43,728
Ventas, Inc. (REIT)	2,845	135,081
Visa, Inc. - Class A (Commercial Services)	7,966	725,145
Vornado Realty Trust (REIT)	2,845	215,367
W.R. Berkley Corp. (Insurance)	2,276	59,381
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,707	61,520
Washington Federal, Inc. (Savings & Loans)	1,707	34,686
Washington REIT (REIT)	1,138	34,766
Webster Financial Corp. (Banks)	1,138	19,904
Weingarten Realty Investors (REIT)	2,276	49,071
Wells Fargo & Co. (Banks)	84,212	2,620,677
Westamerica Bancorp (Banks)	569	32,803
Western Union Co. (Commercial Services)	11,949	202,655
Whitney Holding Corp. (Banks)	1,707	23,540
Willis Group Holdings PLC (Insurance)	2,845	89,020
Wilmington Trust Corp. (Banks)	1,707	28,285
Wintrust Financial Corp. (Banks)	569	21,172
XL Capital, Ltd. - Class A (Insurance)	5,690	107,541
Zenith National Insurance Corp. (Insurance)	569	21,804
Zions Bancorp (Banks)	2,276	49,662

TOTAL COMMON STOCKS
(Cost $23,057,259)		35,985,421

	Principal
	Amount

Repurchase Agreements (0.2%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $20,000 (Collateralized by $20,600 U.S. Treasury Notes, 3.00%, 9/30/16, market value $20,412)	$20,000	20,000

See accompanying notes to the Schedules of Portfolio Investments.

Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $9,000 (Collateralized by $10,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $9,996)	9,000	9,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $39,000 (Collateralized by $38,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $40,423)	39,000	39,000
UBS, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,031)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $69,000)		69,000

TOTAL INVESTMENT SECURITIES
(Cost $23,126,259)—100.2%		36,054,421
Net other assets (liabilities)—(0.2)%		(59,888)

NET ASSETS—100.0%		$35,994,533

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at March 31, 2010.
ProFund VP Financials invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Banks	$11,127,485	30.9%
Commercial Services	1,110,848	3.1%
Diversified Financial Services	10,682,274	29.7%
Forest Products & Paper	182,336	0.5%
Insurance	7,364,727	20.5%
REIT	4,247,368	11.8%
Real Estate	282,303	0.8%
Savings & Loans	430,374	1.2%
Software	557,706	1.5%
Other**	9,112	NM

Total	$35,994,533	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$35,985,421	$-	$-	$35,985,421
Repurchase Agreements	-	69,000	-	69,000

Total Investment Securities	$35,985,421	$69,000	$-	$36,054,421

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (99.2%)
Abbott Laboratories (Pharmaceuticals)	29,939	$1,577,186
Acorda Therapeutics, Inc.* (Biotechnology)	658	22,504
Aetna, Inc. (Healthcare - Services)	8,554	300,331
Alcon, Inc. (Healthcare - Products)	1,316	212,613
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,645	89,439
Alkermes, Inc.* (Pharmaceuticals)	1,974	25,603
Allergan, Inc. (Pharmaceuticals)	5,922	386,825
Amedisys, Inc.* (Healthcare - Services)	658	36,335
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,316	24,451
AMERIGROUP Corp.* (Healthcare - Services)	987	32,808
Amgen, Inc.* (Biotechnology)	19,740	1,179,662
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,632	59,194
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	987	30,755
Bard (C.R.), Inc. (Healthcare - Products)	1,974	170,988
Baxter International, Inc. (Healthcare - Products)	11,844	689,321
Beckman Coulter, Inc. (Healthcare - Products)	1,316	82,645
Becton, Dickinson & Co. (Healthcare - Products)	4,277	336,728
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	329	34,058
Biogen Idec, Inc.* (Biotechnology)	5,264	301,943
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,974	46,132
Boston Scientific Corp.* (Healthcare - Products)	29,281	211,409
Bristol-Myers Squibb Co. (Pharmaceuticals)	32,900	878,430
Brookdale Senior Living, Inc.* (Healthcare - Services)	987	20,559
CareFusion Corp.* (Healthcare - Products)	3,619	95,650
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	658	27,228
Celera Corp.* (Biotechnology)	1,645	11,679
Celgene Corp.* (Biotechnology)	8,883	550,391
Centene Corp.* (Healthcare - Services)	987	23,727
Cephalon, Inc.* (Pharmaceuticals)	1,316	89,198
Cepheid, Inc.* (Healthcare - Products)	987	17,253
Charles River Laboratories International, Inc.* (Biotechnology)	1,316	51,732
CIGNA Corp. (Insurance)	5,264	192,557
Community Health Systems, Inc.* (Healthcare - Services)	1,645	60,750
Cooper Cos., Inc. (Healthcare - Products)	987	38,375
Covance, Inc.* (Healthcare - Services)	1,316	80,789
Coventry Health Care, Inc.* (Healthcare - Services)	2,961	73,196
Covidien PLC (Healthcare - Products)	9,870	496,264
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	987	22,247
DaVita, Inc.* (Healthcare - Services)	1,974	125,152
Dendreon Corp.* (Biotechnology)	2,632	95,989
DENTSPLY International, Inc. (Healthcare - Products)	2,961	103,191
Edwards Lifesciences Corp.* (Healthcare - Products)	987	97,595
Eli Lilly & Co. (Pharmaceuticals)	19,082	691,150
Emergency Medical Services Corp. - Class A* (Commercial Services)	658	37,210
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,974	46,764
Express Scripts, Inc.* (Pharmaceuticals)	4,935	502,186
Forest Laboratories, Inc.* (Pharmaceuticals)	5,922	185,714
Gen-Probe, Inc.* (Healthcare - Products)	987	49,350
Genzyme Corp.* (Biotechnology)	5,264	272,833
Gilead Sciences, Inc.* (Pharmaceuticals)	17,766	807,998
Haemonetics Corp.* (Healthcare - Products)	329	18,802
Health Management Associates, Inc. - Class A* (Healthcare - Services)	4,606	39,612
Health Net, Inc.* (Healthcare - Services)	1,974	49,093
HEALTHSOUTH Corp.* (Healthcare - Services)	1,645	30,761
Healthways, Inc.* (Healthcare - Services)	658	10,574
Henry Schein, Inc.* (Healthcare - Products)	1,645	96,890
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,316	35,808
HMS Holdings Corp.* (Commercial Services)	658	33,551
Hologic, Inc.* (Healthcare - Products)	4,935	91,495
Hospira, Inc.* (Pharmaceuticals)	3,290	186,378
Human Genome Sciences, Inc.* (Biotechnology)	3,619	109,294
Humana, Inc.* (Healthcare - Services)	3,290	153,873
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,316	75,736
Illumina, Inc.* (Biotechnology)	2,303	89,587
Immucor, Inc.* (Healthcare - Products)	1,316	29,465
Incyte, Corp.* (Biotechnology)	2,303	32,150
Intuitive Surgical, Inc.* (Healthcare - Products)	658	229,070
Invacare Corp. (Healthcare - Products)	658	17,463
Inverness Medical Innovations, Inc.* (Healthcare - Products)	1,645	64,204
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,645	17,963
Johnson & Johnson (Healthcare - Products)	53,627	3,496,480
Kinetic Concepts, Inc.* (Healthcare - Products)	1,316	62,918
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,606	54,167

See accompanying notes to the Schedules of Portfolio Investments.

Laboratory Corp. of America Holdings* (Healthcare - Services)	1,974	149,452
Life Technologies Corp.* (Biotechnology)	3,619	189,165
LifePoint Hospitals, Inc.* (Healthcare - Services)	987	36,302
Lincare Holdings, Inc.* (Healthcare - Services)	1,316	59,062
Magellan Health Services, Inc.* (Healthcare - Services)	658	28,610
Masimo Corp. (Healthcare - Products)	987	26,205
Medco Health Solutions, Inc.* (Pharmaceuticals)	9,212	594,727
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,316	33,111
Mednax, Inc.* (Healthcare - Services)	987	57,433
Medtronic, Inc. (Healthcare - Products)	21,385	962,967
Merck & Co., Inc. (Pharmaceuticals)	60,536	2,261,020
Millipore Corp.* (Biotechnology)	987	104,227
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,922	134,489
Myriad Genetics, Inc.* (Biotechnology)	1,974	47,475
Nektar Therapeutics* (Biotechnology)	1,645	25,020
NuVasive, Inc.* (Healthcare - Products)	658	29,742
Odyssey Healthcare, Inc.* (Healthcare - Services)	658	11,916
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,316	39,848
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	987	58,776
Owens & Minor, Inc. (Distribution/Wholesale)	658	30,525
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	658	16,318
PAREXEL International Corp.* (Commercial Services)	987	23,007
Patterson Cos., Inc. (Healthcare - Products)	1,974	61,293
PDL BioPharma, Inc. (Biotechnology)	2,303	14,302
Perrigo Co. (Pharmaceuticals)	1,645	96,594
Pfizer, Inc. (Pharmaceuticals)	155,946	2,674,474
Pharmaceutical Product Development, Inc. (Commercial Services)	1,974	46,882
PharMerica Corp.* (Pharmaceuticals)	658	11,989
PSS World Medical, Inc.* (Healthcare - Products)	987	23,204
Psychiatric Solutions, Inc.* (Healthcare - Services)	987	29,413
Quest Diagnostics, Inc. (Healthcare - Services)	2,961	172,597
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,316	34,861
ResMed, Inc.* (Healthcare - Products)	1,316	83,763
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	987	36,766
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,316	19,016
St. Jude Medical, Inc.* (Healthcare - Products)	6,580	270,109
STERIS Corp. (Healthcare - Products)	987	33,222
Stryker Corp. (Healthcare - Products)	5,922	338,857
Techne Corp. (Healthcare - Products)	658	41,908
Teleflex, Inc. (Miscellaneous Manufacturing)	658	42,158
Tenet Healthcare Corp.* (Healthcare - Services)	9,212	52,693
Theravance, Inc.* (Pharmaceuticals)	987	13,147
Thermo Fisher Scientific, Inc.* (Electronics)	7,896	406,170
Thoratec Corp.* (Healthcare - Products)	987	33,015
United Therapeutics Corp.* (Pharmaceuticals)	987	54,611
UnitedHealth Group, Inc. (Healthcare - Services)	22,372	730,893
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,645	57,723
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,316	56,470
Varian Medical Systems, Inc.* (Healthcare - Products)	2,303	127,425
Varian, Inc.* (Electronics)	658	34,071
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,619	147,908
Warner Chilcott PLC - Class A* (Pharmaceuticals)	1,974	50,436
Waters Corp.* (Electronics)	1,974	133,324
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,974	82,454
WellCare Health Plans, Inc.* (Healthcare - Services)	658	19,595
WellPoint, Inc.* (Healthcare - Services)	8,883	571,888
West Pharmaceutical Services, Inc. (Healthcare - Products)	658	27,603
Zimmer Holdings, Inc.* (Healthcare - Products)	4,277	253,198

TOTAL COMMON STOCKS
(Cost $19,440,734)		28,424,850

	Principal
	Amount

Repurchase Agreements (0.1%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $9,000 (Collateralized by $9,300 U.S. Treasury Notes, 3.00%, 9/30/16, market value $9,215)	$9,000	9,000
Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $4,000 (Collateralized by $4,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $4,122)	4,000	4,000

See accompanying notes to the Schedules of Portfolio Investments.

HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $19,000 (Collateralized by $19,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $20,211)	19,000	19,000

TOTAL REPURCHASE AGREEMENTS
(Cost $32,000)		32,000

TOTAL INVESTMENT SECURITIES
(Cost $19,472,734)—99.3%		28,456,850
Net other assets (liabilities)—0.7%		189,911

NET ASSETS—100.0%		$28,646,761

*	Non-income producing security

ProFund VP Health Care invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Biotechnology	$3,423,235	11.9%
Commercial Services	140,650	0.5%
Distribution/Wholesale	30,525	0.1%
Electronics	573,565	2.0%
Healthcare - Products	9,187,430	32.1%
Healthcare - Services	3,015,137	10.5%
Insurance	192,557	0.7%
Miscellaneous Manufacturing	42,158	0.1%
Pharmaceuticals	11,819,593	41.3%
Other**	221,911	0.8%

Total	$28,646,761	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$28,424,850	$-	$-	$28,424,850
Repurchase Agreements	-	32,000	-	32,000

Total Investment Securities	$28,424,850	$32,000	$-	$28,456,850

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (99.5%)
3M Co. (Miscellaneous Manufacturing)	12,420	$1,037,939
AAR Corp.* (Aerospace/Defense)	690	17,126
ABM Industries, Inc. (Commercial Services)	690	14,628
Accenture PLC - Class A (Computers)	12,075	506,546
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,380	26,979
Acuity Brands, Inc. (Miscellaneous Manufacturing)	690	29,125
Aecom Technology Corp.* (Engineering & Construction)	2,070	58,726
AGCO Corp.* (Machinery - Diversified)	1,725	61,876
Agilent Technologies, Inc.* (Electronics)	6,555	225,426
Alexander & Baldwin, Inc. (Transportation)	690	22,805
Alliance Data Systems Corp.* (Commercial Services)	1,035	66,230
Alliant Techsystems, Inc.* (Aerospace/Defense)	690	56,097
American Superconductor Corp.* (Electrical Components & Equipment)	690	19,941
Ametek, Inc. (Electrical Components & Equipment)	2,070	85,822
Amphenol Corp. - Class A (Electronics)	3,450	145,555
Anixter International, Inc.* (Telecommunications)	690	32,327
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,035	40,727
Arkansas Best Corp. (Transportation)	345	10,309
Arrow Electronics, Inc.* (Electronics)	2,415	72,764
Astec Industries, Inc.* (Machinery - Construction & Mining)	345	9,991
Automatic Data Processing, Inc. (Software)	9,660	429,580
Avnet, Inc.* (Electronics)	2,760	82,800
AVX Corp. (Electronics)	1,035	14,697
Baldor Electric Co. (Hand/Machine Tools)	690	25,806
Ball Corp. (Packaging & Containers)	1,725	92,081
BE Aerospace, Inc.* (Aerospace/Defense)	1,725	52,526
Belden, Inc. (Electrical Components & Equipment)	1,035	28,421
Bemis Co., Inc. (Packaging & Containers)	2,070	59,450
Benchmark Electronics, Inc.* (Electronics)	1,380	28,621
Black Box Corp. (Telecommunications)	345	10,612
Boeing Co. (Aerospace/Defense)	13,110	951,917
Brady Corp. - Class A (Electronics)	1,035	32,209
Brink’s Home Security Holdings, Inc.* (Commercial Services)	1,035	44,039
Broadridge Financial Solutions, Inc. (Software)	2,415	51,633
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	1,380	91,066
C.H. Robinson Worldwide, Inc. (Transportation)	3,105	173,414
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,035	39,434
Caterpillar, Inc. (Machinery - Construction & Mining)	12,075	758,914
Ceradyne, Inc.* (Miscellaneous Manufacturing)	345	7,828
Checkpoint Systems, Inc.* (Electronics)	690	15,263
Cintas Corp. (Textiles)	2,415	67,837
Clarcor, Inc. (Miscellaneous Manufacturing)	1,035	35,697
Clean Harbors, Inc.* (Environmental Control)	345	19,168
Cognex Corp. (Machinery - Diversified)	690	12,758
Commscope, Inc.* (Telecommunications)	1,725	48,335
Con-way, Inc. (Transportation)	1,035	36,349
Convergys Corp.* (Commercial Services)	2,070	25,378
Cooper Industries PLC (Miscellaneous Manufacturing)	3,105	148,854
Corrections Corp. of America* (Commercial Services)	2,070	41,110
Crane Co. (Miscellaneous Manufacturing)	1,035	36,743
Crown Holdings, Inc.* (Packaging & Containers)	3,105	83,711
CSX Corp. (Transportation)	7,590	386,331
Cummins, Inc. (Machinery - Diversified)	3,450	213,727
Curtiss-Wright Corp. (Aerospace/Defense)	1,035	36,018
CyberSource Corp.* (Internet)	1,380	24,343
Danaher Corp. (Miscellaneous Manufacturing)	4,830	385,965
Deere & Co. (Machinery - Diversified)	7,935	471,815
Deluxe Corp. (Commercial Services)	1,035	20,100
Dionex Corp.* (Electronics)	345	25,799
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,380	62,266
Dover Corp. (Miscellaneous Manufacturing)	3,450	161,287
Eagle Materials, Inc. - Class A (Building Materials)	690	18,313
Eaton Corp. (Miscellaneous Manufacturing)	3,105	235,266
EMCOR Group, Inc.* (Engineering & Construction)	1,380	33,989
Emerson Electric Co. (Electrical Components & Equipment)	14,490	729,427
EnerSys* (Electrical Components & Equipment)	690	17,015
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	345	10,974
Esterline Technologies Corp.* (Aerospace/Defense)	690	34,107
Euronet Worldwide, Inc.* (Commercial Services)	1,035	19,075
Expeditors International of Washington, Inc. (Transportation)	4,140	152,849

See accompanying notes to the Schedules of Portfolio Investments.

Fastenal Co. (Distribution/Wholesale)	2,760	132,452
FedEx Corp. (Transportation)	5,520	515,568
Fidelity National Information Services, Inc. (Software)	6,210	145,562
Fiserv, Inc.* (Software)	3,105	157,610
Flextronics International, Ltd.* (Electronics)	15,525	121,716
FLIR Systems, Inc.* (Electronics)	2,760	77,832
Flowserve Corp. (Machinery - Diversified)	1,035	114,129
Fluor Corp. (Engineering & Construction)	3,450	160,459
Fortune Brands, Inc. (Household Products/Wares)	2,760	133,888
Forward Air Corp. (Transportation)	690	18,147
Foster Wheeler AG* (Engineering & Construction)	2,415	65,543
FTI Consulting, Inc.* (Commercial Services)	1,035	40,696
G & K Services, Inc. (Textiles)	345	8,929
Gardner Denver, Inc. (Machinery - Diversified)	1,035	45,581
GATX Corp. (Trucking & Leasing)	690	19,769
Genco Shipping & Trading, Ltd.* (Transportation)	690	14,566
General Cable Corp.* (Electrical Components & Equipment)	1,035	27,945
General Dynamics Corp. (Aerospace/Defense)	6,210	479,412
General Electric Co. (Miscellaneous Manufacturing)	204,585	3,723,447
Genesee & Wyoming, Inc. - Class A* (Transportation)	690	23,543
Global Payments, Inc. (Software)	1,725	78,574
Goodrich Corp. (Aerospace/Defense)	2,415	170,306
Graco, Inc. (Machinery - Diversified)	1,035	33,120
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,415	33,013
Granite Construction, Inc. (Engineering & Construction)	690	20,852
Greif, Inc. - Class A (Packaging & Containers)	345	18,947
Harsco Corp. (Miscellaneous Manufacturing)	1,380	44,077
Heartland Express, Inc. (Transportation)	1,035	17,078
Hewitt Associates, Inc.* (Commercial Services)	1,725	68,621
Hexcel Corp.* (Aerospace/Defense Equipment)	1,725	24,909
Honeywell International, Inc. (Miscellaneous Manufacturing)	13,455	609,108
Hub Group, Inc. - Class A* (Transportation)	690	19,306
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,035	52,195
IDEX Corp. (Machinery - Diversified)	1,380	45,678
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	8,280	392,141
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	6,210	216,543
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	690	18,361
Iron Mountain, Inc. (Commercial Services)	3,450	94,530
Itron, Inc.* (Electronics)	690	50,073
ITT Industries, Inc. (Miscellaneous Manufacturing)	3,450	184,954
J.B. Hunt Transport Services, Inc. (Transportation)	1,725	61,893
Jabil Circuit, Inc. (Electronics)	3,795	61,441
Jack Henry & Associates, Inc. (Computers)	1,725	41,504
Jacobs Engineering Group, Inc.* (Engineering & Construction)	2,415	109,134
Joy Global, Inc. (Machinery - Construction & Mining)	2,070	117,162
Kaman Corp. (Aerospace/Defense)	345	8,628
Kansas City Southern Industries, Inc.* (Transportation)	1,725	62,393
Kaydon Corp. (Metal Fabricate/Hardware)	690	25,944
KBR, Inc. (Engineering & Construction)	3,105	68,807
Kennametal, Inc. (Hand/Machine Tools)	1,380	38,806
Kirby Corp.* (Transportation)	1,035	39,485
Knight Transportation, Inc. (Transportation)	1,035	21,828
L-3 Communications Holdings, Inc. (Aerospace/Defense)	2,070	189,674
Landstar System, Inc. (Transportation)	1,035	43,449
Lender Processing Services, Inc. (Diversified Financial Services)	1,725	65,119
Lennox International, Inc. (Building Materials)	1,035	45,871
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	690	37,488
Littelfuse, Inc.* (Electrical Components & Equipment)	345	13,113
Lockheed Martin Corp. (Aerospace/Defense)	5,865	488,085
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,415	21,856
Manitowoc Co. (Machinery - Diversified)	2,415	31,395
Manpower, Inc. (Commercial Services)	1,380	78,826
ManTech International Corp. - Class A* (Software)	345	16,846
Martin Marietta Materials (Building Materials)	690	57,650
Masco Corp. (Building Materials)	6,900	107,088
McDermott International, Inc.* (Engineering & Construction)	4,485	120,736
MDU Resources Group, Inc. (Electric)	3,450	74,451
MeadWestvaco Corp. (Forest Products & Paper)	2,760	70,518
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	690	75,348
Mine Safety Appliances Co. (Environmental Control)	690	19,292

See accompanying notes to the Schedules of Portfolio Investments.

Molex, Inc. (Electrical Components & Equipment)	1,380	28,787
Molex, Inc. - Class A (Electrical Components & Equipment)	1,380	24,357
Monster Worldwide, Inc.* (Internet)	2,415	40,113
Moog, Inc. - Class A* (Aerospace/Defense)	690	24,440
MSC Industrial Direct Co. - Class A (Retail)	690	34,955
Mueller Industries, Inc. (Metal Fabricate/Hardware)	690	18,485
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,105	14,842
Nalco Holding Co. (Environmental Control)	2,760	67,151
National Instruments Corp. (Computers)	1,035	34,517
Navigant Consulting Co.* (Commercial Services)	1,035	12,555
Navistar International Corp.* (Auto Manufacturers)	1,035	46,296
NeuStar, Inc.* (Telecommunications)	1,380	34,776
Nordson Corp. (Machinery - Diversified)	690	46,865
Norfolk Southern Corp. (Transportation)	6,900	385,641
Northrop Grumman Corp. (Aerospace/Defense)	5,520	361,946
Old Dominion Freight Line, Inc.* (Transportation)	690	23,039
Orbital Sciences Corp.* (Aerospace/Defense)	1,035	19,675
Oshkosh Truck Corp.* (Auto Manufacturers)	1,725	69,587
Overseas Shipholding Group, Inc. (Transportation)	345	13,534
Owens Corning, Inc.* (Building Materials)	2,070	52,661
Owens-Illinois, Inc.* (Packaging & Containers)	3,105	110,352
PACCAR, Inc. (Auto Manufacturers)	6,555	284,094
Packaging Corp. of America (Packaging & Containers)	2,070	50,943
Pactiv Corp.* (Packaging & Containers)	2,415	60,810
Pall Corp. (Miscellaneous Manufacturing)	2,070	83,814
Parker Hannifin Corp. (Miscellaneous Manufacturing)	3,105	201,018
Paychex, Inc. (Commercial Services)	6,210	190,647
Pentair, Inc. (Miscellaneous Manufacturing)	1,725	61,445
PerkinElmer, Inc. (Electronics)	2,070	49,473
PHH Corp.* (Commercial Services)	1,035	24,395
Plexus Corp.* (Electronics)	690	24,861
Precision Castparts Corp. (Metal Fabricate/Hardware)	2,760	349,720
Quanex Building Products Corp. (Building Materials)	690	11,406
Quanta Services, Inc.* (Commercial Services)	4,140	79,322
R.R. Donnelley & Sons Co. (Commercial Services)	3,795	81,023
Raytheon Co. (Aerospace/Defense)	7,245	413,834
Regal-Beloit Corp. (Hand/Machine Tools)	690	40,993
Republic Services, Inc. (Environmental Control)	5,865	170,202
Resources Connection, Inc.* (Commercial Services)	1,035	19,841
Robert Half International, Inc. (Commercial Services)	2,760	83,987
Rock-Tenn Co. - Class A (Forest Products & Paper)	690	31,443
Rockwell Automation, Inc. (Machinery - Diversified)	2,760	155,554
Rockwell Collins, Inc. (Aerospace/Defense)	3,105	194,342
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,725	99,774
Ryder System, Inc. (Transportation)	1,035	40,117
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	345	18,123
Sealed Air Corp. (Packaging & Containers)	3,105	65,453
Shaw Group, Inc.* (Engineering & Construction)	1,725	59,375
Sherwin-Williams Co. (Chemicals)	1,725	116,748
Silgan Holdings, Inc. (Packaging & Containers)	345	20,779
Simpson Manufacturing Co., Inc. (Building Materials)	690	19,154
Smith Corp. (Miscellaneous Manufacturing)	345	18,137
Sonoco Products Co. (Packaging & Containers)	2,070	63,735
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	2,070	48,397
SPX Corp. (Miscellaneous Manufacturing)	1,035	68,641
Stericycle, Inc.* (Environmental Control)	1,725	94,012
Teekay Shipping Corp. (Transportation)	690	15,691
Teledyne Technologies, Inc.* (Aerospace/Defense)	690	28,476
TeleTech Holdings, Inc.* (Commercial Services)	690	11,785
Temple-Inland, Inc. (Forest Products & Paper)	2,070	42,290
Terex Corp.* (Machinery - Construction & Mining)	2,070	47,010
Tetra Tech, Inc.* (Environmental Control)	1,035	23,846
Texas Industries, Inc. (Building Materials)	345	11,789
Textron, Inc. (Miscellaneous Manufacturing)	5,175	109,865
The Brink’s Co. (Miscellaneous Manufacturing)	1,035	29,218
The Corporate Executive Board Co. (Commercial Services)	690	18,347
Thomas & Betts Corp.* (Electronics)	1,035	40,613
Timken Co. (Metal Fabricate/Hardware)	1,380	41,414
Toro Co. (Housewares)	690	33,927
Total System Services, Inc. (Software)	3,795	59,430

See accompanying notes to the Schedules of Portfolio Investments.

Towers Watson & Co. - Class A (Commercial Services)	690	32,775
TransDigm Group, Inc. (Aerospace/Defense Equipment)	690	36,598
Trimble Navigation, Ltd.* (Electronics)	2,415	69,359
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,380	27,545
TrueBlue, Inc.* (Commercial Services)	690	10,695
Tyco Electronics, Ltd. (Electronics)	8,625	237,015
Tyco International, Ltd. (Miscellaneous Manufacturing)	8,970	343,102
Union Pacific Corp. (Transportation)	9,660	708,078
United Parcel Service, Inc. - Class B (Transportation)	13,800	888,858
United Rentals, Inc.* (Commercial Services)	1,035	9,708
United Stationers, Inc.* (Distribution/Wholesale)	345	20,303
United Technologies Corp. (Aerospace/Defense)	16,560	1,218,982
URS Corp.* (Engineering & Construction)	1,725	85,577
USG Corp.* (Building Materials)	1,380	23,681
UTI Worldwide, Inc. (Transportation)	2,070	31,712
Valmont Industries, Inc. (Metal Fabricate/Hardware)	345	28,576
Valspar Corp. (Chemicals)	1,725	50,853
Veeco Instruments, Inc.* (Semiconductors)	690	30,015
Verisk Analytics, Inc. - Class A* (Commercial Services)	1,725	48,645
Vishay Intertechnology, Inc.* (Electronics)	3,450	35,294
VistaPrint N.V.* (Commercial Services)	690	39,503
Vulcan Materials Co. (Building Materials)	2,070	97,787
W.W. Grainger, Inc. (Distribution/Wholesale)	1,035	111,904
Wabtec Corp. (Machinery - Diversified)	1,035	43,594
Waste Connections, Inc.* (Environmental Control)	1,380	46,865
Waste Management, Inc. (Environmental Control)	8,625	296,959
Watsco, Inc. (Distribution/Wholesale)	690	39,247
Werner Enterprises, Inc. (Transportation)	1,035	23,981
WESCO International, Inc.* (Distribution/Wholesale)	690	23,950
Weyerhaeuser Co. (Forest Products & Paper)	4,140	187,418
Woodward Governor Co. (Electronics)	1,035	33,099
World Fuel Services Corp. (Retail)	1,035	27,572
Wright Express Corp.* (Commercial Services)	690	20,783
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,035	30,636

TOTAL COMMON STOCKS
(Cost $24,890,192)		29,893,422

	Principal
	Amount

Repurchase Agreements (0.3%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $24,000 (Collateralized by $24,800 U.S. Treasury Notes, 3.00%, 9/30/16, market value $24,573)	$24,000	24,000
Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $12,000 (Collateralized by $13,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $12,995)	12,000	12,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $47,000 (Collateralized by $46,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $48,933)	47,000	47,000
UBS, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,031)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $84,000)		84,000

TOTAL INVESTMENT SECURITIES
(Cost $24,974,192)—99.8%		29,977,422
Net other assets (liabilities)—0.2%		47,389

NET ASSETS—100.0%		$30,024,811

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at March 31, 2010.

ProFund VP Industrials invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$4,793,988	16.0%
Aerospace/Defense Equipment	61,507	0.2%
Auto Manufacturers	399,977	1.3%
Building Materials	445,400	1.5%
Chemicals	167,601	0.6%
Commercial Services	1,197,244	4.0%
Computers	582,567	1.9%
Distribution/Wholesale	327,856	1.1%
Diversified Financial Services	65,119	0.2%
Electric	74,451	0.2%
Electrical Components & Equipment	1,135,384	3.8%
Electronics	1,443,910	4.8%
Engineering & Construction	801,559	2.7%
Environmental Control	737,495	2.5%
Forest Products & Paper	353,525	1.2%
Hand/Machine Tools	143,093	0.5%
Household Products/Wares	133,888	0.4%
Housewares	33,927	0.1%
Internet	64,456	0.2%
Iron/Steel	18,123	0.1%
Machinery - Construction & Mining	1,024,143	3.4%
Machinery - Diversified	1,306,728	4.3%
Metal Fabricate/Hardware	478,981	1.6%
Miscellaneous Manufacturing	8,471,913	28.2%
Packaging & Containers	626,261	2.1%
Retail	62,527	0.2%
Semiconductors	30,015	0.1%
Software	939,235	3.1%
Telecommunications	126,050	0.4%
Textiles	76,766	0.2%
Transportation	3,749,964	12.5%
Trucking & Leasing	19,769	0.1%
Other**	131,389	0.5%

Total	$30,024,811	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$29,893,422	$-	$-	$29,893,422
Repurchase Agreements	-	84,000	-	84,000

Total Investment Securities	$29,893,422	$84,000	$-	$29,977,422

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (100.4%)
Akamai Technologies, Inc.* (Internet)	8,740	$274,523
Allscripts Healthcare Solutions, Inc.* (Software)	7,505	146,798
Amazon.com, Inc.* (Internet)	4,750	644,717
Ariba, Inc.* (Internet)	11,115	142,828
Art Technology Group, Inc.* (Internet)	26,980	118,982
Blue Nile, Inc.* (Internet)	2,280	125,446
Check Point Software Technologies, Ltd.* (Internet)	8,170	286,440
Concur Technologies, Inc.* (Software)	4,085	167,526
Constant Contact, Inc.* (Internet)	5,225	121,324
CyberSource Corp.* (Internet)	8,265	145,795
DealerTrack Holdings, Inc.* (Internet)	6,555	111,959
Digital River, Inc.* (Internet)	4,940	149,682
E* TRADE Financial Corp.* (Diversified Financial Services)	131,765	217,412
EarthLink, Inc. (Internet)	15,390	131,431
eBay, Inc.* (Internet)	20,615	555,574
Expedia, Inc. (Internet)	11,495	286,915
Google, Inc. - Class A* (Internet)	1,520	861,855
IAC/InterActiveCorp* (Internet)	8,170	185,786
Internap Network Services Corp.* (Internet)	13,965	78,204
j2 Global Communications, Inc.* (Internet)	5,985	140,049
Juniper Networks, Inc.* (Telecommunications)	13,870	425,532
Monster Worldwide, Inc.* (Internet)	11,590	192,510
Netflix, Inc.* (Internet)	3,230	238,180
NETGEAR, Inc.* (Telecommunications)	4,940	128,934
Priceline.com, Inc.* (Internet)	1,520	387,600
Quest Software, Inc.* (Software)	8,075	143,654
RealNetworks, Inc.* (Internet)	19,095	92,229
Salesforce.com, Inc.* (Software)	4,275	318,274
Sapient Corp. (Internet)	13,870	126,772
SONICWALL, Inc.* (Internet)	11,400	99,066
Sonus Networks, Inc.* (Telecommunications)	42,180	110,090
TD Ameritrade Holding Corp.* (Diversified Financial Services)	13,395	255,309
Tibco Software, Inc.* (Internet)	16,530	178,359
United Online, Inc. (Internet)	15,390	115,117
ValueClick, Inc.* (Internet)	12,920	131,009
VeriSign, Inc.* (Internet)	10,165	264,392
Vocus, Inc.* (Internet)	5,130	87,466
WebMD Health Corp.* (Internet)	4,180	193,868
Websense, Inc.* (Internet)	5,700	129,789
Yahoo!, Inc.* (Internet)	28,690	474,246

TOTAL COMMON STOCKS
(Cost $5,227,821)		8,985,642

	Principal
	Amount

Repurchase Agreements (0.1%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $1,000 (Collateralized by $1,100 U.S. Treasury Notes, 3.00%, 9/30/16, market value $1,090)	$1,000	1,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $3,000 (Collateralized by $3,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $3,191)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,000)		4,000

TOTAL INVESTMENT SECURITIES
(Cost $5,231,821)—100.5%		8,989,642
Net other assets (liabilities)—(0.5)%		(41,715)

NET ASSETS—100.0%		$8,947,927

*	Non-income producing security

ProFund VP Internet invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Diversified Financial Services	$472,721	5.3%
Internet	7,072,113	79.0%
Software	776,252	8.7%
Telecommunications	664,556	7.4%
Other**	(37,715)	(0.4)%

Total	$8,947,927	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$8,985,642	$-	$-	$8,985,642
Repurchase Agreements	-	4,000	-	4,000

Total Investment Securities	$8,985,642	$4,000	$-	$$8,989,642

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (99.2%)
Anadarko Petroleum Corp. (Oil & Gas)	28,380	$2,066,916
Apache Corp. (Oil & Gas)	19,350	1,964,025
Arena Resources, Inc.* (Oil & Gas)	2,150	71,810
Atlas Energy, Inc.* (Oil & Gas)	4,730	147,198
Atwood Oceanics, Inc.* (Oil & Gas)	3,440	119,127
Baker Hughes, Inc. (Oil & Gas Services)	18,060	845,931
Berry Petroleum Co. - Class A (Oil & Gas)	2,580	72,653
Bill Barrett Corp.* (Oil & Gas)	2,150	66,027
BJ Services Co. (Oil & Gas Services)	17,200	368,080
Brigham Exploration Co.* (Oil & Gas)	5,590	89,161
Bristow Group, Inc.* (Transportation)	2,150	81,120
Cabot Oil & Gas Corp. (Oil & Gas)	6,020	221,536
Cameron International Corp.* (Oil & Gas Services)	14,190	608,183
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,720	39,474
Chart Industries, Inc.* (Machinery - Diversified)	1,720	34,400
Chesapeake Energy Corp. (Oil & Gas)	37,410	884,372
Chevron Corp. (Oil & Gas)	116,530	8,836,470
Cimarex Energy Co. (Oil & Gas)	4,730	280,867
CNX Gas Corp.* (Oil & Gas)	1,720	65,446
Complete Production Services, Inc.* (Oil & Gas Services)	3,440	39,732
Comstock Resources, Inc.* (Oil & Gas)	2,580	82,044
Concho Resources, Inc.* (Oil & Gas)	4,300	216,548
ConocoPhillips (Oil & Gas)	67,080	3,432,484
Continental Resources, Inc.* (Oil & Gas)	1,720	73,186
Core Laboratories N.V. (Oil & Gas Services)	1,290	168,732
Denbury Resources, Inc.* (Oil & Gas)	22,360	377,213
Devon Energy Corp. (Oil & Gas)	24,510	1,579,179
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,870	343,695
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,730	148,617
Drill-Quip, Inc.* (Oil & Gas Services)	1,720	104,645
El Paso Corp. (Pipelines)	40,850	442,814
Energen Corp. (Gas)	4,300	200,079
EOG Resources, Inc. (Oil & Gas)	14,620	1,358,783
EXCO Resources, Inc. (Oil & Gas)	9,890	181,778
Exterran Holdings, Inc.* (Oil & Gas Services)	3,440	83,145
Exxon Mobil Corp. (Oil & Gas)	269,180	18,029,677
First Solar, Inc.* (Energy - Alternate Sources)	2,580	316,437
FMC Technologies, Inc.* (Oil & Gas Services)	6,880	444,654
Forest Oil Corp.* (Oil & Gas)	6,020	155,436
Frontier Oil Corp. (Oil & Gas)	6,020	81,270
Global Industries, Ltd.* (Oil & Gas Services)	6,020	38,648
Goodrich Petroleum Corp.* (Oil & Gas)	1,720	26,901
Halliburton Co. (Oil & Gas Services)	52,030	1,567,664
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,590	72,838
Helmerich & Payne, Inc. (Oil & Gas)	5,590	212,867
Hercules Offshore, Inc.* (Oil & Gas Services)	6,450	27,800
Hess Corp. (Oil & Gas)	17,200	1,075,860
Holly Corp. (Oil & Gas)	2,580	72,008
Key Energy Services, Inc.* (Oil & Gas Services)	7,310	69,811
Marathon Oil Corp. (Oil & Gas)	41,280	1,306,099
Mariner Energy, Inc.* (Oil & Gas)	6,020	90,119
Murphy Oil Corp. (Oil & Gas)	11,180	628,204
Nabors Industries, Ltd.* (Oil & Gas)	16,340	320,754
National-Oilwell Varco, Inc. (Oil & Gas Services)	24,080	977,166
Newfield Exploration Co.* (Oil & Gas)	7,740	402,867
Noble Corp. (Oil & Gas)	15,050	629,391
Noble Energy, Inc. (Oil & Gas)	9,890	721,970
Occidental Petroleum Corp. (Oil & Gas)	46,870	3,962,390
Oceaneering International, Inc.* (Oil & Gas Services)	3,010	191,105
OGE Energy Corp. (Electric)	5,590	217,675
Oil States International, Inc.* (Oil & Gas Services)	3,010	136,473
Parker Drilling Co.* (Oil & Gas)	6,880	33,918
Patterson-UTI Energy, Inc. (Oil & Gas)	9,030	126,149
Penn Virginia Corp. (Oil & Gas)	2,580	63,210
Petrohawk Energy Corp.* (Oil & Gas)	17,630	357,536
Pioneer Natural Resources Co. (Oil & Gas)	6,880	387,482
Plains Exploration & Production Co.* (Oil & Gas)	8,170	245,018
Pride International, Inc.* (Oil & Gas)	9,030	271,893
Quicksilver Resources, Inc.* (Oil & Gas)	6,880	96,802
Range Resources Corp. (Oil & Gas)	9,030	423,236
Rowan Cos., Inc.* (Oil & Gas)	6,020	175,242
SandRidge Energy, Inc.* (Oil & Gas)	10,320	79,464
Schlumberger, Ltd. (Oil & Gas Services)	69,230	4,393,336
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,290	104,051
Smith International, Inc. (Oil & Gas Services)	14,190	607,616
Southern Union Co. (Gas)	6,020	152,727
Southwestern Energy Co.* (Oil & Gas)	19,780	805,442
St. Mary Land & Exploration Co. (Oil & Gas)	3,440	119,746
Sunoco, Inc. (Oil & Gas)	6,880	204,405
SunPower Corp. - Class A* (Energy - Alternate Sources)	3,010	56,889
SunPower Corp. - Class B* (Electrical Components & Equipment)	2,580	43,189
Superior Energy Services, Inc.* (Oil & Gas Services)	4,300	90,386
Swift Energy Co.* (Oil & Gas)	2,150	66,091
Tesoro Petroleum Corp. (Oil & Gas)	8,170	113,563
TETRA Technologies, Inc.* (Oil & Gas Services)	4,300	52,546
The Williams Cos., Inc. (Pipelines)	33,540	774,774
Tidewater, Inc. (Oil & Gas Services)	3,010	142,283
Transocean, Ltd.* (Oil & Gas)	18,490	1,597,166
Ultra Petroleum Corp.* (Oil & Gas)	9,030	421,069

See accompanying notes to the Schedules of Portfolio Investments.

Unit Corp.* (Oil & Gas)	2,580	109,082
Valero Energy Corp. (Oil & Gas)	32,680	643,796
Weatherford International, Ltd.* (Oil & Gas Services)	40,420	641,061
Whiting Petroleum Corp.* (Oil & Gas)	3,010	243,328
XTO Energy, Inc. (Oil & Gas)	33,540	1,582,417

TOTAL COMMON STOCKS
(Cost $35,806,117)		72,696,467

	Principal
	Amount

Repurchase Agreements (0.2%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $41,000 (Collateralized by $42,300 U.S. Treasury Notes, 3.00%, 9/30/16, market value $41,914)	$41,000	41,000
Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $20,000 (Collateralized by $21,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $20,993)	20,000	20,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $81,000 (Collateralized by $78,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $82,973)	81,000	81,000
UBS, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $2,061)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $144,000)		144,000

TOTAL INVESTMENT SECURITIES
(Cost $35,950,117)—99.4%		72,840,467
Net other assets (liabilities)—0.6%		463,603

NET ASSETS—100.0%		$73,304,070

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at March 31, 2010.
ProFund VP Oil & Gas invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Electric	$217,675	0.3%
Electrical Components & Equipment	43,189	0.1%
Energy - Alternate Sources	373,326	0.5%
Gas	352,806	0.5%
Machinery - Diversified	34,400	NM
Oil & Gas	58,451,860	79.7%
Oil & Gas Services	11,924,503	16.3%
Pipelines	1,217,588	1.7%
Transportation	81,120	0.1%
Other**	607,603	0.8%

Total	$73,304,070	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$72,696,467	$-	$-	$72,696,467
Repurchase Agreements	-	144,000	-	144,000

Total Investment Securities	$72,696,467	$144,000	$-	$72,840,467

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (75.7%)
Abbott Laboratories (Pharmaceuticals)	7,336	$386,460
Alkermes, Inc.* (Pharmaceuticals)	1,179	15,292
Allergan, Inc. (Pharmaceuticals)	3,668	239,594
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	524	16,328
Bristol-Myers Squibb Co. (Pharmaceuticals)	13,886	370,756
Cephalon, Inc.* (Pharmaceuticals)	917	62,154
Eli Lilly & Co. (Pharmaceuticals)	10,480	379,586
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,310	31,034
Forest Laboratories, Inc.* (Pharmaceuticals)	3,668	115,028
Hospira, Inc.* (Pharmaceuticals)	1,965	111,317
Johnson & Johnson (Healthcare - Products)	26,724	1,742,405
King Pharmaceuticals, Inc.* (Pharmaceuticals)	3,013	35,433
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	655	16,480
Merck & Co., Inc. (Pharmaceuticals)	28,296	1,056,856
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,668	83,300
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	393	9,746
Perrigo Co. (Pharmaceuticals)	1,048	61,538
Pfizer, Inc. (Pharmaceuticals)	70,740	1,213,191
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	655	24,399
Theravance, Inc.* (Pharmaceuticals)	655	8,725
Valeant Pharmaceuticals International* (Pharmaceuticals)	786	33,727
Warner Chilcott PLC - Class A* (Pharmaceuticals)	1,179	30,123
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,310	54,719

TOTAL COMMON STOCKS
(Cost $4,489,585)		6,098,191

TOTAL INVESTMENT SECURITIES
(Cost $4,489,585)—75.7%		6,098,191
Net other assets (liabilities)—24.3%		1,960,685

NET ASSETS—100.0%		$8,058,876

*	Non-income producing security

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$1,999,400	$(600)
ProFund VP Pharmaceuticals invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Healthcare - Products	$1,758,733	21.8%
Pharmaceuticals	4,339,458	53.9%
Other**	1,960,685	24.3%

Total	$8,058,876	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$6,098,191	$-	$-	$6,098,191

Total Investment Securities	6,098,191	-	-	6,098,191

Other Financial Instruments^	-	(600)	-	(600)

Total Investments	$6,098,191	$(600)	$-	$6,097,591

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	March 31, 2010
(unaudited)

	Principal
	Amount	Value

U.S. Treasury Obligations (10.9%)
U.S. Treasury Notes, 1.000%, 3/31/12	$12,740,000	$12,734,012

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,737,018)		12,734,012

Repurchase Agreements (90.2%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $21,058,000 (Collateralized by $22,991,400 of various U.S. Treasury Notes, 2.75%–3.00%, 9/30/16-2/15/19, market value $21,479,355)	21,058,000	21,058,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $21,058,000 (Collateralized by $19,610,000 of various Federal National Mortgage Association Securities, 3.50%–4.75%, 11/19/12-8/25/14, market value $21,481,188)	21,058,000	21,058,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $21,058,000 (Collateralized by $15,699,900 of various U.S. Treasury Securities, 6.63%–8.00%, 11/15/10-11/15/21, market value $21,479,607)	21,058,000	21,058,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $21,058,000 (Collateralized by $21,267,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $21,479,670)	21,058,000	21,058,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $21,055,000 (Collateralized by $21,251,500 of various U.S. Treasury Bills, 0.88%–4.50%, 4/15/10-12/31/10, market value $21,476,265)	21,055,000	21,055,000

TOTAL REPURCHASE AGREEMENTS
(Cost $105,287,000)		105,287,000

TOTAL INVESTMENT SECURITIES
(Cost $118,024,018)—101.1%		118,021,012
Net other assets (liabilities)—(1.1)%		(1,232,431)

NET ASSETS—100.0%		$116,788,581

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $30,130,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$96,763,923	$(833,116)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	20,762,479	(236,277)

		$(1,069,393)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
U.S. Treasury Obligations	$-	$12,734,012	$-	$12,734,012
Repurchase Agreements	-	105,287,000	-	105,287,000

Total Investment Securities	-	118,021,012	-	118,021,012

Other Financial Instruments^	-	(1,069,393)	-	(1,069,393)

Total Investments	$-	$116,951,619	$-	$116,951,619

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (100.2%)
Alexandria Real Estate Equities, Inc. (REIT)	5,080	$343,408
AMB Property Corp. (REIT)	17,272	470,489
American Campus Communities, Inc. (REIT)	6,096	168,615
Annaly Mortgage Management, Inc. (REIT)	65,024	1,117,112
Apartment Investment and Management Co. - Class A (REIT)	13,716	252,512
Avalonbay Communities, Inc. (REIT)	9,652	833,450
BioMed Realty Trust, Inc. (REIT)	11,684	193,253
Boston Properties, Inc. (REIT)	16,256	1,226,353
Brandywine Realty Trust (REIT)	15,240	186,080
BRE Properties, Inc. - Class A (REIT)	6,604	236,093
Brookfield Properties Corp. (Real Estate)	30,480	468,173
Camden Property Trust (REIT)	7,620	317,221
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	29,464	467,004
CBL & Associates Properties, Inc. (REIT)	16,256	222,707
Chimera Investment Corp. (REIT)	73,914	287,525
Colonial Properties Trust (REIT)	7,874	101,417
Corporate Office Properties Trust (REIT)	6,858	275,212
DCT Industrial Trust, Inc. (REIT)	24,384	127,528
Developers Diversified Realty Corp. (REIT)	22,352	272,024
DiamondRock Hospitality Co. (REIT)	14,224	143,805
Digital Realty Trust, Inc. (REIT)	9,144	495,605
Douglas Emmett, Inc. (REIT)	14,224	218,623
Duke-Weeks Realty Corp. (REIT)	26,416	327,558
EastGroup Properties, Inc. (REIT)	3,048	115,032
Entertainment Properties Trust (REIT)	4,826	198,493
Equity Lifestyle Properties, Inc. (REIT)	3,556	191,597
Equity Residential Properties Trust (REIT)	32,258	1,262,901
Essex Property Trust, Inc. (REIT)	3,302	297,015
Federal Realty Investment Trust (REIT)	7,112	517,825
Forest City Enterprises, Inc. - Class A* (Real Estate)	13,970	201,308
Forestar Group, Inc.* (Real Estate)	4,318	81,524
Franklin Street Properties Corp. (REIT)	8,382	120,952
Hatteras Financial Corp. (REIT)	4,318	111,275
HCP, Inc. (REIT)	34,544	1,139,952
Health Care REIT, Inc. (REIT)	14,478	654,840
Healthcare Realty Trust, Inc. (REIT)	6,858	159,723
Highwoods Properties, Inc. (REIT)	8,382	265,961
Home Properties, Inc. (REIT)	4,064	190,195
Hospitality Properties Trust (REIT)	14,478	346,748
Host Marriott Corp. (REIT)	74,168	1,086,561
HRPT Properties Trust (REIT)	29,972	233,182
Jones Lang LaSalle, Inc. (Real Estate)	4,826	351,767
Kilroy Realty Corp. (REIT)	5,080	156,667
Kimco Realty Corp. (REIT)	47,244	738,896
LaSalle Hotel Properties (REIT)	8,128	189,382
Lexington Realty Trust (REIT)	11,938	77,716
Liberty Property Trust (REIT)	13,208	448,280
Mack-Cali Realty Corp. (REIT)	9,398	331,280
MFA Financial, Inc. (REIT)	33,020	243,027
Mid-America Apartment Communities, Inc. (REIT)	3,302	171,011
National Retail Properties, Inc. (REIT)	9,652	220,355
Nationwide Health Properties, Inc. (REIT)	13,716	482,117
OMEGA Healthcare Investors, Inc. (REIT)	9,906	193,068
Plum Creek Timber Co., Inc. (Forest Products & Paper)	19,050	741,236
Post Properties, Inc. (REIT)	5,588	123,048
Potlatch Corp. (Forest Products & Paper)	4,572	160,203
ProLogis (REIT)	55,626	734,263
Public Storage, Inc. (REIT)	15,240	1,401,928
Rayonier, Inc. (Forest Products & Paper)	9,398	426,951
Realty Income Corp. (REIT)	12,192	374,172
Redwood Trust, Inc. (REIT)	8,128	125,334
Regency Centers Corp. (REIT)	10,414	390,213
Senior Housing Properties Trust (REIT)	14,986	331,940
Simon Property Group, Inc. (REIT)	33,528	2,812,999
SL Green Realty Corp. (REIT)	9,144	523,677
St. Joe Co.* (Real Estate)	10,668	345,110
Sunstone Hotel Investors, Inc.* (REIT)	11,684	130,510
Tanger Factory Outlet Centers, Inc. (REIT)	4,826	208,290
Taubman Centers, Inc. (REIT)	6,096	243,352
The Macerich Co. (REIT)	11,176	428,153
UDR, Inc. (REIT)	18,034	318,120
Ventas, Inc. (REIT)	18,542	880,374
Vornado Realty Trust (REIT)	21,082	1,595,907
Washington REIT (REIT)	7,112	217,272
Weingarten Realty Investors (REIT)	13,970	301,193

TOTAL COMMON STOCKS
(Cost $24,203,340)		32,344,662

	Principal
	Amount

Repurchase Agreements (0.7%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $64,000 (Collateralized by $65,900 U.S. Treasury Notes, 3.00%, 9/30/16, market value $65,298)	$64,000	64,000
Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $32,000 (Collateralized by $33,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $32,988)	32,000	32,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $123,000 (Collateralized by $118,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $125,523)	123,000	123,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $4,000 (Collateralized by $5,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $5,050)	4,000	4,000

TOTAL REPURCHASE AGREEMENTS
(Cost $223,000)		223,000

TOTAL INVESTMENT SECURITIES
(Cost $24,426,340)—100.9%		32,567,662
Net other assets (liabilities)—(0.9)%		(279,110)

NET ASSETS—100.0%		$32,288,552

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at March 31, 2010.

ProFund VP Real Estate invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Forest Products & Paper	$1,328,390	4.1%
REIT	29,101,386	90.1%
Real Estate	1,914,886	5.9%
Other**	(56,110)	(0.1)%

Total	$32,288,552	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$32,344,662	$-	$-	$32,344,662
Repurchase Agreements	-	223,000	-	223,000

Total Investment Securities	$32,344,662	$223,000	$-	$32,567,662

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (87.5%)
Advanced Micro Devices, Inc.* (Semiconductors)	5,341	$49,511
Altera Corp. (Semiconductors)	2,725	66,245
Amkor Technology, Inc.* (Semiconductors)	1,090	7,706
Analog Devices, Inc. (Semiconductors)	2,834	81,676
Applied Materials, Inc. (Semiconductors)	12,644	170,441
Applied Micro Circuits Corp.* (Semiconductors)	654	5,644
Atheros Communications* (Telecommunications)	654	25,316
Atmel Corp.* (Semiconductors)	3,815	19,190
ATMI, Inc.* (Semiconductors)	327	6,314
Broadcom Corp. - Class A (Semiconductors)	4,142	137,432
Cabot Microelectronics Corp.* (Chemicals)	218	8,247
Cree Research, Inc.* (Semiconductors)	872	61,232
Cymer, Inc.* (Electronics)	327	12,197
Cypress Semiconductor Corp.* (Semiconductors)	1,417	16,296
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,199	12,769
FormFactor, Inc.* (Semiconductors)	436	7,743
Integrated Device Technology, Inc.* (Semiconductors)	1,526	9,354
Intel Corp. (Semiconductors)	35,098	781,282
InterDigital, Inc.* (Telecommunications)	436	12,147
International Rectifier Corp.* (Semiconductors)	654	14,977
Intersil Corp. - Class A (Semiconductors)	1,199	17,697
KLA -Tencor Corp. (Semiconductors)	1,635	50,554
Lam Research Corp.* (Semiconductors)	1,199	44,747
Linear Technology Corp. (Semiconductors)	1,962	55,485
LSI Logic Corp.* (Semiconductors)	6,104	37,357
Marvell Technology Group, Ltd.* (Semiconductors)	4,578	93,300
Maxim Integrated Products, Inc. (Semiconductors)	2,834	54,951
MEMC Electronic Materials, Inc.* (Semiconductors)	2,071	31,748
Microchip Technology, Inc. (Semiconductors)	1,744	49,111
Micron Technology, Inc.* (Semiconductors)	7,957	82,673
Microsemi Corp.* (Semiconductors)	763	13,230
National Semiconductor Corp. (Semiconductors)	2,180	31,501
Netlogic Microsystems, Inc.* (Semiconductors)	436	12,832
Novellus Systems, Inc.* (Semiconductors)	872	21,800
NVIDIA Corp.* (Semiconductors)	5,232	90,932
OmniVision Technologies, Inc.* (Semiconductors)	436	7,491
ON Semiconductor Corp.* (Semiconductors)	4,033	32,264
PMC-Sierra, Inc.* (Semiconductors)	2,180	19,446
Rambus, Inc.* (Semiconductors)	981	21,435
RF Micro Devices, Inc.* (Telecommunications)	2,289	11,399
SanDisk Corp.* (Computers)	2,180	75,493
Semtech Corp.* (Semiconductors)	545	9,499
Silicon Laboratories, Inc.* (Semiconductors)	436	20,784
Skyworks Solutions, Inc.* (Semiconductors)	1,635	25,506
Teradyne, Inc.* (Semiconductors)	1,635	18,263
Tessera Technologies, Inc.* (Semiconductors)	436	8,842
Texas Instruments, Inc. (Semiconductors)	11,881	290,728
TriQuint Semiconductor, Inc.* (Semiconductors)	1,417	9,919
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	654	21,661
Xilinx, Inc. (Semiconductors)	2,616	66,708
Zoran Corp.* (Semiconductors)	436	4,691

TOTAL COMMON STOCKS
(Cost $1,526,465)		2,837,766

TOTAL INVESTMENT SECURITIES
(Cost $1,526,465)—87.5%		2,837,766
Net other assets (liabilities)—12.5%		403,755

NET ASSETS—100.0%		$3,241,521

*	Non-income producing security
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$399,880	$(120)

ProFund VP Semiconductor invested in the following industries as of March 31, 2010:
		% of
	Value	Net Assets

Chemicals	$8,247	0.2%
Computers	75,493	2.3%
Electronics	12,197	0.4%
Semiconductors	2,692,967	83.1%
Telecommunications	48,862	1.5%
Other**	403,755	12.5%

Total	$3,241,521	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$2,837,766	$-	$-	$2,837,766

Total Investment Securities	2,837,766	-	-	2,837,766

Other Financial Instruments^	-	(120)	-	(120)

Total Investments	$2,837,766	$(120)	$-	$2,837,646

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (98.9%)
3Com Corp.* (Telecommunications)	2,968	$22,824
ACI Worldwide, Inc.* (Software)	371	7,646
ADC Telecommunications, Inc.* (Telecommunications)	742	5,424
Adobe Systems, Inc.* (Software)	4,081	144,345
ADTRAN, Inc. (Telecommunications)	371	9,776
Advanced Micro Devices, Inc.* (Semiconductors)	4,452	41,270
Advent Software, Inc.* (Software)	371	16,602
Akamai Technologies, Inc.* (Internet)	1,484	46,612
Allscripts Healthcare Solutions, Inc.* (Software)	371	7,257
Altera Corp. (Semiconductors)	2,226	54,114
Amdocs, Ltd.* (Telecommunications)	1,484	44,683
American Tower Corp.* (Telecommunications)	3,339	142,275
Amkor Technology, Inc.* (Semiconductors)	742	5,246
Analog Devices, Inc. (Semiconductors)	2,226	64,153
ANSYS, Inc.* (Software)	742	32,010
AOL, Inc.* (Internet)	742	18,758
Apple Computer, Inc.* (Computers)	7,049	1,656,022
Applied Materials, Inc. (Semiconductors)	10,759	145,031
Applied Micro Circuits Corp.* (Semiconductors)	371	3,202
Ariba, Inc.* (Internet)	742	9,535
Arris Group, Inc.* (Telecommunications)	1,113	13,367
athenahealth, Inc.* (Software)	371	13,564
Atheros Communications* (Telecommunications)	371	14,361
Atmel Corp.* (Semiconductors)	3,339	16,795
ATMI, Inc.* (Semiconductors)	371	7,164
Autodesk, Inc.* (Software)	1,855	54,574
Blackboard, Inc.* (Software)	371	15,456
BMC Software, Inc.* (Software)	1,484	56,392
Brightpoint, Inc.* (Distribution/Wholesale)	371	2,794
Broadcom Corp. - Class A (Semiconductors)	3,339	110,788
Brocade Communications Systems, Inc.* (Computers)	3,339	19,066
CA, Inc. (Software)	3,339	78,366
Cabot Microelectronics Corp.* (Chemicals)	371	14,035
CACI International, Inc. - Class A* (Computers)	371	18,123
Cadence Design Systems, Inc.* (Computers)	2,226	14,825
Cerner Corp.* (Software)	371	31,557
Check Point Software Technologies, Ltd.* (Internet)	1,484	52,029
Ciena Corp.* (Telecommunications)	742	11,308
Cisco Systems, Inc.* (Telecommunications)	45,633	1,187,827
Citrix Systems, Inc.* (Software)	1,484	70,446
Cognizant Technology Solutions Corp.* (Computers)	2,226	113,482
Computer Sciences Corp.* (Computers)	1,113	60,647
Compuware Corp.* (Software)	1,855	15,582
Comtech Telecommunications Corp.*(Telecommunications)	371	11,868
Concur Technologies, Inc.* (Software)	371	15,215
Corning, Inc. (Telecommunications)	12,243	247,431
Cree Research, Inc.* (Semiconductors)	742	52,103
Crown Castle International Corp.* (Telecommunications)	1,855	70,917
CSG Systems International, Inc.* (Software)	371	7,776
Cymer, Inc.* (Electronics)	371	13,838
Cypress Semiconductor Corp.* (Semiconductors)	1,113	12,800
Dell, Inc.* (Computers)	13,727	206,042
Diebold, Inc. (Computers)	371	11,783
Digital River, Inc.* (Internet)	371	11,241
DST Systems, Inc. (Computers)	371	15,378
EarthLink, Inc. (Internet)	742	6,337
Echostar Holding Corp.* (Telecommunications)	371	7,524
Electronics for Imaging, Inc.* (Computers)	371	4,315
EMC Corp.* (Computers)	15,953	287,792
Emulex Corp.* (Semiconductors)	742	9,854
Equinix, Inc.* (Internet)	371	36,113
F5 Networks, Inc.* (Internet)	742	45,640
Fair Isaac Corp. (Software)	371	9,401
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,113	11,854
FormFactor, Inc.* (Semiconductors)	371	6,589
Gartner Group, Inc.* (Commercial Services)	371	8,251
Google, Inc. - Class A* (Internet)	1,855	1,051,804
Harmonic, Inc.* (Telecommunications)	742	4,682
Harris Corp. (Telecommunications)	1,113	52,856
Hewlett-Packard Co. (Computers)	18,921	1,005,651
IAC/InterActiveCorp* (Internet)	742	16,873
Informatica Corp.* (Software)	742	19,930
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,113	19,533
Insight Enterprises, Inc.* (Retail)	371	5,328
Integrated Device Technology, Inc.* (Semiconductors)	1,484	9,097
Intel Corp. (Semiconductors)	33,019	735,003
InterDigital, Inc.* (Telecommunications)	371	10,336
Intermec, Inc.* (Machinery - Diversified)	371	5,261
International Business Machines Corp. (Computers)	10,388	1,332,261
International Rectifier Corp.* (Semiconductors)	742	16,992
Intersil Corp. - Class A (Semiconductors)	1,113	16,428
Intuit, Inc.* (Software)	2,226	76,441
j2 Global Communications, Inc.* (Internet)	371	8,681
JDA Software Group, Inc.* (Software)	371	10,321
JDS Uniphase Corp.* (Telecommunications)	1,855	23,243

See accompanying notes to the Schedules of Portfolio Investments.

Juniper Networks, Inc.* (Telecommunications)	4,081	125,205
KLA - Tencor Corp. (Semiconductors)	1,484	45,885
Lam Research Corp.* (Semiconductors)	1,113	41,537
Lexmark International, Inc. - Class A* (Computers)	742	26,771
Linear Technology Corp. (Semiconductors)	1,484	41,968
LSI Logic Corp.* (Semiconductors)	5,194	31,787
Marvell Technology Group, Ltd.* (Semiconductors)	3,710	75,610
Maxim Integrated Products, Inc. (Semiconductors)	2,226	43,162
McAfee, Inc.* (Internet)	1,113	44,665
MEMC Electronic Materials, Inc.* (Semiconductors)	1,855	28,437
Mentor Graphics Corp.* (Computers)	742	5,951
Microchip Technology, Inc. (Semiconductors)	1,484	41,789
Micron Technology, Inc.* (Semiconductors)	6,678	69,384
Micros Systems, Inc.* (Computers)	742	24,397
Microsemi Corp.* (Semiconductors)	742	12,866
Microsoft Corp. (Software)	61,586	1,802,622
Motorola, Inc.* (Telecommunications)	17,066	119,803
National Semiconductor Corp. (Semiconductors)	1,855	26,805
NCR Corp.* (Computers)	1,113	15,359
NetApp, Inc.* (Computers)	2,597	84,558
Netlogic Microsystems, Inc.* (Semiconductors)	742	21,837
Novell, Inc.* (Software)	2,597	15,556
Novellus Systems, Inc.* (Semiconductors)	742	18,550
Nuance Communications, Inc.* (Software)	1,855	30,867
NVIDIA Corp.* (Semiconductors)	4,452	77,376
OmniVision Technologies, Inc.* (Semiconductors)	371	6,374
ON Semiconductor Corp.* (Semiconductors)	3,339	26,712
Oracle Corp. (Software)	30,422	781,541
Palm, Inc.* (Computers)	1,484	5,580
Parametric Technology Corp.* (Software)	742	13,393
Pitney Bowes, Inc. (Office/Business Equipment)	1,484	36,284
Plantronics, Inc. (Telecommunications)	371	11,605
PMC-Sierra, Inc.* (Semiconductors)	1,855	16,547
Polycom, Inc.* (Telecommunications)	742	22,690
Progress Software Corp.* (Software)	371	11,661
QLogic Corp.* (Semiconductors)	742	15,063
Qualcomm, Inc. (Telecommunications)	13,356	560,818
Quality Systems, Inc. (Software)	371	22,794
Quest Software, Inc.* (Software)	371	6,600
Rackspace Hosting, Inc.* (Internet)	742	13,898
Rambus, Inc.* (Semiconductors)	742	16,213
Red Hat, Inc.* (Software)	1,484	43,437
RF Micro Devices, Inc.* (Telecommunications)	1,855	9,238
Riverbed Technology, Inc.* (Computers)	371	10,536
Rovi Corp.* (Semiconductors)	742	27,551
SAIC, Inc.* (Commercial Services)	2,968	52,534
Salesforce.com, Inc.* (Software)	742	55,242
SanDisk Corp.* (Computers)	1,855	64,239
SAVVIS, Inc.* (Telecommunications)	371	6,122
SBA Communications Corp. - Class A* (Telecommunications)	742	26,764
Seagate Technology* (Computers)	4,081	74,519
Semtech Corp.* (Semiconductors)	371	6,467
Silicon Laboratories, Inc.* (Semiconductors)	371	17,686
Skyworks Solutions, Inc.* (Semiconductors)	1,484	23,150
Solera Holdings, Inc. (Software)	371	14,339
Sonus Networks, Inc.* (Telecommunications)	1,484	3,873
SRA International, Inc. - Class A* (Computers)	371	7,713
Sybase, Inc.* (Software)	742	34,592
Symantec Corp.* (Internet)	6,307	106,714
Synaptics, Inc.* (Computers)	371	10,243
Syniverse Holdings, Inc.* (Telecommunications)	371	7,223
Synopsys, Inc.* (Computers)	1,113	24,898
Tech Data Corp.* (Distribution/Wholesale)	371	15,545
Tekelec* (Telecommunications)	371	6,737
Tellabs, Inc. (Telecommunications)	2,968	22,468
Teradata Corp.* (Computers)	1,484	42,873
Teradyne, Inc.* (Semiconductors)	1,484	16,576
Tessera Technologies, Inc.* (Semiconductors)	371	7,524
Texas Instruments, Inc. (Semiconductors)	10,017	245,116
Tibco Software, Inc.* (Internet)	1,484	16,012
TriQuint Semiconductor, Inc.* (Semiconductors)	1,113	7,791
Unisys Corp.* (Computers)	371	12,944
United Online, Inc. (Internet)	742	5,550
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	742	24,575
VeriFone Holdings, Inc.* (Software)	742	14,996
VeriSign, Inc.* (Internet)	1,484	38,599
VMware, Inc. - Class A* (Software)	371	19,774
Websense, Inc.* (Internet)	371	8,448
Western Digital Corp.* (Computers)	1,855	72,327
Xerox Corp. (Office/Business Equipment)	10,759	104,900
Xilinx, Inc. (Semiconductors)	2,226	56,763
Yahoo!, Inc.* (Internet)	10,388	171,714

See accompanying notes to the Schedules of Portfolio Investments.

Zoran Corp.* (Semiconductors)	371	3,992

TOTAL COMMON STOCKS
(Cost $7,554,475)		15,982,940

TOTAL INVESTMENT SECURITIES
(Cost $7,554,475)—98.9%		15,982,940
Net other assets (liabilities)—1.1%		170,656

NET ASSETS—100.0%		$16,153,596

*	Non-income producing security

ProFund VP Technology invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Chemicals	$14,035	0.1%
Commercial Services	60,785	0.4%
Computers	5,228,295	32.4%
Distribution/Wholesale	37,872	0.2%
Electronics	13,838	0.1%
Internet	1,709,223	10.6%
Machinery - Diversified	5,261	NM
Office/Business Equipment	141,184	0.9%
Retail	5,328	NM
Semiconductors	2,413,576	14.9%
Software	3,550,295	22.0%
Telecommunications	2,803,248	17.3%
Other**	170,656	1.1%

Total	$16,153,596	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$15,982,940	$-	$-	$15,982,940

Total Investment Securities	$15,982,940	$-	$-	$15,982,940

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (70.4%)
AboveNet, Inc.* (Internet)	632	$32,061
AT&T, Inc. (Telecommunications)	79,316	2,049,526
CenturyTel, Inc. (Telecommunications)	7,900	280,134
Cincinnati Bell, Inc.* (Telecommunications)	5,372	18,319
Frontier Communications Corp. (Telecommunications)	8,532	63,478
Leap Wireless International, Inc.* (Telecommunications)	1,580	25,849
Leucadia National Corp.* (Holding Companies - Diversified)	5,372	133,279
Level 3 Communications, Inc.* (Telecommunications)	43,924	71,157
MetroPCS Communications, Inc.* (Telecommunications)	6,952	49,220
NII Holdings, Inc. - Class B* (Telecommunications)	4,424	184,304
Qwest Communications International, Inc. (Telecommunications)	37,920	197,942
Sprint Nextel Corp.* (Telecommunications)	76,472	290,594
Telephone & Data Systems, Inc. (Telecommunications)	1,264	42,786
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	1,264	37,718
tw telecom, Inc.* (Telecommunications)	4,108	74,560
US Cellular Corp.* (Telecommunications)	316	13,076
Verizon Communications, Inc. (Telecommunications)	66,360	2,058,487
Virgin Media, Inc. (Telecommunications)	7,900	136,354
Windstream Corp. (Telecommunications)	12,008	130,767

TOTAL COMMON STOCKS
(Cost $4,718,674)		5,889,611

TOTAL INVESTMENT SECURITIES
(Cost $4,718,674)—70.4%		5,889,611
Net other assets (liabilities)—29.6%		2,475,074

NET ASSETS—100.0%		$8,364,685

*	Non-income producing security

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$2,499,250	$(750)

ProFund VP Telecommunications invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Holding Companies - Diversified	$133,279	1.6%
Internet	32,061	0.4%
Telecommunications	5,724,271	68.4%
Other**	2,475,074	29.6%

Total	$8,364,685	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$5,889,611	$-	$-	$5,889,611

Total Investment Securities	5,889,611	-	-	5,889,611

Other Financial Instruments^	-	(750)	-	(750)

Total Investments	$5,889,611	$(750)	$-	$5,888,861

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	March 31, 2010
(unaudited)

	Shares	Value

Common Stocks (100.4%)
AGL Resources, Inc. (Gas)	5,670	$219,146
Allegheny Energy, Inc. (Electric)	12,474	286,902
ALLETE, Inc. (Electric)	2,268	75,933
Alliant Energy Corp. (Electric)	8,316	276,590
Ameren Corp. (Electric)	17,766	463,337
American Electric Power, Inc. (Electric)	35,532	1,214,484
American Water Works Co., Inc. (Water)	6,804	148,055
Aqua America, Inc. (Water)	10,206	179,319
Atmos Energy Corp. (Gas)	6,804	194,390
Avista Corp. (Electric)	4,158	86,112
Black Hills Corp. (Electric)	3,024	91,778
California Water Service Group (Water)	1,512	56,866
Calpine Corp.* (Electric)	26,082	310,115
CenterPoint Energy, Inc. (Electric)	27,216	390,822
Cleco Corp. (Electric)	4,536	120,431
CMS Energy Corp. (Electric)	17,010	262,975
Consolidated Edison, Inc. (Electric)	20,790	925,987
Constellation Energy Group, Inc. (Electric)	13,608	477,777
Covanta Holding Corp.* (Energy - Alternate Sources)	9,828	163,735
Dominion Resources, Inc. (Electric)	44,604	1,833,670
DPL, Inc. (Electric)	9,072	246,668
DTE Energy Co. (Electric)	12,096	539,482
Duke Energy Corp. (Electric)	97,146	1,585,423
Dynegy, Inc. - Class A* (Electric)	44,604	56,201
Edison International (Electric)	22,302	762,059
El Paso Electric Co.* (Electric)	3,402	70,081
Entergy Corp. (Electric)	13,986	1,137,761
EQT Corp. (Oil & Gas)	10,584	433,944
Exelon Corp. (Electric)	49,140	2,152,823
FirstEnergy Corp. (Electric)	22,680	886,561
FPL Group, Inc. (Electric)	28,350	1,370,156
Great Plains Energy, Inc. (Electric)	10,206	189,525
Hawaiian Electric Industries, Inc. (Electric)	6,804	152,750
IDACORP, Inc. (Electric)	3,402	117,777
Integrys Energy Group, Inc. (Electric)	5,670	268,645
ITC Holdings Corp. (Electric)	3,780	207,900
Laclede Group, Inc. (Gas)	1,512	50,985
Mirant Corp.* (Electric)	10,584	114,942
National Fuel Gas Co. (Pipelines)	5,292	267,511
New Jersey Resources Corp. (Gas)	3,024	113,581
Nicor, Inc. (Gas)	3,402	142,612
NiSource, Inc. (Electric)	20,790	328,482
Northeast Utilities System (Electric)	13,230	365,677
Northwest Natural Gas Co. (Gas)	1,890	88,074
NorthWestern Corp. (Electric)	2,646	70,939
NRG Energy, Inc.* (Electric)	19,278	402,910
NSTAR (Electric)	7,938	281,164
NV Energy, Inc. (Electric)	17,388	214,394
ONEOK, Inc. (Gas)	7,182	327,858
Pepco Holdings, Inc. (Electric)	16,254	278,756
PG&E Corp. (Electric)	27,594	1,170,538
Piedmont Natural Gas Co., Inc. (Gas)	5,292	145,953
Pinnacle West Capital Corp. (Electric)	7,560	285,239
PNM Resources, Inc. (Electric)	5,670	71,045
Portland General Electric Co. (Electric)	5,670	109,488
PPL Corp. (Electric)	27,594	764,630
Progress Energy, Inc. (Electric)	20,790	818,294
Public Service Enterprise Group, Inc. (Electric)	37,800	1,115,856
Questar Corp. (Pipelines)	12,852	555,206
RRI Energy, Inc.* (Electric)	26,082	96,243
SCANA Corp. (Electric)	8,316	312,598
Sempra Energy (Gas)	17,010	848,799
South Jersey Industries, Inc. (Gas)	2,268	95,233
Southern Co. (Electric)	61,236	2,030,586
Southwest Gas Corp. (Gas)	3,402	101,788
Spectra Energy Corp. (Pipelines)	47,628	1,073,059
TECO Energy, Inc. (Electric)	14,742	234,250
The AES Corp.* (Electric)	49,896	548,856
UGI Corp. (Gas)	7,938	210,675
Unisource Energy Corp. (Electric)	2,646	83,190
Vectren Corp. (Gas)	6,048	149,507
Westar Energy, Inc. (Electric)	7,938	177,017
WGL Holdings, Inc. (Gas)	3,780	130,977
Wisconsin Energy Corp. (Electric)	8,694	429,571
Xcel Energy, Inc. (Electric)	34,020	721,224

TOTAL COMMON STOCKS
(Cost $23,490,610)		33,283,887

TOTAL INVESTMENT SECURITIES
(Cost $23,490,610)—100.4%		33,283,887
Net other assets (liabilities)—(0.4)%		(119,709)

NET ASSETS—100.0%		$33,164,178

*	Non-income producing security

ProFund VP Utilities invested in the following industries as of March 31, 2010:

		% of
	Value	Net Assets

Electric	$27,586,614	83.2%
Energy - Alternate Sources	163,735	0.5%
Gas	2,819,578	8.5%
Oil & Gas	433,944	1.3%
Pipelines	1,895,776	5.7%
Water	384,240	1.2%
Other**	(119,709)	(0.4)%

Total	$33,164,178	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Common Stocks	$33,283,887	$-	$-	$33,283,887

Total Investment Securities	$33,283,887	$-	$-	$33,283,887

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	March 31, 2010
(unaudited)

	Principal
	Amount	Value

U.S. Treasury Obligations (49.7%)
U.S. Treasury Bonds, 4.625%, 2/15/40	$25,900,000	$25,531,735
U.S. Treasury Notes, 1.000%, 3/31/12	4,921,000	4,918,687

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,732,551)		30,450,422

Repurchase Agreements (54.2%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $6,646,000 (Collateralized by $7,272,200 of various U.S. Treasury Notes, 2.75%–3.00%, 9/30/16-2/15/19, market value $6,779,162)	6,646,000	6,646,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $6,646,000 (Collateralized by $6,270,000 of various U.S. Treasury Securities, 1.88%–4.75%, 6/15/12-8/25/14, market value $6,780,388)	6,646,000	6,646,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $6,646,000 (Collateralized by $5,347,000 of various U.S. Treasury Securities, 0.16%–7.88%, 11/15/10-2/15/21, market value $6,779,654)	6,646,000	6,646,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $6,646,000 (Collateralized by $6,714,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $6,781,140)	6,646,000	6,646,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $6,643,000 (Collateralized by $6,717,400 of various U.S. Treasury Obligations, 0.88%–4.50%, 4/15/10-9/30/11, market value $6,776,032)	6,643,000	6,643,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,227,000)		33,227,000

TOTAL INVESTMENT SECURITIES
(Cost $63,959,551)—103.9%		63,677,422
Net other assets (liabilities)—(3.9)%		(2,385,829)

NET ASSETS—100.0%		$61,291,593

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $6,420,000.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
30-Year U.S. Treasury Bond Futures Contract expiring 6/22/10 (Underlying notional amount at value $1,973,594)	17	$(14,902)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.625% due 2/15/40	$1,971,563	$19,234
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.625% due 2/15/40	47,810,391	(930,067)

		$(910,833)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
U.S. Treasury Obligations	$25,531,735	$4,918,687	$-	$30,450,422
Repurchase Agreements	-	33,227,000	-	33,227,000

Total Investment Securities	25,531,735	38,145,687	-	63,677,422

Other Financial Instruments^	(14,902)	(910,833)	-	(925,735)

Total Investments	$25,516,833	$37,234,854	$-	$62,751,687

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	March 31, 2010
(unaudited)

	Principal
	Amount	Value

U.S. Treasury Obligations (12.9%)
U.S. Treasury Notes, 1.000%, 3/31/12	$8,870,000	$8,865,831

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,867,924)		8,865,831

Repurchase Agreements (88.0%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $12,113,000 (Collateralized by $13,253,100 of various U.S. Treasury Notes, 2.75%–3.00%, 9/30/16-2/15/19, market value $12,355,332)	12,113,000	12,113,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $12,113,000 (Collateralized by $11,372,000 of various U.S. Government Agency Obligations, 0.26%‡–4.75%, 5/20/10-8/25/14, market value $12,357,574)	12,113,000	12,113,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $12,113,000 (Collateralized by $9,335,400 of various U.S. Treasury Securities, 0.16%–8.00%, 11/15/10-11/15/21, market value $12,356,913)	12,113,000	12,113,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $12,113,000 (Collateralized by $12,234,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $12,356,340)	12,113,000	12,113,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $12,113,000 (Collateralized by $12,188,400 of various U.S. Treasury Obligations, 0.88%–4.50%, 4/15/10-9/30/11, market value $12,355,413)	12,113,000	12,113,000

TOTAL REPURCHASE AGREEMENTS
(Cost $60,565,000)		60,565,000

	Contracts

Options Purchased(NM)
30-Year U.S. Treasury Bond Call Option, exercise @ 160, expiring 5/21/10	150	659

TOTAL OPTIONS PURCHASED
(Cost $2,692)		659

TOTAL INVESTMENT SECURITIES
(Cost $69,435,616)—100.9%		69,431,490
Net other assets (liabilities)—(0.9)%		(597,825)

NET ASSETS—100.0%		$68,833,665

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $8,100,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
30-Year U.S. Treasury Bond Futures Contract expiring 6/22/10 (Underlying notional amount at value $3,598,906)	31	$26,834

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.625% due 2/15/40	$(4,928,906)	$(48,166)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.625% due 2/15/40	(79,453,969)	(694,306)

		$(742,472)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
U.S. Treasury Obligations	$-	$8,865,831	$-	$8,865,831
Repurchase Agreements	-	60,565,000	-	60,565,000
Options Purchased	-	659	-	659

Total Investment Securities	-	69,431,490	-	69,431,490

Other Financial Instruments^	26,834	(742,472)	-	(715,638)

Total Investments	$26,834	$68,689,018	$-	$68,715,852

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	March 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (101.1%)
Bank of America, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $346,000 (Collateralized by $356,300 U.S. Treasury Notes, 3.00%, 9/30/16, market value $353,045)	$346,000	$346,000
Deutsche Bank, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $346,000 (Collateralized by $354,000 Federal Home Loan Mortgage Corp., 0.26%‡, 5/20/10, market value $353,876)	346,000	346,000
HSBC, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $346,000 (Collateralized by $333,000 Federal National Mortgage Association, 6.63%, 11/15/10, market value $354,231)	346,000	346,000
UBS, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $346,000 (Collateralized by $351,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $354,510)	346,000	346,000
UMB, 0.00%, 4/1/10+, dated 3/31/10, with a repurchase price of $343,000 (Collateralized by $331,300 U.S. Treasury Notes, 4.50%, 9/30/11, market value $349,925)	343,000	343,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,727,000)		1,727,000

TOTAL INVESTMENT SECURITIES
(Cost $1,727,000)—101.1%		1,727,000
Net other assets (liabilities)—(1.1)%		(19,361)

NET ASSETS—100.0%		$1,707,639

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of March 31, 2010, the aggregate amount held in a segregated account was $120,000.

‡	Represents the effective yield or interest rate in effect at March 31, 2010.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
U.S. Dollar Index Futures Contract expiring 6/15/10 (Underlying notional amount at value $81,310)	1	$(573)

See accompanying notes to the Schedules of Portfolio Investments.

At March 31, 2010, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)

Long:
British Pound Sterling vs. U.S. Dollar	4/9/10	69,433	$106,387	$105,345	$(1,042)
Canadian Dollar vs. U.S. Dollar	4/9/10	78,035	77,225	76,852	(373)
Euro vs. U.S. Dollar	4/9/10	399,980	549,979	540,175	(9,804)
Japanese Yen vs. U.S. Dollar	4/9/10	10,625,559	117,413	113,685	(3,728)
Swedish Krona vs. U.S. Dollar	4/9/10	265,069	37,446	36,724	(722)
Swiss Franc vs. U.S. Dollar	4/9/10	35,347	33,525	33,535	10

Total Long Contracts			$921,975	$906,316	$(15,659)

At March 31, 2010, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)

Short:
British Pound Sterling vs. U.S. Dollar	4/9/10	3,154	$4,673	$4,786	$(113)
Canadian Dollar vs. U.S. Dollar	4/9/10	4,731	4,616	4,659	(43)
Euro vs. U.S. Dollar	4/9/10	16,315	21,670	22,034	(364)
Japanese Yen vs. U.S. Dollar	4/9/10	297,702	3,211	3,185	26
Swedish Krona vs. U.S. Dollar	4/9/10	13,997	1,924	1,939	(15)
Swiss Franc vs. U.S. Dollar	4/9/10	1,513	1,409	1,435	(26)

Total Short Contracts			$37,503	$38,038	$(535)

Long:
British Pound Sterling vs. U.S. Dollar	4/9/10	61,279	$93,923	$92,973	$(950)
Canadian Dollar vs. U.S. Dollar	4/9/10	74,745	74,011	73,611	(400)
Euro vs. U.S. Dollar	4/9/10	305,125	419,980	412,073	(7,907)
Japanese Yen vs. U.S. Dollar	4/9/10	9,690,570	107,066	103,681	(3,385)
Swedish Krona vs. U.S. Dollar	4/9/10	233,763	33,066	32,387	(679)
Swiss Franc vs. U.S. Dollar	4/9/10	27,549	26,137	26,137	- (a)

Total Long Contracts			$754,183	$740,862	$(13,321)

(a)	Amount is less than $0.50.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Repurchase Agreements	$-	$1,727,000	$-	$1,727,000

Total Investment Securities	-	1,727,000	-	1,727,000

Other Financial Instruments^	(573)	(29,515)	-	(30,088)

Total Investments	$(573)	$1,697,485	$-	$1,696,912

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	March 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (85.7%)
Bank of America, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $34,621,000 (Collateralized by $37,883,100 U.S. Treasury Notes, 2.75%, 2/15/19, market value $35,313,433)	$34,621,000	$34,621,000
Deutsche Bank, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $34,621,000 (Collateralized by $32,138,000 Federal National Mortgage Association, 4.75%, 11/19/12, market value $35,314,349)	34,621,000	34,621,000
HSBC, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $34,621,000 (Collateralized by $25,340,800 U.S. Treasury Bonds, 8.00%, 11/15/21, market value $35,313,444)	34,621,000	34,621,000
UBS, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $34,621,000 (Collateralized by $34,964,000 Federal National Mortgage Association, 2.18%, 4/23/12, market value $35,313,640)	34,621,000	34,621,000
UMB, 0.00%, 4/1/10, dated 3/31/10, with a repurchase price of $34,618,000 (Collateralized by $34,964,700 of various U.S. Treasury Bills, 2.00%–2.38%, 8/31/10-9/30/10, market value $35,310,426)	34,618,000	34,618,000

TOTAL REPURCHASE AGREEMENTS
(Cost $173,102,000)		173,102,000

TOTAL INVESTMENT SECURITIES
(Cost $173,102,000)—85.7%		173,102,000
Net other assets (liabilities)—14.3%		28,817,810

NET ASSETS—100.0%		$201,919,810

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at March 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description
Investment Securities:
Repurchase Agreements	$-	$173,102,000	$-	$173,102,000

Total Investment Securities	$-	$173,102,000	$-	$173,102,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP

Notes to Schedules of Portfolio Investments
March 31, 2010
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its schedule of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

For the non-money market ProFunds VP, derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

PROFUNDS VP

Notes to Schedules of Portfolio Investments (continued)
March 31, 2010
(unaudited)

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the ProFund VP.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of the valuations as of March 31, 2010, based upon the three levels defined above, is included in each ProFund VP’s Schedule of Portfolio Investments.

The Trust recognizes significant transfers between Level 1 and Level 2 at the reporting period end. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010 from the valuation input levels used on December 31, 2009.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

PROFUNDS VP

Notes to Schedules of Portfolio Investments (continued)
March 31, 2010
(unaudited)

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds VP will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of March 31, 2010 there were no short sale transactions.

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of March 31, 2010 the ProFunds VP did not hold any when-issued securities.

Foreign Currency Transactions

Each ProFund VP, other than ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

PROFUNDS VP

Notes to Schedules of Portfolio Investments (continued)
March 31, 2010
(unaudited)

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options. The ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amounts of variation margin. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contacts against default.

PROFUNDS VP

Notes to Schedules of Portfolio Investments (continued)
March 31, 2010
(unaudited)

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of March 31, 2010 are exchange traded.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of March 31, 2010, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

PROFUNDS VP

Notes to Schedules of Portfolio Investments (continued)
March 31, 2010
(unaudited)

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated tri-party account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements.”

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

PROFUNDS VP

Notes to Schedules of Portfolio Investments (continued)
March 31, 2010
(unaudited)

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the unrealized gain/loss. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e. risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at March 31, 2010 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Portfolio Investments of the ProFund VP. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

PROFUNDS VP

Notes to Schedules of Portfolio Investments (continued)
March 31, 2010
(unaudited)

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over-or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve its investment objective.

PROFUNDS VP

Notes to Schedules of Portfolio Investments (continued)
March 31, 2010
(unaudited)

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information, which is unaudited, for additional description of the risks associated with the ProFunds VP, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

4.	Federal Income Tax Information

At March 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$104,932,877	$16,717,494	$(11,441,986)	$5,275,508
ProFund VP Mid-Cap	14,107,000	-	-	-
ProFund VP Small-Cap	8,061,538	98,380	(20,193)	78,187
ProFund VP Dow 30	18,287,000	-	-	-
ProFund VP NASDAQ-100	31,726,779	18,327,631	(6,590,867)	11,736,764
ProFund VP Large-Cap Value	46,043,501	8,589,434	(11,508,627)	(2,919,193)
ProFund VP Large-Cap Growth	35,732,175	11,786,624	(6,070,834)	5,715,790
ProFund VP Mid-Cap Value	54,925,257	9,416,548	(8,070,830)	1,345,718
ProFund VP Mid-Cap Growth	51,928,832	10,233,019	(5,544,230)	4,688,789
ProFund VP Small-Cap Value	51,632,023	8,270,281	(8,201,568)	68,713
ProFund VP Small-Cap Growth	34,074,832	9,160,706	(6,414,520)	2,746,186
ProFund VP Asia 30	66,713,358	44,572,806	(16,145,961)	28,426,845
ProFund VP Europe 30	51,357,654	15,422,868	(11,122,762)	4,300,106
ProFund VP International	13,236,000	-	-	-
ProFund VP Emerging Markets	28,716,924	801,185	(212,764)	588,421
ProFund VP Japan	13,449,000	-	-	-
ProFund VP UltraBull	28,426,154	1,051,080	(533,258)	517,822
ProFund VP UltraMid-Cap	52,683,010	5,218,644	(2,619,897)	2,598,747
ProFund VP UltraSmall-Cap	45,488,129	964,636	(173,605)	791,031
ProFund VP UltraNASDAQ-100	47,652,709	6,682,544	(3,001,136)	3,681,408
ProFund VP Bear	32,993,986	-	(1,023)	(1,023)
ProFund VP Short Mid-Cap	3,584,000	-	-	-
ProFund VP Short Small-Cap	7,879,000	-	-	-
ProFund VP Short Dow 30	89,000	-	-	-
ProFund VP Short NASDAQ-100	12,576,000	-	-	-
ProFund VP Short International	1,465,000	-	-	-
ProFund VP Short Emerging Markets	1,342,000	-	-	-
ProFund VP UltraShort Dow 30	1,687,000	-	-	-
ProFund VP UltraShort NASDAQ-100	1,297,000	-	-	-
ProFund VP Banks	16,329,214	3,354,566	(10,270,098)	(6,915,532)
ProFund VP Basic Materials	64,702,531	24,155,530	(20,318,892)	3,836,638
ProFund VP Biotechnology	14,430,402	4,364,016	(2,039,506)	2,324,510
ProFund VP Consumer Goods	19,333,245	4,303,682	(1,997,062)	2,306,620
ProFund VP Consumer Services	15,829,381	2,442,951	(837,809)	1,605,142
ProFund VP Financials	37,846,075	12,930,915	(14,722,569)	(1,791,654)
ProFund VP Health Care	24,142,035	9,001,834	(4,687,019)	4,314,815
ProFund VP Industrials	27,362,524	5,006,453	(2,391,555)	2,614,898
ProFund VP Internet	6,056,814	3,757,821	(824,993)	2,932,828
ProFund VP Oil & Gas	46,208,321	36,985,670	(10,353,524)	26,632,146
ProFund VP Pharmaceuticals	6,182,039	1,608,607	(1,692,455)	(83,848)
ProFund VP Precious Metals	118,024,018	-	(3,006)	(3,006)
ProFund VP Real Estate	29,145,528	8,142,931	(4,720,797)	3,422,134
ProFund VP Semiconductor	2,239,544	1,311,301	(713,079)	598,222
ProFund VP Technology	11,102,927	8,433,069	(3,553,056)	4,880,013
ProFund VP Telecommunications	6,787,552	1,173,299	(2,071,240)	(897,941)
ProFund VP Utilities	28,776,587	9,883,390	(5,376,090)	4,507,300
ProFund VP U.S. Government Plus	64,065,634	-	(388,212)	(388,212)
ProFund VP Rising Rates Opportunity	69,435,616	-	(4,126)	(4,126)
ProFund VP Falling U.S. Dollar	1,727,000	-	-	-
ProFund VP Money Market	173,102,000	-	-	-

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ProFunds

By (Signature and Title)* /s/ Christopher E. Sabato
  Christopher E. Sabato, Treasurer and Principal Financial Officer

Date              May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg
  Louis M. Mayberg, President and Principal Executive Officer

Date              May 28, 2010

By (Signature and Title)* /s/ Christopher E. Sabato
  Christopher E. Sabato, Treasurer and Principal Financial Officer

Date              May 28, 2010

* Print the name and title of each signing officer under his or her signature.